NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account 4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account 4 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/  KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)1

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)1

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1 (CLVLG1)1

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)1

Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)1

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)1

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)1

NORTHERN LIGHTS

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

ProFunds

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Materials (PROBM)1

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Staples (PROCG)1

ProFund VP Consumer Discretionary (PROCS)1

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Energy (PROOG)1

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Communication Services (PROTEL)1

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from January 18, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from February 9, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from February 15, 2022 (inception) to December 31, 2022.

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from February 16, 2022 (inception) to December 31, 2022.

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from March 11, 2022 (inception) to December 31, 2022.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from March 21, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from March 24, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from March 30, 2022 (inception) to December 31, 2022.

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 6, 2022 (inception) to December 31, 2022.

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 21, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 16, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 17, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 18, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 9, 2022 (inception) to December 31, 2022.

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 16, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 29, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from July 25, 2022 (inception) to December 31, 2022.

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 7, 2022 (inception) to December 31, 2022.

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 23, 2022 (inception) to December 31, 2022.

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 30, 2022 (inception) to December 31, 2022.

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 9, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 13, 2023 (inception) to December 31, 2023.

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 14, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 15, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 7, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate high Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 10, 2023 (inception) to December 31, 2023.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust – Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 25, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	74,994	$762,727	$647,202	$-	$647,202	$38	$647,164	$647,164	$-	$647,164
ALVGIA	24,581	681,431	725,129	-	725,129	2	725,127	725,127	-	725,127
ALVIVB	18,410	269,222	270,818	-	270,818	40	270,778	270,778	-	270,778
ALVSVA	3,688	61,853	65,314	-	65,314	4	65,310	65,310	-	65,310
AASCO	8,217	126,982	135,823	-	135,823	3	135,820	135,820	-	135,820
ALCAI2	1,453	99,817	113,644	-	113,644	2	113,642	113,642	-	113,642
WFVSG1	87,415	891,414	733,412	-	733,412	7	733,405	733,405	-	733,405
AAEIP3	397,199	4,034,313	4,297,689	-	4,297,689	195	4,297,494	4,297,494	-	4,297,494
ARLPE3	96,796	1,179,226	1,181,884	-	1,181,884	62	1,181,822	1,181,822	-	1,181,822
ACVGI	64,382	1,218,362	1,275,406	-	1,275,406	10	1,275,396	1,275,396	-	1,275,396
ACVI	17,469	195,020	184,826	-	184,826	4	184,822	184,822	-	184,822
ACVIG	970,570	8,990,516	7,444,269	-	7,444,269	200	7,444,069	7,444,069	-	7,444,069
ACVIP1	60,043	583,020	563,800	-	563,800	7	563,793	563,793	-	563,793
ACVIP2	1,503,828	14,972,854	14,090,873	-	14,090,873	304	14,090,569	14,090,569	-	14,090,569
ACVMV2	171,991	3,579,553	3,348,667	-	3,348,667	71	3,348,596	3,348,596	-	3,348,596
ACVU1	100,925	2,161,086	2,588,725	-	2,588,725	44	2,588,681	2,588,681	-	2,588,681
ACVV	735,435	8,599,119	8,964,952	-	8,964,952	195	8,964,757	8,964,757	-	8,964,757
ACVV2	228,469	2,826,365	2,789,603	-	2,789,603	61	2,789,542	2,789,542	-	2,789,542
AFGC	93,081	950,937	922,432	-	922,432	4	922,428	922,428	-	922,428
AFGF	31,693	2,658,971	3,151,557	-	3,151,557	7	3,151,550	3,151,550	-	3,151,550
AMVBA1	271,601	2,628,812	2,591,078	-	2,591,078	6	2,591,072	2,591,072	-	2,591,072
AMVBC4	3,047,851	45,353,737	42,852,788	-	42,852,788	173	42,852,615	42,852,615	-	42,852,615
AMVCB4	1,672,822	18,916,244	19,404,736	-	19,404,736	274	19,404,462	19,404,462	-	19,404,462
AMVGS4	349,355	7,013,634	6,099,735	-	6,099,735	228	6,099,507	6,099,507	-	6,099,507
AMVGV2	108,788	1,087,233	1,063,947	-	1,063,947	24	1,063,923	1,063,923	-	1,063,923
AMVI4	549,491	9,997,366	9,412,781	-	9,412,781	112	9,412,669	9,412,669	-	9,412,669
AMVIG1	1,455	13,687	14,691	-	14,691	3	14,688	14,688	-	14,688
AMVM1	62,307	606,734	588,177	-	588,177	6	588,171	588,171	-	588,171
AMVNW1	66,939	1,654,216	1,705,605	-	1,705,605	8	1,705,597	1,705,597	-	1,705,597
AMVNW4	705,679	17,721,634	17,606,702	-	17,606,702	122	17,606,580	17,606,580	-	17,606,580
PIHYB2	15,186	127,050	124,222	-	124,222	12	124,210	124,210	-	124,210
PIVFI	8,401	117,394	134,499	-	134,499	3	134,496	134,496	-	134,496
BRVDA3	199,343	2,645,457	2,621,359	-	2,621,359	76	2,621,283	2,621,283	-	2,621,283
BRVED3	566,857	6,573,436	6,008,681	-	6,008,681	159	6,008,522	6,008,522	-	6,008,522
BRVEDI	364,548	4,135,634	3,875,140	-	3,875,140	6	3,875,134	3,875,134	-	3,875,134
BRVHY3	2,338,769	16,529,450	15,997,183	79,723	16,076,906	-	16,076,906	16,076,906	-	16,076,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
BRVHYI	282,051	1,964,318	1,929,227	10,057	1,939,284	-	1,939,284	1,939,284	-	1,939,284
BRVMMI	687,598	687,598	687,598	-	687,598	13	687,585	687,585	-	687,585
BRVSII	203,809	2,332,175	2,309,158	-	2,309,158	8	2,309,150	2,309,150	-	2,309,150
BRVTR1	57,306	594,792	586,245	1,834	588,079	-	588,079	588,079	-	588,079
BRVTR3	1,082,994	11,936,794	10,938,243	31,881	10,970,124	-	10,970,124	10,970,124	-	10,970,124
MLVGA3	1,598,830	23,395,251	20,832,757	-	20,832,757	346	20,832,411	20,832,411	-	20,832,411
DCAP	757	24,739	26,499	-	26,499	5	26,494	26,494	-	26,494
DVMCSS	475,771	8,698,044	8,830,317	-	8,830,317	171	8,830,146	8,830,146	-	8,830,146
CVN1II	8,014	853,637	1,147,395	-	1,147,395	6	1,147,389	1,147,389	-	1,147,389
SASP5I	284,649	17,493,500	19,979,515	166	19,979,681	-	19,979,681	19,979,681	-	19,979,681
CLSCV1	17,851	209,182	231,711	-	231,711	7	231,704	231,704	-	231,704
CLVAB1	59,267	535,034	544,071	-	544,071	5	544,066	544,066	-	544,066
CLVEM1	46,293	527,115	455,522	-	455,522	7	455,515	455,515	-	455,515
CLVHY1	11,170	66,111	68,250	-	68,250	3	68,247	68,247	-	68,247
CLVHY2	639,450	3,708,961	3,855,882	-	3,855,882	128	3,855,754	3,855,754	-	3,855,754
CLVIB1	75,652	630,912	649,850	-	649,850	4	649,846	649,846	-	649,846
CLVLD1	20,821	193,108	197,382	-	197,382	3	197,379	197,379	-	197,379
CLVLG1	197	7,969	11,601	-	11,601	4	11,597	11,597	-	11,597
CLVLV1	27,239	981,941	1,054,405	-	1,054,405	6	1,054,399	1,054,399	-	1,054,399
CLVPB1	763	7,522	7,423	-	7,423	3	7,420	7,420	-	7,420
CLVSE1	6,031	253,066	278,583	-	278,583	4	278,579	278,579	-	278,579
CLVTB1	25,081	232,819	236,016	-	236,016	4	236,012	236,012	-	236,012
CSCRS	49,920	1,027,287	882,080	-	882,080	63	882,017	882,017	-	882,017
CSCRS2	25,655	595,079	455,630	-	455,630	7	455,623	455,623	-	455,623
DWVEMD	17,956	376,990	395,937	-	395,937	8	395,929	395,929	-	395,929
DWVSVS	230,235	8,767,269	8,781,165	-	8,781,165	127	8,781,038	8,781,038	-	8,781,038
DWVSVT	940	33,844	36,087	-	36,087	4	36,083	36,083	-	36,083
DFVIV	146,399	1,935,787	1,992,496	-	1,992,496	10	1,992,486	1,992,486	-	1,992,486
ETVFR	2,381,109	20,826,202	20,596,592	3,883	20,600,475	-	20,600,475	20,577,994	22,481	20,600,475
FHIB	148,555	817,223	840,823	-	840,823	6	840,817	840,817	-	840,817
FQB	22,081	216,903	223,897	-	223,897	5	223,892	223,892	-	223,892
FVUS2	177,366	1,812,215	1,658,372	-	1,658,372	40	1,658,332	1,658,332	-	1,658,332
FAM2	16,866	252,044	255,347	-	255,347	31	255,316	255,316	-	255,316
FB2	3,645,119	77,840,178	78,515,859	-	78,515,859	316	78,515,543	78,515,543	-	78,515,543
FC2	664,387	30,046,182	31,113,261	-	31,113,261	212	31,113,049	31,113,049	-	31,113,049
FEI2	310,059	7,372,405	7,413,499	-	7,413,499	211	7,413,288	7,413,288	-	7,413,288
FEIP	71,380	1,721,449	1,773,785	-	1,773,785	12	1,773,773	1,773,773	-	1,773,773

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FEMS2	787,267	8,295,170	8,329,281	-	8,329,281	204	8,329,077	8,329,077	-	8,329,077
FG2	1,015,781	89,227,204	91,339,032	-	91,339,032	498	91,338,534	91,338,534	-	91,338,534
FGI2	881,224	21,459,255	23,017,576	470	23,018,046	-	23,018,046	23,010,583	7,463	23,018,046
FHI2	251,268	1,127,741	1,100,556	-	1,100,556	86	1,100,470	1,100,470	-	1,100,470
FICAP	45,624	880,148	967,236	-	967,236	5	967,231	967,231	-	967,231
FIGBP	355,367	3,912,524	3,969,454	-	3,969,454	3	3,969,451	3,969,451	-	3,969,451
FIGBP2	1,891,421	23,143,485	20,465,176	-	20,465,176	212	20,464,964	20,464,964	-	20,464,964
FIP	13,759	5,630,398	6,353,986	-	6,353,986	10	6,353,976	6,353,976	-	6,353,976
FMCP	21,685	740,269	790,215	-	790,215	6	790,209	790,209	-	790,209
FMMP	1,735,987	1,735,987	1,735,987	-	1,735,987	20	1,735,967	1,735,967	-	1,735,967
FNRS2	222,572	5,519,229	5,473,048	-	5,473,048	86	5,472,962	5,472,962	-	5,472,962
FRESS2	296,467	5,556,475	5,004,371	-	5,004,371	11	5,004,360	5,003,967	393	5,004,360
FVFRHI	68,401	687,293	673,745	-	673,745	3	673,742	673,742	-	673,742
FVIII	208,416	2,061,411	2,211,296	-	2,211,296	9	2,211,287	2,211,287	-	2,211,287
FVP	79,626	1,445,777	1,521,650	-	1,521,650	7	1,521,643	1,521,643	-	1,521,643
FVSII	58,622	608,664	614,360	-	614,360	5	614,355	614,355	-	614,355
FVSIS2	1,458,222	15,328,209	15,092,596	-	15,092,596	257	15,092,339	15,092,339	-	15,092,339
FVSS2	145,150	2,275,967	2,431,254	-	2,431,254	29	2,431,225	2,431,225	-	2,431,225
FEOVF	96,323	2,285,827	2,176,902	-	2,176,902	41	2,176,861	2,176,861	-	2,176,861
FTVFA2	468,876	2,372,975	2,297,491	-	2,297,491	103	2,297,388	2,297,388	-	2,297,388
FTVGI2	670,631	10,134,840	8,610,903	4,881	8,615,784	-	8,615,784	8,581,080	34,704	8,615,784
FTVIS2	1,312,045	20,488,702	18,631,034	-	18,631,034	290	18,630,744	18,630,744	-	18,630,744
FTVMD2	388,446	6,611,493	7,139,632	-	7,139,632	225	7,139,407	7,139,407	-	7,139,407
FTVUG2	25,263	250,391	261,723	-	261,723	2	261,721	261,721	-	261,721
GVGMNS	53,252	600,367	604,406	-	604,406	56	604,350	604,350	-	604,350
GVMSAS	219,031	1,988,693	1,947,183	-	1,947,183	66	1,947,117	1,947,117	-	1,947,117
GVFRB	199,705	4,802,823	5,060,523	-	5,060,523	165	5,060,358	5,060,358	-	5,060,358
RAF	8,328	150,760	143,236	-	143,236	48	143,188	143,188	-	143,188
RBF	45,962	3,926,818	3,808,901	-	3,808,901	203	3,808,698	3,808,698	-	3,808,698
RBKF	15,809	1,457,243	1,531,889	-	1,531,889	134	1,531,755	1,531,755	-	1,531,755
RBMF	19,459	1,947,224	1,976,061	-	1,976,061	139	1,975,922	1,975,922	-	1,975,922
RCPF	61,440	4,506,220	4,198,792	-	4,198,792	201	4,198,591	4,198,591	-	4,198,591
RELF	91,650	15,448,075	18,731,449	1,222,388	19,953,837	-	19,953,837	18,524,879	1,428,958	19,953,837
RENF	18,783	4,652,955	4,612,049	-	4,612,049	205	4,611,844	4,611,844	-	4,611,844
RESF	7,449	2,581,857	2,449,134	-	2,449,134	180	2,448,954	2,448,954	-	2,448,954
RFSF	64,519	6,336,237	6,168,030	-	6,168,030	266	6,167,764	6,167,764	-	6,167,764
RHCF	81,460	6,347,100	6,608,875	1,253,491	7,862,366	-	7,862,366	6,433,408	1,428,958	7,862,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RHYS	4,230	308,190	333,348	-	333,348	37	333,311	333,311	-	333,311
RINF	36,767	3,392,666	3,123,332	-	3,123,332	156	3,123,176	3,123,176	-	3,123,176
RJNF	10,641	1,216,713	1,098,129	-	1,098,129	76	1,098,053	1,098,053	-	1,098,053
RLCE	4,869	588,166	634,868	-	634,868	74	634,794	634,794	-	634,794
RLCJ	6,007	407,554	468,822	-	468,822	73	468,749	468,749	-	468,749
RLF	24,631	3,069,420	2,663,069	-	2,663,069	145	2,662,924	2,662,924	-	2,662,924
RMED	11,793	2,340,018	2,437,143	-	2,437,143	98	2,437,045	2,437,045	-	2,437,045
RMEK	32,321	1,963,637	2,254,695	-	2,254,695	113	2,254,582	2,254,582	-	2,254,582
RNF	53,339	7,311,623	8,553,947	-	8,553,947	155	8,553,792	8,553,792	-	8,553,792
ROF	246,195	13,577,531	17,457,659	-	17,457,659	239	17,457,420	17,457,420	-	17,457,420
RPMF	147,493	5,480,829	5,567,874	-	5,567,874	207	5,567,667	5,567,667	-	5,567,667
RREF	53,133	1,657,104	1,931,903	-	1,931,903	168	1,931,735	1,931,735	-	1,931,735
RRF	12,089	1,382,175	1,354,796	-	1,354,796	102	1,354,694	1,354,694	-	1,354,694
RSRF	227,083	3,484,792	3,853,599	-	3,853,599	194	3,853,405	3,853,405	-	3,853,405
RTEC	52,815	9,313,902	9,462,795	-	9,462,795	223	9,462,572	9,462,572	-	9,462,572
RTEL	5,561	300,994	308,512	-	308,512	80	308,432	308,432	-	308,432
RTF	25,094	7,421,048	8,584,883	-	8,584,883	111	8,584,772	8,584,772	-	8,584,772
RTRF	23,359	2,160,984	2,074,704	-	2,074,704	142	2,074,562	2,074,562	-	2,074,562
RUF	15,291	495,803	459,184	-	459,184	66	459,118	459,118	-	459,118
RUGB	126,186	2,571,326	2,704,161	-	2,704,161	93	2,704,068	2,704,068	-	2,704,068
RUTL	73,499	2,542,127	2,327,705	-	2,327,705	139	2,327,566	2,327,566	-	2,327,566
RVARS	102,908	2,641,149	2,664,295	-	2,664,295	191	2,664,104	2,664,104	-	2,664,104
RVCMD	18,286	1,785,724	1,563,113	-	1,563,113	130	1,562,983	1,562,983	-	1,562,983
RVF	66,644	7,459,842	8,725,711	-	8,725,711	154	8,725,557	8,725,557	-	8,725,557
RVIDD	7,460	325,478	291,704	-	291,704	65	291,639	291,639	-	291,639
RVIMC	1,410	54,137	47,714	-	47,714	29	47,685	47,685	-	47,685
RVISC	7,742	286,762	242,933	-	242,933	64	242,869	242,869	-	242,869
RVLCG	202,829	10,325,078	8,983,286	-	8,983,286	234	8,983,052	8,983,052	-	8,983,052
RVLCV	168,412	8,954,471	9,313,182	-	9,313,182	232	9,312,950	9,312,950	-	9,312,950
RVLDD	35,350	5,724,827	6,802,395	-	6,802,395	116	6,802,279	6,802,279	-	6,802,279
RVMCG	127,328	3,929,352	4,187,815	-	4,187,815	232	4,187,583	4,187,583	-	4,187,583
RVMCV	90,296	3,794,903	4,596,062	-	4,596,062	217	4,595,845	4,595,845	-	4,595,845
RVMFU	127,403	2,325,446	2,187,517	3,187	2,190,704	-	2,190,704	2,178,392	12,312	2,190,704
RVSCG	62,720	2,793,622	3,063,877	-	3,063,877	180	3,063,697	3,063,697	-	3,063,697
RVSCV	30,760	2,238,653	2,514,039	-	2,514,039	173	2,513,866	2,513,866	-	2,513,866
RVSDL	8,074	388,804	368,008	-	368,008	75	367,933	367,933	-	367,933
RVWDL	4,167	177,113	184,318	-	184,318	37	184,281	184,281	-	184,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
HTDEIA	27,665	482,769	521,763	-	521,763	8	521,755	521,755	-	521,755
HTIOIA	390	5,783	5,900	-	5,900	2	5,898	5,898	-	5,898
HTMCIA	5,109	148,045	139,744	-	139,744	5	139,739	139,739	-	139,739
AVIE2	30,089	904,039	1,007,072	-	1,007,072	72	1,007,000	1,007,000	-	1,007,000
IVBRA2	422,321	3,961,798	3,581,284	-	3,581,284	170	3,581,114	3,581,114	-	3,581,114
IVEW52	629,020	16,650,074	15,832,438	-	15,832,438	115	15,832,323	15,832,323	-	15,832,323
IVEW5I	44,254	1,115,176	1,160,351	-	1,160,351	5	1,160,346	1,160,346	-	1,160,346
OVAG	12,912	912,458	811,017	-	811,017	10	811,007	811,007	-	811,007
OVGSS	419,173	16,066,451	14,880,644	-	14,880,644	258	14,880,386	14,880,386	-	14,880,386
OVIG	744,452	1,647,436	1,503,793	-	1,503,793	12	1,503,781	1,503,781	-	1,503,781
OVSC	9,383	230,207	252,489	-	252,489	5	252,484	252,484	-	252,484
OVSCS	447,135	11,490,005	11,759,653	683	11,760,336	-	11,760,336	11,752,385	7,951	11,760,336
WRASP	1,042,414	9,365,563	9,131,545	-	9,131,545	162	9,131,383	9,131,383	-	9,131,383
WRENG	224,464	977,807	1,144,767	-	1,144,767	59	1,144,708	1,144,708	-	1,144,708
JABS	669,368	29,895,498	32,163,110	-	32,163,110	119	32,162,991	32,162,991	-	32,162,991
JAFBS	435,241	5,512,924	4,857,292	-	4,857,292	91	4,857,201	4,857,201	-	4,857,201
JAGTS	2,176,646	32,053,785	34,956,929	-	34,956,929	196	34,956,733	34,956,733	-	34,956,733
JAIGS	10,237	389,761	410,306	-	410,306	2	410,304	410,304	-	410,304
JAMGS	309,805	22,326,547	21,181,399	-	21,181,399	148	21,181,251	21,181,251	-	21,181,251
LZREMI	16,410	319,191	337,884	-	337,884	7	337,877	337,877	-	337,877
LZREMS	146,516	2,890,595	3,051,919	-	3,051,919	198	3,051,721	3,051,721	-	3,051,721
LPVAI	5,235	276,457	303,762	-	303,762	7	303,755	303,755	-	303,755
LPVCA2	279,528	4,779,138	4,628,978	-	4,628,978	67	4,628,911	4,628,911	-	4,628,911
LPVCII	127,585	2,758,368	2,607,841	-	2,607,841	5	2,607,836	2,607,836	-	2,607,836
LPVCMI	10,073	212,992	229,863	-	229,863	5	229,858	229,858	-	229,858
LPWHY2	466,500	3,012,309	2,920,287	562	2,920,849	-	2,920,849	2,915,099	5,750	2,920,849
SBVI	78,258	1,583,369	1,659,851	-	1,659,851	9	1,659,842	1,659,842	-	1,659,842
SBVSG2	340,255	7,922,251	8,605,048	-	8,605,048	104	8,604,944	8,604,944	-	8,604,944
LJPCBT	854,904	8,366,975	8,442,172	-	8,442,172	8	8,442,164	8,442,164	-	8,442,164
LJPMVS	217,419	2,041,838	2,211,806	-	2,211,806	6	2,211,800	2,211,800	-	2,211,800
LJPSCS	47,964	855,705	952,042	-	952,042	8	952,034	952,034	-	952,034
LJPUES	131,999	4,396,113	4,966,599	-	4,966,599	7	4,966,592	4,966,592	-	4,966,592
LOVSDC	1,356,902	18,595,613	17,680,438	-	17,680,438	129	17,680,309	17,680,309	-	17,680,309
LOVTRC	616,785	9,531,439	8,758,346	-	8,758,346	191	8,758,155	8,758,155	-	8,758,155
MNCPS2	478,120	7,394,339	7,008,860	-	7,008,860	168	7,008,692	7,008,415	277	7,008,692
MNHCBI	221,098	1,949,295	2,006,490	-	2,006,490	6	2,006,484	2,006,484	-	2,006,484
MNVFRI	73,062	623,078	627,299	60	627,359	-	627,359	627,359	-	627,359

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MNWLGI	2,256	47,852	58,879	-	58,879	2	58,877	58,877	-	58,877
M3GRES	37,623	702,617	599,340	-	599,340	34	599,306	599,306	-	599,306
MEGS	3,829	204,270	230,877	-	230,877	5	230,872	230,872	-	230,872
MMCGSC	57,483	399,781	426,523	-	426,523	5	426,518	426,518	-	426,518
MV2CBI	7,739	72,740	73,595	-	73,595	1	73,594	73,594	-	73,594
MV2RII	7,693	118,822	129,865	-	129,865	4	129,861	129,861	-	129,861
MV2RIS	79,038	1,254,081	1,314,394	-	1,314,394	58	1,314,336	1,314,336	-	1,314,336
MV3LMS	3,584	35,400	35,772	-	35,772	1	35,771	35,771	-	35,771
MV3MVI	26,875	256,786	264,179	-	264,179	7	264,172	264,172	-	264,172
MV3MVS	1,197,663	11,900,356	11,593,379	-	11,593,379	148	11,593,231	11,593,231	-	11,593,231
MVBRES	56,001	3,182,557	3,061,001	-	3,061,001	61	3,060,940	3,060,940	-	3,060,940
MVFIC	56,988	1,227,181	1,212,132	-	1,212,132	9	1,212,123	1,212,123	-	1,212,123
MVGTAS	57,383	781,965	765,486	-	765,486	94	765,392	765,392	-	765,392
MVIGIC	51,763	745,922	759,367	-	759,367	5	759,362	759,362	-	759,362
MVIGSC	300,357	4,176,360	4,334,149	-	4,334,149	73	4,334,076	4,334,076	-	4,334,076
MVITSI	969	32,784	34,891	-	34,891	3	34,888	34,888	-	34,888
MVIVSC	1,095,635	32,034,208	31,587,146	-	31,587,146	148	31,586,998	31,586,998	-	31,586,998
MVUSC	166,971	5,952,637	5,266,260	-	5,266,260	96	5,266,164	5,266,164	-	5,266,164
MGRFV	242,989	2,846,130	2,711,758	2,874	2,714,632	-	2,714,632	2,701,703	12,929	2,714,632
MSEMB	1,163,817	7,714,562	6,331,165	496	6,331,661	-	6,331,661	6,320,433	11,228	6,331,661
MSGI2	921,790	6,599,182	5,567,614	-	5,567,614	30	5,567,584	5,567,099	485	5,567,584
MSVEG2	1,955,865	16,396,435	19,812,917	-	19,812,917	145	19,812,772	19,812,772	-	19,812,772
MSVEM	29,052	395,241	374,777	-	374,777	7	374,770	374,770	-	374,770
MSVGT2	115,221	1,090,042	978,228	-	978,228	81	978,147	978,147	-	978,147
VKVGR2	1,097,791	9,820,137	8,277,342	1,253	8,278,595	-	8,278,595	8,263,337	15,258	8,278,595
DTRTFB	394,707	3,629,298	3,358,956	-	3,358,956	79	3,358,877	3,358,877	-	3,358,877
EIF2	586,298	12,254,381	11,280,373	-	11,280,373	102	11,280,271	11,280,271	-	11,280,271
GBF	269,795	2,702,372	2,554,959	-	2,554,959	140	2,554,819	2,554,819	-	2,554,819
GBF2	584,299	6,138,410	5,521,627	-	5,521,627	89	5,521,538	5,521,538	-	5,521,538
GEM	103,751	1,119,606	1,087,313	-	1,087,313	115	1,087,198	1,087,198	-	1,087,198
GEM2	776,107	10,234,865	8,001,663	571	8,002,234	-	8,002,234	7,998,484	3,750	8,002,234
GVAAA2	3,691,620	95,123,492	93,840,973	-	93,840,973	374	93,840,599	93,840,599	-	93,840,599
GVABD2	1,336,167	15,972,483	14,577,578	-	14,577,578	101	14,577,477	14,577,477	-	14,577,477
GVAGG2	873,871	29,242,203	30,699,084	-	30,699,084	99	30,698,985	30,698,985	-	30,698,985
GVAGI2	830,722	47,046,781	52,235,783	-	52,235,783	161	52,235,622	52,235,622	-	52,235,622
GVAGR2	695,529	75,823,892	75,270,196	-	75,270,196	193	75,270,003	75,270,003	-	75,270,003
GVDMA	2,400,840	24,249,058	21,847,646	65	21,847,711	-	21,847,711	21,837,415	10,296	21,847,711

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDMC	1,625,917	16,126,916	14,958,439	20,350	14,978,789	-	14,978,789	14,819,339	159,450	14,978,789
GVEX1	38,180,372	384,639,309	350,495,818	-	350,495,818	521	350,495,297	350,495,297	-	350,495,297
GVIDA	586,609	6,545,911	5,989,273	-	5,989,273	106	5,989,167	5,989,167	-	5,989,167
GVIDC	1,455,257	14,462,210	13,708,518	-	13,708,518	185	13,708,333	13,708,333	-	13,708,333
GVIDM	6,672,194	66,348,117	57,714,482	-	57,714,482	296	57,714,186	57,714,186	-	57,714,186
HIBF	1,060,495	6,789,063	6,140,265	-	6,140,265	147	6,140,118	6,140,118	-	6,140,118
IDPG2	247,288	2,575,970	2,522,334	-	2,522,334	62	2,522,272	2,522,272	-	2,522,272
IDPGI2	294,258	3,229,279	3,019,087	-	3,019,087	70	3,019,017	3,019,017	-	3,019,017
MCIF	3,622,766	73,202,808	68,252,917	-	68,252,917	403	68,252,514	68,252,514	-	68,252,514
MSBF	1,413,561	12,737,114	11,817,370	-	11,817,370	82	11,817,288	11,817,083	205	11,817,288
NAMAA2	813,302	8,726,332	7,767,032	-	7,767,032	68	7,766,964	7,766,964	-	7,766,964
NAMGI2	370,904	4,407,133	5,252,004	-	5,252,004	67	5,251,937	5,251,937	-	5,251,937
NCPG2	75,425	880,467	918,679	-	918,679	73	918,606	918,606	-	918,606
NCPGI2	123,045	1,354,102	1,440,852	-	1,440,852	69	1,440,783	1,440,783	-	1,440,783
NDESY	102,346	1,089,611	1,344,827	-	1,344,827	6	1,344,821	1,344,821	-	1,344,821
NIFY	154,543	1,521,056	1,788,057	-	1,788,057	3	1,788,054	1,788,054	-	1,788,054
NJMMA2	171,085	1,528,271	1,514,103	-	1,514,103	26	1,514,077	1,514,077	-	1,514,077
NLCGY	452,522	4,707,195	5,579,592	-	5,579,592	10	5,579,582	5,579,582	-	5,579,582
NUSTLY	289,081	3,247,473	3,893,923	-	3,893,923	9	3,893,914	3,893,914	-	3,893,914
NVAMV2	101,966	1,470,235	1,698,757	-	1,698,757	61	1,698,696	1,698,696	-	1,698,696
NVAMVZ	681,753	11,839,686	11,262,567	-	11,262,567	249	11,262,318	11,262,318	-	11,262,318
NVBX	4,528,399	48,419,008	41,570,698	-	41,570,698	221	41,570,477	41,570,477	-	41,570,477
NVCBD2	528,213	5,628,882	4,817,298	-	4,817,298	84	4,817,214	4,817,214	-	4,817,214
NVCCA2	1,006,172	10,113,803	10,776,099	39,428	10,815,527	-	10,815,527	10,448,578	366,949	10,815,527
NVCCN2	1,005,135	10,655,045	10,443,349	-	10,443,349	162	10,443,187	10,443,187	-	10,443,187
NVCMA2	674,605	6,235,312	6,948,426	253	6,948,679	-	6,948,679	6,938,575	10,104	6,948,679
NVCMC2	736,358	7,852,957	7,952,661	-	7,952,661	139	7,952,522	7,952,522	-	7,952,522
NVCMD2	1,395,192	13,851,904	15,333,164	-	15,333,164	204	15,332,960	15,332,960	-	15,332,960
NVCRA2	435,131	4,608,360	5,360,817	-	5,360,817	105	5,360,712	5,360,712	-	5,360,712
NVCRB2	994,801	10,701,510	11,052,238	-	11,052,238	202	11,052,036	11,052,036	-	11,052,036
NVDBL2	739,160	10,845,770	9,675,599	-	9,675,599	177	9,675,422	9,675,422	-	9,675,422
NVDCA2	1,168,946	15,784,793	14,623,519	30,903	14,654,422	-	14,654,422	14,317,533	336,889	14,654,422
NVFIII	755,970	7,884,762	7,204,393	-	7,204,393	69	7,204,324	7,204,324	-	7,204,324
NVGEII	88,898	1,254,153	1,415,264	-	1,415,264	51	1,415,213	1,415,213	-	1,415,213
NVIE6	253,081	2,562,386	2,687,723	-	2,687,723	55	2,687,668	2,687,668	-	2,687,668
NVIX	4,487,013	44,324,509	47,427,726	-	47,427,726	172	47,427,554	47,422,732	4,822	47,427,554
NVLCPP	2,455,456	27,776,590	24,382,682	-	24,382,682	307	24,382,375	24,382,375	-	24,382,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVLCPY	3,738	38,201	37,122	-	37,122	6	37,116	37,116	-	37,116
NVMGA2	277,985	3,091,398	3,210,726	-	3,210,726	91	3,210,635	3,210,635	-	3,210,635
NVMIG6	1,081,211	12,382,189	8,336,133	-	8,336,133	264	8,335,869	8,335,869	-	8,335,869
NVMIVZ	345,705	3,964,850	4,044,743	-	4,044,743	205	4,044,538	4,044,538	-	4,044,538
NVMLG2	2,130,414	15,943,050	17,192,438	-	17,192,438	214	17,192,224	17,192,224	-	17,192,224
NVMM2	176,749,100	176,749,100	176,749,100	6,890	176,755,990	-	176,755,990	176,733,499	22,491	176,755,990
NVMMG1	42,729	269,919	267,913	-	267,913	25	267,888	267,888	-	267,888
NVMMG2	1,635,131	7,950,549	8,862,412	-	8,862,412	268	8,862,144	8,862,144	-	8,862,144
NVMMV2	871,366	7,645,383	6,735,659	-	6,735,659	281	6,735,378	6,735,378	-	6,735,378
NVNMO1	1	17	16	-	16	16	-	-	-	-
NVNMO2	314,686	3,719,965	3,873,790	-	3,873,790	132	3,873,658	3,873,658	-	3,873,658
NVNSR2	116,144	1,444,556	1,397,215	-	1,397,215	44	1,397,171	1,397,171	-	1,397,171
NVOLG2	769,718	15,117,929	16,010,126	-	16,010,126	218	16,009,908	16,009,908	-	16,009,908
NVRE2	901,711	7,429,257	6,546,421	-	6,546,421	260	6,546,161	6,546,161	-	6,546,161
NVSIX2	5,073,105	41,064,223	40,128,261	-	40,128,261	320	40,127,941	40,127,941	-	40,127,941
NVSTB2	1,453,841	13,982,122	13,971,410	-	13,971,410	190	13,971,220	13,971,220	-	13,971,220
NVTIV3	41,574	430,445	491,410	-	491,410	39	491,371	491,371	-	491,371
SAM	32,344	32,344	32,344	-	32,344	8	32,336	32,336	-	32,336
SCF	287,537	5,701,611	5,238,923	-	5,238,923	172	5,238,751	5,238,751	-	5,238,751
SCF2	358,296	5,104,021	5,754,238	-	5,754,238	100	5,754,138	5,754,138	-	5,754,138
SCGF	231,115	4,005,424	3,170,901	-	3,170,901	150	3,170,751	3,170,751	-	3,170,751
SCGF2	398,096	4,157,625	4,566,163	-	4,566,163	105	4,566,058	4,566,058	-	4,566,058
SCVF	248,153	2,474,482	2,337,599	-	2,337,599	152	2,337,447	2,337,447	-	2,337,447
SCVF2	319,154	2,680,654	2,814,941	-	2,814,941	82	2,814,859	2,814,859	-	2,814,859
TRF	79,169	1,796,105	1,678,373	-	1,678,373	85	1,678,288	1,678,288	-	1,678,288
TRF2	171,784	3,996,616	3,617,776	-	3,617,776	61	3,617,715	3,617,715	-	3,617,715
NBARMS	116,853	1,073,410	1,101,927	-	1,101,927	50	1,101,877	1,101,877	-	1,101,877
NOTBBA	872,073	7,144,681	6,566,708	-	6,566,708	108	6,566,600	6,566,600	-	6,566,600
PSHYBI	20,851	129,554	138,035	-	138,035	2	138,033	138,033	-	138,033
PSTRBI	55,096	740,673	788,426	-	788,426	3	788,423	788,423	-	788,423
PMUBA	396,073	3,858,709	3,437,918	-	3,437,918	134	3,437,784	3,437,784	-	3,437,784
PMVAAD	442,640	4,691,826	4,072,287	-	4,072,287	142	4,072,145	4,072,145	-	4,072,145
PMVEBD	409,026	5,018,560	4,315,226	-	4,315,226	142	4,315,084	4,315,084	-	4,315,084
PMVFAD	256,074	2,385,455	1,938,477	-	1,938,477	102	1,938,375	1,938,375	-	1,938,375
PMVFHI	176,931	1,751,935	1,739,229	-	1,739,229	95	1,739,134	1,739,134	-	1,739,134
PMVFHV	359,164	3,853,400	3,530,577	-	3,530,577	62	3,530,515	3,530,515	-	3,530,515
PMVGBD	169,519	1,906,905	1,630,776	-	1,630,776	104	1,630,672	1,630,672	-	1,630,672

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVHYD	709,982	4,890,949	5,097,671	1,187	5,098,858	-	5,098,858	5,098,858	-	5,098,858
PMVII	519,057	5,129,723	5,164,616	-	5,164,616	15	5,164,601	5,164,601	-	5,164,601
PMVIV	1,679,477	17,314,130	16,710,794	-	16,710,794	195	16,710,599	16,710,599	-	16,710,599
PMVLAD	1,258,155	11,971,756	12,078,285	-	12,078,285	140	12,078,145	12,078,145	-	12,078,145
PMVLDI	152,073	1,475,999	1,459,900	-	1,459,900	91	1,459,809	1,459,809	-	1,459,809
PMVRI	97,098	1,209,968	1,123,419	-	1,123,419	3	1,123,416	1,123,416	-	1,123,416
PMVRSD	1,075,277	8,279,774	5,871,010	-	5,871,010	1,365,533	4,505,477	4,505,477	-	4,505,477
PMVRSI	137,707	955,528	732,602	-	732,602	2	732,600	732,600	-	732,600
PMVSTA	1,424,922	14,475,267	14,576,953	-	14,576,953	90	14,576,863	14,576,863	-	14,576,863
PMVSTI	175,216	1,782,786	1,792,460	-	1,792,460	89	1,792,371	1,792,371	-	1,792,371
PMVTRI	294,525	2,837,565	2,703,741	-	2,703,741	4	2,703,737	2,703,737	-	2,703,737
PNVCA1	3,713	126,914	131,072	-	131,072	3	131,069	131,069	-	131,069
PNVCB1	96,183	911,674	926,244	-	926,244	4	926,240	926,240	-	926,240
PNVDI1	8,436	121,158	130,677	-	130,677	5	130,672	130,672	-	130,672
PNVMC1	10,266	576,926	647,049	-	647,049	7	647,042	647,042	-	647,042
PNVSC1	2,398	31,676	36,016	-	36,016	2	36,014	36,014	-	36,014
PNVST1	32,741	79,874	81,853	-	81,853	5	81,848	81,848	-	81,848
PROA30	8,069	277,754	286,298	-	286,298	74	286,224	286,224	-	286,224
PROAHY	108,988	2,623,966	2,697,452	-	2,697,452	95	2,697,357	2,697,357	-	2,697,357
PROBIO	48,609	2,649,308	3,245,111	-	3,245,111	191	3,244,920	3,244,920	-	3,244,920
PROBL	71,134	3,201,664	3,594,426	-	3,594,426	89	3,594,337	3,594,337	-	3,594,337
PROBM	8,445	675,163	721,854	-	721,854	91	721,763	721,763	-	721,763
PROBNK	35,832	846,397	980,364	-	980,364	87	980,277	980,277	-	980,277
PROBR	7,035	112,288	101,240	-	101,240	39	101,201	101,201	-	101,201
PROCG	51,771	2,409,316	2,284,641	-	2,284,641	101	2,284,540	2,284,540	-	2,284,540
PROCS	36,168	2,191,495	2,387,120	-	2,387,120	107	2,387,013	2,387,013	-	2,387,013
PROE30	46,215	1,150,799	1,196,967	-	1,196,967	119	1,196,848	1,196,848	-	1,196,848
PROEM	83,279	2,276,600	2,355,971	-	2,355,971	125	2,355,846	2,355,846	-	2,355,846
PROFIN	42,486	1,803,969	1,951,374	-	1,951,374	143	1,951,231	1,951,231	-	1,951,231
PROGVP	27,195	331,313	345,917	-	345,917	40	345,877	345,877	-	345,877
PROHC	75,438	5,253,548	5,032,450	-	5,032,450	188	5,032,262	5,032,262	-	5,032,262
PROIND	34,865	2,962,726	3,091,123	-	3,091,123	114	3,091,009	3,091,009	-	3,091,009
PROINT	24,855	499,434	511,521	-	511,521	61	511,460	511,460	-	511,460
PROJP	20,770	1,335,146	1,354,387	-	1,354,387	97	1,354,290	1,354,290	-	1,354,290
PRON	158,415	8,344,818	9,167,498	-	9,167,498	173	9,167,325	9,167,325	-	9,167,325
PRONET	173,005	3,236,408	3,641,763	-	3,641,763	148	3,641,615	3,641,615	-	3,641,615
PROOG	178,026	7,607,005	7,510,907	-	7,510,907	157	7,510,750	7,510,750	-	7,510,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROPHR	23,085	753,765	793,898	-	793,898	93	793,805	793,805	-	793,805
PROPM	84,261	1,990,385	2,140,217	-	2,140,217	123	2,140,094	2,140,094	-	2,140,094
PRORRO	38,196	1,827,818	1,707,380	-	1,707,380	1,296,953	410,427	410,427	-	410,427
PROSCN	187,212	17,742,923	23,667,320	1,223,294	24,890,614	-	24,890,614	23,418,354	1,472,260	24,890,614
PROSEM	200	4,759	4,702	-	4,702	18	4,684	4,684	-	4,684
PROSIN	209	5,234	5,192	-	5,192	26	5,166	5,166	-	5,166
PROSN	8,003	110,161	98,363	-	98,363	32	98,331	98,331	-	98,331
PROTEC	327,027	20,364,180	22,623,700	-	22,623,700	212	22,623,488	22,623,488	-	22,623,488
PROTEL	35,834	1,322,187	1,366,714	-	1,366,714	57	1,366,657	1,366,657	-	1,366,657
PROUN	156,677	3,401,527	4,847,581	-	4,847,581	104	4,847,477	4,847,477	-	4,847,477
PROUSN	2,799	104,877	99,059	-	99,059	98	98,961	98,961	-	98,961
PROUTL	81,422	3,023,915	3,047,634	-	3,047,634	118	3,047,516	3,047,516	-	3,047,516
PVEIB	792,778	20,563,400	22,847,864	-	22,847,864	136	22,847,728	22,847,728	-	22,847,728
PVEIIA	55,240	1,504,360	1,615,203	-	1,615,203	4	1,615,199	1,615,199	-	1,615,199
PVIGIB	103,233	1,085,673	1,214,025	-	1,214,025	37	1,213,988	1,213,988	-	1,213,988
PVNOB	286	9,815	11,345	-	11,345	1	11,344	11,344	-	11,344
PVTIGB	38,809	541,688	592,616	-	592,616	22	592,594	592,594	-	592,594
TRBCGP	76,011	2,842,371	3,510,927	-	3,510,927	16	3,510,911	3,510,911	-	3,510,911
TRHS2	530,975	28,852,814	27,531,033	-	27,531,033	152	27,530,881	27,530,881	-	27,530,881
TRLT1	127,483	590,756	594,069	-	594,069	6	594,063	594,063	-	594,063
TRMCG2	28,613	717,056	773,115	-	773,115	7	773,108	773,108	-	773,108
VEEMS	92,851	1,023,673	833,802	-	833,802	44	833,758	833,758	-	833,758
VVGGS	680,299	5,631,910	5,700,910	-	5,700,910	140	5,700,770	5,700,770	-	5,700,770
VWEM	198	1,714	1,823	-	1,823	2	1,821	1,821	-	1,821
VWHA	74,153	2,043,441	1,971,724	-	1,971,724	153	1,971,571	1,971,571	-	1,971,571
VWHAS	291,012	7,762,993	7,397,532	49	7,397,581	-	7,397,581	7,397,228	353	7,397,581
VVEI	6,864	156,174	164,107	-	164,107	4	164,103	164,103	-	164,103
VVHGB	716,279	7,822,854	7,614,044	-	7,614,044	8	7,614,036	7,614,036	-	7,614,036
VVI	174,613	4,386,128	4,290,235	-	4,290,235	9	4,290,226	4,290,226	-	4,290,226
VVMCI	181,593	4,205,879	4,345,514	-	4,345,514	7	4,345,507	4,345,507	-	4,345,507
VVSTC	676,667	6,843,729	6,976,439	-	6,976,439	7	6,976,432	6,976,432	-	6,976,432
VVTISI	313,756	6,421,272	6,617,113	-	6,617,113	5	6,617,108	6,617,108	-	6,617,108
VVTSM	128,201	6,095,825	6,339,535	-	6,339,535	6	6,339,529	6,339,529	-	6,339,529
VRVDRA	263,581	5,522,007	5,124,018	-	5,124,018	112	5,123,906	5,123,906	-	5,123,906

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVBWB	ALVGIA	ALVIVB	ALVSVA	AASCO	ALCAI2	WFVSG1	AAEIP3
Reinvested dividends	$5,666	1,159	1,948	392	-	-	-	126,028
Mortality and expense risk charges (note 2)	(8,256)	(671)	(5,786)	(128)	(266)	(144)	(2,116)	(56,949)

Net investment income (loss)	(2,590)	488	(3,838)	264	(266)	(144)	(2,116)	69,079

Realized gain (loss) on investments	(11,801)	(9,453)	26,235	(2,345)	(2,705)	1,628	(70,926)	231,827
Change in unrealized gain (loss) on investments	48,033	52,576	16,079	6,108	12,945	13,827	110,925	142,486

Net gain (loss) on investments	36,232	43,123	42,314	3,763	10,240	15,455	39,999	374,313

Reinvested capital gains	32,462	6,095	-	3,085	-	-	-	45,144

Net increase (decrease) in contract owners’ equity resulting from operations	$66,104	49,706	38,476	7,112	9,974	15,311	37,883	488,536

Investment Activity*:	ARLPE3	ACVGI	ACVI	ACVIG	ACVIP1	ACVIP2	ACVMV2	ACVU1
Reinvested dividends	$-	1,366	1,732	121,041	17,359	493,936	66,199	-
Mortality and expense risk charges (note 2)	(14,491)	(4,083)	(477)	(112,888)	(1,704)	(174,709)	(38,289)	(27,348)

Net investment income (loss)	(14,491)	(2,717)	1,255	8,153	15,655	319,227	27,910	(27,348)

Realized gain (loss) on investments	(115,477)	(56,284)	(4,527)	(498,441)	(48,522)	(468,607)	(242,656)	91,396
Change in unrealized gain (loss) on investments	398,124	498,454	17,795	999,965	65,825	464,048	38,214	586,354

Net gain (loss) on investments	282,647	442,170	13,268	501,524	17,303	(4,559)	(204,442)	677,750

Reinvested capital gains	-	-	-	-	-	-	331,537	168,943

Net increase (decrease) in contract owners’ equity resulting from operations	$268,156	439,453	14,523	509,677	32,958	314,668	155,005	819,345

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ACVV	ACVV2	AFGC	AFGF	AMVBA1	AMVBC4	AMVCB4	AMVGS4
Reinvested dividends	$214,091	62,387	34,211	15,961	91,508	677,451	495,021	1,662
Mortality and expense risk charges (note 2)	(127,120)	(31,511)	(2,550)	(8,236)	(8,014)	(440,415)	(214,118)	(72,809)

Net investment income (loss)	86,971	30,876	31,661	7,725	83,494	237,036	280,903	(71,147)

Realized gain (loss) on investments	193,997	(66,583)	(13,156)	(73,026)	(36,571)	(2,157,912)	(68,637)	(744,081)
Change in unrealized gain (loss) on investments	(347,883)	24,490	7,628	706,809	67,403	7,428,212	1,133,894	1,538,659

Net gain (loss) on investments	(153,886)	(42,093)	(5,528)	633,783	30,832	5,270,300	1,065,257	794,578

Reinvested capital gains	717,551	225,171	-	125,088	-	372,008	-	80,901

Net increase (decrease) in contract owners’ equity resulting from operations	$650,636	213,954	26,133	766,596	114,326	5,879,344	1,346,160	804,332

Investment Activity*:	AMVGV2	AMVI4	AMVIG1	AMVM1	AMVNW1	AMVNW4	PIHYB2	PIVFI
Reinvested dividends	$45,004	100,707	375	22,996	26,868	209,492	6,315	1,089
Mortality and expense risk charges (note 2)	(20,296)	(108,053)	(43)	(1,700)	(4,689)	(177,394)	(1,580)	(445)

Net investment income (loss)	24,708	(7,346)	332	21,296	22,179	32,098	4,735	644

Realized gain (loss) on investments	(108,849)	(308,343)	480	(2,421)	(12,437)	(232,588)	(520)	(634)
Change in unrealized gain (loss) on investments	(16,121)	1,595,763	934	(1,579)	187,892	2,525,289	6,708	26,906

Net gain (loss) on investments	(124,970)	1,287,420	1,414	(4,000)	175,455	2,292,701	6,188	26,272

Reinvested capital gains	-	-	-	-	-	-	-	5,641

Net increase (decrease) in contract owners’ equity resulting from operations	$(100,262)	1,280,074	1,746	17,296	197,634	2,324,799	10,923	32,557

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	BRVDA3	BRVED3	BRVEDI	BRVHY3	BRVHYI	BRVMMI	BRVSII	BRVTR1
Reinvested dividends	$46,732	106,578	65,969	985,636	107,507	26,642	27,050	16,676
Mortality and expense risk charges (note 2)	(31,995)	(71,317)	(10,310)	(177,027)	(5,725)	(1,853)	(5,420)	(1,556)

Net investment income (loss)	14,737	35,261	55,659	808,609	101,782	24,789	21,630	15,120

Realized gain (loss) on investments	25,591	15,091	(148,942)	(405,940)	(30,981)	-	(42,051)	(5,553)
Change in unrealized gain (loss) on investments	275,772	241,806	286,616	1,329,184	132,923	-	246,942	12,835

Net gain (loss) on investments	301,363	256,897	137,674	923,244	101,942	-	204,891	7,282

Reinvested capital gains	-	289,085	180,278	-	-	-	52,842	-

Net increase (decrease) in contract owners’ equity resulting from operations	$316,100	581,243	373,611	1,731,853	203,724	24,789	279,363	22,402

Investment Activity*:	BRVTR3	MLVGA3	DCAP	DSRG	DVMCSS	CVN1II	SASP5I	CLSCV1
Reinvested dividends	$403,223	503,890	120	48	47,741	2,913	227,765	2,127
Mortality and expense risk charges (note 2)	(133,813)	(265,860)	(54)	(3)	(101,797)	(2,544)	(50,696)	(947)

Net investment income (loss)	269,410	238,030	66	45	(54,056)	369	177,069	1,180

Realized gain (loss) on investments	(654,071)	(582,755)	(57)	(1,418)	(397,916)	25,126	31,646	(71,132)
Change in unrealized gain (loss) on investments	793,781	2,514,649	2,216	1,099	1,479,677	305,325	3,271,749	114,860

Net gain (loss) on investments	139,710	1,931,894	2,159	(319)	1,081,761	330,451	3,303,395	43,728

Reinvested capital gains	-	-	1,060	763	280,434	-	-	20,529

Net increase (decrease) in contract owners’ equity resulting from operations	$409,120	2,169,924	3,285	489	1,308,139	330,820	3,480,464	65,437

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	CLVAB1	CLVEM1	CLVHY1	CLVHY2	CLVIB1	CLVLD1	CLVLG1	CLVLV1
Reinvested dividends	$9,507	383	2,655	222,829	11,166	5,942	-	-
Mortality and expense risk charges (note 2)	(949)	(1,237)	(155)	(44,838)	(1,183)	(603)	(36)	(4,800)

Net investment income (loss)	8,558	(854)	2,500	177,991	9,983	5,339	(36)	(4,800)

Realized gain (loss) on investments	(3,017)	(28,471)	5	(39,772)	(2,347)	106	298	23,742
Change in unrealized gain (loss) on investments	13,189	64,518	2,578	259,192	21,824	5,696	3,240	60,248

Net gain (loss) on investments	10,172	36,047	2,583	219,420	19,477	5,802	3,538	83,990

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,730	35,193	5,083	397,411	29,460	11,141	3,502	79,190

Investment Activity*:	CLVPB1	CLVSE1	CLVTB1	CSCRS	CSCRS2	DWVEMD	DWVSVS	DWVSVT
Reinvested dividends	$189	-	4,876	307,473	88,441	7,040	53,537	202
Mortality and expense risk charges (note 2)	(39)	(718)	(687)	(15,029)	(1,499)	(1,418)	(94,761)	(91)

Net investment income (loss)	150	(718)	4,189	292,444	86,942	5,622	(41,224)	111

Realized gain (loss) on investments	(550)	990	(224)	(368,751)	(26,523)	(16,375)	(108,228)	(759)
Change in unrealized gain (loss) on investments	1,383	22,516	5,552	(52,640)	(103,170)	66,642	429,435	2,783

Net gain (loss) on investments	833	23,506	5,328	(421,391)	(129,693)	50,267	321,207	2,024

Reinvested capital gains	-	-	-	-	-	-	358,835	892

Net increase (decrease) in contract owners’ equity resulting from operations	$983	22,788	9,517	(128,947)	(42,751)	55,889	638,818	3,027

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DFVIV	ETVFR	FHIB	FQB	FVUS2	FAM2	FB2	FC2
Reinvested dividends	$101,565	1,705,570	21,489	3,462	43,593	5,419	1,113,199	74,571
Mortality and expense risk charges (note 2)	(5,191)	(261,033)	(1,772)	(555)	(17,621)	(3,344)	(846,018)	(302,738)

Net investment income (loss)	96,374	1,444,537	19,717	2,907	25,972	2,075	267,181	(228,167)

Realized gain (loss) on investments	10,855	(156,008)	(12,775)	(168)	(102,368)	(4,196)	860,031	605,457
Change in unrealized gain (loss) on investments	116,368	669,665	63,187	7,509	131,315	27,433	8,850,987	5,618,609

Net gain (loss) on investments	127,223	513,657	50,412	7,341	28,947	23,237	9,711,018	6,224,066

Reinvested capital gains	20,269	-	-	-	-	3,436	2,387,462	1,011,424

Net increase (decrease) in contract owners’ equity resulting from operations	$243,866	1,958,194	70,129	10,248	54,919	28,748	12,365,661	7,007,323

Investment Activity*:	FEI2	FEIP	FEMS2	FG2	FGI2	FHI2	FICAP	FIGBP
Reinvested dividends	$134,886	32,612	169,414	3,335	322,206	60,668	3,308	98,753
Mortality and expense risk charges (note 2)	(106,981)	(4,023)	(103,099)	(1,035,919)	(255,456)	(14,090)	(1,504)	(8,426)

Net investment income (loss)	27,905	28,589	66,315	(1,032,584)	66,750	46,578	1,804	90,327

Realized gain (loss) on investments	(112,348)	(169)	(91,635)	2,174,268	965,502	(41,977)	13,578	(8,809)
Change in unrealized gain (loss) on investments	512,552	56,533	575,717	20,094,414	1,504,529	68,639	90,880	73,063

Net gain (loss) on investments	400,204	56,364	484,082	22,268,682	2,470,031	26,662	104,458	64,254

Reinvested capital gains	231,463	48,952	-	4,004,652	844,206	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$659,572	133,905	550,397	25,240,750	3,380,987	73,240	106,262	154,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FIGBP2	FIP	FMCP	FMMP	FNRS2	FRESS2	FVFRHI	FVIII
Reinvested dividends	$468,595	79,829	4,614	71,541	133,845	115,229	38,784	58,061
Mortality and expense risk charges (note 2)	(219,100)	(16,878)	(1,637)	(5,066)	(60,317)	(57,518)	(2,653)	(6,482)

Net investment income (loss)	249,495	62,951	2,977	66,475	73,528	57,711	36,131	51,579

Realized gain (loss) on investments	(1,345,049)	(9,664)	3,629	-	108,765	(502,747)	485	(2,687)
Change in unrealized gain (loss) on investments	1,967,583	1,034,678	54,927	-	(269,241)	578,865	(13,548)	228,491

Net gain (loss) on investments	622,534	1,025,014	58,556	-	(160,476)	76,118	(13,063)	225,804

Reinvested capital gains	-	36,222	19,959	-	-	257,425	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$872,029	1,124,187	81,492	66,475	(86,948)	391,254	23,068	277,383

Investment Activity*:	FVP	FVSII	FVSIS2	FVSS2	FEOVF	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$15,968	25,612	633,189	19,012	-	38,587	-	1,009,233
Mortality and expense risk charges (note 2)	(2,941)	(1,337)	(177,188)	(16,750)	(18,769)	(35,626)	(104,261)	(235,033)

Net investment income (loss)	13,027	24,275	456,001	2,262	(18,769)	2,961	(104,261)	774,200

Realized gain (loss) on investments	(806)	(1,991)	(87,248)	(68,726)	(20,470)	(409,836)	(631,222)	(6,587)
Change in unrealized gain (loss) on investments	118,752	13,360	733,786	197,293	8,388	722,453	852,409	(723,930)

Net gain (loss) on investments	117,946	11,369	646,538	128,567	(12,082)	312,617	221,187	(730,517)

Reinvested capital gains	45,323	-	-	79,822	159,791	44,791	-	1,223,514

Net increase (decrease) in contract owners’ equity resulting from operations	$176,296	35,644	1,102,539	210,651	128,940	360,369	116,926	1,267,197

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVMD2	FTVUG2	GVGMNS	GVMSAS	GVFRB	RAF	RBF	RBKF
Reinvested dividends	$174,903	-	9,522	124,041	195,395	3,610	-	12,868
Mortality and expense risk charges (note 2)	(94,620)	(1,256)	(7,757)	(20,019)	(77,378)	(7,028)	(59,763)	(17,720)

Net investment income (loss)	80,283	(1,256)	1,765	104,022	118,017	(3,418)	(59,763)	(4,852)

Realized gain (loss) on investments	(86,038)	(4)	(3,277)	(41,044)	49,810	(278,625)	(704,906)	(227,793)
Change in unrealized gain (loss) on investments	818,414	11,332	71,312	63,413	315,249	(1,568)	817,569	244,376

Net gain (loss) on investments	732,376	11,328	68,035	22,369	365,059	(280,193)	112,663	16,583

Reinvested capital gains	380,633	-	-	-	-	-	44,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,193,292	10,072	69,800	126,391	483,076	(283,611)	97,075	11,731

Investment Activity*:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS
Reinvested dividends	$-	65,838	-	214,647	-	-	-	6,640
Mortality and expense risk charges (note 2)	(30,751)	(66,543)	(186,226)	(83,004)	(38,951)	(74,983)	(135,832)	(4,409)

Net investment income (loss)	(30,751)	(705)	(186,226)	131,643	(38,951)	(74,983)	(135,832)	2,231

Realized gain (loss) on investments	(104,116)	(200,409)	(83,220)	54,779	361,869	(441,765)	(355,062)	(5,332)
Change in unrealized gain (loss) on investments	271,557	(92,229)	4,371,708	(213,799)	(390,804)	1,179,228	891,123	35,423

Net gain (loss) on investments	167,441	(292,638)	4,288,488	(159,020)	(28,935)	737,463	536,061	30,091

Reinvested capital gains	-	24,545	400,002	-	-	-	279,466	-

Net increase (decrease) in contract owners’ equity resulting from operations	$136,690	(268,798)	4,502,264	(27,377)	(67,886)	662,480	679,695	32,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	-	2,027	221	-	-	-	-
Mortality and expense risk charges (note 2)	(41,344)	(22,910)	(9,869)	(5,244)	(35,853)	(29,002)	(20,633)	(108,840)

Net investment income (loss)	(41,344)	(22,910)	(7,842)	(5,023)	(35,853)	(29,002)	(20,633)	(108,840)

Realized gain (loss) on investments	(1,282,835)	162,043	167,645	22,252	17,278	(283,992)	38,138	551,333
Change in unrealized gain (loss) on investments	2,406,889	(80,984)	(34,039)	72,124	505,384	663,077	407,756	1,817,551

Net gain (loss) on investments	1,124,054	81,059	133,606	94,376	522,662	379,085	445,894	2,368,884

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,082,710	58,149	125,764	89,353	486,809	350,083	425,261	2,260,044

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	16,675	26,325	-	10,321	-	2,437	4,559
Mortality and expense risk charges (note 2)	(217,366)	(68,379)	(27,152)	(19,674)	(52,324)	(141,880)	(3,898)	(71,883)

Net investment income (loss)	(217,366)	(51,704)	(827)	(19,674)	(42,003)	(141,880)	(1,461)	(67,324)

Realized gain (loss) on investments	(1,472,217)	(565,105)	(675,210)	(276,422)	216,660	(687,910)	(41,354)	478,589
Change in unrealized gain (loss) on investments	7,703,417	747,075	756,049	510,028	230,586	4,227,314	61,135	1,558,830

Net gain (loss) on investments	6,231,200	181,970	80,839	233,606	447,246	3,539,404	19,781	2,037,419

Reinvested capital gains	-	-	79,269	-	-	169,301	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,013,834	130,266	159,281	213,932	405,243	3,566,825	18,320	1,970,095

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$-	12,456	81,983	40,962	78,102	183,378	-	2,101
Mortality and expense risk charges (note 2)	(30,193)	(7,690)	(39,065)	(38,663)	(36,314)	(26,745)	(92,668)	(8,544)

Net investment income (loss)	(30,193)	4,766	42,918	2,299	41,788	156,633	(92,668)	(6,443)

Realized gain (loss) on investments	(516,892)	(127,964)	(431,187)	(178,239)	43,649	(455,765)	1,076,379	(145,121)
Change in unrealized gain (loss) on investments	981,723	(32,306)	244,319	(92,226)	(3,086)	136,087	2,207,475	(31,627)

Net gain (loss) on investments	464,831	(160,270)	(186,868)	(270,465)	40,563	(319,678)	3,283,854	(176,748)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$434,638	(155,504)	(143,950)	(268,166)	82,351	(163,045)	3,191,186	(183,191)

Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$284	-	-	148,139	17,877	-	-	89,375
Mortality and expense risk charges (note 2)	(1,036)	(7,846)	(147,991)	(161,715)	(93,424)	(59,223)	(68,577)	(32,158)

Net investment income (loss)	(752)	(7,846)	(147,991)	(13,576)	(75,547)	(59,223)	(68,577)	57,217

Realized gain (loss) on investments	(5,297)	(55,620)	(3,277,087)	(1,426,547)	(162,271)	(975,083)	259,212	29,147
Change in unrealized gain (loss) on investments	(7,379)	(47,979)	3,790,339	1,584,132	1,309,974	1,519,515	809,663	(78,103)

Net gain (loss) on investments	(12,676)	(103,599)	513,252	157,585	1,147,703	544,432	1,068,875	(48,956)

Reinvested capital gains	-	-	-	-	-	-	-	56,860

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,428)	(111,445)	365,261	144,009	1,072,156	485,209	1,000,298	65,121

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	HTDEIA	HTIOIA	HTMCIA	AVIE2
Reinvested dividends	$2,697	-	2,858	233	4,082	67	60	-
Mortality and expense risk charges (note 2)	(41,414)	(37,035)	(13,757)	(6,213)	(1,676)	(8)	(441)	(15,988)

Net investment income (loss)	(38,717)	(37,035)	(10,899)	(5,980)	2,406	59	(381)	(15,988)

Realized gain (loss) on investments	(419,968)	176,598	(113,373)	(32,523)	(4,525)	(1)	(6,863)	(119,687)
Change in unrealized gain (loss) on investments	891,731	246,262	126,323	(680)	94,308	116	14,973	365,934

Net gain (loss) on investments	471,763	422,860	12,950	(33,203)	89,783	115	8,110	246,247

Reinvested capital gains	-	-	-	-	3,506	-	10,076	724

Net increase (decrease) in contract owners’ equity resulting from operations	$433,046	385,825	2,051	(39,183)	95,695	174	17,805	230,983

Investment Activity*:	IVBRA2	IVEW52	IVEW5I	OVAG	OVGSS	OVIG	OVSC	OVSCS
Reinvested dividends	$-	182,291	11,990	-	-	8,106	2,404	98,501
Mortality and expense risk charges (note 2)	(48,163)	(169,586)	(2,026)	(1,919)	(166,306)	(4,149)	(625)	(115,719)

Net investment income (loss)	(48,163)	12,705	9,964	(1,919)	(166,306)	3,957	1,779	(17,218)

Realized gain (loss) on investments	(296,592)	(300,899)	(9,443)	(135,809)	(439,617)	(121,530)	(2,809)	391,513
Change in unrealized gain (loss) on investments	530,194	910,136	56,541	205,157	3,042,883	366,337	38,122	1,347,062

Net gain (loss) on investments	233,602	609,237	47,098	69,348	2,603,266	244,807	35,313	1,738,575

Reinvested capital gains	-	1,171,670	63,758	-	1,601,007	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$185,439	1,793,612	120,820	67,429	4,037,967	248,764	37,092	1,721,357

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	WRASP	WRENG	JABS	JAFBS	JAGTS	JAIGS	JAMGS	LZREMI
Reinvested dividends	$185,757	38,549	549,808	162,911	-	1,636	18,451	16,255
Mortality and expense risk charges (note 2)	(125,823)	(17,073)	(361,844)	(48,756)	(351,797)	(1,052)	(224,420)	(997)

Net investment income (loss)	59,934	21,476	187,964	114,155	(351,797)	584	(205,969)	15,258

Realized gain (loss) on investments	29,413	415,254	557,892	(134,873)	(3,869,001)	(109)	(178,931)	(2,093)
Change in unrealized gain (loss) on investments	954,892	(409,074)	3,233,521	221,858	16,558,720	20,544	1,919,115	43,943

Net gain (loss) on investments	984,305	6,180	3,791,413	86,985	12,689,719	20,435	1,740,184	41,850

Reinvested capital gains	-	-	-	-	-	-	1,479,913	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,044,239	27,656	3,979,377	201,140	12,337,922	21,019	3,014,128	57,108

Investment Activity*:	LZREMS	LPVAI	LPVCA2	LPVCII	LPVCMI	LPWHY2	SBVI	SBVSG2
Reinvested dividends	$161,971	2,810	2,737	49,295	250	145,728	20,034	-
Mortality and expense risk charges (note 2)	(48,736)	(1,063)	(41,798)	(6,559)	(404)	(35,937)	(20,172)	(95,706)

Net investment income (loss)	113,235	1,747	(39,061)	42,736	(154)	109,791	(138)	(95,706)

Realized gain (loss) on investments	(27,084)	6,785	(46,504)	(38,374)	(3,730)	(49,360)	2,221	102,776
Change in unrealized gain (loss) on investments	522,959	41,673	528,026	(53,279)	20,952	178,904	82,050	554,748

Net gain (loss) on investments	495,875	48,458	481,522	(91,653)	17,222	129,544	84,271	657,524

Reinvested capital gains	-	8,285	442,869	314,273	510	-	116,609	-

Net increase (decrease) in contract owners’ equity resulting from operations	$609,110	58,490	885,330	265,356	17,578	239,335	200,742	561,818

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	LJPCBT	LJPMVS	LJPSCS	LJPUES	LOVSDC	LOVTRC	MNCPS2	MNHCBI
Reinvested dividends	$131,667	43,175	7,068	37,163	797,375	375,216	117,871	103,737
Mortality and expense risk charges (note 2)	(18,086)	(4,859)	(1,423)	(8,422)	(194,452)	(126,615)	(80,912)	(4,755)

Net investment income (loss)	113,581	38,316	5,645	28,741	602,923	248,601	36,959	98,982

Realized gain (loss) on investments	(28,899)	37,315	2,528	34,068	(231,464)	(761,672)	(200,851)	(10,613)
Change in unrealized gain (loss) on investments	75,197	169,968	96,337	570,485	301,514	916,241	666,440	80,817

Net gain (loss) on investments	46,298	207,283	98,865	604,553	70,050	154,569	465,589	70,204

Reinvested capital gains	-	-	-	21,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$159,879	245,599	104,510	654,965	672,973	403,170	502,548	169,186

Investment Activity*:	MNVFRI	MNWLGI	M3GRES	MEGS	MMCGSC	MV2CBI	MV2RII	MV2RIS
Reinvested dividends	$55,826	-	2,568	-	-	2,788	1,109	10,119
Mortality and expense risk charges (note 2)	(2,318)	(135)	(6,067)	(600)	(2,126)	(230)	(304)	(14,920)

Net investment income (loss)	53,508	(135)	(3,499)	(600)	(2,126)	2,558	805	(4,801)

Realized gain (loss) on investments	(8,815)	1,183	(15,755)	(2,286)	(2)	(21)	1,218	(828)
Change in unrealized gain (loss) on investments	29,483	11,168	38,349	36,135	26,741	855	8,118	141,881

Net gain (loss) on investments	20,668	12,351	22,594	33,849	26,739	834	9,336	141,053

Reinvested capital gains	-	1,938	32,688	15,507	5,040	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$74,176	14,154	51,783	48,756	29,653	3,392	10,141	136,252

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MV3LMS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVGTAS	MVIGIC	MVIGSC
Reinvested dividends	$136	3,537	164,052	31,406	16,188	1,074	6,812	34,191
Mortality and expense risk charges (note 2)	(91)	(637)	(121,143)	(32,118)	(3,354)	(10,261)	(1,578)	(41,470)

Net investment income (loss)	45	2,900	42,909	(712)	12,834	(9,187)	5,234	(7,279)

Realized gain (loss) on investments	-	(3,229)	(167,347)	(114,810)	(16,969)	(17,417)	(2,337)	(22,694)
Change in unrealized gain (loss) on investments	372	20,016	910,055	555,462	23,579	58,349	26,722	334,623

Net gain (loss) on investments	372	16,787	742,708	440,652	6,610	40,932	24,385	311,929

Reinvested capital gains	-	6,707	364,810	233,088	68,043	27,828	19,425	119,944

Net increase (decrease) in contract owners’ equity resulting from operations	$417	26,394	1,150,427	673,028	87,487	59,573	49,044	424,594

Investment Activity*:	MVITSI	MVIVSC	MVUSC	MGRFV	MSEMB	MSGI2	MSVEG2	MSVEM
Reinvested dividends	$106	143,322	179,724	47,081	570,749	120,242	-	4,409
Mortality and expense risk charges (note 2)	(66)	(307,784)	(68,035)	(43,330)	(75,318)	(65,487)	(203,008)	(897)

Net investment income (loss)	40	(164,462)	111,689	3,751	495,431	54,755	(203,008)	3,512

Realized gain (loss) on investments	(8,048)	(93,349)	(271,908)	(683)	(583,950)	(212,595)	(162,049)	(7,321)
Change in unrealized gain (loss) on investments	12,926	2,465,791	(361,397)	(117,285)	718,152	(404,811)	6,641,983	30,432

Net gain (loss) on investments	4,878	2,372,442	(633,305)	(117,968)	134,202	(617,406)	6,479,934	23,111

Reinvested capital gains	813	2,294,476	301,462	184,078	-	746,908	-	4,773

Net increase (decrease) in contract owners’ equity resulting from operations	$5,731	4,502,456	(220,154)	69,861	629,633	184,257	6,276,926	31,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MSVGT2	VKVGR2	DTRTFB	EIF2	GBF	GBF2	GEM	GEM2
Reinvested dividends	$14,950	163,561	105,623	177,503	70,138	136,775	18,772	120,771
Mortality and expense risk charges (note 2)	(13,070)	(98,738)	(35,909)	(122,497)	(38,343)	(64,007)	(16,021)	(89,613)

Net investment income (loss)	1,880	64,823	69,714	55,006	31,795	72,768	2,751	31,158

Realized gain (loss) on investments	(62,765)	(756,811)	(205,814)	329,105	(237,580)	(163,574)	(4,947)	(602,705)
Change in unrealized gain (loss) on investments	177,497	1,411,425	284,780	(163,351)	275,255	259,092	29,713	781,368

Net gain (loss) on investments	114,732	654,614	78,966	165,754	37,675	95,518	24,766	178,663

Reinvested capital gains	-	-	-	902,618	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,612	719,437	148,680	1,123,378	69,470	168,286	27,517	209,821

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1
Reinvested dividends	$-	-	-	-	-	-	-	4,294,135
Mortality and expense risk charges (note 2)	(1,087,671)	(159,558)	(315,708)	(534,853)	(767,419)	(266,390)	(195,662)	(3,808,552)

Net investment income (loss)	(1,087,671)	(159,558)	(315,708)	(534,853)	(767,419)	(266,390)	(195,662)	485,583

Realized gain (loss) on investments	(521,947)	(353,123)	326,946	162,121	3,675,733	(2,566,996)	(1,644,434)	(60,791,895)
Change in unrealized gain (loss) on investments	3,014,013	949,073	2,740,554	6,197,280	10,651,924	5,970,556	3,378,712	132,136,602

Net gain (loss) on investments	2,492,066	595,950	3,067,500	6,359,401	14,327,657	3,403,560	1,734,278	71,344,707

Reinvested capital gains	9,326,973	-	2,857,095	4,396,920	7,854,281	226,201	-	410,360

Net increase (decrease) in contract owners’ equity resulting from operations	$10,731,368	436,392	5,608,887	10,221,468	21,414,519	3,363,371	1,538,616	72,240,650

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVIDA	GVIDC	GVIDM	HIBF	IDPG2	IDPGI2	MCIF	MSBF
Reinvested dividends	$-	-	-	355,478	-	-	799,764	634,027
Mortality and expense risk charges (note 2)	(74,744)	(191,211)	(721,014)	(66,816)	(31,219)	(34,326)	(757,020)	(134,159)

Net investment income (loss)	(74,744)	(191,211)	(721,014)	288,662	(31,219)	(34,326)	42,744	499,868

Realized gain (loss) on investments	(354,650)	(486,400)	(5,767,243)	(111,311)	(145,024)	(26,486)	(3,368,391)	(127,496)
Change in unrealized gain (loss) on investments	1,294,860	1,622,900	13,891,413	483,959	463,883	357,447	9,118,532	(183,147)

Net gain (loss) on investments	940,210	1,136,500	8,124,170	372,648	318,859	330,961	5,750,141	(310,643)

Reinvested capital gains	63,315	-	-	-	-	-	3,510,669	546,404

Net increase (decrease) in contract owners’ equity resulting from operations	$928,781	945,289	7,403,156	661,310	287,640	296,635	9,303,554	735,629

Investment Activity*:	NAMAA2	NAMGI2	NCPG2	NCPGI2	NDESY	NIFY	NJMMA2	NLCGY
Reinvested dividends	$-	-	-	-	124	5,397	33,327	10,012
Mortality and expense risk charges (note 2)	(82,192)	(55,317)	(13,437)	(19,134)	(2,487)	(3,652)	(14,108)	(11,449)

Net investment income (loss)	(82,192)	(55,317)	(13,437)	(19,134)	(2,363)	1,745	19,219	(1,437)

Realized gain (loss) on investments	(144,235)	204,174	(6,182)	(2,983)	34,820	18,840	(10,977)	58,133
Change in unrealized gain (loss) on investments	689,348	592,224	96,338	172,895	305,295	312,296	94,888	885,382

Net gain (loss) on investments	545,113	796,398	90,156	169,912	340,115	331,136	83,911	943,515

Reinvested capital gains	587,720	334,456	15,555	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,050,641	1,075,537	92,274	150,778	337,752	332,881	103,130	942,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NUSTLY	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$-	27,313	178,553	1,107,046	136,163	-	-	-
Mortality and expense risk charges (note 2)	(6,306)	(25,235)	(141,211)	(453,597)	(59,677)	(149,959)	(139,525)	(87,753)

Net investment income (loss)	(6,306)	2,078	37,342	653,449	76,486	(149,959)	(139,525)	(87,753)

Realized gain (loss) on investments	60,315	100,661	(792,206)	(862,582)	(428,180)	(161,674)	56,452	506
Change in unrealized gain (loss) on investments	726,022	(90,360)	891,610	1,767,523	548,333	1,013,124	617,013	704,962

Net gain (loss) on investments	786,337	10,301	99,404	904,941	120,153	851,450	673,465	705,468

Reinvested capital gains	-	121,143	621,409	-	-	777,928	208,337	420,051

Net increase (decrease) in contract owners’ equity resulting from operations	$780,031	133,522	758,155	1,558,390	196,639	1,479,419	742,277	1,037,766

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII
Reinvested dividends	$-	-	-	-	-	-	163,914	18,697
Mortality and expense risk charges (note 2)	(117,417)	(223,445)	(66,722)	(135,291)	(130,880)	(172,308)	(76,985)	(14,661)

Net investment income (loss)	(117,417)	(223,445)	(66,722)	(135,291)	(130,880)	(172,308)	86,929	4,036

Realized gain (loss) on investments	28,137	31,671	223,742	20,854	(726,756)	(1,759,197)	(229,156)	52,726
Change in unrealized gain (loss) on investments	461,142	1,117,351	412,755	676,821	1,973,338	3,908,372	378,048	176,220

Net gain (loss) on investments	489,279	1,149,022	636,497	697,675	1,246,582	2,149,175	148,892	228,946

Reinvested capital gains	390,130	1,021,620	305,339	569,335	-	13,552	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$761,992	1,947,197	875,114	1,131,719	1,115,702	1,990,419	235,821	232,982

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVIE6	NVIX	NVLCPP	NVLCPY	NVMGA2	NVMIG6	NVMIVZ	NVMLG2
Reinvested dividends	$66,291	1,149,635	825,945	1,363	-	113,476	95,855	666,748
Mortality and expense risk charges (note 2)	(28,036)	(529,786)	(280,433)	(148)	(31,157)	(99,256)	(49,431)	(161,777)

Net investment income (loss)	38,255	619,849	545,512	1,215	(31,157)	14,220	46,424	504,971

Realized gain (loss) on investments	(18,501)	(112,880)	(773,350)	(1,071)	(1,702)	(902,006)	132,567	19,430
Change in unrealized gain (loss) on investments	442,444	6,801,073	1,619,025	2,899	320,831	1,971,764	317,209	2,861,674

Net gain (loss) on investments	423,943	6,688,193	845,675	1,828	319,129	1,069,758	449,776	2,881,104

Reinvested capital gains	-	-	-	-	-	-	-	643,937

Net increase (decrease) in contract owners’ equity resulting from operations	$462,198	7,308,042	1,391,187	3,043	287,972	1,083,978	496,200	4,030,012

Investment Activity*:	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR2	NVOLG2
Reinvested dividends	$7,694,958	-	-	99,316	-	14,983	3,851	179,739
Mortality and expense risk charges (note 2)	(2,278,426)	(1,869)	(111,009)	(90,484)	(715)	(41,724)	(13,632)	(182,365)

Net investment income (loss)	5,416,532	(1,869)	(111,009)	8,832	(715)	(26,741)	(9,781)	(2,626)

Realized gain (loss) on investments	-	(15,787)	(3,997,168)	125,580	2,339	81,261	(6,352)	811,650
Change in unrealized gain (loss) on investments	-	70,204	5,728,455	(696,016)	30,130	379,083	100,698	2,297,729

Net gain (loss) on investments	-	54,417	1,731,287	(570,436)	32,469	460,344	94,346	3,109,379

Reinvested capital gains	18	-	-	1,007,405	1	265,877	149,331	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,416,550	52,548	1,620,278	445,801	31,755	699,480	233,896	3,106,753

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF
Reinvested dividends	$129,927	427,740	522,493	11,707	1,475	24,805	18,675	-
Mortality and expense risk charges (note 2)	(79,090)	(430,313)	(203,333)	(5,285)	(414)	(71,253)	(63,853)	(45,393)

Net investment income (loss)	50,837	(2,573)	319,160	6,422	1,061	(46,448)	(45,178)	(45,393)

Realized gain (loss) on investments	(730,244)	(84,605)	(106,634)	1,776	-	39,275	(1,321,917)	(242,891)
Change in unrealized gain (loss) on investments	1,233,626	5,184,795	449,404	54,626	-	536,432	2,256,828	732,503

Net gain (loss) on investments	503,382	5,100,190	342,770	56,402	-	575,707	934,911	489,612

Reinvested capital gains	142,760	241,217	-	-	-	29,482	35,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$696,979	5,338,834	661,930	62,824	1,061	558,741	925,374	444,219

Investment Activity*:	SCGF2	SCVF	SCVF2	TRF	TRF2	AMSRS	NBARMS	NOTBBA
Reinvested dividends	$-	9,031	5,427	21,880	38,504	-	-	133,879
Mortality and expense risk charges (note 2)	(45,963)	(34,134)	(32,790)	(21,968)	(36,557)	(15)	(14,459)	(82,408)

Net investment income (loss)	(45,963)	(25,103)	(27,363)	(88)	1,947	(15)	(14,459)	51,471

Realized gain (loss) on investments	(1,070,721)	(89,297)	(519,813)	5,351	(2,049)	(1,930)	(24,525)	(170,915)
Change in unrealized gain (loss) on investments	1,873,445	343,670	708,960	(60,650)	(108,776)	3,082	187,870	125,542

Net gain (loss) on investments	802,724	254,373	189,147	(55,299)	(110,825)	1,152	163,345	(45,373)

Reinvested capital gains	-	106,909	136,585	159,016	330,568	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,761	336,179	298,369	103,629	221,690	1,137	148,886	6,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PSHYBI	PSTRBI	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHI	PMVFHV
Reinvested dividends	$-	-	134,067	127,617	239,836	47,601	37,601	88,241
Mortality and expense risk charges (note 2)	(181)	(1,945)	(45,016)	(67,103)	(50,017)	(23,183)	(4,645)	(36,902)

Net investment income (loss)	(181)	(1,945)	89,051	60,514	189,819	24,418	32,956	51,339

Realized gain (loss) on investments	52	159	(284,552)	(198,507)	(211,088)	(169,560)	(24,475)	(93,634)
Change in unrealized gain (loss) on investments	8,481	47,753	398,425	419,401	413,992	233,421	75,434	205,053

Net gain (loss) on investments	8,533	47,912	113,873	220,894	202,904	63,861	50,959	111,419

Reinvested capital gains	-	-	-	-	-	-	38,469	98,256

Net increase (decrease) in contract owners’ equity resulting from operations	$8,352	45,967	202,924	281,408	392,723	88,279	122,384	261,014

Investment Activity*:	PMVGBD	PMVHYD	PMVHYI	PMVII	PMVIV	PMVLAD	PMVLDI	PMVRI
Reinvested dividends	$36,715	371,900	20,960	217,315	951,701	392,900	52,833	33,032
Mortality and expense risk charges (note 2)	(24,887)	(89,234)	(1,256)	(13,578)	(212,596)	(163,498)	(4,591)	(3,531)

Net investment income (loss)	11,828	282,666	19,704	203,737	739,105	229,402	48,242	29,501

Realized gain (loss) on investments	(74,664)	(650,567)	(106,427)	(129,272)	(640,155)	(570,511)	(25,706)	(46,118)
Change in unrealized gain (loss) on investments	98,657	556,262	114,527	241,997	1,075,337	690,867	40,662	47,772

Net gain (loss) on investments	23,993	(94,305)	8,100	112,725	435,182	120,356	14,956	1,654

Reinvested capital gains	19,005	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$54,826	188,361	27,804	316,462	1,174,287	349,758	63,198	31,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVRSD	PMVRSI	PMVSTA	PMVSTI	PMVTRI	PNVCA1	PNVCB1	PNVDI1
Reinvested dividends	$1,081,862	106,895	578,693	61,442	79,282	592	24,449	1,364
Mortality and expense risk charges (note 2)	(74,766)	(2,346)	(145,977)	(4,493)	(7,355)	(170)	(1,758)	(287)

Net investment income (loss)	1,007,096	104,549	432,716	56,949	71,927	422	22,691	1,077

Realized gain (loss) on investments	(1,568,501)	(61,805)	(82,238)	(9,428)	(60,322)	(660)	(4,396)	(2,035)
Change in unrealized gain (loss) on investments	(122,747)	(96,570)	245,698	25,476	122,901	6,938	17,806	14,973

Net gain (loss) on investments	(1,691,248)	(158,375)	163,460	16,048	62,579	6,278	13,410	12,938

Reinvested capital gains	-	-	-	-	-	4,635	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(684,152)	(53,826)	596,176	72,997	134,506	11,335	36,101	14,015

Investment Activity*:	PNVMC1	PNVSC1	PNVST1	PROA30	PROAHY	PROBIO	PROBL	PROBM
Reinvested dividends	$-	99	532	762	134,865	-	-	5,111
Mortality and expense risk charges (note 2)	(1,449)	(101)	(108)	(8,042)	(30,173)	(45,192)	(58,693)	(13,252)

Net investment income (loss)	(1,449)	(2)	424	(7,280)	104,692	(45,192)	(58,693)	(8,141)

Realized gain (loss) on investments	(3,309)	44	(31)	4,815	(44,371)	(585,967)	(256,399)	11,122
Change in unrealized gain (loss) on investments	102,215	4,336	2,095	23,077	123,266	459,054	480,815	69,296

Net gain (loss) on investments	98,906	4,380	2,064	27,892	78,895	(126,913)	224,416	80,418

Reinvested capital gains	12,240	-	-	29,087	-	447,216	571,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	$109,697	4,378	2,488	49,699	183,587	275,111	737,282	72,277

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PROBNK	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROGVP
Reinvested dividends	$10,088	261	4,549	-	24,151	43,962	7,760	11,594
Mortality and expense risk charges (note 2)	(13,027)	(1,726)	(33,364)	(33,189)	(18,943)	(24,590)	(27,884)	(3,430)

Net investment income (loss)	(2,939)	(1,465)	(28,815)	(33,189)	5,208	19,372	(20,124)	8,164

Realized gain (loss) on investments	(131,052)	(24,636)	(384,916)	231,501	151,261	(18,960)	34,875	(58,317)
Change in unrealized gain (loss) on investments	178,134	(11,696)	133,406	286,750	25,048	97,635	96,859	29,927

Net gain (loss) on investments	47,082	(36,332)	(251,510)	518,251	176,309	78,675	131,734	(28,390)

Reinvested capital gains	-	-	347,639	115,048	-	-	70,190	-

Net increase (decrease) in contract owners’ equity resulting from operations	$44,143	(37,797)	67,314	600,110	181,517	98,047	181,800	(20,226)

Investment Activity*:	PROHC	PROIND	PROINT	PROJP	PRON	PRONET	PROOG	PROPHR
Reinvested dividends	$-	-	-	-	-	-	177,225	6,636
Mortality and expense risk charges (note 2)	(80,311)	(41,186)	(7,798)	(15,500)	(113,610)	(46,283)	(108,453)	(15,755)

Net investment income (loss)	(80,311)	(41,186)	(7,798)	(15,500)	(113,610)	(46,283)	68,772	(9,119)

Realized gain (loss) on investments	(209,922)	111,971	70,465	186,542	1,539,623	42,936	418,340	(81,216)
Change in unrealized gain (loss) on investments	(382,308)	43,256	21,458	67,829	1,267,338	702,389	(753,592)	(1,738)

Net gain (loss) on investments	(592,230)	155,227	91,923	254,371	2,806,961	745,325	(335,252)	(82,954)

Reinvested capital gains	596,557	252,270	-	-	39,988	505,416	-	24,668

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,984)	366,311	84,125	238,871	2,733,339	1,204,458	(266,480)	(67,405)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PROPM	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL
Reinvested dividends	$-	2,414	-	19	416	-	-	3,654
Mortality and expense risk charges (note 2)	(43,756)	(13,361)	(220,917)	(442)	(962)	(2,688)	(211,190)	(9,340)

Net investment income (loss)	(43,756)	(10,947)	(220,917)	(423)	(546)	(2,688)	(211,190)	(5,686)

Realized gain (loss) on investments	(171,457)	442,909	2,439,899	15,241	(33,098)	(82,288)	(902,101)	93,677
Change in unrealized gain (loss) on investments	(83,459)	(492,715)	5,916,149	(38)	(180)	(13,590)	4,884,657	51,127

Net gain (loss) on investments	(254,916)	(49,806)	8,356,048	15,203	(33,278)	(95,878)	3,982,556	144,804

Reinvested capital gains	-	-	170,128	23	-	157	2,062,741	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(298,672)	(60,753)	8,305,259	14,803	(33,824)	(98,409)	5,834,107	139,118

Investment Activity*:	PROUN	PROUSN	PROUTL	PVEIB	PVEIIA	PVIGIB	PVNOB	PVTIGB
Reinvested dividends	$-	-	48,540	393,701	11,005	20,255	-	58
Mortality and expense risk charges (note 2)	(63,036)	(4,424)	(53,901)	(228,221)	(2,748)	(15,579)	(19)	(3,700)

Net investment income (loss)	(63,036)	(4,424)	(5,361)	165,480	8,257	4,676	(19)	(3,642)

Realized gain (loss) on investments	120,686	(309,878)	(495,111)	294,158	(379)	(31,414)	-	3,959
Change in unrealized gain (loss) on investments	1,752,937	(38,011)	96,842	1,247,293	105,258	210,564	1,530	49,146

Net gain (loss) on investments	1,873,623	(347,889)	(398,269)	1,541,451	104,879	179,150	1,530	53,105

Reinvested capital gains	-	-	-	1,103,609	27,729	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,810,587	(352,313)	(403,630)	2,810,540	140,865	183,826	1,511	49,463

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	TRBCGP	TRHS2	TRLT1	TRMCG2	VEEMS	VVGGS	VWEM	VWHA
Reinvested dividends	$-	-	14,621	-	26,124	-	61	60,158
Mortality and expense risk charges (note 2)	(12,499)	(305,416)	(1,507)	(4,775)	(8,639)	(69,483)	(4)	(75,470)

Net investment income (loss)	(12,499)	(305,416)	13,114	(4,775)	17,485	(69,483)	57	(15,312)

Realized gain (loss) on investments	(27,923)	420,548	(824)	(16,568)	(45,979)	(623,279)	1	(920,761)
Change in unrealized gain (loss) on investments	1,498,754	(727,664)	9,467	56,059	91,220	961,823	94	(183,250)

Net gain (loss) on investments	1,470,831	(307,116)	8,643	39,491	45,241	338,544	95	(1,104,011)

Reinvested capital gains	-	1,018,167	-	42,555	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,458,332	405,635	21,757	77,271	62,726	269,061	152	(1,119,323)

Investment Activity*:	VWHAS	VVEI	VVHGB	VVI	VVMCI	VVSTC	VVTISI	VVTSM
Reinvested dividends	$205,800	3,658	99,291	55,977	34,641	92,913	104,780	46,190
Mortality and expense risk charges (note 2)	(90,255)	(992)	(18,010)	(12,740)	(10,429)	(18,616)	(16,042)	(14,834)

Net investment income (loss)	115,545	2,666	81,281	43,237	24,212	74,297	88,738	31,356

Realized gain (loss) on investments	686,095	29,670	(76,236)	(558,479)	(70,807)	(61,196)	(138,501)	(122,585)
Change in unrealized gain (loss) on investments	(1,206,395)	(25,719)	336,553	932,587	496,081	326,388	715,642	976,084

Net gain (loss) on investments	(520,300)	3,951	260,317	374,108	425,274	265,192	577,141	853,499

Reinvested capital gains	-	7,152	-	120,704	43,471	-	43,877	225,118

Net increase (decrease) in contract owners’ equity resulting from operations	$(404,755)	13,769	341,598	538,049	492,957	339,489	709,756	1,109,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VRVDRA
Reinvested dividends	$83,857
Mortality and expense risk charges (note 2)	(44,732)

Net investment income (loss)	39,125

Realized gain (loss) on investments	69,582
Change in unrealized gain (loss) on investments	238,195

Net gain (loss) on investments	307,777

Reinvested capital gains	40,731

Net increase (decrease) in contract owners’ equity resulting from operations	$387,633

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVBWB		ALVGIA		ALVIVB		ALVSVA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,590)	13,683	488	682	(3,838)	10,861	264	87
Realized gain (loss) on investments	(11,801)	(6,220)	(9,453)	(2,457)	26,235	(2,589)	(2,345)	(90)
Change in unrealized gain (loss) on investments	48,033	(256,429)	52,576	(10,404)	16,079	(59,359)	6,108	(2,647)
Reinvested capital gains	32,462	76,420	6,095	10,355	-	-	3,085	1,567

Net increase (decrease) in contract owners’ equity resulting from operations	66,104	(172,546)	49,706	(1,824)	38,476	(51,087)	7,112	(1,083)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	174,742	31,357	-	(1)	49,178	16,097
Transfers between funds	(50,219)	(724)	448,244	11,832	(117,687)	108,760	(4,834)	(117)
Redemptions (notes 2, 3, and 4)	(15,021)	(61,598)	(26,125)	(12,981)	(36,239)	(30,397)	(660)	(389)
Adjustments to maintain reserves	(20)	(35)	(7)	1	(30)	(19)	(4)	10

Net equity transactions	(65,260)	(62,357)	596,854	30,209	(153,956)	78,343	43,680	15,601

Net change in contract owners’ equity	844	(234,903)	646,560	28,385	(115,480)	27,256	50,792	14,518
Contract owners’ equity at beginning of period	646,320	881,223	78,567	50,182	386,258	359,002	14,518	-

Contract owners’ equity at end of period	$647,164	646,320	725,127	78,567	270,778	386,258	65,310	14,518

CHANGE IN UNITS:
Beginning units	43,027	46,826	8,055	4,912	46,516	36,750	1,702	-
Units purchased	44	87	63,576	5,548	31,603	17,384	6,464	1,761
Units redeemed	(4,360)	(3,886)	(5,086)	(2,405)	(49,216)	(7,618)	(1,609)	(59)

Ending units	38,711	43,027	66,545	8,055	28,903	46,516	6,557	1,702

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AASCO		ALCAI2		WFVSG1		AAEIP3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(266)	(33)	(144)	-	(2,116)	(1,633)	69,079	139,228
Realized gain (loss) on investments	(2,705)	(1,708)	1,628	-	(70,926)	(56,295)	231,827	254,917
Change in unrealized gain (loss) on investments	12,945	(4,104)	13,827	-	110,925	(238,055)	142,486	190,461
Reinvested capital gains	-	2,161	-	-	-	77,739	45,144	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,974	(3,684)	15,311	-	37,883	(218,244)	488,536	584,606

Equity transactions:
Purchase payments received from contract owners (note 4)	109,511	13,964	84,342	-	204,467	102,099	15,115	144,765
Transfers between funds	6,492	1,620	14,619	-	64,472	17,053	(459,623)	362,994
Redemptions (notes 2, 3, and 4)	(1,884)	(97)	(627)	-	(66,925)	(16,395)	(292,100)	(519,920)
Adjustments to maintain reserves	(2)	(74)	(3)	-	(6)	6	(152)	340

Net equity transactions	114,117	15,413	98,331	-	202,008	102,763	(736,760)	(11,821)

Net change in contract owners’ equity	124,091	11,729	113,642	-	239,891	(115,481)	(248,224)	572,785
Contract owners’ equity at beginning of period	11,729	-	-	-	493,514	608,995	4,545,718	3,972,933

Contract owners’ equity at end of period	$135,820	11,729	113,642	-	733,405	493,514	4,297,494	4,545,718

CHANGE IN UNITS:
Beginning units	1,664	-	-	-	73,604	59,470	430,473	437,123
Units purchased	15,253	1,735	9,603	-	57,897	28,650	117,785	207,346
Units redeemed	(318)	(71)	(323)	-	(26,340)	(14,516)	(185,790)	(213,996)

Ending units	16,599	1,664	9,280	-	105,161	73,604	362,468	430,473

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ARLPE3		ACVGI		ACVI		ACVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(14,491)	135,066	(2,717)	(4,214)	1,255	809	8,153	32,002
Realized gain (loss) on investments	(115,477)	(172,651)	(56,284)	(107,575)	(4,527)	(1,879)	(498,441)	(446,344)
Change in unrealized gain (loss) on investments	398,124	(637,509)	498,454	(546,538)	17,795	(29,348)	999,965	(3,960,742)
Reinvested capital gains	-	112,837	-	123,378	-	11,211	-	2,678,962

Net increase (decrease) in contract owners’ equity resulting from operations	268,156	(562,257)	439,453	(534,949)	14,523	(19,207)	509,677	(1,696,122)

Equity transactions:
Purchase payments received from contract owners (note 4)	9,546	42,763	77,160	270,367	82,723	53,328	33,331	58,298
Transfers between funds	(27,201)	(313,330)	(134,345)	8,165	14,731	7,099	(459,983)	(920,374)
Redemptions (notes 2, 3, and 4)	(178,860)	(273,449)	(171,021)	(274,242)	(2,895)	(848)	(1,603,448)	(1,221,905)
Adjustments to maintain reserves	(83)	29	(12)	6	(5)	6	(131)	1

Net equity transactions	(196,598)	(543,987)	(228,218)	4,296	94,554	59,585	(2,030,231)	(2,083,980)

Net change in contract owners’ equity	71,558	(1,106,244)	211,235	(530,653)	109,077	40,378	(1,520,554)	(3,780,102)
Contract owners’ equity at beginning of period	1,110,264	2,216,508	1,064,161	1,594,814	75,745	35,367	8,964,623	12,744,725

Contract owners’ equity at end of period	$1,181,822	1,110,264	1,275,396	1,064,161	184,822	75,745	7,444,069	8,964,623

CHANGE IN UNITS:
Beginning units	76,479	107,419	114,516	117,540	10,434	3,653	562,230	687,683
Units purchased	9,339	10,019	10,322	44,773	13,772	7,237	6,762	25,924
Units redeemed	(21,781)	(40,959)	(28,818)	(47,797)	(1,510)	(456)	(132,465)	(151,377)

Ending units	64,037	76,479	96,020	114,516	22,696	10,434	436,527	562,230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIP1		ACVIP2		ACVMV2		ACVU1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$15,655	35,792	319,227	1,293,421	27,910	27,282	(27,348)	(28,174)
Realized gain (loss) on investments	(48,522)	(28,387)	(468,607)	(2,197,910)	(242,656)	(133,407)	91,396	49,088
Change in unrealized gain (loss) on investments	65,825	(85,110)	464,048	(1,878,049)	38,214	(395,290)	586,354	(1,276,797)
Reinvested capital gains	-	1,624	-	158,259	331,537	360,515	168,943	243,810

Net increase (decrease) in contract owners’ equity resulting from operations	32,958	(76,081)	314,668	(2,624,279)	155,005	(140,900)	819,345	(1,012,073)

Equity transactions:
Purchase payments received from contract owners (note 4)	113,813	976,689	494,689	2,097,351	490,889	663,574	58,186	112,166
Transfers between funds	(499,179)	248,934	(1,404,680)	(1,809,177)	(456,161)	757,007	(85,183)	(1,240)
Redemptions (notes 2, 3, and 4)	(22,376)	(247,297)	(1,587,418)	(1,901,287)	(185,490)	(82,223)	(285,495)	(85,328)
Adjustments to maintain reserves	(12)	57	(176)	3,166	(22)	(49)	4	(17)

Net equity transactions	(407,754)	978,383	(2,497,585)	(1,609,947)	(150,784)	1,338,309	(312,488)	25,581

Net change in contract owners’ equity	(374,796)	902,302	(2,182,917)	(4,234,226)	4,221	1,197,409	506,857	(986,492)
Contract owners’ equity at beginning of period	938,589	36,287	16,273,486	20,507,712	3,344,375	2,146,966	2,081,824	3,068,316

Contract owners’ equity at end of period	$563,793	938,589	14,090,569	16,273,486	3,348,596	3,344,375	2,588,681	2,081,824

CHANGE IN UNITS:
Beginning units	106,617	3,579	1,515,094	1,652,915	217,519	136,116	106,695	95,856
Units purchased	23,499	146,456	332,890	4,176,387	56,900	226,398	14,433	17,275
Units redeemed	(68,094)	(43,418)	(566,822)	(4,314,208)	(66,429)	(144,995)	(21,864)	(6,436)

Ending units	62,022	106,617	1,281,162	1,515,094	207,990	217,519	99,264	106,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVV		ACVV2		AFGC		AFGF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$86,971	64,182	30,876	28,248	31,661	17,912	7,725	4,804
Realized gain (loss) on investments	193,997	267,458	(66,583)	(282,097)	(13,156)	(39,546)	(73,026)	(260,110)
Change in unrealized gain (loss) on investments	(347,883)	(1,140,540)	24,490	(121,455)	7,628	(32,354)	706,809	(219,562)
Reinvested capital gains	717,551	691,913	225,171	256,920	-	-	125,088	178,156

Net increase (decrease) in contract owners’ equity resulting from operations	650,636	(116,987)	213,954	(118,384)	26,133	(53,988)	766,596	(296,712)

Equity transactions:
Purchase payments received from contract owners (note 4)	76,463	84,631	12,462	211,419	513,851	236,949	1,394,754	1,568,659
Transfers between funds	(244,564)	804,185	(226,428)	471,514	23,453	3,907	(152,594)	83,732
Redemptions (notes 2, 3, and 4)	(1,026,532)	(670,277)	(181,480)	(305,242)	(112,146)	(74,575)	(151,759)	(446,346)
Adjustments to maintain reserves	(117)	(194)	(20)	(17)	(4)	405	-	3,769

Net equity transactions	(1,194,750)	218,345	(395,466)	377,674	425,154	166,686	1,090,401	1,209,814

Net change in contract owners’ equity	(544,114)	101,358	(181,512)	259,290	451,287	112,698	1,856,997	913,102
Contract owners’ equity at beginning of period	9,508,871	9,407,513	2,971,054	2,711,764	471,141	358,443	1,294,553	381,451

Contract owners’ equity at end of period	$8,964,757	9,508,871	2,789,542	2,971,054	922,428	471,141	3,151,550	1,294,553

CHANGE IN UNITS:
Beginning units	585,732	574,186	186,434	168,674	52,268	35,368	189,443	39,074
Units purchased	36,359	179,357	25,651	273,769	62,712	35,629	229,756	329,921
Units redeemed	(109,407)	(167,811)	(49,744)	(256,009)	(15,481)	(18,729)	(85,836)	(179,552)

Ending units	512,684	585,732	162,341	186,434	99,499	52,268	333,363	189,443

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVBA1		AMVBC4		AMVCB4		AMVGS4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$83,494	46,304	237,036	264,761	280,903	238,541	(71,147)	(82,069)
Realized gain (loss) on investments	(36,571)	(99,727)	(2,157,912)	5,449,069	(68,637)	1,416,779	(744,081)	(1,024,631)
Change in unrealized gain (loss) on investments	67,403	(94,631)	7,428,212	(19,409,887)	1,133,894	(3,643,070)	1,538,659	(3,920,982)
Reinvested capital gains	-	13,723	372,008	9,238,380	-	-	80,901	2,299,243

Net increase (decrease) in contract owners’ equity resulting from operations	114,326	(134,331)	5,879,344	(4,457,677)	1,346,160	(1,987,750)	804,332	(2,728,439)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,185,717	1,024,542	2,738,038	3,455,350	1,282,430	1,761,416	178,528	356,800
Transfers between funds	142,249	37,414	(1,305,432)	61,040	2,017,331	(2,630,350)	(16,467)	89,774
Redemptions (notes 2, 3, and 4)	(456,930)	(113,952)	(4,559,538)	(2,453,412)	(1,974,026)	(1,427,196)	(866,139)	(733,225)
Adjustments to maintain reserves	(2)	1,963	(101)	267,797	(136)	132,856	(133)	(1,916)

Net equity transactions	871,034	949,967	(3,127,033)	1,330,775	1,325,599	(2,163,274)	(704,211)	(288,567)

Net change in contract owners’ equity	985,360	815,636	2,752,311	(3,126,902)	2,671,759	(4,151,024)	100,121	(3,017,006)
Contract owners’ equity at beginning of period	1,605,712	790,076	40,100,304	43,227,206	16,732,703	20,883,727	5,999,386	9,016,392

Contract owners’ equity at end of period	$2,591,072	1,605,712	42,852,615	40,100,304	19,404,462	16,732,703	6,099,507	5,999,386

CHANGE IN UNITS:
Beginning units	181,391	78,036	2,346,136	2,284,772	1,349,337	1,543,177	394,439	412,454
Units purchased	164,344	125,335	378,448	598,741	370,610	465,256	62,171	116,605
Units redeemed	(66,540)	(21,980)	(558,380)	(537,377)	(263,601)	(659,096)	(106,951)	(134,620)

Ending units	279,195	181,391	2,166,204	2,346,136	1,456,346	1,349,337	349,659	394,439

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGV2		AMVI4		AMVIG1		AMVM1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$24,708	4,110	(7,346)	44,126	332	(1,152)	21,296	4,206
Realized gain (loss) on investments	(108,849)	(47,820)	(308,343)	(1,367,502)	480	(201,380)	(2,421)	(32,832)
Change in unrealized gain (loss) on investments	(16,121)	(7,164)	1,595,763	(3,006,680)	934	18,424	(1,579)	(14,034)
Reinvested capital gains	-	-	-	1,493,774	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(100,262)	(50,874)	1,280,074	(2,836,282)	1,746	(184,108)	17,296	(42,660)

Equity transactions:
Purchase payments received from contract owners (note 4)	439,701	182,826	91,999	325,017	-	103,833	227,102	201,644
Transfers between funds	567,293	259,175	(710,272)	212,170	8,544	(900,599)	11,037	(109,842)
Redemptions (notes 2, 3, and 4)	(219,696)	(14,215)	(872,934)	(701,400)	(169)	(49,848)	(41,426)	(60,368)
Adjustments to maintain reserves	(11)	(14)	(68)	51,298	(5)	7,927	(6)	456

Net equity transactions	787,287	427,772	(1,491,275)	(112,915)	8,370	(838,687)	196,707	31,890

Net change in contract owners’ equity	687,025	376,898	(211,201)	(2,949,197)	10,116	(1,022,795)	214,003	(10,770)
Contract owners’ equity at beginning of period	376,898	-	9,623,870	12,573,067	4,572	1,027,367	374,168	384,938

Contract owners’ equity at end of period	$1,063,923	376,898	9,412,669	9,623,870	14,688	4,572	588,171	374,168

CHANGE IN UNITS:
Beginning units	39,676	-	913,396	930,701	538	102,392	41,674	38,556
Units purchased	690,002	169,544	129,773	290,112	1,598	14,955	48,307	22,415
Units redeemed	(619,274)	(129,868)	(262,828)	(307,417)	(642)	(116,809)	(26,816)	(19,297)

Ending units	110,404	39,676	780,341	913,396	1,494	538	63,165	41,674

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVNW1		AMVNW4		PIHYB2		PIVFI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$22,179	13,104	32,098	9,185	4,735	4,373	644	402
Realized gain (loss) on investments	(12,437)	(236,164)	(232,588)	(576,494)	(520)	(14,698)	(634)	(2,267)
Change in unrealized gain (loss) on investments	187,892	(104,350)	2,525,289	(6,343,964)	6,708	(7,423)	26,906	(9,801)
Reinvested capital gains	-	87,525	-	1,616,191	-	-	5,641	1,871

Net increase (decrease) in contract owners’ equity resulting from operations	197,634	(239,885)	2,324,799	(5,295,082)	10,923	(17,748)	32,557	(9,795)

Equity transactions:
Purchase payments received from contract owners (note 4)	608,624	390,818	989,827	784,290	1	-	9,145	122,974
Transfers between funds	(36,628)	1,924	(598,183)	(369,479)	(4,981)	-	(474)	(1,853)
Redemptions (notes 2, 3, and 4)	(105,516)	(82,241)	(1,670,042)	(802,140)	(744)	(2,237)	(17,735)	(345)
Adjustments to maintain reserves	(6)	3,108	(68)	69,278	(13)	320	1	21

Net equity transactions	466,474	313,609	(1,278,466)	(318,051)	(5,737)	(1,917)	(9,063)	120,797

Net change in contract owners’ equity	664,108	73,724	1,046,333	(5,613,133)	5,186	(19,665)	23,494	111,002
Contract owners’ equity at beginning of period	1,041,489	967,765	16,560,247	22,173,380	119,024	138,689	111,002	-

Contract owners’ equity at end of period	$1,705,597	1,041,489	17,606,580	16,560,247	124,210	119,024	134,496	111,002

CHANGE IN UNITS:
Beginning units	134,009	96,965	1,277,759	1,315,142	8,172	8,316	13,483	-
Units purchased	103,091	62,091	160,822	322,267	-	-	1,845	13,791
Units redeemed	(47,639)	(25,047)	(253,034)	(359,650)	(391)	(144)	(2,613)	(308)

Ending units	189,461	134,009	1,185,547	1,277,759	7,781	8,172	12,715	13,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVDA3		BRVED3		BRVEDI		BRVHY3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,737	15,538	35,261	14,419	55,659	35,281	808,609	638,862
Realized gain (loss) on investments	25,591	40,990	15,091	(15,790)	(148,942)	(118,213)	(405,940)	(420,170)
Change in unrealized gain (loss) on investments	275,772	(500,067)	241,806	(1,196,830)	286,616	(315,037)	1,329,184	(2,395,849)
Reinvested capital gains	-	730	289,085	709,814	180,278	297,531	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	316,100	(442,809)	581,243	(488,387)	373,611	(100,438)	1,731,853	(2,177,157)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,500	2,000	64,441	19,419	1,057,710	662,727	815,598	1,178,112
Transfers between funds	261,390	125,779	198,733	1,184,980	192,925	(144,786)	(117,782)	(607,275)
Redemptions (notes 2, 3, and 4)	(320,172)	(163,183)	(506,356)	(1,411,469)	(328,064)	(355,308)	(1,983,909)	(3,570,795)
Adjustments to maintain reserves	(59)	37	(96)	(155)	(4)	23	4,586	13,772

Net equity transactions	(55,341)	(35,367)	(243,278)	(207,225)	922,567	162,656	(1,281,507)	(2,986,186)

Net change in contract owners’ equity	260,759	(478,176)	337,965	(695,612)	1,296,178	62,218	450,346	(5,163,343)
Contract owners’ equity at beginning of period	2,360,524	2,838,700	5,670,557	6,366,169	2,578,956	2,516,738	15,626,560	20,789,903

Contract owners’ equity at end of period	$2,621,283	2,360,524	6,008,522	5,670,557	3,875,134	2,578,956	16,076,906	15,626,560

CHANGE IN UNITS:
Beginning units	180,137	182,273	333,039	354,131	207,121	193,695	1,334,926	1,569,508
Units purchased	23,864	24,781	59,997	181,556	186,550	72,429	225,469	571,665
Units redeemed	(27,772)	(26,917)	(74,881)	(202,648)	(115,500)	(59,003)	(329,657)	(806,247)

Ending units	176,229	180,137	318,155	333,039	278,171	207,121	1,230,738	1,334,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHYI		BRVMMI		BRVSII		BRVTR1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$101,782	58,261	24,789	4,139	21,630	9,434	15,120	2,808
Realized gain (loss) on investments	(30,981)	(25,424)	-	-	(42,051)	(87,356)	(5,553)	(1,329)
Change in unrealized gain (loss) on investments	132,923	(162,240)	-	-	246,942	(159,156)	12,835	(21,255)
Reinvested capital gains	-	-	-	-	52,842	20,048	-	30

Net increase (decrease) in contract owners’ equity resulting from operations	203,724	(129,403)	24,789	4,139	279,363	(217,030)	22,402	(19,746)

Equity transactions:
Purchase payments received from contract owners (note 4)	541,654	742,175	279,603	317,846	751,403	674,819	146,290	285,626
Transfers between funds	(30,308)	(75,692)	34,936	(59,306)	138,820	(94,336)	136,258	5,225
Redemptions (notes 2, 3, and 4)	(169,853)	(149,422)	(42,255)	(51,499)	(93,234)	(115,115)	(14,522)	(3,080)
Adjustments to maintain reserves	3,135	3,459	(9)	4	3	(160)	985	851

Net equity transactions	344,628	520,520	272,275	207,045	796,992	465,208	269,011	288,622

Net change in contract owners’ equity	548,352	391,117	297,064	211,184	1,076,355	248,178	291,413	268,876
Contract owners’ equity at beginning of period	1,390,932	999,815	390,521	179,337	1,232,795	984,617	296,666	27,790

Contract owners’ equity at end of period	$1,939,284	1,390,932	687,585	390,521	2,309,150	1,232,795	588,079	296,666

CHANGE IN UNITS:
Beginning units	145,234	93,268	38,768	17,989	117,396	74,333	34,667	2,781
Units purchased	83,239	84,068	39,543	41,769	112,479	99,765	34,053	32,795
Units redeemed	(49,010)	(32,102)	(12,998)	(20,990)	(40,836)	(56,702)	(3,559)	(909)

Ending units	179,463	145,234	65,313	38,768	189,039	117,396	65,161	34,667

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVTR3		MLVGA3		DCAP		DSRG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$269,410	90,953	238,030	(300,168)	66	47	45	18
Realized gain (loss) on investments	(654,071)	(976,738)	(582,755)	(51,657)	(57)	(152)	(1,418)	(49)
Change in unrealized gain (loss) on investments	793,781	(1,373,277)	2,514,649	(4,622,698)	2,216	(457)	1,099	(1,099)
Reinvested capital gains	-	2,079	-	348,083	1,060	-	763	484

Net increase (decrease) in contract owners’ equity resulting from operations	409,120	(2,256,983)	2,169,924	(4,626,440)	3,285	(562)	489	(646)

Equity transactions:
Purchase payments received from contract owners (note 4)	145,255	525,859	1,326,299	710,826	8,660	13,328	(6,781)	6,952
Transfers between funds	2,120,954	(1,676,517)	(726,878)	(523,667)	4,585	(1,121)	-	-
Redemptions (notes 2, 3, and 4)	(1,968,530)	(2,071,259)	(2,847,998)	(2,813,853)	(1,591)	(85)	329	(355)
Adjustments to maintain reserves	3,334	13,364	(170)	(375)	(7)	2	-	12

Net equity transactions	301,013	(3,208,553)	(2,248,747)	(2,627,069)	11,647	12,124	(6,452)	6,609

Net change in contract owners’ equity	710,133	(5,465,536)	(78,823)	(7,253,509)	14,932	11,562	(5,963)	5,963
Contract owners’ equity at beginning of period	10,259,991	15,725,527	20,911,234	28,164,743	11,562	-	5,963	-

Contract owners’ equity at end of period	$10,970,124	10,259,991	20,832,411	20,911,234	26,494	11,562	-	5,963

CHANGE IN UNITS:
Beginning units	1,087,478	1,411,456	1,359,733	1,518,940	1,330	-	755	-
Units purchased	424,245	304,486	137,226	103,603	1,365	1,476	15,134	797
Units redeemed	(393,431)	(628,464)	(281,791)	(262,810)	(167)	(146)	(15,889)	(42)

Ending units	1,118,292	1,087,478	1,215,168	1,359,733	2,528	1,330	-	755

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DVMCSS		CVN1II		SASP5I		CLSCV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(54,056)	(67,269)	369	40	177,069	85,480	1,180	967
Realized gain (loss) on investments	(397,916)	(105,620)	25,126	(21)	31,646	(565,294)	(71,132)	(22,858)
Change in unrealized gain (loss) on investments	1,479,677	(3,729,905)	305,325	(11,567)	3,271,749	(1,535,121)	114,860	(97,873)
Reinvested capital gains	280,434	2,267,699	-	2,823	-	72,161	20,529	91,259

Net increase (decrease) in contract owners’ equity resulting from operations	1,308,139	(1,635,095)	330,820	(8,725)	3,480,464	(1,942,774)	65,437	(28,505)

Equity transactions:
Purchase payments received from contract owners (note 4)	114,641	36,921	851,256	59,396	7,739,230	6,112,812	50,130	36,342
Transfers between funds	39,921	(412,233)	(45,671)	2,822	(1,551,565)	194,730	(125,983)	(37,118)
Redemptions (notes 2, 3, and 4)	(1,123,980)	(564,455)	(42,305)	(198)	(1,108,060)	(1,610,246)	(14,176)	(2,833)
Adjustments to maintain reserves	(118)	222	(4)	(2)	162	44,662	(2)	2,915

Net equity transactions	(969,536)	(939,545)	763,276	62,018	5,079,767	4,741,958	(90,031)	(694)

Net change in contract owners’ equity	338,603	(2,574,640)	1,094,096	53,293	8,560,231	2,799,184	(24,594)	(29,199)
Contract owners’ equity at beginning of period	8,491,543	11,066,183	53,293	-	11,419,450	8,620,266	256,298	285,497

Contract owners’ equity at end of period	$8,830,146	8,491,543	1,147,389	53,293	19,979,681	11,419,450	231,704	256,298

CHANGE IN UNITS:
Beginning units	565,476	624,257	6,358	-	1,029,341	634,116	27,980	28,366
Units purchased	33,271	24,761	145,581	6,381	974,501	876,222	10,875	5,732
Units redeemed	(94,457)	(83,542)	(63,011)	(23)	(572,420)	(480,997)	(18,030)	(6,118)

Ending units	504,290	565,476	88,928	6,358	1,431,422	1,029,341	20,825	27,980

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CLVAB1		CLVDC1		CLVEM1		CLVHY1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,558	1,354	-	(44)	(854)	(1,150)	2,500	376
Realized gain (loss) on investments	(3,017)	(1,437)	-	(1,018)	(28,471)	(157,253)	5	(5)
Change in unrealized gain (loss) on investments	13,189	(4,153)	-	(7,828)	64,518	(92,699)	2,578	(439)
Reinvested capital gains	-	1,244	-	-	-	102,084	-	56

Net increase (decrease) in contract owners’ equity resulting from operations	18,730	(2,992)	-	(8,890)	35,193	(149,018)	5,083	(12)

Equity transactions:
Purchase payments received from contract owners (note 4)	521,499	83,116	-	120	89,825	24,963	37,904	33,585
Transfers between funds	(44,660)	(1,786)	-	(91,298)	17,832	75,726	698	41
Redemptions (notes 2, 3, and 4)	(28,176)	(1,690)	-	(154)	(28,936)	(17,500)	(8,938)	(112)
Adjustments to maintain reserves	(5)	30	-	4	(4)	2,078	(4)	2

Net equity transactions	448,658	79,670	-	(91,328)	78,717	85,267	29,660	33,516

Net change in contract owners’ equity	467,388	76,678	-	(100,218)	113,910	(63,751)	34,743	33,504
Contract owners’ equity at beginning of period	76,678	-	-	100,218	341,605	405,356	33,504	-

Contract owners’ equity at end of period	$544,066	76,678	-	-	455,515	341,605	68,247	33,504

CHANGE IN UNITS:
Beginning units	8,879	-	-	8,689	59,340	47,094	3,664	-
Units purchased	80,885	9,377	-	11	21,255	19,590	3,925	3,677
Units redeemed	(29,909)	(498)	-	(8,700)	(8,057)	(7,344)	(913)	(13)

Ending units	59,855	8,879	-	-	72,538	59,340	6,676	3,664

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CLVHY2		CLVIB1		CLVLD1		CLVLG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$177,991	147,927	9,983	704	5,339	800	(36)	(1,095)
Realized gain (loss) on investments	(39,772)	(827,083)	(2,347)	(623)	106	(16,591)	298	(124,551)
Change in unrealized gain (loss) on investments	259,192	(76,863)	21,824	(2,887)	5,696	1,128	3,240	(9,228)
Reinvested capital gains	-	28,945	-	16	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	397,411	(727,074)	29,460	(2,790)	11,141	(14,663)	3,502	(134,874)

Equity transactions:
Purchase payments received from contract owners (note 4)	163,108	78,738	558,950	58,307	52,604	45,689	-	106,938
Transfers between funds	(84,873)	(1,231,209)	31,774	(2,054)	12,864	(45,425)	(1,178)	(306,358)
Redemptions (notes 2, 3, and 4)	(200,580)	(335,389)	(23,610)	(244)	(23,136)	(60,901)	(151)	(24,412)
Adjustments to maintain reserves	(85)	8,893	(7)	60	(7)	214	(4)	(1,988)

Net equity transactions	(122,430)	(1,478,967)	567,107	56,069	42,325	(60,423)	(1,333)	(225,820)

Net change in contract owners’ equity	274,981	(2,206,041)	596,567	53,279	53,466	(75,086)	2,169	(360,694)
Contract owners’ equity at beginning of period	3,580,773	5,786,814	53,279	-	143,913	218,999	9,428	370,122

Contract owners’ equity at end of period	$3,855,754	3,580,773	649,846	53,279	197,379	143,913	11,597	9,428

CHANGE IN UNITS:
Beginning units	334,252	478,912	6,307	-	15,473	22,038	1,206	33,964
Units purchased	164,842	444,743	87,056	6,704	6,997	6,274	-	17,142
Units redeemed	(173,897)	(589,403)	(20,787)	(397)	(2,547)	(12,839)	(139)	(49,900)

Ending units	325,197	334,252	72,576	6,307	19,923	15,473	1,067	1,206

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CLVLV1		CLVPB1		CLVSE1		CLVTB1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4,800)	(4,563)	150	367	(718)	(193)	4,189	734
Realized gain (loss) on investments	23,742	4,599	(550)	(3,685)	990	(128)	(224)	(55)
Change in unrealized gain (loss) on investments	60,248	(38,489)	1,383	(482)	22,516	1,268	5,552	(2,355)
Reinvested capital gains	-	-	-	197	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	79,190	(38,453)	983	(3,603)	22,788	947	9,517	(1,676)

Equity transactions:
Purchase payments received from contract owners (note 4)	212,793	417,951	-	2,485	134,052	94,334	117,942	100,917
Transfers between funds	(417,083)	(155,694)	715	(530)	15,190	(7,241)	12,164	4,759
Redemptions (notes 2, 3, and 4)	(254,559)	(147,948)	(17,526)	(330)	(18,410)	(2,817)	(6,904)	(707)
Adjustments to maintain reserves	(3)	10,333	(5)	51	-	408	(2)	2

Net equity transactions	(458,852)	124,642	(16,816)	1,676	130,832	84,684	123,200	104,971

Net change in contract owners’ equity	(379,662)	86,189	(15,833)	(1,927)	153,620	85,631	132,717	103,295
Contract owners’ equity at beginning of period	1,434,061	1,347,872	23,253	25,180	124,959	39,328	103,295	-

Contract owners’ equity at end of period	$1,054,399	1,434,061	7,420	23,253	278,579	124,959	236,012	103,295

CHANGE IN UNITS:
Beginning units	140,045	128,767	2,673	2,501	12,207	3,723	11,817	-
Units purchased	35,078	45,422	103	561	20,190	9,859	14,683	12,075
Units redeemed	(77,061)	(34,144)	(1,971)	(389)	(7,560)	(1,375)	(919)	(258)

Ending units	98,062	140,045	805	2,673	24,837	12,207	25,581	11,817

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CSCRS		CSCRS2		DWVEMD		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$292,444	297,966	86,942	57,734	5,622	17,574	(41,224)	(55,822)
Realized gain (loss) on investments	(368,751)	77,443	(26,523)	27,592	(16,375)	(163,868)	(108,228)	65,027
Change in unrealized gain (loss) on investments	(52,640)	(6,073)	(103,170)	(34,176)	66,642	(8,316)	429,435	(2,520,120)
Reinvested capital gains	-	-	-	-	-	-	358,835	726,552

Net increase (decrease) in contract owners’ equity resulting from operations	(128,947)	369,336	(42,751)	51,150	55,889	(154,610)	638,818	(1,784,363)

Equity transactions:
Purchase payments received from contract owners (note 4)	9,011	6,606	57,297	211,059	100,610	118,421	358,907	700,527
Transfers between funds	(150,768)	(671,147)	52,267	(90,712)	(124,550)	(42,422)	(195,586)	(667,626)
Redemptions (notes 2, 3, and 4)	(129,292)	(116,995)	(48,928)	(40,420)	(61,540)	(35,419)	(684,476)	(642,559)
Adjustments to maintain reserves	(56)	(666)	6	(1,020)	(7)	2,130	(84)	155,683

Net equity transactions	(271,105)	(782,202)	60,642	78,907	(85,487)	42,710	(521,239)	(453,975)

Net change in contract owners’ equity	(400,052)	(412,866)	17,891	130,057	(29,598)	(111,900)	117,579	(2,238,338)
Contract owners’ equity at beginning of period	1,282,069	1,694,935	437,732	307,675	425,527	537,427	8,663,459	10,901,797

Contract owners’ equity at end of period	$882,017	1,282,069	455,623	437,732	395,929	425,527	8,781,038	8,663,459

CHANGE IN UNITS:
Beginning units	169,880	258,937	27,581	22,477	55,304	50,405	574,359	626,525
Units purchased	92,902	178,441	12,784	13,508	15,913	20,347	94,428	327,259
Units redeemed	(132,079)	(267,498)	(8,752)	(8,404)	(25,828)	(15,448)	(129,294)	(379,425)

Ending units	130,703	169,880	31,613	27,581	45,389	55,304	539,493	574,359

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DWVSVT		DFVIV		ETVFR		FHIB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$111	(24)	96,374	42,846	1,444,537	704,029	19,717	13,107
Realized gain (loss) on investments	(759)	(7)	10,855	(70,544)	(156,008)	(449,943)	(12,775)	(5,237)
Change in unrealized gain (loss) on investments	2,783	(539)	116,368	(42,654)	669,665	(1,083,561)	63,187	(42,111)
Reinvested capital gains	892	-	20,269	12,905	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,027	(570)	243,866	(57,447)	1,958,194	(829,475)	70,129	(34,241)

Equity transactions:
Purchase payments received from contract owners (note 4)	18,774	13,961	492,833	454,262	377,731	2,344,225	543,953	121,406
Transfers between funds	1,338	61	179,492	9,697	(968,806)	2,306,574	4,968	(8,152)
Redemptions (notes 2, 3, and 4)	(429)	(76)	(157,376)	(171,203)	(1,716,519)	(2,956,242)	(73,496)	(28,049)
Adjustments to maintain reserves	(2)	(1)	(11)	15,617	3,420	(25,408)	(1)	(6)

Net equity transactions	19,681	13,945	514,938	308,373	(2,304,174)	1,669,149	475,424	85,199

Net change in contract owners’ equity	22,708	13,375	758,804	250,926	(345,980)	839,674	545,553	50,958
Contract owners’ equity at beginning of period	13,375	-	1,233,682	982,756	20,946,455	20,106,781	295,264	244,306

Contract owners’ equity at end of period	$36,083	13,375	1,992,486	1,233,682	20,600,475	20,946,455	840,817	295,264

CHANGE IN UNITS:
Beginning units	1,482	-	109,236	83,732	1,923,941	1,772,449	31,506	22,918
Units purchased	2,366	1,491	83,012	50,353	212,463	1,436,473	77,571	12,684
Units redeemed	(182)	(9)	(42,068)	(24,849)	(413,681)	(1,284,981)	(29,228)	(4,096)

Ending units	3,666	1,482	150,180	109,236	1,722,723	1,923,941	79,849	31,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FQB		FVUS2		FAM2		FB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,907	314	25,972	13,545	2,075	1,594	267,181	(128,224)
Realized gain (loss) on investments	(168)	(1,774)	(102,368)	(60,989)	(4,196)	(42,640)	860,031	2,931,210
Change in unrealized gain (loss) on investments	7,509	(674)	131,315	(229,089)	27,433	(74,450)	8,850,987	(23,489,881)
Reinvested capital gains	-	249	-	-	3,436	29,306	2,387,462	4,645,843

Net increase (decrease) in contract owners’ equity resulting from operations	10,248	(1,885)	54,919	(276,533)	28,748	(86,190)	12,365,661	(16,041,052)

Equity transactions:
Purchase payments received from contract owners (note 4)	125,159	67,108	(20)	159,529	1,220	1,494	7,392,754	4,821,746
Transfers between funds	32,544	3,676	(201,446)	201,536	(38,926)	27,838	6,412,727	(6,804,758)
Redemptions (notes 2, 3, and 4)	(13,728)	(5,227)	(207,826)	(77,539)	(34,540)	(141,068)	(7,867,412)	(7,226,072)
Adjustments to maintain reserves	(8)	87	(20)	(60)	(2)	6,923	(211)	43,129

Net equity transactions	143,967	65,644	(409,312)	283,466	(72,248)	(104,813)	5,937,858	(9,165,955)

Net change in contract owners’ equity	154,215	63,759	(354,393)	6,933	(43,500)	(191,003)	18,303,519	(25,207,007)
Contract owners’ equity at beginning of period	69,677	5,918	2,012,725	2,005,792	298,816	489,819	60,212,024	85,419,031

Contract owners’ equity at end of period	$223,892	69,677	1,658,332	2,012,725	255,316	298,816	78,515,543	60,212,024

CHANGE IN UNITS:
Beginning units	7,442	298	223,243	192,717	19,636	27,220	3,897,640	4,475,134
Units purchased	17,321	7,709	37,394	94,031	78	2,325	1,384,159	971,991
Units redeemed	(1,272)	(565)	(82,157)	(63,505)	(4,729)	(9,909)	(1,037,099)	(1,549,485)

Ending units	23,491	7,442	178,480	223,243	14,985	19,636	4,244,700	3,897,640

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FC2		FEI2		FEIP		FEMS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(228,167)	(209,687)	27,905	15,490	28,589	3,584	66,315	28,344
Realized gain (loss) on investments	605,457	878,829	(112,348)	423,707	(169)	(2,596)	(91,635)	(2,905,099)
Change in unrealized gain (loss) on investments	5,618,609	(9,362,239)	512,552	(1,445,591)	56,533	(4,197)	575,717	640,008
Reinvested capital gains	1,011,424	1,154,367	231,463	233,029	48,952	6,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,007,323	(7,538,730)	659,572	(773,365)	133,905	3,777	550,397	(2,236,747)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,680,077	3,032,250	126,577	114,278	471,517	227,037	360,653	556,603
Transfers between funds	2,774,965	(31,940)	986,723	250,078	1,014,188	(7,737)	101,340	290,741
Redemptions (notes 2, 3, and 4)	(2,731,451)	(1,240,471)	(960,340)	(1,160,561)	(55,847)	(9,175)	(597,670)	(432,937)
Adjustments to maintain reserves	(146)	121	(107)	213,865	(1)	(3,891)	(129)	127,042

Net equity transactions	2,723,445	1,759,960	152,853	(582,340)	1,429,857	206,234	(135,806)	541,449

Net change in contract owners’ equity	9,730,768	(5,778,770)	812,425	(1,355,705)	1,563,762	210,011	414,591	(1,695,298)
Contract owners’ equity at beginning of period	21,382,281	27,161,051	6,600,863	7,956,568	210,011	-	7,914,486	9,609,784

Contract owners’ equity at end of period	$31,113,049	21,382,281	7,413,288	6,600,863	1,773,773	210,011	8,329,077	7,914,486

CHANGE IN UNITS:
Beginning units	1,366,016	1,262,094	406,938	457,886	21,791	-	765,931	731,605
Units purchased	409,309	428,045	158,936	73,716	193,694	23,937	264,449	229,379
Units redeemed	(256,813)	(324,123)	(147,066)	(124,664)	(48,597)	(2,146)	(286,120)	(195,053)

Ending units	1,518,512	1,366,016	418,808	406,938	166,888	21,791	744,260	765,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FG2		FGI2		FHI2		FICAP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,032,584)	(749,251)	66,750	50,662	46,578	34,548	1,804	134
Realized gain (loss) on investments	2,174,268	2,323,975	965,502	888,492	(41,977)	(161,675)	13,578	(6,940)
Change in unrealized gain (loss) on investments	20,094,414	(35,837,525)	1,504,529	(2,769,934)	68,639	(94,415)	90,880	(3,793)
Reinvested capital gains	4,004,652	6,668,580	844,206	404,572	-	-	-	776

Net increase (decrease) in contract owners’ equity resulting from operations	25,240,750	(27,594,221)	3,380,987	(1,426,208)	73,240	(221,542)	106,262	(9,823)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,490,240	3,316,815	948,626	1,440,291	2,504	64,344	751,005	157,352
Transfers between funds	(4,612,142)	(4,026,468)	1,314,637	335,895	154,372	(381,223)	14,437	6,663
Redemptions (notes 2, 3, and 4)	(10,189,229)	(6,055,188)	(2,024,056)	(1,927,201)	(109,138)	(143,005)	(53,603)	(2,570)
Adjustments to maintain reserves	(372)	3,758	904	(1,474)	(61)	2,622	(1)	(4,654)

Net equity transactions	(11,311,503)	(6,761,083)	240,111	(152,489)	47,677	(457,262)	711,838	156,791

Net change in contract owners’ equity	13,929,247	(34,355,304)	3,621,098	(1,578,697)	120,917	(678,804)	818,100	146,968
Contract owners’ equity at beginning of period	77,409,287	111,764,591	19,396,948	20,975,645	979,553	1,658,357	149,131	2,163

Contract owners’ equity at end of period	$91,338,534	77,409,287	23,018,046	19,396,948	1,100,470	979,553	967,231	149,131

CHANGE IN UNITS:
Beginning units	3,410,903	3,670,127	1,050,627	1,065,151	93,350	137,461	20,403	217
Units purchased	596,222	628,933	230,963	361,862	56,620	353,679	128,563	20,909
Units redeemed	(1,010,885)	(888,157)	(215,057)	(376,386)	(53,146)	(397,790)	(44,844)	(723)

Ending units	2,996,240	3,410,903	1,066,533	1,050,627	96,824	93,350	104,122	20,403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FIGBP		FIGBP2		FIP		FMCP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$90,327	6,856	249,495	166,910	62,951	40,108	2,977	779
Realized gain (loss) on investments	(8,809)	(19,136)	(1,345,049)	(683,100)	(9,664)	(358,769)	3,629	(14,479)
Change in unrealized gain (loss) on investments	73,063	(15,354)	1,967,583	(3,815,496)	1,034,678	(507,626)	54,927	1,509
Reinvested capital gains	-	2,850	-	1,114,572	36,222	23,714	19,959	11,657

Net increase (decrease) in contract owners’ equity resulting from operations	154,581	(24,784)	872,029	(3,217,114)	1,124,187	(802,573)	81,492	(534)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,338,693	1,252,882	2,184,832	1,159,279	2,399,251	1,819,333	470,908	241,384
Transfers between funds	328,804	40,170	1,977,318	(1,792,935)	(54,106)	(246,559)	13,906	(4,109)
Redemptions (notes 2, 3, and 4)	(98,400)	(58,542)	(2,497,318)	(1,366,266)	(463,631)	(700,138)	(48,170)	(1,551)
Adjustments to maintain reserves	(3)	2	(130)	(128)	(13)	110,877	(5)	(2,874)

Net equity transactions	2,569,094	1,234,512	1,664,702	(2,000,050)	1,881,501	983,513	436,639	232,850

Net change in contract owners’ equity	2,723,675	1,209,728	2,536,731	(5,217,164)	3,005,688	180,940	518,131	232,316
Contract owners’ equity at beginning of period	1,245,776	36,048	17,928,233	23,145,397	3,348,288	3,167,348	272,078	39,762

Contract owners’ equity at end of period	$3,969,451	1,245,776	20,464,964	17,928,233	6,353,976	3,348,288	790,209	272,078

CHANGE IN UNITS:
Beginning units	143,375	3,600	1,817,139	2,013,073	302,468	233,204	31,999	3,973
Units purchased	421,907	257,196	814,809	327,373	244,579	158,680	66,876	29,194
Units redeemed	(133,690)	(117,421)	(654,235)	(523,307)	(90,656)	(89,416)	(17,838)	(1,168)

Ending units	431,592	143,375	1,977,713	1,817,139	456,391	302,468	81,037	31,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FMMP		FNRS2		FRESS2		FVFRHI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$66,475	9,260	73,528	54,563	57,711	(2,033)	36,131	-
Realized gain (loss) on investments	-	-	108,765	553,641	(502,747)	267,914	485	-
Change in unrealized gain (loss) on investments	-	-	(269,241)	182,837	578,865	(2,545,672)	(13,548)	-
Reinvested capital gains	-	-	-	-	257,425	174,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,475	9,260	(86,948)	791,041	391,254	(2,105,229)	23,068	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,487,387	261,679	541,245	916,680	107,390	342,910	151,314	-
Transfers between funds	854,596	1,408,074	(170,328)	2,123,174	269,463	(406,050)	510,952	-
Redemptions (notes 2, 3, and 4)	(1,466,221)	(1,348,386)	(619,291)	(238,880)	(718,507)	(411,044)	(11,588)	-
Adjustments to maintain reserves	-	(1)	(70)	341,556	10	120,492	(4)	-

Net equity transactions	875,762	321,366	(248,444)	3,142,530	(341,644)	(353,692)	650,674	-

Net change in contract owners’ equity	942,237	330,626	(335,392)	3,933,571	49,610	(2,458,921)	673,742	-
Contract owners’ equity at beginning of period	793,730	463,104	5,808,354	1,874,783	4,954,750	7,413,671	-	-

Contract owners’ equity at end of period	$1,735,967	793,730	5,472,962	5,808,354	5,004,360	4,954,750	673,742	-

CHANGE IN UNITS:
Beginning units	78,793	46,483	203,298	105,719	439,281	470,528	-	-
Units purchased	304,980	198,204	77,042	302,429	154,012	145,949	64,938	-
Units redeemed	(218,945)	(165,894)	(88,001)	(204,850)	(188,512)	(177,196)	(1,976)	-

Ending units	164,828	78,793	192,339	203,298	404,781	439,281	62,962	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVIII		FVP		FVSII		FVSIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$51,579	32,489	13,027	7,146	24,275	5,307	456,001	333,992
Realized gain (loss) on investments	(2,687)	(213,633)	(806)	(42,652)	(1,991)	(10,699)	(87,248)	(1,394,217)
Change in unrealized gain (loss) on investments	228,491	(53,230)	118,752	(41,960)	13,360	(7,677)	733,786	(1,054,946)
Reinvested capital gains	-	-	45,323	16,643	-	43	-	15,426

Net increase (decrease) in contract owners’ equity resulting from operations	277,383	(234,374)	176,296	(60,823)	35,644	(13,026)	1,102,539	(2,099,745)

Equity transactions:
Purchase payments received from contract owners (note 4)	500,743	515,358	500,370	487,870	399,898	227,720	879,424	1,275,950
Transfers between funds	(30,669)	544,834	186,282	443,988	28,858	65,100	746,355	(843,691)
Redemptions (notes 2, 3, and 4)	(173,103)	(305,523)	(17,763)	(241,609)	(24,347)	(117,775)	(1,784,695)	(1,410,710)
Adjustments to maintain reserves	(11)	18,024	2	28,966	(7)	(1,494)	(169)	69,130

Net equity transactions	296,960	772,693	668,891	719,215	404,402	173,551	(159,085)	(909,321)

Net change in contract owners’ equity	574,343	538,319	845,187	658,392	440,046	160,525	943,454	(3,009,066)
Contract owners’ equity at beginning of period	1,636,944	1,098,625	676,456	18,064	174,309	13,784	14,148,885	17,157,951

Contract owners’ equity at end of period	$2,211,287	1,636,944	1,521,643	676,456	614,355	174,309	15,092,339	14,148,885

CHANGE IN UNITS:
Beginning units	167,015	93,793	69,540	1,775	19,648	1,374	1,313,747	1,393,630
Units purchased	72,558	166,358	87,753	119,999	76,342	47,514	293,094	336,516
Units redeemed	(44,675)	(93,136)	(26,287)	(52,234)	(32,501)	(29,240)	(309,855)	(416,399)

Ending units	194,898	167,015	131,006	69,540	63,489	19,648	1,296,986	1,313,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVSS2		FEOVF		FTVFA2		FTVGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,262	1,605	(18,769)	15,444	2,961	13,432	(104,261)	(129,510)
Realized gain (loss) on investments	(68,726)	(104,556)	(20,470)	(70,256)	(409,836)	(463,839)	(631,222)	(789,085)
Change in unrealized gain (loss) on investments	197,293	(42,006)	8,388	(110,911)	722,453	(805,562)	852,409	152,355
Reinvested capital gains	79,822	28,217	159,791	79,033	44,791	374,623	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	210,651	(116,740)	128,940	(86,690)	360,369	(881,346)	116,926	(766,240)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,216,210	88,236	645,270	530,086	17,806	14,621	69,681	86,683
Transfers between funds	511,111	789,829	269,769	184,798	(531,234)	(1,020,837)	(231,412)	(529,059)
Redemptions (notes 2, 3, and 4)	(244,011)	(24,031)	(101,909)	(132,981)	(1,109,019)	(138,996)	(1,285,339)	(1,324,530)
Adjustments to maintain reserves	(16)	(14)	(24)	6,101	(31)	(45)	6,093	(990)

Net equity transactions	1,483,294	854,020	813,106	588,004	(1,622,478)	(1,145,257)	(1,440,977)	(1,767,896)

Net change in contract owners’ equity	1,693,945	737,280	942,046	501,314	(1,262,109)	(2,026,603)	(1,324,051)	(2,534,136)
Contract owners’ equity at beginning of period	737,280	-	1,234,815	733,501	3,559,497	5,586,100	9,939,835	12,473,971

Contract owners’ equity at end of period	$2,431,225	737,280	2,176,861	1,234,815	2,297,388	3,559,497	8,615,784	9,939,835

CHANGE IN UNITS:
Beginning units	76,563	-	108,828	58,730	201,671	260,548	1,224,126	1,443,770
Units purchased	338,782	208,936	102,611	96,694	22,023	71,087	83,092	130,987
Units redeemed	(203,820)	(132,373)	(35,081)	(46,596)	(108,795)	(129,964)	(264,521)	(350,631)

Ending units	211,525	76,563	176,358	108,828	114,899	201,671	1,042,697	1,224,126

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVIS2		FTVMD2		FTVUG2		GVGMNS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$774,200	675,943	80,283	(442)	(1,256)	-	1,765	(8,346)
Realized gain (loss) on investments	(6,587)	502,340	(86,038)	(221,477)	(4)	-	(3,277)	(59,346)
Change in unrealized gain (loss) on investments	(723,930)	(3,008,755)	818,414	(937,582)	11,332	-	71,312	(81,627)
Reinvested capital gains	1,223,514	372,829	380,633	602,047	-	-	-	18,984

Net increase (decrease) in contract owners’ equity resulting from operations	1,267,197	(1,457,643)	1,193,292	(557,454)	10,072	-	69,800	(130,335)

Equity transactions:
Purchase payments received from contract owners (note 4)	314,896	2,205,339	145,885	36,878	106,054	-	60,536	599
Transfers between funds	1,339,512	(897,632)	(156,443)	(357,928)	147,929	-	92,587	35,524
Redemptions (notes 2, 3, and 4)	(2,292,553)	(2,681,589)	(798,419)	(1,045,153)	(2,332)	-	(86,283)	(70,426)
Adjustments to maintain reserves	(234)	561	(96)	44	(2)	-	(35)	976

Net equity transactions	(638,379)	(1,373,321)	(809,073)	(1,366,159)	251,649	-	66,805	(33,327)

Net change in contract owners’ equity	628,818	(2,830,964)	384,219	(1,923,613)	261,721	-	136,605	(163,662)
Contract owners’ equity at beginning of period	18,001,926	20,832,890	6,755,188	8,678,801	-	-	467,745	631,407

Contract owners’ equity at end of period	$18,630,744	18,001,926	7,139,407	6,755,188	261,721	-	604,350	467,745

CHANGE IN UNITS:
Beginning units	1,270,360	1,375,520	449,562	541,574	-	-	43,049	46,589
Units purchased	256,433	664,077	22,693	60,539	35,203	-	13,056	8,162
Units redeemed	(299,561)	(769,237)	(71,547)	(152,551)	(9,444)	-	(7,252)	(11,702)

Ending units	1,227,232	1,270,360	400,708	449,562	25,759	-	48,853	43,049

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVMSAS		GVFRB		RAF		RBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$104,022	51,952	118,017	57,270	(3,418)	(12,357)	(59,763)	(74,417)
Realized gain (loss) on investments	(41,044)	(19,927)	49,810	(105,702)	(278,625)	(75,143)	(704,906)	(653,441)
Change in unrealized gain (loss) on investments	63,413	(125,317)	315,249	(128,157)	(1,568)	(4,107)	817,569	(579,810)
Reinvested capital gains	-	-	-	-	-	-	44,175	376,821

Net increase (decrease) in contract owners’ equity resulting from operations	126,391	(93,292)	483,076	(176,589)	(283,611)	(91,607)	97,075	(930,847)

Equity transactions:
Purchase payments received from contract owners (note 4)	191,726	745,834	20,874	334	-	11,291	9,730	18,668
Transfers between funds	(279,597)	693,712	(78,688)	(945,777)	(1,538,086)	1,549,427	(907,706)	334,236
Redemptions (notes 2, 3, and 4)	(96,009)	(85,742)	(305,155)	(594,682)	(108,905)	(102,740)	(560,522)	(497,975)
Adjustments to maintain reserves	(34)	3,409	(72)	(127)	(16)	(4,764)	(195)	3,489

Net equity transactions	(183,914)	1,357,213	(363,041)	(1,540,252)	(1,647,007)	1,453,214	(1,458,693)	(141,582)

Net change in contract owners’ equity	(57,523)	1,263,921	120,035	(1,716,841)	(1,930,618)	1,361,607	(1,361,618)	(1,072,429)
Contract owners’ equity at beginning of period	2,004,640	740,719	4,940,323	6,657,164	2,073,806	712,199	5,170,316	6,242,745

Contract owners’ equity at end of period	$1,947,117	2,004,640	5,060,358	4,940,323	143,188	2,073,806	3,808,698	5,170,316

CHANGE IN UNITS:
Beginning units	195,768	66,907	441,055	583,120	7,595,997	3,825,573	144,827	149,617
Units purchased	73,277	178,649	80,718	216,750	13,009,624	60,103,599	12,973	76,101
Units redeemed	(91,053)	(49,788)	(109,946)	(358,815)	(19,778,520)	(56,333,175)	(55,653)	(80,891)

Ending units	177,992	195,768	411,827	441,055	827,101	7,595,997	102,147	144,827

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RBKF		RBMF		RCPF		RELF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4,852)	(2,934)	(30,751)	(23,953)	(705)	(37,973)	(186,226)	(63,352)
Realized gain (loss) on investments	(227,793)	(216,059)	(104,116)	(157,546)	(200,409)	491,169	(83,220)	(36,638)
Change in unrealized gain (loss) on investments	244,376	(179,884)	271,557	(336,022)	(92,229)	(996,218)	4,371,708	(2,372,226)
Reinvested capital gains	-	-	-	48,564	24,545	335,407	400,002	188,954

Net increase (decrease) in contract owners’ equity resulting from operations	11,731	(398,877)	136,690	(468,957)	(268,798)	(207,615)	4,502,264	(2,283,262)

Equity transactions:
Purchase payments received from contract owners (note 4)	22	6,958	28,787	8,689	15,382	13,854	12,185	4,353
Transfers between funds	(51,399)	(129,364)	(224,194)	207,602	(611,250)	(276,260)	11,669,134	(2,360,811)
Redemptions (notes 2, 3, and 4)	(140,766)	(198,317)	(269,662)	(285,422)	(722,458)	(275,193)	(377,754)	(137,684)
Adjustments to maintain reserves	(100)	66	(107)	30	(172)	(1,448)	1,223,985	1,461

Net equity transactions	(192,243)	(320,657)	(465,176)	(69,101)	(1,318,498)	(539,047)	12,527,550	(2,492,681)

Net change in contract owners’ equity	(180,512)	(719,534)	(328,486)	(538,058)	(1,587,296)	(746,662)	17,029,814	(4,775,943)
Contract owners’ equity at beginning of period	1,712,267	2,431,801	2,304,408	2,842,466	5,785,887	6,532,549	2,924,023	7,699,966

Contract owners’ equity at end of period	$1,531,755	1,712,267	1,975,922	2,304,408	4,198,591	5,785,887	19,953,837	2,924,023

CHANGE IN UNITS:
Beginning units	161,352	187,887	68,738	75,193	151,603	169,936	87,349	153,634
Units purchased	73,830	240,050	26,549	63,496	32,333	103,350	315,287	20,067
Units redeemed	(92,113)	(266,585)	(40,523)	(69,951)	(68,302)	(121,683)	(47,535)	(86,352)

Ending units	143,069	161,352	54,764	68,738	115,634	151,603	355,101	87,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RENF		RESF		RFSF		RHCF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$131,643	(88,724)	(38,951)	(43,654)	(74,983)	(48,791)	(135,832)	(135,141)
Realized gain (loss) on investments	54,779	3,199,644	361,869	(194,528)	(441,765)	254,417	(355,062)	702,274
Change in unrealized gain (loss) on investments	(213,799)	35,222	(390,804)	531,446	1,179,228	(2,296,943)	891,123	(2,514,619)
Reinvested capital gains	-	-	-	-	-	552,703	279,466	497,852

Net increase (decrease) in contract owners’ equity resulting from operations	(27,377)	3,146,142	(67,886)	293,264	662,480	(1,538,614)	679,695	(1,449,634)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,733	113,771	8,870	38,605	126,868	398,922	53,564	10,569
Transfers between funds	(680,473)	(1,257,408)	(784,305)	1,333,857	(152,357)	(285,094)	(1,813,535)	44,593
Redemptions (notes 2, 3, and 4)	(1,170,288)	(883,449)	(323,402)	(448,735)	(650,262)	(384,895)	(1,127,590)	(653,825)
Adjustments to maintain reserves	(111)	(8,725)	(103)	3,589	(122)	1,051	1,255,159	(17,628)

Net equity transactions	(1,823,139)	(2,035,811)	(1,098,940)	927,316	(675,873)	(270,016)	(1,632,402)	(616,291)

Net change in contract owners’ equity	(1,850,516)	1,110,331	(1,166,826)	1,220,580	(13,393)	(1,808,630)	(952,707)	(2,065,925)
Contract owners’ equity at beginning of period	6,462,360	5,352,029	3,615,780	2,395,200	6,181,157	7,989,787	8,815,073	10,880,998

Contract owners’ equity at end of period	$4,611,844	6,462,360	2,448,954	3,615,780	6,167,764	6,181,157	7,862,366	8,815,073

CHANGE IN UNITS:
Beginning units	344,175	413,034	512,462	480,828	393,545	400,604	233,865	251,262
Units purchased	169,087	1,567,039	1,043,635	1,506,417	98,658	185,964	322,576	150,127
Units redeemed	(268,372)	(1,635,898)	(1,220,854)	(1,474,783)	(143,013)	(193,023)	(391,305)	(167,524)

Ending units	244,890	344,175	335,243	512,462	349,190	393,545	165,136	233,865

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RHYS		RINF		RJNF		RLCE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,231	961	(41,344)	(45,536)	(22,910)	(35,720)	(7,842)	(8,559)
Realized gain (loss) on investments	(5,332)	(63,225)	(1,282,835)	(1,108,497)	162,043	740,467	167,645	(161,467)
Change in unrealized gain (loss) on investments	35,423	(7,059)	2,406,889	(1,819,915)	(80,984)	(2,315)	(34,039)	55,620
Reinvested capital gains	-	-	-	709,206	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,322	(69,323)	1,082,710	(2,264,742)	58,149	702,432	125,764	(114,406)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,651	5,227	13,695	11,377	17,653	71,501	9,681	2,224
Transfers between funds	9,443	(37,918)	(162,404)	(316,453)	(614,169)	137,067	(95,916)	(35,737)
Redemptions (notes 2, 3, and 4)	(149,512)	(22,119)	(262,360)	(181,272)	(176,161)	(130,730)	(31,199)	(26,192)
Adjustments to maintain reserves	(16)	(32)	(149)	5,883	(47)	73	(59)	-

Net equity transactions	(131,434)	(54,842)	(411,218)	(480,465)	(772,724)	77,911	(117,493)	(59,705)

Net change in contract owners’ equity	(99,112)	(124,165)	671,492	(2,745,207)	(714,575)	780,343	8,271	(174,111)
Contract owners’ equity at beginning of period	432,423	556,588	2,451,684	5,196,891	1,812,628	1,032,285	626,523	800,634

Contract owners’ equity at end of period	$333,311	432,423	3,123,176	2,451,684	1,098,053	1,812,628	634,794	626,523

CHANGE IN UNITS:
Beginning units	40,032	45,106	66,150	76,346	725,767	602,139	56,030	60,403
Units purchased	24,643	39,891	12,675	25,218	2,521,342	9,079,056	50,390	109,919
Units redeemed	(36,999)	(44,965)	(21,138)	(35,414)	(2,819,436)	(8,955,428)	(59,006)	(114,292)

Ending units	27,676	40,032	57,687	66,150	427,673	725,767	47,414	56,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLCJ		RLF		RMED		RMEK
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,023)	(5,946)	(35,853)	(38,904)	(29,002)	(34,065)	(20,633)	(24,936)
Realized gain (loss) on investments	22,252	(341,130)	17,278	21,339	(283,992)	(355,002)	38,138	(951,189)
Change in unrealized gain (loss) on investments	72,124	(1,699)	505,384	(1,054,481)	663,077	(552,772)	407,756	1,423
Reinvested capital gains	-	-	-	-	-	148,474	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,353	(348,775)	486,809	(1,072,046)	350,083	(793,365)	425,261	(974,702)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,802	10,001	11,214	7,490	484	17,538	1,901	430
Transfers between funds	83,691	(75,931)	(62,910)	(410,097)	127,086	(243,719)	533,300	(1,265,916)
Redemptions (notes 2, 3, and 4)	(19,078)	(18,806)	(179,746)	(187,458)	(189,476)	(169,308)	(94,093)	(181,450)
Adjustments to maintain reserves	(56)	1,007	(128)	(110)	(79)	272	23	(9,519)

Net equity transactions	73,359	(83,729)	(231,570)	(590,175)	(61,985)	(395,217)	441,131	(1,456,455)

Net change in contract owners’ equity	162,712	(432,504)	255,239	(1,662,221)	288,098	(1,188,582)	866,392	(2,431,157)
Contract owners’ equity at beginning of period	306,037	738,541	2,407,685	4,069,906	2,148,947	3,337,529	1,388,190	3,819,347

Contract owners’ equity at end of period	$468,749	306,037	2,662,924	2,407,685	2,437,045	2,148,947	2,254,582	1,388,190

CHANGE IN UNITS:
Beginning units	22,521	29,993	74,475	90,278	36,920	43,553	40,008	75,503
Units purchased	107,987	489,605	12,782	5,476	17,692	13,329	167,664	97,771
Units redeemed	(104,437)	(497,077)	(19,154)	(21,279)	(19,088)	(19,962)	(151,128)	(133,266)

Ending units	26,071	22,521	68,103	74,475	35,524	36,920	56,544	40,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RNF		ROF		RPMF		RREF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(108,840)	(96,787)	(217,366)	(231,368)	(51,704)	(59,338)	(827)	(16,187)
Realized gain (loss) on investments	551,333	(1,958,901)	(1,472,217)	(1,680,845)	(565,105)	(1,226,802)	(675,210)	(499,967)
Change in unrealized gain (loss) on investments	1,817,551	(3,416,216)	7,703,417	(6,415,539)	747,075	281,553	756,049	(820,273)
Reinvested capital gains	-	1,264,327	-	549,124	-	-	79,269	153,941

Net increase (decrease) in contract owners’ equity resulting from operations	2,260,044	(4,207,577)	6,013,834	(7,778,628)	130,266	(1,004,587)	159,281	(1,182,486)

Equity transactions:
Purchase payments received from contract owners (note 4)	153,283	7,636	174,893	37,698	22,494	25,975	22,071	6,107
Transfers between funds	(846,281)	(2,120,523)	1,051,927	(3,279,865)	894,099	(154,852)	(131,941)	(1,279,996)
Redemptions (notes 2, 3, and 4)	(658,770)	(2,917,227)	(1,885,769)	(1,155,432)	(1,147,995)	(441,822)	(306,005)	(243,749)
Adjustments to maintain reserves	(93)	(7)	(169)	23,889	(147)	(3,864)	(148)	989

Net equity transactions	(1,351,861)	(5,030,121)	(659,118)	(4,373,710)	(231,549)	(574,563)	(416,023)	(1,516,649)

Net change in contract owners’ equity	908,183	(9,237,698)	5,354,716	(12,152,338)	(101,283)	(1,579,150)	(256,742)	(2,699,135)
Contract owners’ equity at beginning of period	7,645,609	16,883,307	12,102,704	24,255,042	5,668,950	7,248,100	2,188,477	4,887,612

Contract owners’ equity at end of period	$8,553,792	7,645,609	17,457,420	12,102,704	5,567,667	5,668,950	1,931,735	2,188,477

CHANGE IN UNITS:
Beginning units	191,034	290,101	209,407	272,926	386,013	427,483	88,148	142,071
Units purchased	187,761	239,289	123,992	147,908	387,786	351,570	114,108	200,118
Units redeemed	(218,571)	(338,356)	(132,909)	(211,427)	(404,453)	(393,040)	(130,938)	(254,041)

Ending units	160,224	191,034	200,490	209,407	369,346	386,013	71,318	88,148

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RRF		RSRF		RTEC		RTEL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(19,674)	(25,113)	(42,003)	(33,356)	(141,880)	(150,289)	(1,461)	(3,081)
Realized gain (loss) on investments	(276,422)	(28,627)	216,660	77,532	(687,910)	306,760	(41,354)	(92,365)
Change in unrealized gain (loss) on investments	510,028	(598,404)	230,586	(748,213)	4,227,314	(6,189,780)	61,135	(92,631)
Reinvested capital gains	-	43,724	-	-	169,301	703,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	213,932	(608,420)	405,243	(704,037)	3,566,825	(5,329,607)	18,320	(188,077)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,632	3,973	201,571	187,455	77,120	2,735	3,092	5
Transfers between funds	(372,242)	192,548	(131,570)	42,178	(372,889)	(2,128,777)	(131,918)	52,471
Redemptions (notes 2, 3, and 4)	(208,636)	(174,239)	(277,002)	(398,535)	(1,706,075)	(555,013)	(4,444)	(38,898)
Adjustments to maintain reserves	(86)	63	(132)	(101)	(178)	7,467	(38)	(22)

Net equity transactions	(572,332)	22,345	(207,133)	(169,003)	(2,002,022)	(2,673,588)	(133,308)	13,556

Net change in contract owners’ equity	(358,400)	(586,075)	198,110	(873,040)	1,564,803	(8,003,195)	(114,988)	(174,521)
Contract owners’ equity at beginning of period	1,713,094	2,299,169	3,655,295	4,528,335	7,897,769	15,900,964	423,420	597,941

Contract owners’ equity at end of period	$1,354,694	1,713,094	3,853,405	3,655,295	9,462,572	7,897,769	308,432	423,420

CHANGE IN UNITS:
Beginning units	47,387	46,016	249,308	261,946	199,590	252,767	47,633	49,216
Units purchased	5,744	16,063	85,614	59,278	44,162	37,380	26,386	42,557
Units redeemed	(20,587)	(14,692)	(98,948)	(71,916)	(83,758)	(90,557)	(41,002)	(44,140)

Ending units	32,544	47,387	235,974	249,308	159,994	199,590	33,017	47,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RTF		RTRF		RUF		RUGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(67,324)	(214,889)	(30,193)	(34,982)	4,766	(13,002)	42,918	7,853
Realized gain (loss) on investments	478,589	(13,016,645)	(516,892)	(304,257)	(127,964)	65,715	(431,187)	(1,265,404)
Change in unrealized gain (loss) on investments	1,558,830	(2,416,836)	981,723	(1,147,186)	(32,306)	4,899	244,319	(56,258)
Reinvested capital gains	-	891,371	-	268,973	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,970,095	(14,756,999)	434,638	(1,217,452)	(155,504)	57,612	(143,950)	(1,313,809)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,597	904	8,835	5,573	1,500	392	71,839	93,727
Transfers between funds	3,121,560	(305,134)	(230,261)	(186,906)	(685,858)	405,982	250,934	1,060,058
Redemptions (notes 2, 3, and 4)	(424,491)	(342,844)	(171,417)	(115,056)	(31,182)	(93,451)	(323,565)	(212,091)
Adjustments to maintain reserves	(30)	54,119	15	925	(30)	10,304	(92)	515

Net equity transactions	2,704,636	(592,955)	(392,828)	(295,464)	(715,570)	323,227	(884)	942,209

Net change in contract owners’ equity	4,674,731	(15,349,954)	41,810	(1,512,916)	(871,074)	380,839	(144,834)	(371,600)
Contract owners’ equity at beginning of period	3,910,041	19,259,995	2,032,752	3,545,668	1,330,192	949,353	2,848,902	3,220,502

Contract owners’ equity at end of period	$8,584,772	3,910,041	2,074,562	2,032,752	459,118	1,330,192	2,704,068	2,848,902

CHANGE IN UNITS:
Beginning units	88,573	258,527	58,070	65,430	1,714,536	1,437,106	207,771	135,702
Units purchased	389,067	2,189,575	17,761	42,791	5,792,711	12,225,344	657,591	898,552
Units redeemed	(343,195)	(2,359,529)	(27,562)	(50,151)	(6,825,570)	(11,947,914)	(663,496)	(826,483)

Ending units	134,445	88,573	48,269	58,070	681,677	1,714,536	201,866	207,771

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RUTL		RVARS		RVCMD		RVF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,299	(54,845)	41,788	(3,741)	156,633	108,101	(92,668)	(163,524)
Realized gain (loss) on investments	(178,239)	(5,883,944)	43,649	98,570	(455,765)	424,825	1,076,379	(8,802,989)
Change in unrealized gain (loss) on investments	(92,226)	(300,292)	(3,086)	(274,758)	136,087	(376,101)	2,207,475	(14,644,423)
Reinvested capital gains	-	29,761	-	31,971	-	-	-	1,103,027

Net increase (decrease) in contract owners’ equity resulting from operations	(268,166)	(6,209,320)	82,351	(147,958)	(163,045)	156,825	3,191,186	(22,507,909)

Equity transactions:
Purchase payments received from contract owners (note 4)	39,516	9,192	23,937	16,418	42,690	1,358	59,381	33,652
Transfers between funds	(1,270,784)	7,222,245	(112,345)	62,002	(306,266)	401,941	2,633,156	(31,872,208)
Redemptions (notes 2, 3, and 4)	(364,249)	(378,730)	(213,020)	(282,838)	(229,089)	(191,929)	(866,619)	(777,834)
Adjustments to maintain reserves	(68)	(122)	(108)	58	(76)	(3,221)	(334)	(461,631)

Net equity transactions	(1,595,585)	6,852,585	(301,536)	(204,360)	(492,741)	208,149	1,825,584	(33,078,021)

Net change in contract owners’ equity	(1,863,751)	643,265	(219,185)	(352,318)	(655,786)	364,974	5,016,770	(55,585,930)
Contract owners’ equity at beginning of period	4,191,317	3,548,052	2,883,289	3,235,607	2,218,769	1,853,795	3,708,787	59,294,717

Contract owners’ equity at end of period	$2,327,566	4,191,317	2,664,104	2,883,289	1,562,983	2,218,769	8,725,557	3,708,787

CHANGE IN UNITS:
Beginning units	177,432	149,007	297,870	318,654	831,516	840,851	34,221	186,634
Units purchased	32,399	2,091,181	27,027	100,920	367,961	2,286,277	203,366	89,783
Units redeemed	(102,781)	(2,062,756)	(58,192)	(121,704)	(566,901)	(2,295,612)	(199,757)	(242,196)

Ending units	107,050	177,432	266,705	297,870	632,576	831,516	37,830	34,221

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVIDD		RVIMC		RVISC		RVLCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(6,443)	(19,044)	(752)	(2,250)	(7,846)	(13,701)	(147,991)	(200,689)
Realized gain (loss) on investments	(145,121)	(16,692)	(5,297)	(26,615)	(55,620)	(5,887)	(3,277,087)	843,066
Change in unrealized gain (loss) on investments	(31,627)	118,000	(7,379)	2,516	(47,979)	6,161	3,790,339	(8,725,350)
Reinvested capital gains	-	-	-	-	-	-	-	2,093,904

Net increase (decrease) in contract owners’ equity resulting from operations	(183,191)	82,264	(13,428)	(26,349)	(111,445)	(13,427)	365,261	(5,989,069)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,362	1,062,669	-	658	82	130	52,766	44,001
Transfers between funds	(415,974)	(2,751,199)	(30,980)	184,876	(218,667)	609,992	(1,627,303)	(4,474,638)
Redemptions (notes 2, 3, and 4)	(25,696)	(80,496)	(9,259)	(127,031)	(86,555)	(96,803)	(1,143,721)	(1,030,959)
Adjustments to maintain reserves	(65)	12,746	(16)	(124)	(34)	9,676	(144)	(17,026)

Net equity transactions	(439,373)	(1,756,280)	(40,255)	58,379	(305,174)	522,995	(2,718,402)	(5,478,622)

Net change in contract owners’ equity	(622,564)	(1,674,016)	(53,683)	32,030	(416,619)	509,568	(2,353,141)	(11,467,691)
Contract owners’ equity at beginning of period	914,203	2,588,219	101,368	69,338	659,488	149,920	11,336,193	22,803,884

Contract owners’ equity at end of period	$291,639	914,203	47,685	101,368	242,869	659,488	8,983,052	11,336,193

CHANGE IN UNITS:
Beginning units	12,770,490	40,092,956	144,713	105,207	897,880	256,040	360,214	511,663
Units purchased	56,591,019	120,853,758	1,133,780	4,075,956	6,610,600	12,095,738	78,549	131,552
Units redeemed	(64,326,090)	(148,176,224)	(1,203,891)	(4,036,450)	(7,107,555)	(11,453,898)	(166,067)	(283,001)

Ending units	5,035,419	12,770,490	74,602	144,713	400,925	897,880	272,696	360,214

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVLCV		RVLDD		RVMCG		RVMCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(13,576)	(83,893)	(75,547)	(111,264)	(59,223)	(63,957)	(68,577)	(23,030)
Realized gain (loss) on investments	(1,426,547)	1,241,811	(162,271)	(1,486,292)	(975,083)	(1,106,332)	259,212	(1,434,836)
Change in unrealized gain (loss) on investments	1,584,132	(3,290,105)	1,309,974	(436,473)	1,519,515	(1,189,823)	809,663	(95,547)
Reinvested capital gains	-	1,270,783	-	344,658	-	882,226	-	1,069,078

Net increase (decrease) in contract owners’ equity resulting from operations	144,009	(861,404)	1,072,156	(1,689,371)	485,209	(1,477,886)	1,000,298	(484,335)

Equity transactions:
Purchase payments received from contract owners (note 4)	70,574	33,064	3,905	18,928	20,142	3,951	20,667	21,146
Transfers between funds	(2,600,964)	2,253,251	(3,178,640)	4,127,754	106,740	(674,084)	(491,210)	(194,075)
Redemptions (notes 2, 3, and 4)	(1,287,745)	(904,370)	(343,794)	(607,350)	(506,222)	(422,464)	(792,256)	(438,531)
Adjustments to maintain reserves	(155)	(5,362)	(182)	178	(82)	4,344	(181)	10,135

Net equity transactions	(3,818,290)	1,376,583	(3,518,711)	3,539,510	(379,422)	(1,088,253)	(1,262,980)	(601,325)

Net change in contract owners’ equity	(3,674,281)	515,179	(2,446,555)	1,850,139	105,787	(2,566,139)	(262,682)	(1,085,660)
Contract owners’ equity at beginning of period	12,987,231	12,472,052	9,248,834	7,398,695	4,081,796	6,647,935	4,858,527	5,944,187

Contract owners’ equity at end of period	$9,312,950	12,987,231	6,802,279	9,248,834	4,187,583	4,081,796	4,595,845	4,858,527

CHANGE IN UNITS:
Beginning units	488,581	449,644	180,273	116,657	141,466	176,287	166,059	190,860
Units purchased	324,024	904,077	175,283	325,182	162,393	112,445	71,207	372,246
Units redeemed	(477,423)	(865,140)	(247,369)	(261,566)	(175,299)	(147,266)	(112,283)	(397,047)

Ending units	335,182	488,581	108,187	180,273	128,560	141,466	124,983	166,059

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVMFU		RVSCG		RVSCV		RVSDL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$57,217	35,699	(38,717)	(50,880)	(37,035)	(46,984)	(10,899)	(24,989)
Realized gain (loss) on investments	29,147	234,071	(419,968)	(1,424,915)	176,598	(900,044)	(113,373)	277,739
Change in unrealized gain (loss) on investments	(78,103)	(10,449)	891,731	(721,443)	246,262	55,118	126,323	(138,105)
Reinvested capital gains	56,860	14,918	-	653,741	-	457,539	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,121	274,239	433,046	(1,543,497)	385,825	(434,371)	2,051	114,645

Equity transactions:
Purchase payments received from contract owners (note 4)	14,974	9,242	22,358	26,302	4,208	1,683	974	1,736
Transfers between funds	(353,941)	164,860	41,262	(339,672)	(182,390)	(333,090)	(709,160)	(2,132)
Redemptions (notes 2, 3, and 4)	(362,311)	(604,740)	(405,400)	(389,257)	(431,323)	(384,076)	(28,213)	(61,775)
Adjustments to maintain reserves	2,299	(3,278)	(81)	1,791	(164)	2,269	(38)	530

Net equity transactions	(698,979)	(433,916)	(341,861)	(700,836)	(609,669)	(713,214)	(736,437)	(61,641)

Net change in contract owners’ equity	(633,858)	(159,677)	91,185	(2,244,333)	(223,844)	(1,147,585)	(734,386)	53,004
Contract owners’ equity at beginning of period	2,824,562	2,984,239	2,972,512	5,216,845	2,737,710	3,885,295	1,102,319	1,049,315

Contract owners’ equity at end of period	$2,190,704	2,824,562	3,063,697	2,972,512	2,513,866	2,737,710	367,933	1,102,319

CHANGE IN UNITS:
Beginning units	389,155	448,529	120,850	147,620	127,609	164,324	141,711	153,678
Units purchased	20,406	289,185	225,186	137,170	162,720	452,689	566,927	1,532,250
Units redeemed	(115,588)	(348,559)	(238,248)	(163,940)	(191,726)	(489,404)	(660,402)	(1,544,217)

Ending units	293,973	389,155	107,788	120,850	98,603	127,609	48,236	141,711

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVWDL		HTDEIA		HTIOIA		HTMCIA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,980)	(2,963)	2,406	3,295	59	-	(381)	621
Realized gain (loss) on investments	(32,523)	(93,983)	(4,525)	(64,605)	(1)	-	(6,863)	(23,601)
Change in unrealized gain (loss) on investments	(680)	9,752	94,308	(61,050)	116	-	14,973	(20,387)
Reinvested capital gains	-	-	3,506	26,413	-	-	10,076	15,702

Net increase (decrease) in contract owners’ equity resulting from operations	(39,183)	(87,194)	95,695	(95,947)	174	-	17,805	(27,665)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,230	89,817	89,706	79,788	5,754	-	37,102	47,196
Transfers between funds	(885,462)	981,866	(52,310)	54,645	-	-	9,601	(9,043)
Redemptions (notes 2, 3, and 4)	(10,367)	(36,706)	(48,122)	(19,543)	(28)	-	(30,633)	(5,331)
Adjustments to maintain reserves	(21)	(4)	(11)	2,000	(2)	-	-	743

Net equity transactions	(891,620)	1,034,973	(10,737)	116,890	5,724	-	16,070	33,565

Net change in contract owners’ equity	(930,803)	947,779	84,958	20,943	5,898	-	33,875	5,900
Contract owners’ equity at beginning of period	1,115,084	167,305	436,797	415,854	-	-	105,864	99,964

Contract owners’ equity at end of period	$184,281	1,115,084	521,755	436,797	5,898	-	139,739	105,864

CHANGE IN UNITS:
Beginning units	285,625	33,003	41,010	31,539	-	-	11,456	8,160
Units purchased	584,626	1,237,334	10,351	14,861	566	-	4,910	5,395
Units redeemed	(825,323)	(984,712)	(10,826)	(5,390)	(2)	-	(3,156)	(2,099)

Ending units	44,928	285,625	40,535	41,010	564	-	13,210	11,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVIE2		IVBRA2		IVEW52		IVEW5I
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(15,988)	6,286	(48,163)	280,949	12,705	(46,912)	9,964	1,487
Realized gain (loss) on investments	(119,687)	(337,122)	(296,592)	(155,800)	(300,899)	4,010,515	(9,443)	(3,780)
Change in unrealized gain (loss) on investments	365,934	(318,733)	530,194	(1,101,955)	910,136	(7,522,203)	56,541	(12,441)
Reinvested capital gains	724	209,514	-	165,412	1,171,670	922,098	63,758	10,365

Net increase (decrease) in contract owners’ equity resulting from operations	230,983	(440,055)	185,439	(811,394)	1,793,612	(2,636,502)	120,820	(4,369)

Equity transactions:
Purchase payments received from contract owners (note 4)	46,079	143,442	89,527	198,573	55,677	95,990	856,773	206,613
Transfers between funds	(545,279)	11,775	(668,541)	(367,008)	(164,175)	(587,954)	(24,101)	20,396
Redemptions (notes 2, 3, and 4)	(517,206)	(106,036)	(301,270)	(343,993)	(1,851,277)	(684,941)	(25,511)	(9,933)
Adjustments to maintain reserves	(38)	5,377	(64)	(36,179)	(74)	129,035	(3)	688

Net equity transactions	(1,016,444)	54,558	(880,348)	(548,607)	(1,959,849)	(1,047,870)	807,158	217,764

Net change in contract owners’ equity	(785,461)	(385,497)	(694,909)	(1,360,001)	(166,237)	(3,684,372)	927,978	213,395
Contract owners’ equity at beginning of period	1,792,461	2,177,958	4,276,023	5,636,024	15,998,560	19,682,932	232,368	18,973

Contract owners’ equity at end of period	$1,007,000	1,792,461	3,581,114	4,276,023	15,832,323	15,998,560	1,160,346	232,368

CHANGE IN UNITS:
Beginning units	160,961	157,530	350,441	391,754	897,211	959,740	25,780	1,850
Units purchased	14,132	24,079	49,606	55,337	53,659	132,452	140,063	25,610
Units redeemed	(97,216)	(20,648)	(119,967)	(96,650)	(159,682)	(194,981)	(52,284)	(1,680)

Ending units	77,877	160,961	280,080	350,441	791,188	897,211	113,559	25,780

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVAG		OVGSS		OVIG		OVSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,919)	(1,641)	(166,306)	(164,886)	3,957	(3,738)	1,779	377
Realized gain (loss) on investments	(135,809)	(52,680)	(439,617)	(243,350)	(121,530)	(224,654)	(2,809)	(4,364)
Change in unrealized gain (loss) on investments	205,157	(279,923)	3,042,883	(8,316,405)	366,337	(397,273)	38,122	(15,840)
Reinvested capital gains	-	134,109	1,601,007	2,436,805	-	218,471	-	13,465

Net increase (decrease) in contract owners’ equity resulting from operations	67,429	(200,135)	4,037,967	(6,287,836)	248,764	(407,194)	37,092	(6,362)

Equity transactions:
Purchase payments received from contract owners (note 4)	159,416	90,204	138,379	343,248	276,725	351,380	84,443	122,926
Transfers between funds	230,451	(56,089)	67,367	12,678	(27,254)	(221,775)	29,388	6,644
Redemptions (notes 2, 3, and 4)	(93,926)	(28,121)	(1,594,791)	(821,526)	(97,924)	(129,049)	(21,415)	(820)
Adjustments to maintain reserves	(6)	(269)	(172)	988	(13)	(283)	(5)	593

Net equity transactions	295,935	5,725	(1,389,217)	(464,612)	151,534	273	92,411	129,343

Net change in contract owners’ equity	363,364	(194,410)	2,648,750	(6,752,448)	400,298	(406,921)	129,503	122,981
Contract owners’ equity at beginning of period	447,643	642,053	12,231,636	18,984,084	1,103,483	1,510,404	122,981	-

Contract owners’ equity at end of period	$811,007	447,643	14,880,386	12,231,636	1,503,781	1,103,483	252,484	122,981

CHANGE IN UNITS:
Beginning units	49,207	48,542	726,423	759,266	128,381	127,611	15,133	-
Units purchased	42,428	15,589	193,809	132,024	36,261	57,854	16,911	15,388
Units redeemed	(12,606)	(14,924)	(255,777)	(164,867)	(19,637)	(57,084)	(5,654)	(255)

Ending units	79,029	49,207	664,455	726,423	145,005	128,381	26,390	15,133

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVSCS		WRASP		WRENG		JABS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(17,218)	(80,841)	59,934	4,984	21,476	34,248	187,964	(62,816)
Realized gain (loss) on investments	391,513	21,094	29,413	74,926	415,254	428,500	557,892	626,831
Change in unrealized gain (loss) on investments	1,347,062	(2,884,208)	954,892	(2,866,946)	(409,074)	125,474	3,233,521	(7,855,524)
Reinvested capital gains	-	1,132,292	-	792,912	-	-	-	925,857

Net increase (decrease) in contract owners’ equity resulting from operations	1,721,357	(1,811,663)	1,044,239	(1,994,124)	27,656	588,222	3,979,377	(6,365,652)

Equity transactions:
Purchase payments received from contract owners (note 4)	951,206	400,815	83,300	56,905	2,375	1,660	1,662,461	2,681,964
Transfers between funds	1,019,800	417,993	92,738	(239,758)	(412,840)	(82,192)	1,143,214	(983,068)
Redemptions (notes 2, 3, and 4)	(882,341)	(422,731)	(1,146,315)	(1,721,153)	(241,754)	(173,298)	(3,917,273)	(1,826,060)
Adjustments to maintain reserves	960	(4,438)	(126)	4,154	(23)	(205)	(69)	243

Net equity transactions	1,089,625	391,639	(970,403)	(1,899,852)	(652,242)	(254,035)	(1,111,667)	(126,921)

Net change in contract owners’ equity	2,810,982	(1,420,024)	73,836	(3,893,976)	(624,586)	334,187	2,867,710	(6,492,573)
Contract owners’ equity at beginning of period	8,949,354	10,369,378	9,057,547	12,951,523	1,769,294	1,435,107	29,295,281	35,787,854

Contract owners’ equity at end of period	$11,760,336	8,949,354	9,131,383	9,057,547	1,144,708	1,769,294	32,162,991	29,295,281

CHANGE IN UNITS:
Beginning units	582,470	559,952	601,220	722,054	225,811	271,402	1,920,418	1,933,168
Units purchased	371,890	133,262	56,430	45,817	11,307	91,770	264,194	382,947
Units redeemed	(296,602)	(110,744)	(116,877)	(166,651)	(94,557)	(137,361)	(332,381)	(395,697)

Ending units	657,758	582,470	540,773	601,220	142,561	225,811	1,852,231	1,920,418

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAFBS		JAGTS		JAIGS		JAMGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$114,155	39,435	(351,797)	(309,852)	584	-	(205,969)	(204,623)
Realized gain (loss) on investments	(134,873)	(149,888)	(3,869,001)	(2,599,071)	(109)	-	(178,931)	(51,769)
Change in unrealized gain (loss) on investments	221,858	(753,419)	16,558,720	(16,644,330)	20,544	-	1,919,115	(6,981,962)
Reinvested capital gains	-	79,764	-	5,039,408	-	-	1,479,913	3,389,851

Net increase (decrease) in contract owners’ equity resulting from operations	201,140	(784,108)	12,337,922	(14,513,845)	21,019	-	3,014,128	(3,848,503)

Equity transactions:
Purchase payments received from contract owners (note 4)	596,038	361,825	1,616,525	1,654,691	366,261	-	1,192,979	960,198
Transfers between funds	167,098	(172,573)	442,053	(2,974,139)	36,558	-	92,351	(374,213)
Redemptions (notes 2, 3, and 4)	(344,474)	(514,205)	(2,512,569)	(1,934,301)	(13,532)	-	(1,244,182)	(1,219,628)
Adjustments to maintain reserves	(45)	(35)	(78)	(1,424)	(2)	-	(140)	(1,563)

Net equity transactions	418,617	(324,988)	(454,069)	(3,255,173)	389,285	-	41,008	(635,206)

Net change in contract owners’ equity	619,757	(1,109,096)	11,883,853	(17,769,018)	410,304	-	3,055,136	(4,483,709)
Contract owners’ equity at beginning of period	4,237,444	5,346,540	23,072,880	40,841,898	-	-	18,126,115	22,609,824

Contract owners’ equity at end of period	$4,857,201	4,237,444	34,956,733	23,072,880	410,304	-	21,181,251	18,126,115

CHANGE IN UNITS:
Beginning units	431,456	463,600	925,497	1,017,500	-	-	912,382	942,612
Units purchased	170,875	80,304	334,306	423,472	53,320	-	186,650	182,379
Units redeemed	(127,739)	(112,448)	(340,746)	(515,475)	(12,571)	-	(183,343)	(212,609)

Ending units	474,592	431,456	919,057	925,497	40,749	-	915,689	912,382

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LZREMI		LZREMS		LPVAI		LPVCA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$15,258	8,615	113,235	65,350	1,747	2,651	(39,061)	(44,159)
Realized gain (loss) on investments	(2,093)	(36,495)	(27,084)	559,918	6,785	(34,986)	(46,504)	(1,547,839)
Change in unrealized gain (loss) on investments	43,943	(17,991)	522,959	(1,423,327)	41,673	(25,660)	528,026	4,559
Reinvested capital gains	-	-	-	-	8,285	18,086	442,869	571,253

Net increase (decrease) in contract owners’ equity resulting from operations	57,108	(45,871)	609,110	(798,059)	58,490	(39,909)	885,330	(1,016,186)

Equity transactions:
Purchase payments received from contract owners (note 4)	66,610	50,971	29,916	14,592	64,556	61,927	(5)	(3)
Transfers between funds	(5,840)	12,047	(179,015)	(985,055)	(26,705)	(46,325)	(134,653)	166,705
Redemptions (notes 2, 3, and 4)	(23,819)	(29,731)	(782,713)	(548,265)	(155,229)	(37,186)	(160,337)	(214,130)
Adjustments to maintain reserves	(6)	2,475	(137)	36,069	(6)	(16,715)	(31)	(481,872)

Net equity transactions	36,945	35,762	(931,949)	(1,482,659)	(117,384)	(38,299)	(295,026)	(529,300)

Net change in contract owners’ equity	94,053	(10,109)	(322,839)	(2,280,718)	(58,894)	(78,208)	590,304	(1,545,486)
Contract owners’ equity at beginning of period	243,824	253,933	3,374,560	5,655,278	362,649	440,857	4,038,607	5,584,093

Contract owners’ equity at end of period	$337,877	243,824	3,051,721	3,374,560	303,755	362,649	4,628,911	4,038,607

CHANGE IN UNITS:
Beginning units	24,142	21,307	391,384	548,611	32,172	34,128	367,862	369,692
Units purchased	8,681	6,710	21,385	23,908	5,322	12,453	5,532	51,477
Units redeemed	(5,443)	(3,875)	(118,989)	(181,135)	(14,913)	(14,409)	(30,453)	(53,307)

Ending units	27,380	24,142	293,780	391,384	22,581	32,172	342,941	367,862

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LPVCII		LPVCMI		LPWHY2		SBVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$42,736	13,699	(154)	20	109,791	161,793	(138)	50
Realized gain (loss) on investments	(38,374)	(82,163)	(3,730)	(4,565)	(49,360)	(483,409)	2,221	208,411
Change in unrealized gain (loss) on investments	(53,279)	(88,618)	20,952	(3,561)	178,904	(304,868)	82,050	(353,082)
Reinvested capital gains	314,273	102,274	510	2,764	-	-	116,609	58,716

Net increase (decrease) in contract owners’ equity resulting from operations	265,356	(54,808)	17,578	(5,342)	239,335	(626,484)	200,742	(85,905)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,272,127	680,185	146,461	68,549	20,618	115,166	-	-
Transfers between funds	(35,635)	(108,394)	(1,549)	2,311	(102,647)	(927,446)	-	(60,639)
Redemptions (notes 2, 3, and 4)	(302,701)	(69,507)	(3,724)	(394)	(433,206)	(593,695)	(67,150)	(94,622)
Adjustments to maintain reserves	(3)	(27,690)	-	(3,705)	637	(62,159)	(11)	(46,033)

Net equity transactions	933,788	474,594	141,188	66,761	(514,598)	(1,468,134)	(67,161)	(201,294)

Net change in contract owners’ equity	1,199,144	419,786	158,766	61,419	(275,263)	(2,094,618)	133,581	(287,199)
Contract owners’ equity at beginning of period	1,408,692	988,906	71,092	9,673	3,196,112	5,290,730	1,526,261	1,813,460

Contract owners’ equity at end of period	$2,607,836	1,408,692	229,858	71,092	2,920,849	3,196,112	1,659,842	1,526,261

CHANGE IN UNITS:
Beginning units	115,691	74,377	9,441	956	300,914	426,401	65,250	71,601
Units purchased	139,361	58,741	29,425	8,765	18,480	56,203	-	-
Units redeemed	(66,897)	(17,427)	(11,749)	(280)	(66,299)	(181,690)	(2,786)	(6,351)

Ending units	188,155	115,691	27,117	9,441	253,095	300,914	62,464	65,250

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBVSG2		LJPCBT		LJPMVS		LJPSCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(95,706)	(108,534)	113,581	-	38,316	-	5,645	-
Realized gain (loss) on investments	102,776	(2,642,200)	(28,899)	-	37,315	-	2,528	-
Change in unrealized gain (loss) on investments	554,748	(137,017)	75,197	-	169,968	-	96,337	-
Reinvested capital gains	-	219,241	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	561,818	(2,668,510)	159,879	-	245,599	-	104,510	-

Equity transactions:
Purchase payments received from contract owners (note 4)	124,895	438,080	1,600,354	-	432,236	-	321,888	-
Transfers between funds	(364,683)	(265,357)	7,866,513	-	1,703,983	-	576,592	-
Redemptions (notes 2, 3, and 4)	(437,847)	(570,345)	(1,184,573)	-	(170,012)	-	(50,948)	-
Adjustments to maintain reserves	(51)	(1,158,819)	(9)	-	(6)	-	(8)	-

Net equity transactions	(677,686)	(1,556,441)	8,282,285	-	1,966,201	-	847,524	-

Net change in contract owners’ equity	(115,868)	(4,224,951)	8,442,164	-	2,211,800	-	952,034	-
Contract owners’ equity at beginning of period	8,720,812	12,945,763	-	-	-	-	-	-

Contract owners’ equity at end of period	$8,604,944	8,720,812	8,442,164	-	2,211,800	-	952,034	-

CHANGE IN UNITS:
Beginning units	516,720	538,629	-	-	-	-	-	-
Units purchased	53,022	251,983	1,031,042	-	277,622	-	98,009	-
Units redeemed	(92,814)	(273,892)	(199,368)	-	(78,439)	-	(13,736)	-

Ending units	476,928	516,720	831,674	-	199,183	-	84,273	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LJPUES		LOVSDC		LOVTRC		MNCPS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$28,741	-	602,923	317,007	248,601	212,701	36,959	119,915
Realized gain (loss) on investments	34,068	-	(231,464)	(503,975)	(761,672)	(268,576)	(200,851)	(168,493)
Change in unrealized gain (loss) on investments	570,485	-	301,514	(872,390)	916,241	(1,564,763)	666,440	(1,797,526)
Reinvested capital gains	21,671	-	-	-	-	24,370	-	754,403

Net increase (decrease) in contract owners' equity resulting from operations	654,965	-	672,973	(1,059,358)	403,170	(1,596,268)	502,548	(1,091,701)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,304,679	-	1,309,217	4,501,292	326,102	243,804	71,173	172,583
Transfers between funds	3,213,041	-	63,377	4,361,218	835,749	4,170,269	1,120,711	(350,803)
Redemptions (notes 2, 3, and 4)	(206,086)	-	(1,982,846)	(5,436,297)	(2,434,069)	(1,424,469)	(863,786)	(845,698)
Adjustments to maintain reserves	(7)	-	(73)	(97)	(99)	(117)	(83)	19,221

Net equity transactions	4,311,627	-	(610,325)	3,426,116	(1,272,317)	2,989,487	328,015	(1,004,697)

Net change in contract owners’ equity	4,966,592	-	62,648	2,366,758	(869,147)	1,393,219	830,563	(2,096,398)
Contract owners’ equity at beginning of period	-	-	17,617,661	15,250,903	9,627,302	8,234,083	6,178,129	8,274,527

Contract owners’ equity at end of period	$4,966,592	-	17,680,309	17,617,661	8,758,155	9,627,302	7,008,692	6,178,129

CHANGE IN UNITS:
Beginning units	-	-	1,746,501	1,419,079	994,668	718,182	356,353	410,743
Units purchased	466,960	-	303,297	1,403,825	290,179	584,953	90,801	65,065
Units redeemed	(40,652)	-	(360,510)	(1,076,403)	(423,542)	(308,467)	(69,650)	(119,455)

Ending units	426,308	-	1,689,288	1,746,501	861,305	994,668	377,504	356,353

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MNHCBI		MNVFRI		MNWLGI		M3GRES
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$98,982	17,601	53,508	36,541	(135)	(1)	(3,499)	1,375
Realized gain (loss) on investments	(10,613)	(37,504)	(8,815)	(23,132)	1,183	-	(15,755)	(34,901)
Change in unrealized gain (loss) on investments	80,817	(12,988)	29,483	(24,117)	11,168	(141)	38,349	(155,370)
Reinvested capital gains	-	-	-	-	1,938	-	32,688	35,792

Net increase (decrease) in contract owners’ equity resulting from operations	169,186	(32,891)	74,176	(10,708)	14,154	(142)	51,783	(153,104)

Equity transactions:
Purchase payments received from contract owners (note 4)	316,117	590,350	108,247	346,112	45,318	4,097	4,194	405,135
Transfers between funds	842,475	(47,656)	(231,486)	(42,983)	(4,059)	-	15,598	65,024
Redemptions (notes 2, 3, and 4)	(180,830)	(26,192)	(120,200)	(123,278)	(488)	-	(8,015)	(16,083)
Adjustments to maintain reserves	(8)	1,153	39	(470)	(4)	1	(4)	3,454

Net equity transactions	977,754	517,655	(243,400)	179,381	40,767	4,098	11,773	457,530

Net change in contract owners’ equity	1,146,940	484,764	(169,224)	168,673	54,921	3,956	63,556	304,426
Contract owners’ equity at beginning of period	859,544	374,780	796,583	627,910	3,956	-	535,750	231,324

Contract owners’ equity at end of period	$2,006,484	859,544	627,359	796,583	58,877	3,956	599,306	535,750

CHANGE IN UNITS:
Beginning units	87,124	34,824	77,010	59,742	434	-	64,090	19,930
Units purchased	123,727	108,126	14,079	50,097	4,502	434	20,570	84,191
Units redeemed	(28,395)	(55,826)	(36,678)	(32,829)	(405)	-	(19,484)	(40,031)

Ending units	182,456	87,124	54,411	77,010	4,531	434	65,176	64,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MEGS		MMCGSC		MV2CBI		MV2RII
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(600)	(129)	(2,126)	-	2,558	394	805	94
Realized gain (loss) on investments	(2,286)	(5,830)	(2)	-	(21)	(1,986)	1,218	(1,444)
Change in unrealized gain (loss) on investments	36,135	(10,052)	26,741	-	855	-	8,118	2,924
Reinvested capital gains	15,507	3,659	5,040	-	-	642	-	167

Net increase (decrease) in contract owners’ equity resulting from operations	48,756	(12,352)	29,653	-	3,392	(950)	10,141	1,741

Equity transactions:
Purchase payments received from contract owners (note 4)	119,438	81,952	98,062	-	-	11,812	78,889	42,378
Transfers between funds	(23,362)	5,629	301,198	-	70,933	(10,629)	3,320	3,984
Redemptions (notes 2, 3, and 4)	(4,411)	(986)	(2,390)	-	(730)	(240)	(10,545)	(108)
Adjustments to maintain reserves	(1)	(53)	(5)	-	(1)	7	-	61

Net equity transactions	91,664	86,542	396,865	-	70,202	950	71,664	46,315

Net change in contract owners’ equity	140,420	74,190	426,518	-	73,594	-	81,805	48,056
Contract owners’ equity at beginning of period	90,452	16,262	-	-	-	-	48,056	-

Contract owners’ equity at end of period	$230,872	90,452	426,518	-	73,594	-	129,861	48,056

CHANGE IN UNITS:
Beginning units	13,104	1,605	-	-	-	-	5,574	-
Units purchased	14,993	11,632	41,950	-	7,935	1,345	9,253	6,444
Units redeemed	(3,393)	(133)	(4,069)	-	(82)	(1,345)	(1,452)	(870)

Ending units	24,704	13,104	37,881	-	7,853	-	13,375	5,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV2RIS		MV3LMS		MV3MVI		MV3MVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4,801)	5,751	45	-	2,900	754	42,909	(35,097)
Realized gain (loss) on investments	(828)	(201,333)	-	-	(3,229)	(1,576)	(167,347)	1,207,116
Change in unrealized gain (loss) on investments	141,881	(87,875)	372	-	20,016	(21,585)	910,055	(3,371,931)
Reinvested capital gains	-	27,555	-	-	6,707	9,443	364,810	906,911

Net increase (decrease) in contract owners’ equity resulting from operations	136,252	(255,902)	417	-	26,394	(12,964)	1,150,427	(1,293,001)

Equity transactions:
Purchase payments received from contract owners (note 4)	30,145	380,493	-	-	115,985	44,458	606,541	874,184
Transfers between funds	(22,427)	(38,643)	35,354	-	2,092	(14,120)	(159,917)	57,859
Redemptions (notes 2, 3, and 4)	(16,144)	(56,945)	-	-	(13,844)	(9,896)	(614,288)	(685,633)
Adjustments to maintain reserves	(40)	6,720	-	-	(11)	1,603	(109)	140,866

Net equity transactions	(8,466)	291,625	35,354	-	104,222	22,045	(167,773)	387,276

Net change in contract owners’ equity	127,786	35,723	35,771	-	130,616	9,081	982,654	(905,725)
Contract owners’ equity at beginning of period	1,186,550	1,150,827	-	-	133,556	124,475	10,610,577	11,516,302

Contract owners’ equity at end of period	$1,314,336	1,186,550	35,771	-	264,172	133,556	11,593,231	10,610,577

CHANGE IN UNITS:
Beginning units	99,652	78,497	-	-	10,447	8,851	659,309	643,606
Units purchased	23,279	87,847	3,480	-	9,657	3,465	153,318	168,055
Units redeemed	(23,920)	(66,692)	-	-	(1,708)	(1,869)	(164,066)	(152,352)

Ending units	99,011	99,652	3,480	-	18,396	10,447	648,561	659,309

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVBRES		MVFIC		MVGTAS		MVIGIC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(712)	(9,459)	12,834	10,321	(9,187)	4,993	5,234	676
Realized gain (loss) on investments	(114,810)	390,785	(16,969)	(72,732)	(17,417)	(101,142)	(2,337)	(15,313)
Change in unrealized gain (loss) on investments	555,462	(1,511,521)	23,579	(106,674)	58,349	(60,393)	26,722	(14,423)
Reinvested capital gains	233,088	501,365	68,043	60,219	27,828	61,640	19,425	12,044

Net increase (decrease) in contract owners’ equity resulting from operations	673,028	(628,830)	87,487	(108,866)	59,573	(94,902)	49,044	(17,016)

Equity transactions:
Purchase payments received from contract owners (note 4)	36,335	25,775	282,509	326,787	99,625	8,688	494,471	195,668
Transfers between funds	(94,856)	(200,367)	(38,132)	(767,977)	(80,236)	(35,189)	45,746	2,988
Redemptions (notes 2, 3, and 4)	(238,624)	(301,755)	(111,733)	(191,017)	(139,046)	(120,293)	(78,064)	(3,657)
Adjustments to maintain reserves	(22)	15,542	(14)	6,881	(71)	2,653	2	300

Net equity transactions	(297,167)	(460,805)	132,630	(625,326)	(119,728)	(144,141)	462,155	195,299

Net change in contract owners’ equity	375,861	(1,089,635)	220,117	(734,192)	(60,155)	(239,043)	511,199	178,283
Contract owners’ equity at beginning of period	2,685,079	3,774,714	992,006	1,726,198	825,547	1,064,590	248,163	69,880

Contract owners’ equity at end of period	$3,060,940	2,685,079	1,212,123	992,006	765,392	825,547	759,362	248,163

CHANGE IN UNITS:
Beginning units	157,834	183,698	80,696	131,668	65,507	77,368	29,404	7,017
Units purchased	33,547	51,232	43,507	28,630	8,163	3,949	85,803	23,778
Units redeemed	(49,651)	(77,096)	(32,563)	(79,602)	(17,531)	(15,810)	(36,529)	(1,391)

Ending units	141,730	157,834	91,640	80,696	56,139	65,507	78,678	29,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIGSC		MVITSI		MVIVSC		MVUSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,279)	(20,097)	40	188	(164,462)	(155,759)	111,689	68,799
Realized gain (loss) on investments	(22,694)	(144,414)	(8,048)	(9,656)	(93,349)	787,611	(271,908)	313,453
Change in unrealized gain (loss) on investments	334,623	(483,361)	12,926	(15,895)	2,465,791	(11,248,690)	(361,397)	(769,687)
Reinvested capital gains	119,944	163,435	813	8,488	2,294,476	1,301,119	301,462	240,154

Net increase (decrease) in contract owners’ equity resulting from operations	424,594	(484,437)	5,731	(16,875)	4,502,456	(9,315,719)	(220,154)	(147,281)

Equity transactions:
Purchase payments received from contract owners (note 4)	539,307	409,889	18,079	3,516	303,959	889,548	477,689	624,255
Transfers between funds	552,277	132,096	(46,028)	(11,546)	(433,186)	(267,222)	(1,320,986)	2,296,714
Redemptions (notes 2, 3, and 4)	(147,850)	(105,181)	(515)	(15,651)	(1,136,287)	(1,052,779)	(847,068)	(321,442)
Adjustments to maintain reserves	(45)	5,477	1	459	(94)	35,714	(62)	36,715

Net equity transactions	943,689	442,281	(28,463)	(23,222)	(1,265,608)	(394,739)	(1,690,427)	2,636,242

Net change in contract owners’ equity	1,368,283	(42,156)	(22,732)	(40,097)	3,236,848	(9,710,458)	(1,910,581)	2,488,961
Contract owners’ equity at beginning of period	2,965,793	3,007,949	57,620	97,717	28,350,150	38,060,608	7,176,745	4,687,784

Contract owners’ equity at end of period	$4,334,076	2,965,793	34,888	57,620	31,586,998	28,350,150	5,266,164	7,176,745

CHANGE IN UNITS:
Beginning units	264,131	224,615	5,203	7,343	2,064,631	2,091,188	477,776	309,520
Units purchased	137,157	111,900	1,510	367	116,814	340,109	104,772	338,857
Units redeemed	(59,718)	(72,384)	(4,056)	(2,507)	(202,335)	(366,666)	(220,026)	(170,601)

Ending units	341,570	264,131	2,657	5,203	1,979,110	2,064,631	362,522	477,776

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MGRFV		MSEMB		MSGI2		MSVEG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,751	18,861	495,431	474,341	54,755	98,401	(203,008)	(199,762)
Realized gain (loss) on investments	(683)	48,454	(583,950)	(561,904)	(212,595)	33,359	(162,049)	(31,599,945)
Change in unrealized gain (loss) on investments	(117,285)	(67,627)	718,152	(1,741,157)	(404,811)	(1,148,504)	6,641,983	2,977,448
Reinvested capital gains	184,078	-	-	-	746,908	370,553	-	10,285,483

Net increase (decrease) in contract owners’ equity resulting from operations	69,861	(312)	629,633	(1,828,720)	184,257	(646,191)	6,276,926	(18,536,776)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,687	7,565	7,879	25,170	212,282	113,418	947,179	1,524,888
Transfers between funds	(1,753,021)	1,329,931	(412,035)	448,553	250,983	(77,560)	(874,508)	233,740
Redemptions (notes 2, 3, and 4)	(240,506)	(625,063)	(858,079)	(1,048,326)	(678,432)	(832,286)	(613,063)	(772,505)
Adjustments to maintain reserves	2,459	(21,515)	1,077	(2,199)	37	(1,461)	(116)	79,146

Net equity transactions	(1,988,381)	690,918	(1,261,158)	(576,802)	(215,130)	(797,889)	(540,508)	1,065,269

Net change in contract owners’ equity	(1,918,520)	690,606	(631,525)	(2,405,522)	(30,873)	(1,444,080)	5,736,418	(17,471,507)
Contract owners’ equity at beginning of period	4,633,152	3,942,546	6,963,186	9,368,708	5,598,457	7,042,537	14,076,354	31,547,861

Contract owners’ equity at end of period	$2,714,632	4,633,152	6,331,661	6,963,186	5,567,584	5,598,457	19,812,772	14,076,354

CHANGE IN UNITS:
Beginning units	392,736	329,977	648,512	702,004	430,232	490,141	1,590,273	1,402,351
Units purchased	34,650	234,140	33,659	133,728	93,269	82,402	1,429,834	1,626,743
Units redeemed	(205,908)	(171,381)	(148,853)	(187,220)	(109,420)	(142,311)	(1,492,481)	(1,438,821)

Ending units	221,478	392,736	533,318	648,512	414,081	430,232	1,527,626	1,590,273

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSVEM		MSVGT2		VKVGR2		DTRTFB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,512	161	1,880	(14,872)	64,823	353,218	69,714	61,380
Realized gain (loss) on investments	(7,321)	(8,465)	(62,765)	(18,882)	(756,811)	(733,986)	(205,814)	(92,916)
Change in unrealized gain (loss) on investments	30,432	(50,617)	177,497	(389,496)	1,411,425	(3,555,631)	284,780	(453,697)
Reinvested capital gains	4,773	16,332	-	187,859	-	424,526	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,396	(42,589)	116,612	(235,391)	719,437	(3,511,873)	148,680	(485,233)

Equity transactions:
Purchase payments received from contract owners (note 4)	184,519	192,698	19,923	1,859	37,282	48,699	168,323	277,864
Transfers between funds	1,571	22,404	5,361	7,974	(11,845)	(158,208)	(164,535)	549,452
Redemptions (notes 2, 3, and 4)	(25,633)	(23,014)	(156,238)	(157,206)	(1,157,939)	(1,481,881)	(209,436)	(234,546)
Adjustments to maintain reserves	(8)	(452)	(1)	(85)	1,680	(4,548)	(50)	16

Net equity transactions	160,449	191,636	(130,955)	(147,458)	(1,130,822)	(1,595,938)	(205,698)	592,786

Net change in contract owners’ equity	191,845	149,047	(14,343)	(382,849)	(411,385)	(5,107,811)	(57,018)	107,553
Contract owners’ equity at beginning of period	182,925	33,878	992,490	1,375,339	8,689,980	13,797,791	3,415,895	3,308,342

Contract owners’ equity at end of period	$374,770	182,925	978,147	992,490	8,278,595	8,689,980	3,358,877	3,415,895

CHANGE IN UNITS:
Beginning units	25,011	3,459	77,358	87,857	835,029	967,149	369,281	307,057
Units purchased	25,394	32,631	12,855	8,935	51,882	135,526	94,763	169,097
Units redeemed	(4,480)	(11,079)	(23,116)	(19,434)	(157,988)	(267,646)	(116,463)	(106,873)

Ending units	45,925	25,011	67,097	77,358	728,923	835,029	347,581	369,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	EIF2		GBF		GBF2		GEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$55,006	18,361	31,795	15,970	72,768	17,045	2,751	(7,108)
Realized gain (loss) on investments	329,105	397,691	(237,580)	(182,502)	(163,574)	(556,551)	(4,947)	(248,391)
Change in unrealized gain (loss) on investments	(163,351)	(2,393,389)	275,255	(335,102)	259,092	(712,741)	29,713	(71,063)
Reinvested capital gains	902,618	1,260,145	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,123,378	(717,192)	69,470	(501,634)	168,286	(1,252,247)	27,517	(326,562)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,113,187	766,770	84,015	39,104	117,181	756,069	2,996	7,952
Transfers between funds	(2,085,693)	1,781,197	278,426	77,569	130,411	(845,705)	56,936	(430,469)
Redemptions (notes 2, 3, and 4)	(726,417)	(737,121)	(620,786)	(689,832)	(631,764)	(1,079,174)	(102,289)	(76,481)
Adjustments to maintain reserves	(46)	11,336	(73)	(98)	(64)	(48)	(51)	(66,203)

Net equity transactions	(1,698,969)	1,822,182	(258,418)	(573,257)	(384,236)	(1,168,858)	(42,408)	(565,201)

Net change in contract owners’ equity	(575,591)	1,104,990	(188,948)	(1,074,891)	(215,950)	(2,421,105)	(14,891)	(891,763)
Contract owners’ equity at beginning of period	11,855,862	10,750,872	2,743,767	3,818,658	5,737,488	8,158,593	1,102,089	1,993,852

Contract owners’ equity at end of period	$11,280,271	11,855,862	2,554,819	2,743,767	5,521,538	5,737,488	1,087,198	1,102,089

CHANGE IN UNITS:
Beginning units	725,797	621,809	304,362	365,577	638,849	784,258	124,910	168,043
Units purchased	197,853	329,461	127,848	141,827	54,032	403,016	18,561	26,145
Units redeemed	(298,550)	(225,473)	(158,662)	(203,042)	(98,546)	(548,425)	(23,733)	(69,278)

Ending units	625,100	725,797	273,548	304,362	594,335	638,849	119,738	124,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GEM2		GVAAA2		GVABD2		GVAGG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$31,158	(40,897)	(1,087,671)	(1,137,836)	(159,558)	(164,864)	(315,708)	(336,250)
Realized gain (loss) on investments	(602,705)	(822,007)	(521,947)	579,692	(353,123)	(133,760)	326,946	298,820
Change in unrealized gain (loss) on investments	781,368	(2,176,369)	3,014,013	(18,778,259)	949,073	(2,333,792)	2,740,554	(12,616,655)
Reinvested capital gains	-	-	9,326,973	3,614,093	-	321,095	2,857,095	1,859,582

Net increase (decrease) in contract owners’ equity resulting from operations	209,821	(3,039,273)	10,731,368	(15,722,310)	436,392	(2,311,321)	5,608,887	(10,794,503)

Equity transactions:
Purchase payments received from contract owners (note 4)	203,017	588,033	4,337,286	10,421,791	519,566	590,944	1,728,479	1,162,882
Transfers between funds	135,092	594,393	(1,536,310)	(6,811,658)	1,428,975	74,471	(1,159,376)	(863,086)
Redemptions (notes 2, 3, and 4)	(936,346)	(879,433)	(9,358,812)	(7,605,231)	(1,883,918)	(873,819)	(3,898,268)	(3,296,153)
Adjustments to maintain reserves	690	(465)	(247)	(1,124)	(60)	(34)	(28)	1,088

Net equity transactions	(597,547)	302,528	(6,558,083)	(3,996,222)	64,563	(208,438)	(3,329,193)	(2,995,269)

Net change in contract owners’ equity	(387,726)	(2,736,745)	4,173,285	(19,718,532)	500,955	(2,519,759)	2,279,694	(13,789,772)
Contract owners’ equity at beginning of period	8,389,960	11,126,705	89,667,314	109,385,846	14,076,522	16,596,281	28,419,291	42,209,063

Contract owners’ equity at end of period	$8,002,234	8,389,960	93,840,599	89,667,314	14,577,477	14,076,522	30,698,985	28,419,291

CHANGE IN UNITS:
Beginning units	885,086	871,905	4,521,523	4,722,900	1,407,223	1,430,109	1,744,422	1,918,154
Units purchased	102,264	375,156	451,070	1,068,882	318,925	275,487	265,762	411,258
Units redeemed	(165,886)	(361,975)	(772,840)	(1,270,259)	(316,271)	(298,373)	(450,771)	(584,990)

Ending units	821,464	885,086	4,199,753	4,521,523	1,409,877	1,407,223	1,559,413	1,744,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(534,853)	(532,422)	(767,419)	(746,810)	(266,390)	(315,736)	(195,662)	(291,445)
Realized gain (loss) on investments	162,121	179,250	3,675,733	2,040,313	(2,566,996)	(2,592,609)	(1,644,434)	(723,125)
Change in unrealized gain (loss) on investments	6,197,280	(10,501,403)	10,651,924	(35,740,011)	5,970,556	(11,833,280)	3,378,712	(7,293,290)
Reinvested capital gains	4,396,920	1,146,753	7,854,281	8,077,038	226,201	8,718,734	-	3,938,124

Net increase (decrease) in contract owners’ equity resulting from operations	10,221,468	(9,707,822)	21,414,519	(26,369,470)	3,363,371	(6,022,891)	1,538,616	(4,369,736)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,074,098	4,375,504	5,659,676	6,286,092	816,686	857,237	98,534	297,955
Transfers between funds	(1,074,605)	(1,727,736)	(2,401,414)	(1,999,038)	(367,308)	(2,375,699)	(938,611)	(1,101,231)
Redemptions (notes 2, 3, and 4)	(3,612,729)	(2,213,447)	(8,403,133)	(3,952,820)	(3,954,250)	(2,276,774)	(5,496,359)	(5,375,062)
Adjustments to maintain reserves	(102)	9,332	(99)	2,207	674	(861)	20,766	(40,643)

Net equity transactions	(1,613,338)	443,653	(5,144,970)	336,441	(3,504,198)	(3,796,097)	(6,315,670)	(6,218,981)

Net change in contract owners’ equity	8,608,130	(9,264,169)	16,269,549	(26,033,029)	(140,827)	(9,818,988)	(4,777,054)	(10,588,717)
Contract owners’ equity at beginning of period	43,627,492	52,891,661	59,000,454	85,033,483	21,988,538	31,807,526	19,755,843	30,344,560

Contract owners’ equity at end of period	$52,235,622	43,627,492	75,270,003	59,000,454	21,847,711	21,988,538	14,978,789	19,755,843

CHANGE IN UNITS:
Beginning units	2,524,942	2,515,961	2,788,103	2,768,517	1,593,337	1,859,950	1,688,448	2,193,690
Units purchased	471,784	676,543	994,474	914,507	59,269	252,994	21,398	62,261
Units redeemed	(564,961)	(667,562)	(1,176,972)	(894,921)	(294,095)	(519,607)	(550,802)	(567,503)

Ending units	2,431,765	2,524,942	2,605,605	2,788,103	1,358,511	1,593,337	1,159,044	1,688,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEX1		GVIDA		GVIDC		GVIDM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$485,583	122,094	(74,744)	(103,304)	(191,211)	(234,951)	(721,014)	(828,305)
Realized gain (loss) on investments	(60,791,895)	(16,103,367)	(354,650)	(732,508)	(486,400)	(66,045)	(5,767,243)	(2,506,785)
Change in unrealized gain (loss) on investments	132,136,602	(280,239,081)	1,294,860	(2,983,715)	1,622,900	(3,932,650)	13,891,413	(30,612,069)
Reinvested capital gains	410,360	219,366,436	63,315	2,011,801	-	1,305,597	-	19,787,147

Net increase (decrease) in contract owners’ equity resulting from operations	72,240,650	(76,853,918)	928,781	(1,807,726)	945,289	(2,928,049)	7,403,156	(14,160,012)

Equity transactions:
Purchase payments received from contract owners (note 4)	16,581,012	25,878,401	221,513	276,323	256,234	1,392,699	350,343	1,070,081
Transfers between funds	871,831	(10,684,421)	76,453	(137,376)	(768,723)	(526,433)	(3,067,819)	(715,231)
Redemptions (notes 2, 3, and 4)	(45,764,132)	(29,131,268)	(1,106,873)	(1,581,916)	(3,557,136)	(3,279,830)	(7,872,886)	(7,022,996)
Adjustments to maintain reserves	(335)	51,211	(74)	58	(93)	1,314	(161)	(895)

Net equity transactions	(28,311,624)	(13,886,077)	(808,981)	(1,442,911)	(4,069,718)	(2,412,250)	(10,590,523)	(6,669,041)

Net change in contract owners’ equity	43,929,026	(90,739,995)	119,800	(3,250,637)	(3,124,429)	(5,340,299)	(3,187,367)	(20,829,053)
Contract owners’ equity at beginning of period	306,566,271	397,306,266	5,869,367	9,120,004	16,832,762	22,173,061	60,901,553	81,730,606

Contract owners’ equity at end of period	$350,495,297	306,566,271	5,989,167	5,869,367	13,708,333	16,832,762	57,714,186	60,901,553

CHANGE IN UNITS:
Beginning units	15,622,670	16,369,397	413,127	516,117	1,596,175	1,825,934	4,779,825	5,288,199
Units purchased	1,991,497	4,402,789	31,231	41,448	162,438	284,619	95,177	483,436
Units redeemed	(3,279,735)	(5,149,516)	(86,046)	(144,438)	(538,198)	(514,378)	(876,524)	(991,810)

Ending units	14,334,432	15,622,670	358,312	413,127	1,220,415	1,596,175	3,998,478	4,779,825

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	HIBF		IDPG2		IDPGI2		MCIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$288,662	265,678	(31,219)	(33,625)	(34,326)	(37,229)	42,744	28,250
Realized gain (loss) on investments	(111,311)	(96,001)	(145,024)	(13,707)	(26,486)	(32,807)	(3,368,391)	(2,377,657)
Change in unrealized gain (loss) on investments	483,959	(1,025,879)	463,883	(867,418)	357,447	(827,610)	9,118,532	(28,620,911)
Reinvested capital gains	-	-	-	441,702	-	331,567	3,510,669	18,825,057

Net increase (decrease) in contract owners’ equity resulting from operations	661,310	(856,202)	287,640	(473,048)	296,635	(566,079)	9,303,554	(12,145,261)

Equity transactions:
Purchase payments received from contract owners (note 4)	163,773	362,661	15,745	613,220	8,871	18,984	2,510,745	2,847,376
Transfers between funds	(144,442)	90,301	36,643	10,036	2,360	(51,465)	(1,414,246)	(4,333,656)
Redemptions (notes 2, 3, and 4)	(252,421)	(366,163)	(670,369)	(218,501)	(103,933)	(339,154)	(8,949,162)	(4,446,258)
Adjustments to maintain reserves	(111)	252	(40)	(40)	(42)	(50)	(255)	21,339

Net equity transactions	(233,201)	87,051	(618,021)	404,715	(92,744)	(371,685)	(7,852,918)	(5,911,199)

Net change in contract owners’ equity	428,109	(769,151)	(330,381)	(68,333)	203,891	(937,764)	1,450,636	(18,056,460)
Contract owners’ equity at beginning of period	5,712,009	6,481,160	2,852,653	2,920,986	2,815,126	3,752,890	66,801,878	84,858,338

Contract owners’ equity at end of period	$6,140,118	5,712,009	2,522,272	2,852,653	3,019,017	2,815,126	68,252,514	66,801,878

CHANGE IN UNITS:
Beginning units	490,089	484,760	230,698	198,614	248,915	279,905	3,923,551	4,270,226
Units purchased	58,387	99,551	4,336	48,936	83,978	106,800	789,310	1,023,192
Units redeemed	(77,184)	(94,222)	(52,161)	(16,852)	(93,292)	(137,790)	(1,220,151)	(1,369,867)

Ending units	471,292	490,089	182,873	230,698	239,601	248,915	3,492,710	3,923,551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSBF		NAMAA2		NAMGI2		NCPG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$499,868	230,834	(82,192)	(76,386)	(55,317)	(57,313)	(13,437)	(15,471)
Realized gain (loss) on investments	(127,496)	53,826	(144,235)	(25,052)	204,174	33,446	(6,182)	83,872
Change in unrealized gain (loss) on investments	(183,147)	(662,256)	689,348	(2,665,456)	592,224	(969,363)	96,338	(261,866)
Reinvested capital gains	546,404	-	587,720	1,635,938	334,456	-	15,555	-

Net increase (decrease) in contract owners’ equity resulting from operations	735,629	(377,596)	1,050,641	(1,130,956)	1,075,537	(993,230)	92,274	(193,465)

Equity transactions:
Purchase payments received from contract owners (note 4)	374,684	9,356	512,209	1,407,559	30,954	398,243	30,867	120
Transfers between funds	2,255,077	618,455	71,785	(199,337)	41,562	10,720	(53,881)	(8,465)
Redemptions (notes 2, 3, and 4)	(1,279,249)	(1,089,396)	(595,684)	(982,118)	(1,018,655)	(270,606)	(109,965)	(58,367)
Adjustments to maintain reserves	(65)	(325)	(53)	50	(43)	(8)	(59)	(5,553)

Net equity transactions	1,350,447	(461,910)	(11,743)	226,154	(946,182)	138,349	(133,038)	(72,265)

Net change in contract owners’ equity	2,086,076	(839,506)	1,038,898	(904,802)	129,355	(854,881)	(40,764)	(265,730)
Contract owners’ equity at beginning of period	9,731,212	10,570,718	6,728,066	7,632,868	5,122,582	5,977,463	959,370	1,225,100

Contract owners’ equity at end of period	$11,817,288	9,731,212	7,766,964	6,728,066	5,251,937	5,122,582	918,606	959,370

CHANGE IN UNITS:
Beginning units	861,893	902,600	507,535	487,787	326,638	318,507	78,054	83,254
Units purchased	360,731	215,481	62,983	256,304	19,285	34,956	3,297	572
Units redeemed	(250,318)	(256,188)	(65,129)	(236,556)	(73,508)	(26,825)	(13,882)	(5,772)

Ending units	972,306	861,893	505,389	507,535	272,415	326,638	67,469	78,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NCPGI2		NDESY		NIFY		NJMMA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(19,134)	(19,775)	(2,363)	(641)	1,745	452	19,219	(11,287)
Realized gain (loss) on investments	(2,983)	1,941	34,820	(204)	18,840	(24)	(10,977)	(72,258)
Change in unrealized gain (loss) on investments	172,895	(243,573)	305,295	(50,079)	312,296	(45,295)	94,888	(120,015)
Reinvested capital gains	-	-	-	-	-	-	-	20,669

Net increase (decrease) in contract owners’ equity resulting from operations	150,778	(261,407)	337,752	(50,924)	332,881	(44,867)	103,130	(182,891)

Equity transactions:
Purchase payments received from contract owners (note 4)	130,713	9,619	702,637	407,122	975,233	591,953	140,503	119,528
Transfers between funds	117,724	193,705	(56,275)	14,804	28,221	6,041	113,229	677,437
Redemptions (notes 2, 3, and 4)	(430,675)	(112,393)	(8,374)	(1,915)	(99,113)	(2,293)	(72,091)	(11,847)
Adjustments to maintain reserves	(32)	(38)	(5)	(1)	-	(2)	(14)	(14,251)

Net equity transactions	(182,270)	90,893	637,983	420,010	904,341	595,699	181,627	770,867

Net change in contract owners’ equity	(31,492)	(170,514)	975,735	369,086	1,237,222	550,832	284,757	587,976
Contract owners’ equity at beginning of period	1,472,275	1,642,789	369,086	-	550,832	-	1,229,320	641,344

Contract owners’ equity at end of period	$1,440,783	1,472,275	1,344,821	369,086	1,788,054	550,832	1,514,077	1,229,320

CHANGE IN UNITS:
Beginning units	128,411	121,577	47,626	-	63,297	-	137,595	59,642
Units purchased	48,433	42,626	80,285	47,867	105,308	63,574	36,118	93,536
Units redeemed	(63,134)	(35,792)	(25,095)	(241)	(14,932)	(277)	(16,201)	(15,583)

Ending units	113,710	128,411	102,816	47,626	153,673	63,297	157,512	137,595

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NLCGY		NUSTLY		NVAMV2		NVAMVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,437)	4,583	(6,306)	(741)	2,078	(4,531)	37,342	(80,119)
Realized gain (loss) on investments	58,133	(445)	60,315	(168)	100,661	52,572	(792,206)	721,659
Change in unrealized gain (loss) on investments	885,382	(12,986)	726,022	(79,573)	(90,360)	(461,919)	891,610	(3,852,771)
Reinvested capital gains	-	-	-	-	121,143	334,247	621,409	1,691,707

Net increase (decrease) in contract owners’ equity resulting from operations	942,078	(8,848)	780,031	(80,482)	133,522	(79,631)	758,155	(1,519,524)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,274,691	973,842	2,359,353	489,631	-	(494)	1,297,791	623,851
Transfers between funds	32,985	523,972	148,073	277,964	(523,832)	(140,706)	(622,615)	1,189,064
Redemptions (notes 2, 3, and 4)	(152,400)	(6,729)	(78,416)	(2,233)	(239,186)	(114,601)	(2,070,100)	(1,321,405)
Adjustments to maintain reserves	(2)	(7)	(9)	2	4	(34)	(149)	(1,868)

Net equity transactions	3,155,274	1,491,078	2,429,001	765,364	(763,014)	(255,835)	(1,395,073)	489,642

Net change in contract owners’ equity	4,097,352	1,482,230	3,209,032	684,882	(629,492)	(335,466)	(636,918)	(1,029,882)
Contract owners’ equity at beginning of period	1,482,230	-	684,882	-	2,328,188	2,663,654	11,899,236	12,929,118

Contract owners’ equity at end of period	$5,579,582	1,482,230	3,893,914	684,882	1,698,696	2,328,188	11,262,318	11,899,236

CHANGE IN UNITS:
Beginning units	160,683	-	85,781	-	131,940	146,630	780,302	826,362
Units purchased	395,217	163,013	289,701	86,228	33,708	46,718	174,642	1,278,500
Units redeemed	(106,851)	(2,330)	(78,669)	(447)	(76,040)	(61,408)	(268,500)	(1,324,560)

Ending units	449,049	160,683	296,813	85,781	89,608	131,940	686,444	780,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVBX		NVCBD2		NVCCA2		NVCCN2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$653,449	495,355	76,486	51,900	(149,959)	(161,106)	(139,525)	(175,087)
Realized gain (loss) on investments	(862,582)	(437,336)	(428,180)	(222,563)	(161,674)	63,447	56,452	277,080
Change in unrealized gain (loss) on investments	1,767,523	(7,321,130)	548,333	(1,013,258)	1,013,124	(2,591,609)	617,013	(2,213,200)
Reinvested capital gains	-	317,147	-	6,783	777,928	500,630	208,337	232,736

Net increase (decrease) in contract owners’ equity resulting from operations	1,558,390	(6,945,964)	196,639	(1,177,138)	1,479,419	(2,188,638)	742,277	(1,878,471)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,549,037	2,773,320	101,642	192,877	268,833	236,039	171,185	591,541
Transfers between funds	1,160,582	(1,766,748)	60,767	(744,794)	108,810	(499,677)	106,661	(1,293,319)
Redemptions (notes 2, 3, and 4)	(3,136,776)	(3,013,741)	(1,233,436)	(148,264)	(2,042,217)	(981,021)	(1,348,806)	(2,043,765)
Adjustments to maintain reserves	(147)	(97)	(55)	(57)	54,767	(42,521)	(90)	(34)

Net equity transactions	(427,304)	(2,007,266)	(1,071,082)	(700,238)	(1,609,807)	(1,287,180)	(1,071,050)	(2,745,577)

Net change in contract owners’ equity	1,131,086	(8,953,230)	(874,443)	(1,877,376)	(130,388)	(3,475,818)	(328,773)	(4,624,048)
Contract owners’ equity at beginning of period	40,439,391	49,392,621	5,691,657	7,569,033	10,945,915	14,421,733	10,771,960	15,396,008

Contract owners’ equity at end of period	$41,570,477	40,439,391	4,817,214	5,691,657	10,815,527	10,945,915	10,443,187	10,771,960

CHANGE IN UNITS:
Beginning units	4,229,300	4,430,368	591,200	660,058	573,505	629,936	887,191	1,126,605
Units purchased	658,889	693,501	94,331	133,141	50,323	55,073	35,442	388,070
Units redeemed	(712,746)	(894,569)	(203,494)	(201,999)	(130,785)	(111,504)	(122,381)	(627,484)

Ending units	4,175,443	4,229,300	482,037	591,200	493,043	573,505	800,252	887,191

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(87,753)	(99,361)	(117,417)	(128,673)	(223,445)	(256,612)	(66,722)	(70,473)
Realized gain (loss) on investments	506	36,198	28,137	(19,802)	31,671	4,626	223,742	151,612
Change in unrealized gain (loss) on investments	704,962	(1,483,648)	461,142	(1,468,841)	1,117,351	(3,412,886)	412,755	(1,139,283)
Reinvested capital gains	420,051	139,795	390,130	235,151	1,021,620	517,209	305,339	21,144

Net increase (decrease) in contract owners’ equity resulting from operations	1,037,766	(1,407,016)	761,992	(1,382,165)	1,947,197	(3,147,663)	875,114	(1,037,000)

Equity transactions:
Purchase payments received from contract owners (note 4)	342,108	110,617	162,681	666,276	210,675	817,168	68,362	57,083
Transfers between funds	(182,303)	269,687	11,272	152,350	133,503	(23,458)	130,039	154,924
Redemptions (notes 2, 3, and 4)	(1,331,675)	(467,594)	(1,013,426)	(573,146)	(3,360,591)	(2,608,631)	(994,016)	(642,859)
Adjustments to maintain reserves	788	(1,767)	(89)	(32)	(178)	639	(75)	6

Net equity transactions	(1,171,082)	(89,057)	(839,562)	245,448	(3,016,591)	(1,814,282)	(795,690)	(430,846)

Net change in contract owners’ equity	(133,316)	(1,496,073)	(77,570)	(1,136,717)	(1,069,394)	(4,961,945)	79,424	(1,467,846)
Contract owners’ equity at beginning of period	7,081,995	8,578,068	8,030,092	9,166,809	16,402,354	21,364,299	5,281,288	6,749,134

Contract owners’ equity at end of period	$6,948,679	7,081,995	7,952,522	8,030,092	15,332,960	16,402,354	5,360,712	5,281,288

CHANGE IN UNITS:
Beginning units	351,847	357,334	560,282	548,260	961,051	1,061,546	240,727	258,061
Units purchased	23,215	34,403	13,783	91,063	30,083	69,936	13,759	27,081
Units redeemed	(77,968)	(39,890)	(69,601)	(79,041)	(198,866)	(170,431)	(46,666)	(44,415)

Ending units	297,094	351,847	504,464	560,282	792,268	961,051	207,820	240,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRB2		NVDBL2		NVDCA2		NVFIII
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(135,291)	(154,303)	(130,880)	(146,440)	(172,308)	(181,438)	86,929	38,018
Realized gain (loss) on investments	20,854	(133,924)	(726,756)	(71,370)	(1,759,197)	(387,761)	(229,156)	(117,778)
Change in unrealized gain (loss) on investments	676,821	(2,133,805)	1,973,338	(4,206,431)	3,908,372	(7,684,399)	378,048	(929,463)
Reinvested capital gains	569,335	389,001	-	2,355,998	13,552	5,037,768	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,131,719	(2,033,031)	1,115,702	(2,068,243)	1,990,419	(3,215,830)	235,821	(1,009,223)

Equity transactions:
Purchase payments received from contract owners (note 4)	249,523	360,343	207,151	1,068,842	164,384	1,593,479	1,260,996	865,639
Transfers between funds	1,401,568	63,756	(817,305)	212,463	(94,638)	(455,637)	(84,381)	(148,004)
Redemptions (notes 2, 3, and 4)	(1,618,250)	(1,751,364)	(1,481,280)	(1,201,335)	(2,014,258)	(1,137,915)	(295,307)	(436,774)
Adjustments to maintain reserves	(147)	(5)	(107)	40	46,737	(20,993)	(48)	(7)

Net equity transactions	32,694	(1,327,270)	(2,091,541)	80,010	(1,897,775)	(21,066)	881,260	280,854

Net change in contract owners’ equity	1,164,413	(3,360,301)	(975,839)	(1,988,233)	92,644	(3,236,896)	1,117,081	(728,369)
Contract owners’ equity at beginning of period	9,887,623	13,247,924	10,651,261	12,639,494	14,561,778	17,798,674	6,087,243	6,815,612

Contract owners’ equity at end of period	$11,052,036	9,887,623	9,675,422	10,651,261	14,654,422	14,561,778	7,204,324	6,087,243

CHANGE IN UNITS:
Beginning units	626,578	718,252	882,984	881,154	1,064,670	1,058,937	665,226	634,749
Units purchased	160,442	54,661	43,030	119,408	15,515	210,637	348,692	204,634
Units redeemed	(156,988)	(146,335)	(207,424)	(117,578)	(148,632)	(204,904)	(257,834)	(174,157)

Ending units	630,032	626,578	718,590	882,984	931,553	1,064,670	756,084	665,226

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVGEII		NVIE6		NVIX		NVLCPP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,036	5,376	38,255	61,505	619,849	1,374,030	545,512	301,745
Realized gain (loss) on investments	52,726	1,966	(18,501)	(5,583)	(112,880)	(407,059)	(773,350)	(1,247,063)
Change in unrealized gain (loss) on investments	176,220	(153,987)	442,444	(922,046)	6,801,073	(9,766,562)	1,619,025	(4,372,960)
Reinvested capital gains	-	2	-	346,037	-	-	-	315,138

Net increase (decrease) in contract owners’ equity resulting from operations	232,982	(146,643)	462,198	(520,087)	7,308,042	(8,799,591)	1,391,187	(5,003,140)

Equity transactions:
Purchase payments received from contract owners (note 4)	335,352	285,053	209,341	47,483	1,651,449	2,657,323	294,141	978,533
Transfers between funds	(49,954)	(2,836)	(61,195)	(609,487)	(1,482,782)	680,274	887,075	(6,136,680)
Redemptions (notes 2, 3, and 4)	(223,199)	(23,859)	(188,093)	(238,824)	(8,379,900)	(2,833,113)	(2,361,331)	(3,102,034)
Adjustments to maintain reserves	(16)	(39,163)	(29)	354	387	(1,618)	(179)	(141)

Net equity transactions	62,183	219,195	(39,976)	(800,474)	(8,210,846)	502,866	(1,180,294)	(8,260,322)

Net change in contract owners’ equity	295,165	72,552	422,222	(1,320,561)	(902,804)	(8,296,725)	210,893	(13,263,462)
Contract owners’ equity at beginning of period	1,120,048	1,047,496	2,265,446	3,586,007	48,330,358	56,627,083	24,171,482	37,434,944

Contract owners’ equity at end of period	$1,415,213	1,120,048	2,687,668	2,265,446	47,427,554	48,330,358	24,382,375	24,171,482

CHANGE IN UNITS:
Beginning units	91,131	70,589	198,918	266,869	4,049,635	4,022,365	2,859,974	3,782,136
Units purchased	54,067	53,896	36,860	38,493	355,689	661,835	511,010	536,779
Units redeemed	(48,499)	(33,354)	(39,212)	(106,444)	(990,314)	(634,565)	(651,744)	(1,458,941)

Ending units	96,699	91,131	196,566	198,918	3,415,010	4,049,635	2,719,240	2,859,974

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVLCPY		NVMGA2		NVMIG6		NVMIVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,215	1,359	(31,157)	(30,200)	14,220	(115,383)	46,424	99,633
Realized gain (loss) on investments	(1,071)	(9,320)	(1,702)	(4,279)	(902,006)	(632,838)	132,567	217,595
Change in unrealized gain (loss) on investments	2,899	(2,907)	320,831	(443,534)	1,971,764	(5,276,165)	317,209	(769,309)
Reinvested capital gains	-	676	-	-	-	373,602	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,043	(10,192)	287,972	(478,013)	1,083,978	(5,650,784)	496,200	(452,081)

Equity transactions:
Purchase payments received from contract owners (note 4)	(201)	21,883	336,140	91,711	82,127	176,466	431,611	261,007
Transfers between funds	(19,198)	984	145,124	104,749	(371,493)	(1,739,013)	(284,669)	(221,802)
Redemptions (notes 2, 3, and 4)	(447)	(20,775)	(169,769)	(126,343)	(639,218)	(890,369)	(643,901)	(488,577)
Adjustments to maintain reserves	(5)	(150)	(37)	(53)	(131)	(2,051)	(109)	(3)

Net equity transactions	(19,851)	1,942	311,458	70,064	(928,715)	(2,454,967)	(497,068)	(449,375)

Net change in contract owners’ equity	(16,808)	(8,250)	599,430	(407,949)	155,263	(8,105,751)	(868)	(901,456)
Contract owners’ equity at beginning of period	53,924	62,174	2,611,205	3,019,154	8,180,606	16,286,357	4,045,406	4,946,862

Contract owners’ equity at end of period	$37,116	53,924	3,210,635	2,611,205	8,335,869	8,180,606	4,044,538	4,045,406

CHANGE IN UNITS:
Beginning units	6,243	6,209	232,679	226,421	548,922	668,747	340,994	386,705
Units purchased	329	2,397	52,431	33,836	30,954	119,748	133,812	129,251
Units redeemed	(2,565)	(2,363)	(26,657)	(27,578)	(89,691)	(239,573)	(175,883)	(174,962)

Ending units	4,007	6,243	258,453	232,679	490,185	548,922	298,923	340,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG2		NVMM2		NVMMG1		NVMMG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$504,971	377,561	5,416,532	(124,388)	(1,869)	(1,948)	(111,009)	(122,959)
Realized gain (loss) on investments	19,430	(3,248,393)	-	-	(15,787)	(116,783)	(3,997,168)	(6,950,606)
Change in unrealized gain (loss) on investments	2,861,674	(2,838,379)	-	-	70,204	(59,270)	5,728,455	(2,174,752)
Reinvested capital gains	643,937	2,126,069	18	3,946	-	86,882	-	3,308,302

Net increase (decrease) in contract owners’ equity resulting from operations	4,030,012	(3,583,142)	5,416,550	(120,442)	52,548	(91,119)	1,620,278	(5,940,015)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,068,177	947,411	34,882,039	40,289,684	7,693	71,929	227,555	310,999
Transfers between funds	2,901,629	3,071,354	(4,263,435)	107,367,970	(22,253)	35,071	(786,787)	(1,009,472)
Redemptions (notes 2, 3, and 4)	(1,763,166)	(1,658,581)	(69,118,418)	(69,913,508)	(48,694)	(18,451)	(980,308)	(1,068,987)
Adjustments to maintain reserves	(67)	41	6,715	(5,894)	(32)	(42,389)	(153)	(1,923)

Net equity transactions	3,206,573	2,360,225	(38,493,099)	77,738,252	(63,286)	46,160	(1,539,693)	(1,769,383)

Net change in contract owners’ equity	7,236,585	(1,222,917)	(33,076,549)	77,617,810	(10,738)	(44,959)	80,585	(7,709,398)
Contract owners’ equity at beginning of period	9,955,639	11,178,556	209,832,539	132,214,729	278,626	323,585	8,781,559	16,490,957

Contract owners’ equity at end of period	$17,192,224	9,955,639	176,755,990	209,832,539	267,888	278,626	8,862,144	8,781,559

CHANGE IN UNITS:
Beginning units	237,306	231,801	23,879,495	15,041,414	31,433	19,427	354,984	409,517
Units purchased	436,472	671,247	41,232,500	66,216,517	4,023	16,386	184,637	236,020
Units redeemed	(368,687)	(665,742)	(45,708,624)	(57,378,436)	(11,858)	(4,380)	(238,188)	(290,553)

Ending units	305,091	237,306	19,403,371	23,879,495	23,598	31,433	301,433	354,984

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMMV2		NVNMO1		NVNMO2		NVNSR2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,832	773	(715)	(44)	(26,741)	(35,279)	(9,781)	(7,795)
Realized gain (loss) on investments	125,580	930,024	2,339	(43,238)	81,261	102,208	(6,352)	(49,808)
Change in unrealized gain (loss) on investments	(696,016)	(1,866,989)	30,130	(54,724)	379,083	(1,440,600)	100,698	(402,783)
Reinvested capital gains	1,007,405	571,980	1	39,641	265,877	468,741	149,331	99,264

Net increase (decrease) in contract owners’ equity resulting from operations	445,801	(364,212)	31,755	(58,365)	699,480	(904,930)	233,896	(361,122)

Equity transactions:
Purchase payments received from contract owners (note 4)	490,502	377,172	22,507	63,705	46,601	118,319	750	131,464
Transfers between funds	(464,620)	(310,571)	(344,232)	(13,903)	275,745	(659,234)	698	(121,928)
Redemptions (notes 2, 3, and 4)	(1,027,797)	(1,291,077)	(6,692)	(124,651)	(505,371)	(97,148)	(97,513)	(263,712)
Adjustments to maintain reserves	(192)	880	(3)	(13,870)	(75)	(2)	(24)	(53,326)

Net equity transactions	(1,002,107)	(1,223,596)	(328,420)	(88,719)	(183,100)	(638,065)	(96,089)	(307,502)

Net change in contract owners’ equity	(556,306)	(1,587,808)	(296,665)	(147,084)	516,380	(1,542,995)	137,807	(668,624)
Contract owners’ equity at beginning of period	7,291,684	8,879,492	296,665	443,749	3,357,278	4,900,273	1,259,364	1,927,988

Contract owners’ equity at end of period	$6,735,378	7,291,684	-	296,665	3,873,658	3,357,278	1,397,171	1,259,364

CHANGE IN UNITS:
Beginning units	264,013	308,248	26,416	32,657	181,232	216,559	81,620	95,217
Units purchased	41,500	107,774	3,202	6,863	43,518	34,147	6,695	25,205
Units redeemed	(78,564)	(152,009)	(29,618)	(13,104)	(52,559)	(69,474)	(12,660)	(38,802)

Ending units	226,949	264,013	-	26,416	172,191	181,232	75,655	81,620

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVOLG2		NVRE2		NVSIX2		NVSTB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,626)	(85,760)	50,837	(7,255)	(2,573)	(124,810)	319,160	107,714
Realized gain (loss) on investments	811,650	652,806	(730,244)	392,288	(84,605)	(528,149)	(106,634)	(991,543)
Change in unrealized gain (loss) on investments	2,297,729	(6,015,219)	1,233,626	(4,315,314)	5,184,795	(15,293,016)	449,404	(181,590)
Reinvested capital gains	-	1,011,526	142,760	628,425	241,217	5,277,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,106,753	(4,436,647)	696,979	(3,301,856)	5,338,834	(10,668,557)	661,930	(1,065,419)

Equity transactions:
Purchase payments received from contract owners (note 4)	730,679	703,541	156,453	653,405	1,795,176	2,543,072	583,801	2,727,768
Transfers between funds	(364,331)	(582,346)	(461,696)	(1,662,944)	304,605	429,539	(380,694)	2,253,215
Redemptions (notes 2, 3, and 4)	(1,330,838)	(935,664)	(510,130)	(982,744)	(5,248,189)	(2,928,973)	(3,919,052)	(2,606,157)
Adjustments to maintain reserves	(177)	409	(155)	1,288	(245)	15,901	(119)	530

Net equity transactions	(964,667)	(814,060)	(815,528)	(1,990,995)	(3,148,653)	59,539	(3,716,064)	2,375,356

Net change in contract owners’ equity	2,142,086	(5,250,707)	(118,549)	(5,292,851)	2,190,181	(10,609,018)	(3,054,134)	1,309,937
Contract owners’ equity at beginning of period	13,867,822	19,118,529	6,664,710	11,957,561	37,937,760	48,546,778	17,025,354	15,715,417

Contract owners’ equity at end of period	$16,009,908	13,867,822	6,546,161	6,664,710	40,127,941	37,937,760	13,971,220	17,025,354

CHANGE IN UNITS:
Beginning units	719,998	763,239	471,469	596,361	2,584,907	2,593,518	1,798,484	1,535,194
Units purchased	292,272	225,419	140,139	165,438	422,406	667,700	309,464	1,017,694
Units redeemed	(330,931)	(268,660)	(195,997)	(290,330)	(627,299)	(676,311)	(698,888)	(754,404)

Ending units	681,339	719,998	415,611	471,469	2,380,014	2,584,907	1,409,060	1,798,484

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVTIV3		SAM		SCF		SCF2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,422	11,317	1,061	(157)	(46,448)	(64,049)	(45,178)	(43,120)
Realized gain (loss) on investments	1,776	82,803	-	-	39,275	410,833	(1,321,917)	(571,261)
Change in unrealized gain (loss) on investments	54,626	(119,594)	-	-	536,432	(3,267,532)	2,256,828	(2,184,496)
Reinvested capital gains	-	-	-	1	29,482	1,330,123	35,641	1,481,404

Net increase (decrease) in contract owners’ equity resulting from operations	62,824	(25,474)	1,061	(156)	558,741	(1,590,625)	925,374	(1,317,473)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(1)	-	-	36,258	56,921	395,821	483,586
Transfers between funds	-	(26,547)	-	60,639	(5,277)	(271,972)	(1,186,716)	964,418
Redemptions (notes 2, 3, and 4)	(22,593)	(98,389)	(15)	(60,506)	(813,548)	(876,666)	(458,726)	(168,340)
Adjustments to maintain reserves	(34)	(14,471)	3	-	(100)	7,571	(79)	325

Net equity transactions	(22,627)	(139,408)	(12)	133	(782,667)	(1,084,146)	(1,249,700)	1,279,989

Net change in contract owners’ equity	40,197	(164,882)	1,049	(23)	(223,926)	(2,674,771)	(324,326)	(37,484)
Contract owners’ equity at beginning of period	451,174	616,056	31,287	31,310	5,462,677	8,137,448	6,078,464	6,115,948

Contract owners’ equity at end of period	$491,371	451,174	32,336	31,287	5,238,751	5,462,677	5,754,138	6,078,464

CHANGE IN UNITS:
Beginning units	42,677	54,229	3,509	3,511	298,547	356,480	366,316	294,839
Units purchased	-	1,767	-	6,823	30,949	59,235	238,143	274,156
Units redeemed	(1,988)	(13,319)	(1)	(6,825)	(75,076)	(117,168)	(296,995)	(202,679)

Ending units	40,689	42,677	3,508	3,509	254,420	298,547	307,464	366,316

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCGF		SCGF2		SCVF		SCVF2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(45,393)	(54,550)	(45,963)	(47,358)	(25,103)	(31,326)	(27,363)	(31,380)
Realized gain (loss) on investments	(242,891)	(172,180)	(1,070,721)	(1,247,481)	(89,297)	282,254	(519,813)	14,936
Change in unrealized gain (loss) on investments	732,503	(2,000,292)	1,873,445	(1,160,707)	343,670	(1,141,100)	708,960	(895,418)
Reinvested capital gains	-	564,401	-	685,840	106,909	426,685	136,585	453,739

Net increase (decrease) in contract owners’ equity resulting from operations	444,219	(1,662,621)	756,761	(1,769,706)	336,179	(463,487)	298,369	(458,123)

Equity transactions:
Purchase payments received from contract owners (note 4)	30,295	34,905	399,509	156,287	45,118	38,692	119,277	273,226
Transfers between funds	171,027	(287,705)	324,692	(1,275,409)	(203,817)	(89,475)	278,134	(724,717)
Redemptions (notes 2, 3, and 4)	(375,170)	(665,387)	(402,697)	(271,579)	(489,219)	(228,125)	(315,177)	(192,300)
Adjustments to maintain reserves	(97)	71	(96)	(1,705)	(72)	(127)	(21)	385

Net equity transactions	(173,945)	(918,116)	321,408	(1,392,406)	(647,990)	(279,035)	82,213	(643,406)

Net change in contract owners’ equity	270,274	(2,580,737)	1,078,169	(3,162,112)	(311,811)	(742,522)	380,582	(1,101,529)
Contract owners’ equity at beginning of period	2,900,477	5,481,214	3,487,889	6,650,001	2,649,258	3,391,780	2,434,277	3,535,806

Contract owners’ equity at end of period	$3,170,751	2,900,477	4,566,058	3,487,889	2,337,447	2,649,258	2,814,859	2,434,277

CHANGE IN UNITS:
Beginning units	161,207	207,812	234,858	307,642	179,309	197,125	178,234	222,320
Units purchased	26,985	30,825	704,186	138,445	15,043	32,514	155,160	115,771
Units redeemed	(36,226)	(77,430)	(673,139)	(211,229)	(57,901)	(50,330)	(155,720)	(159,857)

Ending units	151,966	161,207	265,905	234,858	136,451	179,309	177,674	178,234

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRF		TRF2		AMSRS		NBARMS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(88)	(5,735)	1,947	(4,584)	(15)	(17)	(14,459)	(12,796)
Realized gain (loss) on investments	5,351	49,229	(2,049)	37,172	(1,930)	(3,566)	(24,525)	12,104
Change in unrealized gain (loss) on investments	(60,650)	(401,108)	(108,776)	(578,215)	3,082	(4,153)	187,870	(327,990)
Reinvested capital gains	159,016	155,613	330,568	289,019	-	1,328	-	179,878

Net increase (decrease) in contract owners’ equity resulting from operations	103,629	(202,001)	221,690	(256,608)	1,137	(6,408)	148,886	(148,804)

Equity transactions:
Purchase payments received from contract owners (note 4)	811	72	389,743	200,980	6,902	7,501	1,975	4,694
Transfers between funds	151,363	(332,257)	454,337	611,441	(20,543)	(21,994)	(130,089)	(3,212)
Redemptions (notes 2, 3, and 4)	(39,941)	(130,251)	(215,286)	(140,217)	(700)	(272)	(74,909)	(42,445)
Adjustments to maintain reserves	(38)	(29)	(34)	15,379	(2)	(3)	(27)	149

Net equity transactions	112,195	(462,465)	628,760	687,583	(14,343)	(14,768)	(203,050)	(40,814)

Net change in contract owners’ equity	215,824	(664,466)	850,450	430,975	(13,206)	(21,176)	(54,164)	(189,618)
Contract owners’ equity at beginning of period	1,462,464	2,126,930	2,767,265	2,336,290	13,206	34,382	1,156,041	1,345,659

Contract owners’ equity at end of period	$1,678,288	1,462,464	3,617,715	2,767,265	-	13,206	1,101,877	1,156,041

CHANGE IN UNITS:
Beginning units	69,955	91,888	149,986	114,266	1,565	3,311	103,717	105,301
Units purchased	14,178	3,225	58,412	73,028	1,498	855	15,131	28,764
Units redeemed	(8,939)	(25,158)	(24,711)	(37,308)	(3,063)	(2,601)	(31,664)	(30,348)

Ending units	75,194	69,955	183,687	149,986	-	1,565	87,184	103,717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTBBA		PSHYBI		PSTRBI		PMUBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$51,471	39,952	(181)	-	(1,945)	-	89,051	59,636
Realized gain (loss) on investments	(170,915)	(1,288,448)	52	-	159	-	(284,552)	(57,847)
Change in unrealized gain (loss) on investments	125,542	(326,426)	8,481	-	47,753	-	398,425	(785,843)
Reinvested capital gains	-	-	-	-	-	-	-	447,133

Net increase (decrease) in contract owners’ equity resulting from operations	6,098	(1,574,922)	8,352	-	45,967	-	202,924	(336,921)

Equity transactions:
Purchase payments received from contract owners (note 4)	31,228	35,483	116,038	-	165,016	461,246	153,063	103,436
Transfers between funds	(513,343)	(2,093,826)	14,217	-	122,743	-	(105,726)	199,416
Redemptions (notes 2, 3, and 4)	(778,674)	(1,640,526)	(572)	-	(6,545)	-	(927,325)	(374,372)
Adjustments to maintain reserves	(85)	(12,061)	(2)	-	(3)	(1)	(93)	(110)

Net equity transactions	(1,260,874)	(3,710,930)	129,681	-	281,211	461,245	(880,081)	(71,630)

Net change in contract owners’ equity	(1,254,776)	(5,285,852)	138,033	-	327,178	461,245	(677,157)	(408,551)
Contract owners’ equity at beginning of period	7,821,376	13,107,228	-	-	461,245	-	4,114,941	4,523,492

Contract owners’ equity at end of period	$6,566,600	7,821,376	138,033	-	788,423	461,245	3,437,784	4,114,941

CHANGE IN UNITS:
Beginning units	936,216	1,355,517	-	-	44,694	-	397,200	404,525
Units purchased	35,783	353,420	12,305	-	27,662	89,392	43,136	53,304
Units redeemed	(196,862)	(772,721)	(78)	-	(910)	(44,698)	(126,989)	(60,629)

Ending units	775,137	936,216	12,227	-	71,446	44,694	313,347	397,200

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVAAD		PMVEBD		PMVFAD		PMVFHI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$60,514	293,624	189,819	162,161	24,418	6,547	32,956	12,005
Realized gain (loss) on investments	(198,507)	(31,654)	(211,088)	(132,761)	(169,560)	(119,539)	(24,475)	(25,398)
Change in unrealized gain (loss) on investments	419,401	(1,345,324)	413,992	(950,806)	233,421	(433,826)	75,434	(79,462)
Reinvested capital gains	-	380,154	-	-	-	-	38,469	366

Net increase (decrease) in contract owners’ equity resulting from operations	281,408	(703,200)	392,723	(921,406)	88,279	(546,818)	122,384	(92,489)

Equity transactions:
Purchase payments received from contract owners (note 4)	196,014	327,606	18,386	124,620	44,928	185,454	711,658	629,475
Transfers between funds	(544,354)	(54,782)	(72,871)	(146,866)	61,666	(257,908)	38,740	(73,097)
Redemptions (notes 2, 3, and 4)	(434,040)	(452,561)	(371,839)	(411,296)	(307,858)	(207,767)	(92,257)	(118,306)
Adjustments to maintain reserves	(63)	63	(104)	80	(67)	160	(16)	25

Net equity transactions	(782,443)	(179,674)	(426,428)	(433,462)	(201,331)	(280,061)	658,125	438,097

Net change in contract owners’ equity	(501,035)	(882,874)	(33,705)	(1,354,868)	(113,052)	(826,879)	780,509	345,608
Contract owners’ equity at beginning of period	4,573,180	5,456,054	4,348,789	5,703,657	2,051,427	2,878,306	958,625	613,017

Contract owners’ equity at end of period	$4,072,145	4,573,180	4,315,084	4,348,789	1,938,375	2,051,427	1,739,134	958,625

CHANGE IN UNITS:
Beginning units	360,545	374,398	346,359	377,599	226,407	252,777	107,986	61,917
Units purchased	29,374	37,937	43,660	51,724	29,269	58,081	112,900	69,341
Units redeemed	(90,365)	(51,790)	(77,300)	(82,964)	(52,309)	(84,451)	(40,869)	(23,272)

Ending units	299,554	360,545	312,719	346,359	203,367	226,407	180,017	107,986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVFHV		PMVGBD		PMVHYD		PMVHYI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$51,339	12,920	11,828	(1,493)	282,666	173,353	19,704	46,861
Realized gain (loss) on investments	(93,634)	(119,451)	(74,664)	(58,798)	(650,567)	(516,379)	(106,427)	(56,176)
Change in unrealized gain (loss) on investments	205,053	(377,246)	98,657	(247,849)	556,262	(335,326)	114,527	(108,537)
Reinvested capital gains	98,256	1,551	19,005	28,531	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	261,014	(482,226)	54,826	(279,609)	188,361	(678,352)	27,804	(117,852)

Equity transactions:
Purchase payments received from contract owners (note 4)	92,322	470,584	34,651	130,381	34,727	4,420	62,394	367,056
Transfers between funds	(239,012)	(89,181)	(2,312)	52,024	(53,948)	1,217,270	(890,404)	(298,583)
Redemptions (notes 2, 3, and 4)	(94,793)	(613,163)	(243,179)	(332,728)	(474,808)	(415,851)	(37,565)	(148,210)
Adjustments to maintain reserves	(66)	13	(79)	(57)	1,225	(56)	2	1

Net equity transactions	(241,549)	(231,747)	(210,919)	(150,380)	(492,804)	805,783	(865,573)	(79,736)

Net change in contract owners’ equity	19,465	(713,973)	(156,093)	(429,989)	(304,443)	127,431	(837,769)	(197,588)
Contract owners’ equity at beginning of period	3,511,050	4,225,023	1,786,765	2,216,754	5,403,301	5,275,870	837,769	1,035,357

Contract owners’ equity at end of period	$3,530,515	3,511,050	1,630,672	1,786,765	5,098,858	5,403,301	-	837,769

CHANGE IN UNITS:
Beginning units	361,890	386,668	177,746	193,570	365,517	317,292	88,684	98,111
Units purchased	18,493	114,604	7,976	32,699	1,351,933	306,617	7,128	37,499
Units redeemed	(43,005)	(139,382)	(28,992)	(48,523)	(1,405,958)	(258,392)	(95,812)	(46,926)

Ending units	337,378	361,890	156,730	177,746	311,492	365,517	-	88,684

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVII		PMVIV		PMVLAD		PMVLDI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$203,737	82,852	739,105	452,176	229,402	3,946	48,242	15,829
Realized gain (loss) on investments	(129,272)	(61,289)	(640,155)	(139,433)	(570,511)	(619,477)	(25,706)	(29,030)
Change in unrealized gain (loss) on investments	241,997	(193,882)	1,075,337	(2,001,714)	690,867	(434,203)	40,662	(50,275)
Reinvested capital gains	-	189	-	1,451	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	316,462	(172,130)	1,174,287	(1,687,520)	349,758	(1,049,734)	63,198	(63,476)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,878,318	1,516,945	1,840,808	1,427,995	15,811	180,551	48,081	892,081
Transfers between funds	(461,719)	(183,593)	686,521	1,296,771	2,694,179	926,882	225,884	16,530
Redemptions (notes 2, 3, and 4)	(334,230)	(333,969)	(5,230,781)	(1,486,239)	(2,239,117)	(2,941,802)	(101,358)	(298,004)
Adjustments to maintain reserves	(11)	10	(114)	(12)	(77)	(168)	(5)	(19)

Net equity transactions	2,082,358	999,393	(2,703,566)	1,238,515	470,796	(1,834,537)	172,602	610,588

Net change in contract owners’ equity	2,398,820	827,263	(1,529,279)	(449,005)	820,554	(2,884,271)	235,800	547,112
Contract owners’ equity at beginning of period	2,765,781	1,938,518	18,239,878	18,688,883	11,257,591	14,141,862	1,224,009	676,897

Contract owners’ equity at end of period	$5,164,601	2,765,781	16,710,599	18,239,878	12,078,145	11,257,591	1,459,809	1,224,009

CHANGE IN UNITS:
Beginning units	288,301	185,959	1,711,861	1,594,554	1,235,500	1,438,705	131,229	68,289
Units purchased	455,546	162,977	452,757	728,893	1,099,192	809,977	51,648	159,055
Units redeemed	(245,735)	(60,635)	(692,301)	(611,586)	(1,029,237)	(1,013,182)	(33,541)	(96,115)

Ending units	498,112	288,301	1,472,317	1,711,861	1,305,455	1,235,500	149,336	131,229

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVRI		PMVRSD		PMVRSI		PMVSTA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$29,501	57,713	1,007,096	2,141,093	104,549	129,933	432,716	66,268
Realized gain (loss) on investments	(46,118)	(32,053)	(1,568,501)	737,378	(61,805)	19,158	(82,238)	(228,828)
Change in unrealized gain (loss) on investments	47,772	(134,566)	(122,747)	(2,908,522)	(96,570)	(127,688)	245,698	(31,515)
Reinvested capital gains	-	-	-	-	-	-	-	24,412

Net increase (decrease) in contract owners’ equity resulting from operations	31,155	(108,906)	(684,152)	(30,051)	(53,826)	21,403	596,176	(169,663)

Equity transactions:
Purchase payments received from contract owners (note 4)	410,821	285,789	227,239	741,277	187,905	386,371	842,961	6,333,081
Transfers between funds	66,779	(93,988)	(1,061,329)	2,541,876	100,573	(112,291)	267,629	(4,627,076)
Redemptions (notes 2, 3, and 4)	(170,429)	(115,701)	(521,693)	(802,727)	(114,320)	(126,210)	(962,981)	(699,399)
Adjustments to maintain reserves	(2)	27	(1,392,074)	541,660	5	762	(62)	(938)

Net equity transactions	307,169	76,127	(2,747,857)	3,022,086	174,163	148,632	147,547	1,005,668

Net change in contract owners’ equity	338,324	(32,779)	(3,432,009)	2,992,035	120,337	170,035	743,723	836,005
Contract owners’ equity at beginning of period	785,092	817,871	7,937,486	4,945,451	612,263	442,228	13,833,140	12,997,135

Contract owners’ equity at end of period	$1,123,416	785,092	4,505,477	7,937,486	732,600	612,263	14,576,863	13,833,140

CHANGE IN UNITS:
Beginning units	82,428	75,509	707,438	622,029	38,731	30,330	1,357,927	1,257,369
Units purchased	57,242	36,239	162,913	1,065,809	22,636	36,541	503,205	1,407,834
Units redeemed	(25,694)	(29,320)	(289,612)	(980,400)	(10,961)	(28,140)	(491,387)	(1,307,276)

Ending units	113,976	82,428	580,739	707,438	50,406	38,731	1,369,745	1,357,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVSTI		PMVTRI		PNVCA1		PNVCB1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$56,949	17,954	71,927	42,807	422	151	22,691	1,198
Realized gain (loss) on investments	(9,428)	(7,863)	(60,322)	(77,439)	(660)	(340)	(4,396)	(1,295)
Change in unrealized gain (loss) on investments	25,476	(11,247)	122,901	(240,542)	6,938	(2,780)	17,806	(3,236)
Reinvested capital gains	-	2,199	-	-	4,635	2,952	-	497

Net increase (decrease) in contract owners’ equity resulting from operations	72,997	1,043	134,506	(275,174)	11,335	(17)	36,101	(2,836)

Equity transactions:
Purchase payments received from contract owners (note 4)	772,339	851,626	816,841	1,204,945	84,574	23,913	768,964	96,999
Transfers between funds	(221,662)	(69,688)	161,896	(58,597)	31,294	(1,253)	79,506	(5,298)
Redemptions (notes 2, 3, and 4)	(199,364)	(203,999)	(223,308)	(431,233)	(18,614)	(164)	(46,596)	(630)
Adjustments to maintain reserves	(13)	-	4	10	3	(2)	-	30

Net equity transactions	351,300	577,939	755,433	715,125	97,257	22,494	801,874	91,101

Net change in contract owners’ equity	424,297	578,982	889,939	439,951	108,592	22,477	837,975	88,265
Contract owners’ equity at beginning of period	1,368,074	789,092	1,813,798	1,373,847	22,477	-	88,265	-

Contract owners’ equity at end of period	$1,792,371	1,368,074	2,703,737	1,813,798	131,069	22,477	926,240	88,265

CHANGE IN UNITS:
Beginning units	137,405	78,986	212,873	137,885	2,558	-	10,087	-
Units purchased	103,585	130,946	135,567	156,295	11,395	2,732	125,506	10,815
Units redeemed	(70,668)	(72,527)	(48,348)	(81,307)	(1,993)	(174)	(34,787)	(728)

Ending units	170,322	137,405	300,092	212,873	11,960	2,558	100,806	10,087

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PNVDI1		PNVMC1		PNVSC1		PNVST1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,077	1,046	(1,449)	(255)	(2)	-	424	93
Realized gain (loss) on investments	(2,035)	(2,408)	(3,309)	(31,406)	44	-	(31)	(212)
Change in unrealized gain (loss) on investments	14,973	(5,455)	102,215	(37,118)	4,336	4	2,095	(116)
Reinvested capital gains	-	4,046	12,240	21,710	-	-	-	15

Net increase (decrease) in contract owners’ equity resulting from operations	14,015	(2,771)	109,697	(47,069)	4,378	4	2,488	(220)

Equity transactions:
Purchase payments received from contract owners (note 4)	114,906	50,434	373,344	104,701	26,487	5,000	69,640	3,875
Transfers between funds	(23,221)	(4,231)	26,391	(2,589)	374	-	1,499	8,866
Redemptions (notes 2, 3, and 4)	(17,414)	(1,201)	(63,528)	(2,304)	(227)	-	(4,158)	(137)
Adjustments to maintain reserves	(2)	157	(4)	311	(5)	3	1	(6)

Net equity transactions	74,269	45,159	336,203	100,119	26,629	5,003	66,982	12,598

Net change in contract owners’ equity	88,284	42,388	445,900	53,050	31,007	5,007	69,470	12,378
Contract owners’ equity at beginning of period	42,388	-	201,142	148,092	5,007	-	12,378	-

Contract owners’ equity at end of period	$130,672	42,388	647,042	201,142	36,014	5,007	81,848	12,378

CHANGE IN UNITS:
Beginning units	5,113	-	20,398	11,527	582	-	1,281	-
Units purchased	12,986	6,066	47,344	10,394	3,099	582	7,221	2,409
Units redeemed	(4,631)	(953)	(15,528)	(1,523)	(45)	-	(453)	(1,128)

Ending units	13,468	5,113	52,214	20,398	3,636	582	8,049	1,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROA30		PROAHY		PROBIO		PROBL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,280)	(5,652)	104,692	68,747	(45,192)	(55,083)	(58,693)	(42,977)
Realized gain (loss) on investments	4,815	(381,510)	(44,371)	(713,390)	(585,967)	(1,084,972)	(256,399)	(806,242)
Change in unrealized gain (loss) on investments	23,077	(13,904)	123,266	(25,980)	459,054	(43,319)	480,815	(172,970)
Reinvested capital gains	29,087	131,521	-	-	447,216	675,997	571,559	335,828

Net increase (decrease) in contract owners’ equity resulting from operations	49,699	(269,545)	183,587	(670,623)	275,111	(507,377)	737,282	(686,361)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,171	(25,841)	1,300	14,129	16,416	21,954	5,135	14,407
Transfers between funds	(268,592)	(323,096)	118,333	(1,356,335)	(344,183)	(468,859)	(2,257,472)	2,288,490
Redemptions (notes 2, 3, and 4)	(103,155)	(13,171)	(382,797)	(642,324)	(424,086)	(462,179)	(191,433)	(234,793)
Adjustments to maintain reserves	(32)	18,812	(72)	(58)	(153)	(4,262)	(31)	590

Net equity transactions	(365,608)	(343,296)	(263,236)	(1,984,588)	(752,006)	(913,346)	(2,443,801)	2,068,694

Net change in contract owners’ equity	(315,909)	(612,841)	(79,649)	(2,655,211)	(476,895)	(1,420,723)	(1,706,519)	1,382,333
Contract owners’ equity at beginning of period	602,133	1,214,974	2,777,006	5,432,217	3,721,815	5,142,538	5,300,856	3,918,523

Contract owners’ equity at end of period	$286,224	602,133	2,697,357	2,777,006	3,244,920	3,721,815	3,594,337	5,300,856

CHANGE IN UNITS:
Beginning units	64,821	97,682	193,213	341,738	105,970	133,613	203,052	116,173
Units purchased	1,540,472	2,029,767	172,282	991,940	240,702	204,867	1,068,666	802,770
Units redeemed	(1,575,560)	(2,062,628)	(194,073)	(1,140,465)	(261,600)	(232,510)	(1,159,814)	(715,891)

Ending units	29,733	64,821	171,422	193,213	85,072	105,970	111,904	203,052

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROBM		PROBNK		PROBR		PROCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(8,141)	(13,545)	(2,939)	(47,601)	(1,465)	(9,734)	(28,815)	(40,646)
Realized gain (loss) on investments	11,122	(124,471)	(131,052)	(2,916,045)	(24,636)	54,885	(384,916)	(479,574)
Change in unrealized gain (loss) on investments	69,296	(72,952)	178,134	(18,849)	(11,696)	4,688	133,406	(582,264)
Reinvested capital gains	-	12,697	-	-	-	-	347,639	111,244

Net increase (decrease) in contract owners’ equity resulting from operations	72,277	(198,271)	44,143	(2,982,495)	(37,797)	49,839	67,314	(991,240)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,807	6,257	6,139	785	-	-	4,040	22,054
Transfers between funds	151,135	(499,758)	204,554	2,310,062	(95,494)	118,932	101,574	(839,218)
Redemptions (notes 2, 3, and 4)	(175,321)	(167,102)	(174,322)	(224,014)	(31,481)	(9,375)	(261,471)	(357,571)
Adjustments to maintain reserves	(87)	317	(35)	7,115	(23)	(111)	(98)	2,390

Net equity transactions	(8,466)	(660,286)	36,336	2,093,948	(126,998)	109,446	(155,955)	(1,172,345)

Net change in contract owners’ equity	63,811	(858,557)	80,479	(888,547)	(164,795)	159,285	(88,641)	(2,163,585)
Contract owners’ equity at beginning of period	657,952	1,516,509	899,798	1,788,345	265,996	106,711	2,373,181	4,536,766

Contract owners’ equity at end of period	$721,763	657,952	980,277	899,798	101,201	265,996	2,284,540	2,373,181

CHANGE IN UNITS:
Beginning units	47,581	98,175	49,106	76,839	204,011	90,477	113,304	160,777
Units purchased	315,535	344,942	421,489	1,372,366	908,121	4,815,699	166,730	179,264
Units redeemed	(315,688)	(395,536)	(421,767)	(1,400,099)	(1,019,388)	(4,702,165)	(173,522)	(226,737)

Ending units	47,428	47,581	48,828	49,106	92,744	204,011	106,512	113,304

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROCS		PROE30		PROEM		PROFIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(33,189)	(32,599)	5,208	(2,084)	19,372	(9,867)	(20,124)	(36,728)
Realized gain (loss) on investments	231,501	(744,639)	151,261	(197,735)	(18,960)	(241,161)	34,875	(397,346)
Change in unrealized gain (loss) on investments	286,750	(194,644)	25,048	5,970	97,635	26,199	96,859	(119,900)
Reinvested capital gains	115,048	22,787	-	53,336	-	-	70,190	30,441

Net increase (decrease) in contract owners’ equity resulting from operations	600,110	(949,095)	181,517	(140,513)	98,047	(224,829)	181,800	(523,533)

Equity transactions:
Purchase payments received from contract owners (note 4)	20,998	5,768	977	1,806	4,048	2,554	439	19,605
Transfers between funds	90,015	(404,116)	(21,726)	(207,614)	859,895	457,473	129,522	(1,202,734)
Redemptions (notes 2, 3, and 4)	(249,176)	(230,120)	(231,521)	(101,456)	(241,050)	(87,682)	(272,005)	(436,016)
Adjustments to maintain reserves	(114)	71	(72)	590	(60)	112	(106)	8,234

Net equity transactions	(138,277)	(628,397)	(252,342)	(306,674)	622,833	372,457	(142,150)	(1,610,911)

Net change in contract owners’ equity	461,833	(1,577,492)	(70,825)	(447,187)	720,880	147,628	39,650	(2,134,444)
Contract owners’ equity at beginning of period	1,925,180	3,502,672	1,267,673	1,714,860	1,634,966	1,487,338	1,911,581	4,046,025

Contract owners’ equity at end of period	$2,387,013	1,925,180	1,196,848	1,267,673	2,355,846	1,634,966	1,951,231	1,911,581

CHANGE IN UNITS:
Beginning units	77,958	95,707	100,136	123,331	206,107	153,589	86,759	152,928
Units purchased	263,618	112,276	307,954	420,214	1,364,121	911,109	135,013	200,485
Units redeemed	(267,314)	(130,025)	(325,841)	(443,409)	(1,306,901)	(858,591)	(142,797)	(266,654)

Ending units	74,262	77,958	82,249	100,136	263,327	206,107	78,975	86,759

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROGVP		PROHC		PROIND		PROINT
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,164	(3,977)	(80,311)	(100,462)	(41,186)	(41,308)	(7,798)	(6,234)
Realized gain (loss) on investments	(58,317)	(143,407)	(209,922)	(359,493)	111,971	(650,802)	70,465	(103,758)
Change in unrealized gain (loss) on investments	29,927	(11,042)	(382,308)	(602,391)	43,256	33,335	21,458	(8,198)
Reinvested capital gains	-	-	596,557	361,322	252,270	42,153	-	20,734

Net increase (decrease) in contract owners’ equity resulting from operations	(20,226)	(158,426)	(75,984)	(701,024)	366,311	(616,622)	84,125	(97,456)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	27,551	33,006	43,794	25,562	187	100
Transfers between funds	254,381	(141,568)	(261,918)	(629,835)	53,416	167,809	(199,372)	237,323
Redemptions (notes 2, 3, and 4)	(7,441)	(86,907)	(863,088)	(1,062,695)	(268,056)	(532,839)	(27,754)	(41,837)
Adjustments to maintain reserves	(18)	101	(105)	299	(37)	2,861	(47)	(6)

Net equity transactions	246,922	(228,374)	(1,097,560)	(1,659,225)	(170,883)	(336,607)	(226,986)	195,580

Net change in contract owners’ equity	226,696	(386,800)	(1,173,544)	(2,360,249)	195,428	(953,229)	(142,861)	98,124
Contract owners’ equity at beginning of period	119,181	505,981	6,205,806	8,566,055	2,895,581	3,848,810	654,321	556,197

Contract owners’ equity at end of period	$345,877	119,181	5,032,262	6,205,806	3,091,009	2,895,581	511,460	654,321

CHANGE IN UNITS:
Beginning units	11,373	27,246	189,320	242,111	127,200	141,052	59,021	40,929
Units purchased	79,421	384,516	117,926	270,389	210,778	367,628	640,166	261,657
Units redeemed	(57,694)	(400,389)	(151,929)	(323,180)	(219,405)	(381,480)	(659,031)	(243,565)

Ending units	33,100	11,373	155,317	189,320	118,573	127,200	40,156	59,021

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROJP		PRON		PRONET		PROOG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(15,500)	(11,727)	(113,610)	(111,965)	(46,283)	(53,334)	68,772	(19,453)
Realized gain (loss) on investments	186,542	(121,606)	1,539,623	(3,548,269)	42,936	(4,034,636)	418,340	2,412,918
Change in unrealized gain (loss) on investments	67,829	(42,293)	1,267,338	(1,434,742)	702,389	142,204	(753,592)	431,364
Reinvested capital gains	-	49,353	39,988	1,454,056	505,416	1,263,818	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	238,871	(126,273)	2,733,339	(3,640,920)	1,204,458	(2,681,948)	(266,480)	2,824,829

Equity transactions:
Purchase payments received from contract owners (note 4)	416	16,727	54,793	17,144	2,363	6,598	11,861	81,764
Transfers between funds	566,708	(166,875)	2,487,683	(2,446,169)	117,510	(794,326)	72,547	2,278,923
Redemptions (notes 2, 3, and 4)	(107,564)	(80,084)	(1,047,994)	(938,748)	(399,834)	(252,634)	(798,360)	(728,633)
Adjustments to maintain reserves	(104)	(698)	(68)	(14,077)	(81)	9,580	(82)	(2,195)

Net equity transactions	459,456	(230,930)	1,494,414	(3,381,850)	(280,042)	(1,030,782)	(714,034)	1,629,859

Net change in contract owners’ equity	698,327	(357,203)	4,227,753	(7,022,770)	924,416	(3,712,730)	(980,514)	4,454,688
Contract owners’ equity at beginning of period	655,963	1,013,166	4,939,572	11,962,342	2,717,199	6,429,929	8,491,264	4,036,576

Contract owners’ equity at end of period	$1,354,290	655,963	9,167,325	4,939,572	3,641,615	2,717,199	7,510,750	8,491,264

CHANGE IN UNITS:
Beginning units	39,516	54,142	124,848	197,031	112,486	141,414	620,231	466,095
Units purchased	447,564	324,133	367,694	346,066	363,440	199,548	882,391	1,705,136
Units redeemed	(425,369)	(338,759)	(337,873)	(418,249)	(373,696)	(228,476)	(930,701)	(1,551,000)

Ending units	61,711	39,516	154,669	124,848	102,230	112,486	571,921	620,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROPHR		PROPM		PRORE		PRORRO
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(9,119)	(18,299)	(43,756)	(42,192)	-	-	(10,947)	(36,997)
Realized gain (loss) on investments	(81,216)	(170,790)	(171,457)	(506,412)	-	(13)	442,909	747,259
Change in unrealized gain (loss) on investments	(1,738)	(37,101)	(83,459)	137,574	-	-	(492,715)	382,297
Reinvested capital gains	24,668	77,902	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67,405)	(148,288)	(298,672)	(411,030)	-	(13)	(60,753)	1,092,559

Equity transactions:
Purchase payments received from contract owners (note 4)	243	910	4,989	17,843	-	-	-	-
Transfers between funds	(164,066)	(8,806)	106,246	496,380	-	13	(1,226,986)	2,754,435
Redemptions (notes 2, 3, and 4)	(112,261)	(323,445)	(152,167)	(245,342)	-	-	(154,937)	(269,308)
Adjustments to maintain reserves	(90)	13	(64)	162	-	-	(1,322,074)	(534,873)

Net equity transactions	(276,174)	(331,328)	(40,996)	269,043	-	13	(2,703,997)	1,950,254

Net change in contract owners’ equity	(343,579)	(479,616)	(339,668)	(141,987)	-	-	(2,764,750)	3,042,813
Contract owners’ equity at beginning of period	1,137,384	1,617,000	2,479,762	2,621,749	-	-	3,175,177	132,364

Contract owners’ equity at end of period	$793,805	1,137,384	2,140,094	2,479,762	-	-	410,427	3,175,177

CHANGE IN UNITS:
Beginning units	53,383	69,790	625,060	581,754	-	-	444,009	71,120
Units purchased	360,384	235,150	2,794,094	2,743,924	-	121	482,376	3,208,412
Units redeemed	(373,984)	(251,557)	(2,882,395)	(2,700,618)	-	(121)	(781,215)	(2,835,523)

Ending units	39,783	53,383	536,759	625,060	-	-	145,170	444,009

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROSCN		PROSEM		PROSIN		PROSN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(220,917)	(63,048)	(423)	(3,701)	(546)	(4,542)	(2,688)	(10,131)
Realized gain (loss) on investments	2,439,899	(1,507,138)	15,241	(28,541)	(33,098)	51,587	(82,288)	164,929
Change in unrealized gain (loss) on investments	5,916,149	(1,235,906)	(38)	169	(180)	2,168	(13,590)	1,587
Reinvested capital gains	170,128	221,655	23	656	-	-	157	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,305,259	(2,584,437)	14,803	(31,417)	(33,824)	49,213	(98,409)	156,385

Equity transactions:
Purchase payments received from contract owners (note 4)	18,657	10,512	-	(7)	-	38	(2)	-
Transfers between funds	13,367,025	(1,691,113)	(23,153)	53,823	(81,625)	96,082	57,580	407
Redemptions (notes 2, 3, and 4)	(737,923)	(327,461)	(397)	(9,939)	(9,560)	(64,631)	(39,935)	(12,297)
Adjustments to maintain reserves	1,224,883	332	(8)	(8,086)	(16)	(1,184)	(11)	3,951

Net equity transactions	13,872,642	(2,007,730)	(23,558)	35,791	(91,201)	30,305	17,632	(7,939)

Net change in contract owners’ equity	22,177,901	(4,592,167)	(8,755)	4,374	(125,025)	79,518	(80,777)	148,446
Contract owners’ equity at beginning of period	2,712,713	7,304,880	13,439	9,065	130,191	50,673	179,108	30,662

Contract owners’ equity at end of period	$24,890,614	2,712,713	4,684	13,439	5,166	130,191	98,331	179,108

CHANGE IN UNITS:
Beginning units	69,215	115,218	4,295	3,048	50,332	21,044	249,528	58,292
Units purchased	461,727	197,439	596,221	2,422,088	514,870	3,011,869	2,587,574	11,015,039
Units redeemed	(223,614)	(243,442)	(598,783)	(2,420,841)	(562,953)	(2,982,581)	(2,633,016)	(10,823,803)

Ending units	307,328	69,215	1,733	4,295	2,249	50,332	204,086	249,528

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROTEC		PROTEL		PROUN		PROUSN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(211,190)	(125,132)	(5,686)	(37)	(63,036)	(114,231)	(4,424)	(7,352)
Realized gain (loss) on investments	(902,101)	(847,676)	93,677	(56,052)	120,686	(4,529,256)	(309,878)	(52,793)
Change in unrealized gain (loss) on investments	4,884,657	(4,677,352)	51,127	(21,563)	1,752,937	(10,916,471)	(38,011)	38,026
Reinvested capital gains	2,062,741	1,500,987	-	-	-	2,197,834	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,834,107	(4,149,173)	139,118	(77,652)	1,810,587	(13,362,124)	(352,313)	(22,119)

Equity transactions:
Purchase payments received from contract owners (note 4)	24,281	21,406	136	102	1,130	72,639	2,261	(573)
Transfers between funds	12,636,260	(2,141,982)	1,148,685	(169,513)	511,596	(31,361,250)	(340,673)	722,206
Redemptions (notes 2, 3, and 4)	(1,580,612)	(776,441)	(101,854)	(64,459)	(320,274)	(890,604)	(538)	(10,472)
Adjustments to maintain reserves	(124)	74	(39)	(12)	31	108,976	(13)	(229)

Net equity transactions	11,079,805	(2,896,943)	1,046,928	(233,882)	192,483	(32,070,239)	(338,963)	710,932

Net change in contract owners’ equity	16,913,912	(7,046,116)	1,186,046	(311,534)	2,003,070	(45,432,363)	(691,276)	688,813
Contract owners’ equity at beginning of period	5,709,576	12,755,692	180,611	492,145	2,844,407	48,276,770	790,237	101,424

Contract owners’ equity at end of period	$22,623,488	5,709,576	1,366,657	180,611	4,847,477	2,844,407	98,961	790,237

CHANGE IN UNITS:
Beginning units	161,613	228,315	15,159	31,850	24,822	159,065	21,238,538	4,316,879
Units purchased	529,266	109,472	486,079	143,417	86,506	102,551	159,497,900	146,219,347
Units redeemed	(288,302)	(176,174)	(412,999)	(160,108)	(91,386)	(236,794)	(174,419,353)	(129,297,688)

Ending units	402,577	161,613	88,239	15,159	19,942	24,822	6,317,085	21,238,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROUTL		PVEIB		PVEIIA		PVIGIB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,361)	(24,062)	165,480	40,891	8,257	915	4,676	6,876
Realized gain (loss) on investments	(495,111)	269,649	294,158	170,343	(379)	(13,607)	(31,414)	(38,015)
Change in unrealized gain (loss) on investments	96,842	(438,374)	1,247,293	(2,249,589)	105,258	5,583	210,564	(92,556)
Reinvested capital gains	-	41,101	1,103,609	1,389,224	27,729	7,120	-	30,077

Net increase (decrease) in contract owners’ equity resulting from operations	(403,630)	(151,686)	2,810,540	(649,131)	140,865	11	183,826	(93,618)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,713	106,584	2,398,752	1,876,922	868,374	431,256	90,493	100,908
Transfers between funds	(227,151)	141,290	224,912	1,992,685	246,738	5,931	40,666	119,899
Redemptions (notes 2, 3, and 4)	(419,985)	(443,264)	(1,321,840)	(1,504,802)	(71,061)	(15,647)	(41,961)	(14,713)
Adjustments to maintain reserves	(77)	257	(94)	485	(2)	1,155	(14)	(14)

Net equity transactions	(636,500)	(195,133)	1,301,730	2,365,290	1,044,049	422,695	89,184	206,080

Net change in contract owners’ equity	(1,040,130)	(346,819)	4,112,270	1,716,159	1,184,914	422,706	273,010	112,462
Contract owners’ equity at beginning of period	4,087,646	4,434,465	18,735,458	17,019,299	430,285	7,579	940,978	828,516

Contract owners’ equity at end of period	$3,047,516	4,087,646	22,847,728	18,735,458	1,615,199	430,285	1,213,988	940,978

CHANGE IN UNITS:
Beginning units	185,664	196,953	1,029,746	895,184	44,052	751	66,519	53,965
Units purchased	290,553	391,327	307,896	401,098	130,580	48,128	62,439	41,088
Units redeemed	(322,277)	(402,616)	(241,392)	(266,536)	(31,528)	(4,827)	(55,873)	(28,534)

Ending units	153,940	185,664	1,096,250	1,029,746	143,104	44,052	73,085	66,519

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVNOB		PVTIGB		TRBCGP		TRHS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(19)	-	(3,642)	1,822	(12,499)	(14,284)	(305,416)	(309,841)
Realized gain (loss) on investments	-	-	3,959	(80,536)	(27,923)	(2,042,122)	420,548	903,412
Change in unrealized gain (loss) on investments	1,530	-	49,146	2,788	1,498,754	(305,677)	(727,664)	(5,404,850)
Reinvested capital gains	-	-	-	30,800	-	175,680	1,018,167	461,013

Net increase (decrease) in contract owners’ equity resulting from operations	1,511	-	49,463	(45,126)	1,458,332	(2,186,403)	405,635	(4,350,266)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	207,767	130,262	156,419	1,064,549	1,402,082	2,138,899
Transfers between funds	9,834	-	198,893	(134,719)	(956,113)	(566,690)	(33,509)	656,161
Redemptions (notes 2, 3, and 4)	-	-	(15,259)	(8,794)	(483,435)	(433,482)	(1,649,183)	(1,993,409)
Adjustments to maintain reserves	(1)	-	(11)	1,832	(9)	(6,716)	(70)	17,274

Net equity transactions	9,833	-	391,390	(11,419)	(1,283,138)	57,661	(280,680)	818,925

Net change in contract owners’ equity	11,344	-	440,853	(56,545)	175,194	(2,128,742)	124,955	(3,531,341)
Contract owners’ equity at beginning of period	-	-	151,741	208,286	3,335,717	5,464,459	27,405,926	30,937,267

Contract owners’ equity at end of period	$11,344	-	592,594	151,741	3,510,911	3,335,717	27,530,881	27,405,926

CHANGE IN UNITS:
Beginning units	-	-	17,897	20,720	450,881	452,603	1,726,923	1,681,087
Units purchased	979	-	47,980	21,120	36,966	227,655	284,785	646,755
Units redeemed	-	-	(6,019)	(23,943)	(168,871)	(229,377)	(303,004)	(600,919)

Ending units	979	-	59,858	17,897	318,976	450,881	1,708,704	1,726,923

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRLT1		TRMCG2		VEEMS		VVGGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$13,114	3,275	(4,775)	-	17,485	(10,252)	(69,483)	(64,651)
Realized gain (loss) on investments	(824)	(1,623)	(16,568)	-	(45,979)	(412,136)	(623,279)	(965,061)
Change in unrealized gain (loss) on investments	9,467	(6,053)	56,059	-	91,220	(204,849)	961,823	57,844
Reinvested capital gains	-	526	42,555	-	-	149,911	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,757	(3,875)	77,271	-	62,726	(477,326)	269,061	(971,868)

Equity transactions:
Purchase payments received from contract owners (note 4)	258,813	146,964	582,801	-	12,145	72,042	667,718	324,720
Transfers between funds	(4,894)	180,714	115,632	-	95,848	378,785	566,684	17,715
Redemptions (notes 2, 3, and 4)	(14,385)	(3,506)	(2,588)	-	(70,394)	(28,059)	(399,666)	(284,675)
Adjustments to maintain reserves	(6)	(4)	(8)	-	(23)	(54)	(61)	7,483

Net equity transactions	239,528	324,168	695,837	-	37,576	422,714	834,675	65,243

Net change in contract owners’ equity	261,285	320,293	773,108	-	100,302	(54,612)	1,103,736	(906,625)
Contract owners’ equity at beginning of period	332,778	12,485	-	-	733,456	788,068	4,597,034	5,503,659

Contract owners’ equity at end of period	$594,063	332,778	773,108	-	833,758	733,456	5,700,770	4,597,034

CHANGE IN UNITS:
Beginning units	35,074	1,252	-	-	98,526	78,885	379,537	389,322
Units purchased	29,574	35,400	560,611	-	16,062	178,565	376,470	213,284
Units redeemed	(4,776)	(1,578)	(491,373)	-	(11,101)	(158,924)	(324,077)	(223,069)

Ending units	59,872	35,074	69,238	-	103,487	98,526	431,930	379,537

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWEM		VWHA		VWHAS		VVEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$57	-	(15,312)	(2,288)	115,545	31,509	2,666	7,953
Realized gain (loss) on investments	1	-	(920,761)	737,030	686,095	1,908,391	29,670	(66,252)
Change in unrealized gain (loss) on investments	94	16	(183,250)	(510,190)	(1,206,395)	(1,578,285)	(25,719)	29,310
Reinvested capital gains	-	-	-	-	-	-	7,152	42,680

Net increase (decrease) in contract owners’ equity resulting from operations	152	16	(1,119,323)	224,552	(404,755)	361,615	13,769	13,691

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,500	24,656	12,692	278,636	117,664	156,126	889,844
Transfers between funds	178	-	(17,396,773)	17,956,459	(299,601)	(747,170)	(901,986)	(115,430)
Redemptions (notes 2, 3, and 4)	(22)	-	(320,077)	(426,376)	(977,920)	(778,074)	(7,654)	(62,179)
Adjustments to maintain reserves	(3)	-	(91)	2,940	87	(659)	(8)	3,854

Net equity transactions	153	1,500	(17,692,285)	17,545,715	(998,798)	(1,408,239)	(753,522)	716,089

Net change in contract owners’ equity	305	1,516	(18,811,608)	17,770,267	(1,403,553)	(1,046,624)	(739,753)	729,780
Contract owners’ equity at beginning of period	1,516	-	20,783,179	3,012,912	8,801,134	9,847,758	903,856	174,076

Contract owners’ equity at end of period	$1,821	1,516	1,971,571	20,783,179	7,397,581	8,801,134	164,103	903,856

CHANGE IN UNITS:
Beginning units	220	-	2,905,829	461,618	803,807	960,317	88,534	16,879
Units purchased	25	220	1,175,494	2,758,853	136,922	391,060	31,639	92,858
Units redeemed	(3)	-	(3,783,969)	(314,642)	(230,451)	(547,570)	(105,251)	(21,203)

Ending units	242	220	297,354	2,905,829	710,278	803,807	14,922	88,534

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVHGB		VVI		VVMCI		VVSTC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$81,281	58,282	43,237	22,175	24,212	12,337	74,297	41,782
Realized gain (loss) on investments	(76,236)	(83,036)	(558,479)	(433,204)	(70,807)	(81,936)	(61,196)	(106,778)
Change in unrealized gain (loss) on investments	336,553	(521,602)	932,587	(918,064)	496,081	(434,947)	326,388	(174,128)
Reinvested capital gains	-	24,907	120,704	459,344	43,471	171,283	-	26,195

Net increase (decrease) in contract owners’ equity resulting from operations	341,598	(521,449)	538,049	(869,749)	492,957	(333,263)	339,489	(212,929)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,611,107	1,076,746	1,050,670	2,220,534	1,509,892	1,389,849	2,262,708	1,671,645
Transfers between funds	321,475	67,823	(236,362)	167,865	291,657	(158,706)	360,801	1,002,866
Redemptions (notes 2, 3, and 4)	(275,471)	(415,820)	(285,451)	(383,931)	(220,905)	(176,463)	(332,536)	(1,016,969)
Adjustments to maintain reserves	(5)	(3)	(6)	(3,157)	(3)	(13)	(5)	(14)

Net equity transactions	3,657,106	728,746	528,851	2,001,311	1,580,641	1,054,667	2,290,968	1,657,528

Net change in contract owners’ equity	3,998,704	207,297	1,066,900	1,131,562	2,073,598	721,404	2,630,457	1,444,599
Contract owners’ equity at beginning of period	3,615,332	3,408,035	3,223,326	2,091,764	2,271,909	1,550,505	4,345,975	2,901,376

Contract owners’ equity at end of period	$7,614,036	3,615,332	4,290,226	3,223,326	4,345,507	2,271,909	6,976,432	4,345,975

CHANGE IN UNITS:
Beginning units	422,915	344,801	421,490	190,494	208,707	115,256	463,019	290,454
Units purchased	673,040	170,626	224,144	426,083	218,972	187,203	471,143	372,928
Units redeemed	(249,555)	(92,512)	(154,698)	(195,087)	(81,906)	(93,752)	(231,748)	(200,363)

Ending units	846,400	422,915	490,936	421,490	345,773	208,707	702,414	463,019

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVTISI		VVTSM		VRVDRA
	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$88,738	72,440	31,356	33,316	39,125	(11,819)
Realized gain (loss) on investments	(138,501)	(118,509)	(122,585)	(80,870)	69,582	519,597
Change in unrealized gain (loss) on investments	715,642	(512,964)	976,084	(970,900)	238,195	(2,167,060)
Reinvested capital gains	43,877	86,239	225,118	239,413	40,731	110,713

Net increase (decrease) in contract owners’ equity resulting from operations	709,756	(472,794)	1,109,973	(779,041)	387,633	(1,548,569)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,864,702	1,218,509	2,164,869	920,561	96,188	331,591
Transfers between funds	(147,561)	661,555	(148,684)	28,866	955,089	(643,495)
Redemptions (notes 2, 3, and 4)	(333,497)	(422,254)	(249,126)	(402,077)	(141,788)	(502,303)
Adjustments to maintain reserves	(5)	35	(5)	44	(70)	(1,708)

Net equity transactions	2,383,639	1,457,845	1,767,054	547,394	909,419	(815,915)

Net change in contract owners’ equity	3,093,395	985,051	2,877,027	(231,647)	1,297,052	(2,364,484)
Contract owners’ equity at beginning of period	3,523,713	2,538,662	3,462,502	3,694,149	3,826,854	6,191,338

Contract owners’ equity at end of period	$6,617,108	3,523,713	6,339,529	3,462,502	5,123,906	3,826,854

CHANGE IN UNITS:
Beginning units	355,864	214,590	320,057	273,616	344,256	407,114
Units purchased	377,087	218,769	265,655	145,890	141,489	180,722
Units redeemed	(152,614)	(77,495)	(118,843)	(99,449)	(64,123)	(243,580)

Ending units	580,337	355,864	466,869	320,057	421,622	344,256

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)*

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1 (CLVLG1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)

Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)

Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)*

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)*

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

ProFunds

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Staples (PROCG)

ProFund VP Consumer Discretionary (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Energy (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)*

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Communication Services (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	1/18/2022
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)	2/9/2022
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)	2/15/2022
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	2/16/2022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3/11/2022
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	3/11/2022
Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)	3/21/2022
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)	3/24/2022
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)	3/24/2022
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)	3/30/2022
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)	4/6/2022
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)	4/21/2022
Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)	4/21/2022
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	4/21/2022
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)	4/21/2022
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)	4/21/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	5/16/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)	5/17/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)	5/17/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)	5/17/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)	5/18/2022
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)	6/9/2022
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)	6/16/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	6/29/2022
Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)	7/25/2022
MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)	12/7/2022

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)	12/23/2022
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)	12/23/2022
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)	12/30/2022
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)	7/10/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	7/7/2023
Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)	6/13/2023
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)	5/9/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)	4/28/2023
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	6/14/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)	6/15/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	7/25/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	6/8/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)		4/27/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)		4/27/2023

For the one-year period ended December 31, 2023, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2023.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1 (JPSCE1)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)	4/28/2023

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)	4/28/2023

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)	4/28/2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023

ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023

ARLPE3	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	5/1/2023

AMVM1	American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1	American Funds Insurance Series(R) - Mortgage Fund: Class 1	5/1/2023

CLVLG1	Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1	Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1	5/1/2023

HTDEIA	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA	Hartford Disciplined Equity HLS Fund - Class IA	5/1/2023

HTMCIA	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA	Hartford MidCap HLS Fund - Class IA	5/1/2023

MGRFV	The Merger Fund VL - The Merger Fund VL: Class I	The Merger Fund VL - The Merger Fund VL	5/1/2023

NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023

NVNMO2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	5/1/2023

NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023

NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023

NBARMS	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares	5/1/2023
PROBM	ProFund VP Materials	ProFund VP Basic Materials	5/1/2023

PROCG	ProFund VP Consumer Staples	ProFund VP Consumer Goods	5/1/2023

PROCS	ProFund VP Consumer Services	ProFunds - ProFund VP Consumer Discretionary	5/1/2023

PROOG	ProFund VP Energy	ProFund VP Oil & Gas	5/1/2023

PROTEL	ProFund VP Communication Services	ProFund VP Telecommunications	5/1/2023

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $3,538,096 and $2,092,807, respectively, and total transfers from the Separate Account to the fixed account were $3,460,687 and $2,086,235, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$38,773	$74,143
ALVGIA	655,120	51,678
ALVIVB	295,320	453,084
ALVSVA	55,605	8,572
AASCO	137,872	24,019
ALCAI2	111,966	13,777
WFVSG1	282,549	82,651
AAEIP3	1,333,084	1,955,469
ARLPE3	136,113	347,119
ACVGI	110,311	341,234
ACVI	107,343	11,529
ACVIG	152,081	2,174,028
ACVIP1	216,686	608,773
ACVIP2	2,909,338	5,087,521
ACVMV2	1,130,498	921,814
ACVU1	349,296	520,192
ACVV	1,390,645	1,780,757
ACVV2	425,430	564,829
AFGC	577,939	121,120
AFGF	1,659,461	436,248
AMVBA1	1,406,858	452,329
AMVBC4	5,012,540	7,530,427
AMVCB4	3,934,023	2,327,385
AMVGS4	595,982	1,290,305
AMVGV2	6,146,345	5,334,340
AMVI4	352,843	1,851,395
AMVIG1	14,646	5,938
AMVM1	278,624	60,613
AMVNW1	653,766	165,106
AMVNW4	1,486,746	2,733,047
PIHYB2	6,315	7,306
PIVFI	22,915	25,694
BRVDA3	359,296	399,842
BRVED3	1,349,429	1,268,264
BRVEDI	1,702,021	543,512
BRVHY3	2,739,976	3,217,461
BRVHYI	639,196	195,920
BRVMMI	400,953	103,880
BRVSII	992,690	121,228
BRVTR1	313,220	30,074
BRVTR3	3,888,208	3,321,119
MLVGA3	2,159,063	4,169,610
DCAP	14,424	1,645
DSRG	6,763	12,408
DVMCSS	699,573	1,442,613
CVN1II	911,796	148,148
SASP5I	8,002,078	2,745,405
CLSCV1	127,921	196,239
CLVAB1	535,690	78,469

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

CLVEM1	128,478	50,611
CLVHY1	41,365	9,200
CLVHY2	1,811,472	1,755,825
CLVIB1	601,727	24,630
CLVLD1	72,293	24,622
CLVLG1	-	1,365
CLVLV1	324,048	787,696
CLVPB1	1,105	17,765
CLVSE1	156,694	26,580
CLVTB1	135,871	8,479
CSCRS	972,283	950,887
CSCRS2	214,319	66,741
DWVEMD	148,774	228,631
DWVSVS	1,074,790	1,278,334
DWVSVT	28,697	8,010
DFVIV	1,087,124	455,531
ETVFR	3,237,982	4,101,036
FHIB	574,179	79,036
FQB	160,833	13,950
FVUS2	119,757	503,079
FAM2	9,890	76,625
FB2	18,480,779	9,888,068
FC2	6,900,674	3,393,826
FEI2	2,828,098	2,415,771
FEIP	1,676,138	168,739
FEMS2	2,402,242	2,471,605
FG2	11,454,453	19,793,516
FGI2	4,685,684	3,535,519
FHI2	670,936	576,620
FICAP	825,182	111,538
FIGBP	2,838,649	179,225
FIGBP2	6,630,131	4,715,804
FIP	2,600,931	620,243
FMCP	546,073	86,493
FMMP	2,683,808	1,741,571
FNRS2	2,104,254	2,279,099
FRESS2	1,809,567	1,836,085
FVFRHI	715,623	28,815
FVIII	665,238	316,687
FVP	815,013	87,774
FVSII	501,050	72,366
FVSIS2	2,268,440	1,971,355
FVSS2	3,498,658	1,933,265
FEOVF	1,193,027	238,874
FTVFA2	98,360	1,673,054
FTVGI2	246,317	1,797,643
FTVIS2	5,353,605	3,994,036
FTVMD2	772,308	1,120,368
FTVUG2	253,947	3,551
GVGMNS	161,992	93,387
GVMSAS	859,139	938,999
GVFRB	1,061,669	1,306,621
RAF	2,580,572	4,230,981
RBF	356,008	1,830,095
RBKF	689,781	886,777
RBMF	754,449	1,250,269
RCPF	1,201,569	2,496,055
RELF	13,702,453	2,183,586
RENF	3,109,026	4,800,411
RESF	6,703,183	7,840,969

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

RFSF	1,185,113	1,935,847
RHCF	12,413,330	15,155,730
RHYS	284,012	413,200
RINF	524,891	977,304
RJNF	5,603,519	6,399,108
RLCE	603,655	728,933
RLCJ	1,627,743	1,559,351
RLF	426,368	693,663
RMED	1,037,424	1,128,332
RMEK	5,126,096	4,705,621
RNF	7,241,523	8,702,131
ROF	7,202,138	8,078,453
RPMF	4,924,891	5,207,998
RREF	2,546,995	2,884,426
RRF	186,408	778,326
RSRF	1,200,919	1,449,923
RTEC	1,840,374	3,814,797
RTEL	238,060	372,792
RTF	18,813,223	16,175,882
RTRF	641,479	1,064,514
RUF	3,348,905	4,059,678
RUGB	7,888,431	7,846,306
RUTL	622,233	2,215,452
RVARS	309,091	568,731
RVCMD	1,080,243	1,416,276
RVF	29,559,640	27,826,389
RVIDD	3,569,904	4,015,656
RVIMC	758,626	799,618
RVISC	4,233,069	4,546,054
RVLCG	2,194,370	5,060,619
RVLCV	7,164,587	10,996,298
RVLDD	7,382,706	10,976,782
RVMCG	4,285,590	4,724,153
RVMCV	1,910,712	3,242,088
RVMFU	240,616	827,816
RVSCG	5,190,075	5,570,571
RVSCV	3,195,674	3,842,213
RVSDL	3,809,219	4,556,517
RVWDL	2,289,367	3,186,945
HTDEIA	122,864	127,677
HTIOIA	5,820	36
HTMCIA	57,157	31,393
AVIE2	334,828	1,366,498
IVBRA2	426,429	1,354,876
IVEW52	2,139,731	2,915,130
IVEW5I	958,524	77,643
OVAG	419,554	125,532
OVGSS	4,842,525	4,796,870
OVIG	314,535	159,030
OVSC	122,213	28,017
OVSCS	5,094,938	4,023,490
WRASP	850,004	1,760,347
WRENG	114,772	745,515
JABS	3,958,473	4,882,106
JAFBS	1,083,946	551,129
JAGTS	7,280,054	8,085,842
JAIGS	404,425	14,555
JAMGS	3,713,767	2,398,674
LZREMI	113,234	61,025
LZREMS	220,395	1,038,971

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LPVAI	76,247	183,593
LPVCA2	493,927	385,113
LPVCII	1,668,153	377,353
LPVCMI	208,317	66,773
LPWHY2	310,245	715,688
SBVI	136,643	87,323
SBVSG2	685,845	1,459,185
LJPCBT	9,755,425	1,359,552
LJPMVS	2,675,051	670,528
LJPSCS	911,383	58,206
LJPUES	4,825,047	463,002
LOVSDC	2,642,385	2,649,714
LOVTRC	2,437,356	3,460,973
MNCPS2	1,456,436	1,091,380
MNHCBI	1,327,579	250,836
MNVFRI	182,329	372,259
MNWLGI	50,637	8,063
M3GRES	98,852	57,886
MEGS	136,168	29,596
MMCGSC	403,883	4,100
MV2CBI	73,720	958
MV2RII	86,268	13,800
MV2RIS	61,649	74,875
MV3LMS	35,490	90
MV3MVI	135,079	21,240
MV3MVS	1,670,754	1,430,699
MVBRES	549,303	614,071
MVFIC	407,513	193,993
MVGTAS	129,636	230,652
MVIGIC	584,846	98,033
MVIGSC	1,557,803	501,402
MVITSI	19,209	46,820
MVIVSC	2,852,314	1,987,815
MVUSC	1,426,135	2,703,349
MGRFV	606,166	2,409,175
MSEMB	817,525	1,584,328
MSGI2	1,760,013	1,173,516
MSVEG2	13,450,377	14,193,777
MSVEM	185,507	16,765
MSVGT2	48,984	178,059
VKVGR2	384,164	1,451,842
DTRTFB	894,421	1,030,356
EIF2	3,328,769	4,070,068
GBF	1,058,233	1,284,784
GBF2	563,103	874,506
GEM	123,287	162,893
GEM2	802,255	1,369,333
GVAAA2	14,286,193	12,604,728
GVABD2	2,461,093	2,556,028
GVAGG2	4,883,027	5,670,805
GVAGI2	8,326,754	6,077,924
GVAGR2	23,060,399	21,118,409
GVDMA	1,039,461	4,584,520
GVDMC	192,401	6,724,483
GVEX1	22,045,160	49,460,505
GVIDA	376,788	1,197,124
GVIDC	392,974	4,653,810
GVIDM	373,488	11,684,865
HIBF	715,267	659,695
IDPG2	83,784	732,985

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

IDPGI2	7,986	135,014
MCIF	13,383,203	17,682,452
MSBF	4,475,183	2,078,399
NAMAA2	1,150,824	656,986
NAMGI2	554,578	1,221,577
NCPG2	48,854	179,714
NCPGI2	294,427	495,800
NDESY	789,696	154,071
NIFY	1,232,350	326,263
NJMMA2	365,769	164,909
NLCGY	3,466,794	312,955
NUSTLY	2,741,421	318,717
NVAMV2	148,456	788,254
NVAMVZ	2,387,648	3,123,820
NVBX	4,557,417	4,331,125
NVCBD2	648,945	1,643,488
NVCCA2	1,257,540	2,294,096
NVCCN2	575,546	1,577,695
NVCMA2	751,265	1,590,835
NVCMC2	567,322	1,134,082
NVCMD2	1,537,030	3,755,269
NVCRA2	509,467	1,066,465
NVCRB2	3,057,633	2,590,748
NVDBL2	564,534	2,786,847
NVDCA2	1,411,838	3,515,063
NVFIII	2,025,567	1,057,332
NVGEII	732,436	666,201
NVIE6	595,806	597,497
NVIX	2,862,270	10,453,653
NVLCPP	3,220,538	3,855,141
NVLCPY	4,263	22,894
NVMGA2	573,258	292,921
NVMIG6	324,465	1,238,829
NVMIVZ	1,340,119	1,790,655
NVMLG2	20,949,656	16,594,107
NVMM2	184,978,370	218,061,631
NVMMG1	25,655	90,778
NVMMG2	5,245,378	6,895,926
NVMMV2	1,886,416	1,872,093
NVNMO1	39,016	368,146
NVNMO2	1,063,380	1,007,270
NVNSR2	163,229	119,744
NVOLG2	5,031,171	5,998,287
NVRE2	2,132,214	2,753,990
NVSIX2	4,032,505	6,942,269
NVSTB2	2,577,479	5,974,266
NVTIV3	11,707	27,877
SAM	1,475	429
SCF	554,685	1,354,219
SCF2	3,511,985	4,771,144
SCGF	300,687	519,927
SCGF2	10,536,213	10,260,671
SCVF	311,219	877,332
SCVF2	2,127,282	1,935,826
TRF	469,248	198,088
TRF2	1,297,503	336,193
AMSRS	12,447	26,803
NBARMS	173,438	390,918
NOTBBA	384,232	1,593,552
PSHYBI	130,494	992

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PSTRBI	290,082	10,814
PMUBA	444,413	1,235,350
PMVAAD	475,199	1,197,065
PMVEBD	478,816	715,321
PMVFAD	285,120	461,968
PMVFHI	909,778	180,211
PMVFHV	366,402	458,289
PMVGBD	121,279	301,287
PMVHYD	21,202,241	21,413,605
PMVHYI	80,819	926,689
PMVII	3,216,022	929,916
PMVIV	4,456,480	6,420,826
PMVLAD	9,970,554	9,270,279
PMVLDI	517,538	296,688
PMVRI	535,495	198,824
PMVRSD	2,207,062	2,557,777
PMVRSI	431,764	153,056
PMVSTA	4,986,212	4,405,888
PMVSTI	968,759	560,497
PMVTRI	1,098,566	271,209
PNVCA1	113,576	11,265
PNVCB1	868,775	44,210
PNVDI1	117,666	42,319
PNVMC1	422,501	75,503
PNVSC1	27,150	518
PNVST1	71,931	4,525
PROA30	13,436,239	13,780,010
PROAHY	2,650,239	2,808,711
PROBIO	7,593,933	7,943,763
PROBL	26,537,270	28,468,174
PROBM	4,365,162	4,381,681
PROBNK	6,704,090	6,670,658
PROBR	1,042,267	1,170,709
PROCG	3,735,213	3,572,245
PROCS	7,005,951	7,062,255
PROE30	4,005,963	4,253,026
PROEM	10,766,212	10,123,947
PROFIN	3,012,782	3,104,760
PROGVP	850,268	595,165
PROHC	3,780,444	4,361,653
PROIND	4,612,645	4,572,407
PROINT	6,845,179	7,079,916
PROJP	8,066,245	7,622,186
PRON	14,235,971	12,815,111
PRONET	10,292,822	10,113,650
PROOG	9,827,351	10,472,529
PROPHR	6,502,872	6,763,408
PROPM	9,313,500	9,398,189
PRORRO	1,318,188	2,713,088
PROSCN	23,117,028	10,518,487
PROSEM	1,669,448	1,693,398
PROSIN	1,241,935	1,333,666
PROSN	1,536,031	1,520,919
PROTEC	24,238,810	11,307,330
PROTEL	6,823,540	5,782,259
PROUN	13,411,477	13,282,060
PROUSN	2,910,285	3,253,657
PROUTL	5,535,286	6,177,069
PVEIB	5,202,877	2,631,963
PVEIIA	1,169,212	89,175

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PVIGIB	844,393	750,519
PVNOB	9,832	16
PVTIGB	444,048	56,290
TRBCGP	267,910	1,563,539
TRHS2	3,025,941	2,593,801
TRLT1	286,008	33,360
TRMCG2	5,315,371	4,581,747
VEEMS	151,948	96,863
VVGGS	4,541,881	3,776,627
VWEM	239	26
VWHA	8,177,506	25,885,013
VWHAS	954,857	1,838,197
VVEI	331,785	1,075,483
VVHGB	4,117,222	378,832
VVI	1,499,951	807,154
VVMCI	1,923,156	274,829
VVSTC	3,023,727	658,457
VVTISI	3,127,199	610,940
VVTSM	2,684,546	661,013
VRVDRA	1,483,645	494,300

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)
2023	0.65%	to	1.80%	38,711	$18.18	to	$15.69	$647,164	0.90%	11.93%	to	10.64%
2022	0.45%	to	1.80%	43,027	16.63	to	14.18	646,320	3.17%	-19.53%	to	-20.62%
2021	0.65%	to	1.80%	46,826	20.23	to	17.86	881,223	0.26%	12.63%	to	11.32%
2020	0.65%	to	1.80%	49,893	17.96	to	16.05	839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.30%	to	0.35%	66,545	10.90	to	10.89	725,127	0.55%	11.69%	to	11.64%
2022	0.35%			8,055	9.75			78,567	1.39%	-4.53%
2021	0.35%			4,912	10.22			50,182	0.00%	2.16%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.65%	to	1.90%	28,903	9.75	to	9.08	270,778	0.43%	14.09%	to	12.66%
2022	0.65%	to	1.90%	46,516	8.55	to	8.06	386,258	4.53%	-14.35%	to	-15.43%
2021	0.65%	to	1.90%	36,750	9.98	to	9.53	359,002	1.61%	10.13%	to	8.75%
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.35%			6,557	9.96			65,310	1.04%	16.77%
2022	0.35%			1,702	8.53			14,518	1.08%	-15.92%			****
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	0.35%			16,599	8.18			135,820	0.00%	16.08%
2022	0.35%			1,664	7.05			11,729	0.00%	-29.51%			****
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	0.35%			9,280	12.25			113,642	0.00%	42.63%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)
2023	0.30%	to	0.35%	105,161	6.98	to	6.97	733,405	0.00%	4.04%	to	3.99%
2022	0.30%	to	0.35%	73,604	6.71	to	6.70	493,514	0.00%	-34.50%	to	-34.53%
2021	0.30%	to	0.35%	59,470	10.24			608,995	0.00%	2.43%	to	2.38%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2023	0.45%	to	1.95%	362,468	12.95	to	11.10	4,297,494	2.91%	13.39%	to	11.69%
2022	0.45%	to	1.95%	430,473	11.42	to	9.94	4,545,718	4.17%	16.80%	to	15.04%
2021	0.45%	to	1.95%	437,123	9.78	to	8.64	3,972,933	2.70%	37.15%	to	35.09%
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2023	0.45%	to	1.95%	64,037	19.91	to	17.33	1,181,822	0.00%	28.22%	to	26.29%
2022	0.45%	to	1.95%	76,479	15.53	to	13.72	1,110,264	11.28%	-29.23%	to	-30.29%
2021	0.45%	to	2.10%	107,419	21.94	to	19.47	2,216,508	4.46%	23.38%	to	21.33%
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2023	0.30%	to	0.35%	96,020	13.29	to	13.27	1,275,396	0.11%	42.97%	to	42.90%
2022	0.30%	to	0.35%	114,516	9.30	to	9.29	1,064,161	0.00%	-31.49%	to	-31.52%
2021	0.30%	to	0.35%	117,540	13.57	to	13.56	1,594,814	0.00%	27.01%	to	26.95%
2020	0.35%			80	10.68			855	0.00%	6.85%			****
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.35%			22,696	8.14			184,822	1.26%	12.18%
2022	0.35%			10,434	7.26			75,745	1.44%	-25.02%
2021	0.35%			3,653	9.68			35,367	0.00%	-3.18%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.45%	to	1.95%	436,527	18.57	to	16.28	7,444,069	1.52%	8.17%	to	6.54%
2022	0.45%	to	2.20%	562,230	17.16	to	14.98	8,964,623	1.71%	-13.13%	to	-14.65%
2021	0.45%	to	2.20%	687,683	19.76	to	17.56	12,744,725	1.03%	23.09%	to	20.93%
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2023	0.30%	to	0.35%	62,022	9.10	to	9.09	563,793	3.44%	3.29%	to	3.24%
2022	0.30%	to	0.35%	106,617	8.81	to	8.80	938,589	5.92%	-13.14%	to	-13.18%
2021	0.35%			3,579	10.14			36,287	1.25%	1.39%			****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.45%	to	1.95%	1,281,162	12.03	to	9.92	14,090,569	3.28%	2.94%	to	1.39%
2022	0.45%	to	1.95%	1,515,094	11.69	to	9.79	16,273,486	5.99%	-13.47%	to	-14.77%
2021	0.45%	to	2.15%	1,652,915	13.50	to	11.24	20,507,712	3.26%	5.79%	to	3.98%
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2023	1.00%	to	1.65%	207,990	16.24	to	15.85	3,348,596	2.14%	4.97%	to	4.28%
2022	0.85%	to	1.65%	217,519	15.53	to	15.20	3,344,375	2.16%	-2.22%	to	-3.01%
2021	1.00%	to	1.65%	136,116	15.84	to	15.67	2,146,966	1.37%	21.79%	to	20.99%
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	0.35%	to	1.60%	99,264	9.63	to	29.32	2,588,681	0.00%	43.01%	to	41.22%
2022	0.35%	to	1.60%	106,695	6.74	to	20.76	2,081,824	0.00%	-32.61%	to	-33.46%
2021	1.15%	to	1.60%	95,856	32.16	to	31.20	3,068,316	0.00%	21.74%	to	21.19%
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	0.45%	to	1.95%	512,684	18.97	to	16.63	8,964,757	2.35%	8.61%	to	6.98%
2022	0.45%	to	2.10%	585,732	17.47	to	15.37	9,508,871	2.08%	0.09%	to	-1.56%
2021	0.45%	to	2.15%	574,186	17.45	to	15.56	9,407,513	1.74%	23.95%	to	21.83%
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2023	1.00%	to	1.65%	162,341	17.26	to	16.85	2,789,542	2.22%	7.93%	to	7.22%
2022	1.00%	to	1.65%	186,434	15.99	to	15.71	2,971,054	2.01%	-0.69%	to	-1.34%
2021	0.85%	to	1.65%	168,674	16.14	to	15.92	2,711,764	1.70%	23.22%	to	22.23%
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2023	0.35%			99,499	9.27			922,428	4.65%	2.85%
2022	0.35%			52,268	9.01			471,141	4.27%	-11.06%
2021	0.35%			35,368	10.13			358,443	1.86%	1.35%			****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2023	0.30%	to	0.35%	333,363	9.46	to	9.45	3,151,550	0.65%	38.40%	to	38.33%
2022	0.30%	to	0.35%	189,443	6.84	to	6.83	1,294,553	0.83%	-29.97%	to	-30.00%
2021	0.30%	to	0.35%	39,074	9.76			381,451	0.15%	-2.37%	to	-2.38%	****
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
2023	0.35%			279,195	9.28			2,591,072	3.97%	4.84%
2022	0.35%			181,391	8.85			1,605,712	4.04%	-12.57%
2021	0.35%			78,036	10.12			790,076	3.22%	1.25%			****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.85%	to	1.65%	2,166,204	20.20	to	18.87	42,852,615	1.69%	15.98%	to	15.05%
2022	0.85%	to	1.65%	2,346,136	17.42	to	16.40	40,100,304	1.76%	-9.46%	to	-10.19%
2021	0.85%	to	1.65%	2,284,772	19.24	to	18.26	43,227,206	1.34%	26.43%	to	25.41%
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2023	0.45%	to	1.95%	1,456,346	14.25	to	12.41	19,404,462	2.73%	8.27%	to	6.64%
2022	0.45%	to	1.95%	1,349,337	13.16	to	11.63	16,732,703	2.47%	-7.79%	to	-9.18%
2021	0.45%	to	2.15%	1,543,177	14.28	to	12.63	20,883,727	2.54%	14.17%	to	12.22%
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.45%	to	1.95%	349,659	18.89	to	16.06	6,099,507	0.03%	15.27%	to	13.53%
2022	0.45%	to	1.95%	394,439	16.39	to	14.15	5,999,386	0.00%	-30.01%	to	-31.06%
2021	0.45%	to	2.10%	412,454	23.41	to	20.25	9,016,392	0.00%	5.95%	to	4.19%
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2023	1.00%	to	1.65%	110,404	9.68	to	9.58	1,063,923	2.77%	1.86%	to	1.19%
2022	1.00%	to	1.65%	39,676	9.51	to	9.46	376,898	1.94%	-4.95%	to	-5.36%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2023	0.85%	to	1.65%	780,341	12.31	to	11.50	9,412,669	1.02%	14.58%	to	13.66%
2022	0.85%	to	1.65%	913,396	10.75	to	10.11	9,623,870	1.54%	-21.69%	to	-22.32%
2021	0.85%	to	1.65%	930,701	13.72	to	13.02	12,573,067	2.37%	-2.55%	to	-3.33%
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
2023	0.35%			1,494	9.83			14,688	2.91%	15.67%
2022	0.35%			538	8.50			4,572	0.04%	-15.30%
2021	0.30%	to	0.35%	102,392	10.04	to	10.03	1,027,367	3.60%	0.36%	to	0.33%	****
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)
2023	0.30%	to	0.35%	63,165	9.32	to	9.31	588,171	4.61%	3.72%	to	3.67%
2022	0.35%			41,674	8.98			374,168	1.40%	-10.07%
2021	0.35%			38,556	9.98			384,938	1.19%	-0.67%			****
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
2023	0.30%	to	0.35%	189,461	9.01	to	9.00	1,705,597	1.94%	15.87%	to	15.81%
2022	0.30%	to	0.35%	134,009	7.78	to	7.77	1,041,489	1.70%	-22.09%	to	-22.13%
2021	0.30%	to	0.35%	96,965	9.98			967,765	1.32%	-0.17%	to	-0.20%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.85%	to	1.65%	1,185,547	15.08	to	14.08	17,606,580	1.22%	14.69%	to	13.77%
2022	0.85%	to	1.65%	1,277,759	13.15	to	12.37	16,560,247	1.10%	-22.91%	to	-23.53%
2021	0.85%	to	1.65%	1,315,142	17.05	to	16.18	22,173,380	0.67%	3.74%	to	2.90%
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2023	0.95%	to	1.40%	7,781	25.39	to	15.40	124,210	5.33%	9.46%
2022	0.95%	to	1.40%	8,172	23.20	to	14.07	119,024	4.85%	-12.69%	to	-12.66%
2021	0.95%	to	1.40%	8,316	26.57	to	16.10	138,689	4.89%	4.02%	to	3.97%
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)
2023	0.35%			12,715	10.58			134,496	0.85%	28.48%
2022	0.35%			13,483	8.23			111,002	1.04%	-17.67%			****
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2023	0.45%	to	1.90%	176,229	16.07	to	14.05	2,621,283	1.85%	14.80%	to	13.13%
2022	0.45%	to	1.90%	180,137	14.00	to	12.42	2,360,524	1.92%	-15.42%	to	-16.65%
2021	0.45%	to	1.90%	182,273	16.55	to	14.90	2,838,700	1.54%	11.20%	to	9.58%
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2023	0.45%	to	1.95%	318,155	19.96	to	17.77	6,008,522	1.78%	11.49%	to	9.81%
2022	0.45%	to	1.95%	333,039	17.91	to	16.18	5,670,557	1.45%	-4.54%	to	-5.97%
2021	0.45%	to	1.95%	354,131	18.76	to	17.21	6,366,169	1.30%	19.76%	to	17.95%
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
2023	0.30%	to	0.35%	278,171	13.94	to	13.92	3,875,134	2.12%	11.90%	to	11.85%
2022	0.30%	to	0.35%	207,121	12.46	to	12.45	2,578,956	1.71%	-4.13%	to	-4.18%
2021	0.30%	to	0.35%	193,695	13.00	to	12.99	2,516,738	1.31%	20.18%	to	20.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.85%	to	1.65%	1,230,738	13.39	to	12.50	16,076,906	6.30%	11.98%	to	11.08%
2022	0.85%	to	1.65%	1,334,926	11.95	to	11.25	15,626,560	4.99%	-11.32%	to	-12.04%
2021	0.85%	to	1.65%	1,569,508	13.48	to	12.79	20,789,903	4.34%	4.33%	to	3.49%
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2023	0.30%	to	0.35%	179,463	10.82	to	10.80	1,939,284	6.41%	12.87%	to	12.81%
2022	0.30%	to	0.35%	145,234	9.59	to	9.58	1,390,932	5.08%	-10.62%	to	-10.66%
2021	0.30%	to	0.35%	93,268	10.72			999,815	2.65%	5.02%	to	4.97%	****
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
2023	0.30%	to	0.35%	65,313	10.54	to	10.52	687,585	4.82%	4.55%	to	4.49%
2022	0.30%	to	0.35%	38,768	10.08	to	10.07	390,521	1.61%	1.08%	to	1.03%
2021	0.30%	to	0.35%	17,989	9.97			179,337	0.00%	-0.27%	to	-0.31%	****
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
2023	0.30%	to	0.35%	189,039	12.23	to	12.21	2,309,150	1.66%	16.35%	to	16.29%
2022	0.30%	to	0.35%	117,396	10.51	to	10.50	1,232,795	1.27%	-20.70%	to	-20.74%
2021	0.30%	to	0.35%	74,333	13.25			984,617	2.20%	14.23%	to	14.17%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2023	0.35%			65,161	9.03			588,079	3.72%	5.46%
2022	0.35%			34,667	8.56			296,666	2.10%	-14.36%
2021	0.35%			2,781	9.99			27,790	0.00%	-0.07%		*	***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.45%	to	1.95%	1,118,292	10.38	to	9.24	10,970,124	3.56%	4.95%	to	3.37%
2022	0.45%	to	2.15%	1,087,478	9.89	to	8.82	10,259,991	1.90%	-14.66%	to	-16.12%
2021	0.45%	to	2.15%	1,411,456	11.59	to	10.51	15,725,527	1.38%	-2.13%	to	-3.80%
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.45%	to	1.95%	1,215,168	19.20	to	15.60	20,832,411	2.43%	11.99%	to	10.30%
2022	0.45%	to	1.95%	1,359,733	17.14	to	14.15	20,911,234	0.00%	-16.45%	to	-17.71%
2021	0.45%	to	2.10%	1,518,940	20.52	to	16.88	28,164,743	0.82%	5.94%	to	4.18%
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2023	0.35%			2,528	10.48			26,494	0.74%	20.55%
2022	0.35%			1,330	8.69			11,562	0.70%	-13.07%		*	***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.35%			755	7.90			5,963	0.55%	-23.14%		*	***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2023	0.45%	to	1.95%	504,290	18.80	to	16.24	8,830,146	0.56%	17.46%	to	15.69%
2022	0.45%	to	1.95%	565,476	16.01	to	14.03	8,491,543	0.45%	-14.67%	to	-15.95%
2021	0.45%	to	2.15%	624,257	18.76	to	16.44	11,066,183	0.44%	25.00%	to	22.86%
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)
2023	0.30%	to	0.35%	88,928	12.91	to	12.90	1,147,389	0.36%	53.94%	to	53.86%
2022	0.35%			6,358	8.38			53,293	0.24%	-16.18%	to	-16.18%	****
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2023	0.30%	to	0.35%	1,431,422	13.97	to	13.95	19,979,681	1.48%	25.85%	to	25.78%
2022	0.30%	to	0.35%	1,029,341	11.10	to	11.09	11,419,450	1.27%	-18.36%	to	-18.40%
2021	0.30%	to	0.35%	634,116	13.60	to	13.59	8,620,266	0.66%	28.29%	to	28.22%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2023	0.35%			20,825	11.13			231,704	0.73%	21.52%
2022	0.30%	to	0.35%	27,980	9.16			256,298	0.71%	-8.97%	to	-9.01%
2021	0.30%	to	0.35%	28,366	10.07	to	10.06	285,497	0.30%	0.67%	to	0.63%	****
Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)
2023	0.30%	to	0.35%	59,855	9.10	to	9.09	544,066	3.31%	5.27%	to	5.22%
2022	0.35%			8,879	8.64			76,678	3.09%	-13.64%		*	***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)
2021	0.30%	to	0.35%	8,689	11.54	to	11.53	100,218	0.00%	15.35%	to	15.32%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
2023	0.30%	to	0.35%	72,538	6.29	to	6.28	455,515	0.10%	9.13%	to	9.07%
2022	0.30%	to	0.35%	59,340	5.76	to	5.75	341,605	0.00%	-33.10%	to	-33.13%
2021	0.30%	to	0.35%	47,094	8.61			405,356	0.00%	-13.90%	to	-13.94%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)
2023	0.35%			6,676	10.22			68,247	5.89%	11.80%
2022	0.35%			3,664	9.14			33,504	1.94%	-8.56%		*	***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2023	0.45%	to	1.90%	325,197	12.43	to	11.27	3,855,754	5.50%	11.37%	to	9.75%
2022	0.45%	to	1.90%	334,252	11.16	to	10.27	3,580,773	4.36%	-11.18%	to	-12.47%
2021	0.85%	to	2.10%	478,912	12.33	to	11.62	5,786,814	5.30%	3.90%	to	2.59%
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)
2023	0.30%	to	0.35%	72,576	8.96	to	8.95	649,846	3.16%	6.02%	to	5.97%
2022	0.35%			6,307	8.45			53,279	2.18%	-15.52%		*	***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
2023	0.35%			19,923	9.91			197,379	3.42%	6.52%
2022	0.35%			15,473	9.30			143,913	0.81%	-6.40%
2021	0.35%			22,038	9.94			218,999	1.33%	-0.63%		*	***
Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1 (CLVLG1)
2023	0.35%			1,067	10.87			11,597	0.00%	39.05%
2022	0.35%			1,206	7.82			9,428	0.00%	-28.26%
2021	0.30%	to	0.35%	33,964	10.90			370,122	0.00%	9.01%	to	8.97%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2023	0.30%	to	0.35%	98,062	10.77	to	10.75	1,054,399	0.00%	5.08%	to	5.02%
2022	0.30%	to	0.35%	140,045	10.25	to	10.24	1,434,061	0.00%	-2.14%	to	-2.19%
2021	0.30%	to	0.35%	128,767	10.47			1,347,872	0.00%	4.70%	to	4.66%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
2023	0.35%			805	9.22			7,420	1.67%	5.93%
2022	0.35%			2,673	8.70			23,253	1.84%	-13.59%
2021	0.35%			2,501	10.07			25,180	1.19%	0.68%		*	***
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
2023	0.30%	to	0.35%	24,837	11.23	to	11.21	278,579	0.00%	9.59%	to	9.54%
2022	0.35%			12,207	10.24			124,959	0.00%	-3.09%
2021	0.35%			3,723	10.56			39,328	0.00%	5.64%		*	***
Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)
2023	0.35%			25,581	9.23			236,012	2.45%	5.55%
2022	0.35%			11,817	8.74			103,295	1.39%	-12.59%		*	***
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2023	0.65%	to	1.95%	130,703	7.42	to	6.20	882,017	27.17%	-9.70%	to	-10.88%
2022	0.45%	to	1.95%	169,880	8.43	to	6.96	1,282,069	23.08%	15.51%	to	13.77%
2021	0.45%	to	1.95%	258,937	7.30	to	6.12	1,694,935	8.27%	27.33%	to	25.41%
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
2023	0.30%	to	0.35%	31,613	14.43	to	14.40	455,623	19.84%	-9.17%	to	-9.21%
2022	0.30%	to	0.35%	27,581	15.88	to	15.87	437,732	15.84%	16.00%	to	15.94%
2021	0.30%	to	0.35%	22,477	13.69			307,675	8.12%	28.08%	to	28.01%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)
2023	0.30%	to	0.35%	45,389	8.74	to	8.72	395,929	1.69%	13.45%	to	13.40%
2022	0.30%	to	0.35%	55,304	7.70	to	7.69	425,527	4.28%	-27.80%	to	-27.84%
2021	0.30%	to	0.35%	50,405	10.67	to	10.66	537,427	0.00%	-3.13%	to	-3.18%	****
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.85%	to	1.65%	539,493	16.65	to	15.55	8,781,038	0.63%	8.17%	to	7.30%
2022	0.85%	to	1.65%	574,359	15.40	to	14.49	8,663,459	0.56%	-13.10%	to	-13.80%
2021	0.85%	to	1.65%	626,525	17.72	to	16.81	10,901,797	0.59%	32.88%	to	31.81%
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)
2023	0.35%			3,666	9.84			36,083	0.74%	9.06%
2022	0.35%			1,482	9.02			13,375	0.00%	-9.75%		*	***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.30%	to	0.35%	150,180	13.28	to	13.26	1,992,486	6.32%	17.51%	to	17.45%
2022	0.30%	to	0.35%	109,236	11.30	to	11.29	1,233,682	4.21%	-3.75%	to	-3.79%
2021	0.30%	to	0.35%	83,732	11.74	to	11.73	982,756	6.38%	17.39%	to	17.34%	****
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.45%	to	1.95%	1,722,723	12.81	to	11.23	20,577,994	8.20%	10.71%	to	9.05%
2022	0.45%	to	2.00%	1,923,941	11.57	to	10.26	20,926,719	4.63%	-3.17%	to	-4.68%
2021	0.45%	to	2.45%	1,772,449	11.95	to	10.44	20,078,585	2.89%	3.16%	to	1.09%
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2023	0.30%	to	0.35%	79,849	10.54	to	10.53	840,817	4.11%	12.38%	to	12.32%
2022	0.30%	to	0.35%	31,506	9.38	to	9.37	295,264	5.05%	-12.04%	to	-12.09%
2021	0.30%	to	0.35%	22,918	10.67	to	10.66	244,306	0.00%	4.53%	to	4.48%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.35%			23,491	9.53			223,892	2.23%	5.77%
2022	0.35%	to	1.30%	7,442	9.01	to	17.78	69,677	2.59%	-9.59%	to	-10.45%
2021	1.30%			298	19.86			5,918	2.50%	-2.68%
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2023	0.85%	to	1.65%	178,480	9.38	to	9.03	1,658,332	2.57%	3.31%	to	2.47%
2022	0.85%	to	1.65%	223,243	9.08	to	8.81	2,012,725	1.77%	-13.29%	to	-13.99%
2021	0.85%	to	1.65%	192,717	10.47	to	10.24	2,005,792	2.31%	-2.88%	to	-3.66%
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2023	0.45%	to	1.90%	14,985	18.51	to	15.37	255,316	1.82%	12.15%	to	10.52%
2022	0.45%	to	1.90%	19,636	16.51	to	13.91	298,816	1.59%	-15.53%	to	-16.76%
2021	0.45%	to	1.90%	27,220	19.54	to	16.71	489,819	1.15%	9.19%	to	7.60%
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.45%	to	1.95%	4,244,700	20.01	to	17.82	78,515,543	1.60%	20.69%	to	18.88%
2022	0.45%	to	2.20%	3,897,640	16.58	to	14.74	60,212,024	1.05%	-18.55%	to	-19.98%
2021	0.45%	to	2.20%	4,475,134	20.36	to	18.42	85,419,031	0.77%	17.46%	to	15.40%
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to	21.01%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.85%	to	1.65%	1,518,512	17.35	to	22.07	31,113,049	0.29%	31.99%	to	30.93%
2022	0.85%	to	1.65%	1,366,016	13.14	to	16.85	21,382,281	0.28%	-27.11%	to	-27.70%
2021	0.85%	to	1.65%	1,262,094	18.03	to	23.31	27,161,051	0.02%	26.43%	to	25.41%
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to	29.11%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2023	0.45%	to	1.95%	418,808	19.25	to	16.88	7,413,288	1.82%	9.88%	to	8.23%
2022	0.45%	to	1.95%	406,938	17.52	to	15.59	6,600,863	1.66%	-5.67%	to	-7.09%
2021	0.45%	to	2.15%	457,886	18.57	to	16.55	7,956,568	1.62%	24.04%	to	21.93%
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to	23.93%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2023	0.30%	to	0.35%	166,888	10.64	to	10.63	1,773,773	2.79%	10.32%	to	10.26%
2022	0.35%			21,791	9.64			210,011	2.49%	-5.29%		*	***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2023	0.45%	to	1.95%	744,260	11.66	to	10.70	8,329,077	1.96%	9.00%	to	7.36%
2022	0.45%	to	2.15%	765,931	10.70	to	9.87	7,914,486	1.55%	-20.73%	to	-22.08%
2021	0.45%	to	1.95%	731,605	13.50	to	12.77	9,609,784	2.10%	-2.85%	to	-4.31%
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to	26.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.45%	to	2.05%	2,996,240	32.55	to	28.29	91,338,534	0.00%	35.28%	to	33.11%
2022	0.45%	to	2.15%	3,410,903	24.06	to	21.08	77,409,287	0.35%	-24.98%	to	-26.26%
2021	0.45%	to	2.20%	3,670,127	32.07	to	28.50	111,764,591	0.00%	22.35%	to	20.20%
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to	30.63%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.45%	to	1.95%	1,066,533	22.87	to	20.36	23,010,583	1.52%	17.83%	to	16.06%
2022	0.45%	to	1.95%	1,050,627	19.40	to	17.54	19,390,402	1.45%	-5.60%	to	-7.02%
2021	0.45%	to	1.95%	1,065,151	20.56	to	18.86	20,965,167	2.47%	25.07%	to	23.19%
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to	26.63%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2023	0.45%	to	1.95%	96,824	12.42	to	10.88	1,100,470	6.16%	9.74%	to	8.09%
2022	0.45%	to	1.95%	93,350	11.31	to	10.07	979,553	4.20%	-12.07%	to	-13.39%
2021	0.45%	to	2.10%	137,461	12.87	to	11.51	1,658,357	4.94%	3.82%	to	2.10%
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to	11.90%
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)
2023	0.30%	to	0.35%	104,122	9.30	to	9.29	967,231	0.73%	27.12%	to	27.05%
2022	0.35%			20,403	7.31			149,131	0.50%	-26.65%
2021	0.35%			217	9.97			2,163	0.00%	-0.34%		*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2023	0.30%	to	0.35%	431,592	9.20	to	9.19	3,969,451	3.72%	5.89%	to	5.83%
2022	0.30%	to	0.35%	143,375	8.69			1,245,776	3.31%	-13.22%	to	-13.26%
2021	0.35%			3,600	10.01			36,048	0.43%	0.13%		*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2023	0.45%	to	1.95%	1,977,713	10.92	to	9.72	20,464,964	2.48%	5.52%	to	3.94%
2022	0.45%	to	2.10%	1,817,139	10.35	to	9.26	17,928,233	2.01%	-13.60%	to	-15.03%
2021	0.45%	to	2.15%	2,013,073	11.98	to	10.86	23,145,397	1.90%	-1.34%	to	-3.03%
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to	7.05%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2023	0.30%	to	0.35%	456,391	13.94	to	13.92	6,353,976	1.61%	25.82%	to	25.75%
2022	0.30%	to	0.35%	302,468	11.08	to	11.07	3,348,288	1.50%	-18.46%	to	-18.50%
2021	0.30%	to	0.35%	233,204	13.59	to	13.58	3,167,348	1.48%	28.19%	to	28.13%	****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2023	0.30%	to	0.35%	81,037	9.76	to	9.75	790,209	0.97%	14.73%	to	14.67%
2022	0.35%			31,999	8.50			272,078	0.84%	-15.04%
2021	0.35%			3,973	10.01			39,762	0.61%	0.08%		*	***
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2023	0.30%	to	0.35%	164,828	10.54	to	10.53	1,735,967	4.78%	4.60%	to	4.54%
2022	0.30%	to	0.35%	78,793	10.08	to	10.07	793,730	1.58%	1.15%	to	1.09%
2021	0.30%	to	0.35%	46,483	9.97	to	9.96	463,104	0.01%	-0.29%	to	-0.34%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.85%	to	1.65%	192,339	28.74	to	27.91	5,472,962	2.48%	-0.15%	to	-0.96%
2022	0.85%	to	1.65%	203,298	28.79	to	28.17	5,808,354	2.29%	61.49%	to	60.19%
2021	0.85%	to	1.65%	105,719	17.83	to	17.59	1,874,783	3.16%	53.51%	to	52.28%
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2023	0.45%	to	1.95%	404,781	11.90	to	10.75	5,003,967	2.33%	10.39%	to	8.74%
2022	0.45%	to	1.95%	439,281	10.78	to	9.89	4,954,379	1.14%	-28.02%	to	-29.10%
2021	0.45%	to	1.95%	470,528	14.97	to	13.95	7,413,671	1.00%	38.02%	to	35.94%
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to	20.55%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	1.00%	to	1.35%	62,962	10.71	to	10.69	673,742	7.87%	7.10%	to	6.85%	****
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
2023	0.30%	to	0.35%	194,898	11.36	to	11.34	2,211,287	3.09%	15.81%	to	15.75%
2022	0.30%	to	0.35%	167,015	9.81	to	9.80	1,636,944	2.58%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	93,793	11.72	to	11.71	1,098,625	4.55%	7.40%	to	7.34%	****
Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)
2023	0.30%	to	0.35%	131,006	11.62	to	11.61	1,521,643	1.73%	19.43%	to	19.37%
2022	0.30%	to	0.35%	69,540	9.73	to	9.72	676,456	1.75%	-4.40%	to	-4.45%
2021	0.35%			1,775	10.18			18,064	0.74%	1.77%		*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
2023	0.30%	to	0.35%	63,489	9.68	to	9.67	614,355	6.41%	9.08%	to	9.03%
2022	0.35%			19,648	8.87			174,309	4.83%	-11.57%
2021	0.35%			1,374	10.03			13,784	0.00%	0.32%		*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2023	0.45%	to	1.95%	1,296,986	12.48	to	10.86	15,092,339	4.34%	8.69%	to	7.05%
2022	0.45%	to	2.20%	1,313,747	11.48	to	9.94	14,148,885	3.51%	-11.92%	to	-13.46%
2021	0.45%	to	2.20%	1,393,630	13.03	to	11.48	17,157,951	2.75%	3.07%	to	1.25%
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to	8.22%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.85%	to	1.55%	211,525	11.53	to	11.39	2,431,225	1.16%	19.58%	to	18.74%
2022	0.85%	to	1.55%	76,563	9.64	to	9.60	737,280	0.85%	-3.60%	to	-4.05%	****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2023	0.85%	to	1.65%	176,358	12.47	to	12.11	2,176,861	0.00%	9.14%	to	8.27%
2022	1.00%	to	1.55%	108,828	11.38	to	11.22	1,234,815	2.59%	-9.08%	to	-9.59%
2021	0.85%	to	1.55%	58,730	12.55	to	12.41	733,501	1.38%	3.55%	to	2.82%
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.85%	to	1.90%	114,899	20.91	to	18.08	2,297,388	1.28%	13.64%	to	12.44%
2022	0.85%	to	1.90%	201,671	18.40	to	16.08	3,559,497	1.48%	-16.71%	to	-17.59%
2021	0.45%	to	1.90%	260,548	23.15	to	19.51	5,586,100	1.82%	11.18%	to	9.56%
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to	17.22%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.45%	to	1.95%	1,042,697	8.76	to	7.68	8,581,080	0.00%	2.42%	to	0.88%
2022	0.45%	to	1.95%	1,224,126	8.56	to	7.62	9,909,362	0.00%	-5.38%	to	-6.80%
2021	0.45%	to	2.15%	1,443,770	9.04	to	8.06	12,438,717	0.00%	-5.42%	to	-7.04%
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to	-0.18%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.45%	to	1.95%	1,227,232	16.54	to	14.07	18,630,744	5.35%	8.14%	to	6.51%
2022	0.45%	to	1.95%	1,270,360	15.29	to	13.21	18,001,926	4.73%	-5.90%	to	-7.31%
2021	0.45%	to	2.15%	1,375,520	16.25	to	14.00	20,832,890	4.99%	16.23%	to	14.25%
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to	13.16%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2023	0.45%	to	1.95%	400,708	19.63	to	16.70	7,139,407	2.49%	19.77%	to	17.97%
2022	0.45%	to	1.95%	449,562	16.39	to	14.15	6,755,188	1.32%	-5.18%	to	-6.60%
2021	0.45%	to	1.95%	541,574	17.28	to	15.15	8,678,801	2.64%	18.59%	to	16.81%
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2023	1.00%	to	1.35%	25,759	10.18	to	10.15	261,721	0.00%	1.78%	to	1.54%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	1.00%	to	1.95%	48,853	12.99	to	11.78	604,350	1.81%	14.42%	to	13.33%
2022	1.00%	to	1.90%	43,049	11.35	to	10.44	467,745	0.00%	-19.97%	to	-20.70%
2021	0.45%	to	2.45%	46,589	14.84	to	12.58	631,407	0.00%	15.65%	to	13.33%
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.45%	to	1.90%	177,992	11.34	to	10.44	1,947,117	6.79%	7.29%	to	5.73%
2022	0.65%	to	1.65%	195,768	10.47	to	9.99	2,004,640	4.69%	-7.14%	to	-8.08%
2021	0.65%	to	1.65%	66,907	11.28	to	10.87	740,719	1.28%	4.15%	to	3.11%
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2023	0.45%	to	1.95%	411,827	13.64	to	11.60	5,060,358	3.63%	10.62%	to	8.96%
2022	0.45%	to	1.95%	441,055	12.33	to	10.65	4,940,323	2.43%	-1.30%	to	-2.78%
2021	0.45%	to	2.10%	583,120	12.50	to	10.81	6,657,164	2.57%	2.04%	to	0.35%
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2023	1.15%	to	1.90%	827,101	0.18	to	0.15	143,188	0.69%	-32.64%	to	-33.15%
2022	0.45%	to	1.95%	7,595,997	0.67	to	0.23	2,073,806	0.00%	34.23%	to	32.22%
2021	1.15%	to	1.90%	3,825,573	0.20	to	0.17	712,199	0.00%	-26.32%	to	-26.87%
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	0.45%	to	1.95%	102,147	50.73	to	33.09	3,808,698	0.00%	5.06%	to	3.48%
2022	0.45%	to	2.15%	144,827	48.28	to	42.64	5,170,316	0.00%	-13.70%	to	-15.17%
2021	0.45%	to	2.15%	149,617	55.95	to	50.27	6,242,745	0.00%	0.97%	to	-0.76%
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
Rydex Variable Trust - Banking Fund (RBKF)
2023	0.65%	to	1.95%	143,069	9.19	to	9.64	1,531,755	1.07%	2.30%	to	0.97%
2022	0.65%	to	1.90%	161,352	8.98	to	9.66	1,712,267	1.29%	-17.55%	to	-18.59%
2021	0.65%	to	2.10%	187,887	10.89	to	10.76	2,431,801	0.62%	32.62%	to	30.69%
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2023	0.65%	to	1.95%	54,764	18.90	to	32.14	1,975,922	0.00%	8.26%	to	6.85%
2022	0.45%	to	2.15%	68,738	18.01	to	31.05	2,304,408	0.54%	-10.05%	to	-11.59%
2021	0.65%	to	2.15%	75,193	19.45	to	35.12	2,842,466	0.62%	22.14%	to	20.30%
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2023	0.65%	to	2.30%	115,634	28.53	to	31.78	4,198,591	1.33%	-3.93%	to	-5.52%
2022	0.45%	to	2.30%	151,603	30.63	to	33.64	5,785,887	0.70%	-1.35%	to	-3.18%
2021	0.45%	to	2.30%	169,936	31.05	to	34.75	6,532,549	0.85%	10.12%	to	8.07%
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
Rydex Variable Trust - Electronics Fund (RELF)
2023	0.90%	to	1.95%	355,101	51.57	to	44.87	18,524,879	0.00%	52.74%	to	51.74%
2022	0.90%	to	1.95%	87,349	33.76	to	29.57	2,924,023	0.00%	-33.65%	to	-34.01%
2021	0.45%	to	2.10%	153,634	56.16	to	52.22	7,699,966	0.00%	37.63%	to	35.35%
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Energy Fund (RENF)
2023	0.45%	to	1.95%	244,890	9.29	to	17.07	4,611,844	3.85%	1.16%	to	-0.36%
2022	0.45%	to	2.15%	344,175	9.19	to	17.98	6,462,360	0.60%	47.62%	to	45.11%
2021	0.45%	to	2.15%	413,034	6.22	to	12.39	5,345,184	0.73%	49.78%	to	47.23%
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	0.45%	to	1.95%	335,243	2.83	to	6.66	2,448,954	0.00%	3.97%	to	2.41%
2022	0.45%	to	2.15%	512,462	2.72	to	5.27	3,615,780	0.00%	41.92%	to	39.51%
2021	0.65%	to	2.15%	480,828	1.86	to	3.78	2,395,200	0.15%	16.74%	to	14.98%
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	0.45%	to	1.95%	349,190	16.11	to	16.52	6,167,764	0.00%	13.39%	to	11.69%
2022	0.65%	to	2.20%	393,545	13.77	to	15.15	6,181,157	0.59%	-18.65%	to	-19.91%
2021	0.45%	to	2.20%	400,604	17.43	to	18.91	7,989,787	0.34%	34.65%	to	32.29%
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
Rydex Variable Trust - Health Care Fund (RHCF)
2023	0.45%	to	1.95%	165,136	38.52	to	34.63	6,433,408	0.00%	4.55%	to	2.98%
2022	0.45%	to	2.15%	233,865	36.84	to	38.51	8,815,073	0.00%	-12.40%	to	-13.89%
2021	0.45%	to	2.15%	251,262	42.05	to	44.73	10,858,323	0.00%	18.30%	to	16.28%
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2023	0.45%	to	1.90%	27,676	12.94	to	11.32	333,311	1.98%	12.19%	to	10.56%
2022	0.45%	to	1.90%	40,032	11.53	to	10.24	432,423	1.57%	-11.88%	to	-13.16%
2021	0.45%	to	1.90%	45,106	13.09	to	11.79	556,588	0.00%	1.23%	to	-0.24%
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
Rydex Variable Trust - Internet Fund (RINF)
2023	0.45%	to	2.20%	57,687	39.24	to	48.42	3,123,176	0.00%	46.72%	to	44.15%
2022	0.45%	to	2.20%	66,150	26.75	to	33.59	2,451,684	0.00%	-45.09%	to	-46.05%
2021	0.45%	to	2.20%	76,346	48.71	to	62.26	5,196,891	0.00%	-5.09%	to	-6.76%
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	0.45%	to	1.95%	427,673	3.34	to	2.26	1,098,053	0.00%	3.76%	to	2.21%
2022	0.45%	to	1.95%	725,767	3.22	to	2.21	1,812,628	0.00%	45.55%	to	43.37%
2021	0.45%	to	2.00%	602,139	2.21	to	1.53	1,032,285	0.00%	0.51%	to	-1.05%
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	1.15%	to	1.60%	47,414	14.16	to	12.80	634,794	0.29%	18.72%	to	18.18%
2022	0.45%	to	1.90%	56,030	7.22	to	10.15	626,523	0.00%	-13.46%	to	-14.72%
2021	1.15%	to	1.60%	60,403	13.88	to	12.66	800,634	0.24%	17.35%	to	16.82%
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2023	1.15%	to	1.90%	26,071	18.69	to	15.78	468,749	0.06%	32.92%	to	31.92%
2022	1.15%	to	1.90%	22,521	14.06	to	11.96	306,037	0.00%	-43.65%	to	-44.08%
2021	0.45%	to	2.10%	29,993	21.83	to	31.07	738,541	0.00%	-14.48%	to	-15.90%
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Leisure Fund (RLF)
2023	0.65%	to	2.30%	68,103	24.84	to	30.88	2,662,924	0.00%	21.69%	to	19.68%
2022	0.65%	to	2.30%	74,475	20.41	to	25.80	2,407,685	0.00%	-28.04%	to	-29.23%
2021	0.65%	to	2.30%	90,278	28.36	to	36.46	4,069,906	0.00%	0.27%	to	-1.40%
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2023	1.15%	to	1.95%	35,524	72.30	to	60.34	2,437,045	0.00%	17.48%	to	16.53%
2022	0.45%	to	1.95%	36,920	31.14	to	51.78	2,148,947	0.00%	-23.54%	to	-24.70%
2021	0.45%	to	1.95%	43,553	40.73	to	68.76	3,337,529	0.00%	34.64%	to	32.62%
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2023	0.45%	to	1.95%	56,544	24.88	to	35.76	2,254,582	0.00%	19.24%	to	17.45%
2022	1.15%	to	1.95%	40,008	36.19	to	30.45	1,388,190	0.00%	-34.22%	to	-34.75%
2021	0.45%	to	2.10%	75,503	31.50	to	51.94	3,805,228	0.06%	18.46%	to	16.50%
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
Rydex Variable Trust - Nova Fund (RNF)
2023	0.65%	to	2.30%	160,224	44.05	to	56.57	8,553,792	0.00%	34.20%	to	31.98%
2022	0.65%	to	2.30%	191,034	32.82	to	42.87	7,645,609	0.45%	-30.72%	to	-31.87%
2021	0.45%	to	2.10%	290,101	48.77	to	65.36	16,883,307	0.33%	41.54%	to	39.20%
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	0.45%	to	1.95%	200,490	72.43	to	78.43	17,457,420	0.00%	52.53%	to	50.25%
2022	0.45%	to	2.10%	209,407	47.48	to	54.13	12,102,704	0.00%	-34.44%	to	-35.52%
2021	0.45%	to	2.15%	272,926	72.42	to	83.16	24,255,042	0.00%	24.98%	to	22.85%
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	0.45%	to	2.30%	369,346	7.83	to	10.40	5,567,667	0.33%	3.36%	to	1.44%
2022	0.45%	to	2.30%	386,013	7.58	to	10.26	5,668,950	0.46%	-11.48%	to	-13.13%
2021	0.45%	to	2.30%	427,483	8.56	to	11.81	7,241,760	3.85%	-9.60%	to	-11.28%
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
Rydex Variable Trust - Real Estate Fund (RREF)
2023	0.95%	to	2.30%	71,318	27.00	to	20.29	1,931,735	1.34%	8.71%	to	7.79%
2022	0.95%	to	2.30%	88,148	24.83	to	18.82	2,188,477	0.90%	-28.44%	to	-29.07%
2021	0.45%	to	2.30%	142,071	20.48	to	26.53	4,887,612	0.58%	33.47%	to	30.99%
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
Rydex Variable Trust - Retailing Fund (RRF)
2023	0.95%	to	1.95%	32,544	41.78	to	36.69	1,354,694	0.00%	14.92%	to	14.29%
2022	0.95%	to	1.95%	47,387	36.36	to	32.10	1,713,094	0.00%	-27.64%	to	-27.95%
2021	0.95%	to	1.95%	46,016	50.24	to	44.56	2,299,169	0.00%	10.34%	to	9.57%
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2023	0.65%	to	1.95%	235,974	13.27	to	15.10	3,853,405	0.26%	12.02%	to	10.56%
2022	0.65%	to	1.95%	249,308	11.85	to	13.66	3,655,295	0.48%	-14.94%	to	-16.05%
2021	0.65%	to	2.00%	261,946	13.93	to	16.10	4,528,335	0.63%	22.99%	to	21.32%
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
Rydex Variable Trust - Technology Fund (RTEC)
2023	0.45%	to	1.95%	159,994	47.14	to	52.32	9,462,572	0.00%	48.35%	to	46.12%
2022	0.65%	to	2.15%	199,590	30.80	to	36.74	7,897,769	0.00%	-36.67%	to	-37.62%
2021	0.45%	to	2.15%	252,767	50.07	to	58.90	15,900,964	0.00%	19.96%	to	17.91%
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2023	0.65%	to	1.65%	33,017	8.73	to	8.69	308,432	0.80%	5.61%	to	4.55%
2022	0.65%	to	1.90%	47,633	8.27	to	7.87	423,420	0.75%	-26.33%	to	-27.26%
2021	0.65%	to	1.90%	49,216	11.22	to	10.82	597,941	0.67%	8.27%	to	6.91%
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2023	0.45%	to	1.90%	134,445	52.89	to	56.26	8,584,772	0.08%	44.39%	to	42.30%
2022	0.45%	to	2.15%	88,573	36.63	to	54.68	3,910,041	0.00%	-40.04%	to	-41.07%
2021	0.45%	to	2.15%	258,527	61.10	to	92.79	19,259,995	0.00%	57.58%	to	54.89%
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	0.90%	to	2.30%	48,269	43.25	to	33.34	2,074,562	0.00%	22.78%	to	21.63%
2022	0.90%	to	2.30%	58,070	35.23	to	27.41	2,032,752	0.00%	-35.96%	to	-36.52%
2021	0.90%	to	2.30%	65,430	55.00	to	43.17	3,545,668	0.00%	20.72%	to	19.37%
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2023	0.45%	to	1.90%	681,677	1.17	to	0.57	459,118	2.14%	-15.33%	to	-16.57%
2022	0.45%	to	1.95%	1,714,536	1.38	to	0.68	1,330,192	0.00%	16.07%	to	14.33%
2021	0.45%	to	1.90%	1,437,106	1.19	to	0.60	949,353	0.00%	-24.78%	to	-25.88%
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2023	0.45%	to	1.95%	201,866	13.55	to	12.06	2,704,068	2.95%	-1.47%	to	-2.95%
2022	0.45%	to	1.95%	207,771	13.76	to	12.43	2,848,902	1.65%	-41.10%	to	-41.99%
2021	0.45%	to	1.95%	135,702	23.36	to	21.43	3,220,502	0.33%	-7.91%	to	-9.30%
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
Rydex Variable Trust - Utilities Fund (RUTL)
2023	0.90%	to	2.20%	107,050	21.96	to	26.38	2,327,566	1.48%	-8.40%	to	-9.16%
2022	0.90%	to	2.20%	177,432	23.98	to	29.04	4,191,317	0.54%	-0.28%	to	-1.18%
2021	0.45%	to	2.20%	149,007	22.78	to	29.39	3,548,052	1.97%	14.01%	to	12.00%
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.45%	to	1.95%	266,705	10.79	to	9.00	2,664,104	2.80%	3.90%	to	2.34%
2022	0.45%	to	1.95%	297,870	10.39	to	8.79	2,883,289	1.17%	-3.83%	to	-5.28%
2021	0.45%	to	2.10%	318,654	10.80	to	9.05	3,235,607	0.00%	7.62%	to	5.83%
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2023	0.45%	to	1.90%	632,576	3.72	to	2.25	1,562,983	9.83%	-6.66%	to	-8.02%
2022	0.45%	to	1.90%	831,516	3.98	to	2.45	2,218,769	5.11%	22.33%	to	20.55%
2021	0.45%	to	2.00%	840,851	3.26	to	2.00	1,853,795	0.00%	38.92%	to	36.76%
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2023	0.45%	to	1.95%	37,830	229.23	to	202.30	8,725,557	0.00%	115.16%	to	111.94%
2022	1.15%	to	2.15%	34,221	113.44	to	153.72	3,708,787	0.00%	-61.49%	to	-61.88%
2021	0.45%	to	2.15%	186,634	274.71	to	403.26	53,505,625	0.00%	52.76%	to	50.15%
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2023	1.15%	to	1.90%	5,035,419	0.06	to	0.05	291,639	0.35%	-19.20%	to	-19.81%
2022	1.15%	to	1.90%	12,770,490	0.08	to	0.07	914,203	0.00%	3.86%	to	3.06%
2021	1.15%	to	1.90%	40,092,956	0.07	to	0.06	2,588,219	0.00%	-36.07%	to	-36.56%
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2023	1.15%	to	1.90%	74,602	0.67	to	0.58	47,685	0.38%	-10.09%	to	-10.76%
2022	1.15%	to	1.95%	144,713	0.74	to	0.64	101,368	0.00%	7.82%	to	6.95%
2021	1.15%	to	1.90%	105,207	0.69	to	0.60	69,338	0.00%	-24.12%	to	-24.69%
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2023	1.15%	to	1.95%	400,925	0.63	to	0.54	242,869	0.00%	-12.25%	to	-12.96%
2022	0.45%	to	1.95%	897,880	1.11	to	0.62	659,488	0.00%	16.84%	to	15.08%
2021	0.45%	to	2.20%	256,040	0.95	to	0.52	149,920	0.00%	-18.85%	to	-20.28%
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	0.45%	to	2.30%	272,696	35.55	to	27.97	8,983,052	0.00%	5.99%	to	4.03%
2022	0.45%	to	2.30%	360,214	33.54	to	26.89	11,336,193	0.00%	-28.67%	to	-30.00%
2021	0.45%	to	2.30%	511,663	47.02	to	38.41	22,803,884	0.00%	27.01%	to	24.65%
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	0.45%	to	2.30%	335,182	24.82	to	23.77	9,312,950	1.38%	5.81%	to	3.85%
2022	0.45%	to	2.30%	488,581	23.46	to	22.89	12,987,231	0.87%	-2.99%	to	-4.79%
2021	0.45%	to	2.30%	449,644	24.18	to	24.04	12,472,052	0.68%	31.72%	to	29.28%
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	0.45%	to	1.95%	108,187	50.15	to	56.04	6,802,279	0.27%	23.01%	to	21.16%
2022	0.45%	to	2.15%	180,273	40.77	to	44.52	9,248,834	0.00%	-20.85%	to	-22.20%
2021	0.45%	to	2.15%	116,657	51.51	to	57.22	7,398,695	0.00%	39.97%	to	37.58%
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2023	0.45%	to	2.30%	128,560	30.28	to	27.29	4,187,583	0.00%	14.16%	to	12.05%
2022	0.45%	to	2.30%	141,466	26.52	to	24.36	4,081,796	0.00%	-22.97%	to	-24.40%
2021	0.45%	to	2.30%	176,287	34.43	to	32.22	6,647,935	0.00%	11.71%	to	9.63%
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2023	0.45%	to	2.30%	124,983	31.30	to	31.72	4,595,845	0.00%	27.25%	to	24.90%
2022	0.45%	to	2.30%	166,059	24.60	to	25.40	4,858,527	1.06%	-5.64%	to	-7.39%
2021	0.45%	to	2.30%	190,860	26.07	to	27.43	5,944,187	0.08%	30.66%	to	28.24%
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2023	0.45%	to	1.95%	293,973	8.43	to	6.71	2,178,392	3.60%	3.34%	to	1.78%
2022	0.45%	to	1.95%	389,155	8.16	to	6.59	2,813,762	2.41%	10.78%	to	9.12%
2021	0.45%	to	2.15%	448,529	7.37	to	5.88	2,970,223	0.00%	0.49%	to	-1.23%
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2023	0.45%	to	1.90%	107,788	25.67	to	25.88	3,063,697	0.09%	16.94%	to	15.25%
2022	0.45%	to	1.90%	120,850	21.95	to	22.45	2,972,512	0.00%	-30.21%	to	-31.23%
2021	0.45%	to	2.10%	147,620	31.46	to	31.50	5,216,845	0.00%	18.62%	to	16.66%
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2023	0.45%	to	1.95%	98,603	23.07	to	23.27	2,513,866	0.00%	20.52%	to	18.71%
2022	0.45%	to	2.10%	127,609	19.14	to	19.05	2,737,710	0.00%	-8.65%	to	-10.16%
2021	0.45%	to	2.10%	164,324	20.96	to	21.20	3,885,295	0.00%	42.77%	to	40.40%
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to	17.72%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2023	0.45%	to	2.30%	48,236	10.10	to	6.37	367,933	0.27%	0.73%	to	-1.14%
2022	0.95%	to	2.30%	141,711	7.54	to	6.45	1,102,319	0.00%	14.15%	to	13.02%
2021	0.45%	to	2.30%	153,678	8.71	to	5.70	1,049,315	0.00%	10.60%	to	8.54%
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to	2.21%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2023	1.15%	to	1.60%	44,928	4.27	to	3.93	184,281	0.06%	1.67%	to	1.21%
2022	0.45%	to	1.60%	285,625	3.94	to	3.88	1,115,084	0.00%	-18.82%	to	-19.76%
2021	0.45%	to	1.80%	33,003	4.86	to	4.68	167,305	0.00%	-14.36%	to	-15.52%
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to	-6.70%
Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)
2023	0.30%	to	0.35%	40,535	12.88	to	12.86	521,755	0.79%	20.88%	to	20.82%
2022	0.30%	to	0.35%	41,010	10.66	to	10.65	436,797	1.04%	-19.20%	to	-19.24%
2021	0.30%	to	0.35%	31,539	13.19	to	13.18	415,854	1.09%	25.14%	to	25.08%	****
Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)
2023	0.35%			564	10.47			5,898	1.25%	4.66%		*	***
Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)
2023	0.35%			13,210	10.58			139,739	0.05%	14.47%
2022	0.35%			11,456	9.24			105,864	0.97%	-24.57%
2021	0.35%			8,160	12.25			99,964	0.00%	9.52%		*	***
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)
2023	0.85%	to	1.65%	77,877	13.27	to	12.39	1,007,000	0.00%	16.87%	to	15.93%
2022	0.85%	to	1.65%	160,961	11.35	to	10.69	1,792,461	1.45%	-19.20%	to	-19.85%
2021	0.85%	to	1.65%	157,530	14.05	to	13.33	2,177,958	1.13%	4.71%	to	3.86%
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to	26.25%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2023	0.45%	to	1.95%	280,080	13.89	to	11.91	3,581,114	0.00%	5.92%	to	4.33%
2022	0.45%	to	1.95%	350,441	13.11	to	11.41	4,276,023	6.99%	-14.90%	to	-16.18%
2021	0.45%	to	2.00%	391,754	15.41	to	13.56	5,636,024	3.04%	8.77%	to	7.08%
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to	12.07%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2023	0.85%	to	1.65%	791,188	20.41	to	19.06	15,832,323	1.17%	12.47%	to	11.56%
2022	0.85%	to	1.65%	897,211	18.15	to	17.08	15,998,560	0.81%	-12.80%	to	-13.51%
2021	0.85%	to	1.65%	959,740	20.81	to	19.75	19,682,932	1.06%	27.79%	to	26.76%
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to	26.34%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
2023	0.30%	to	0.35%	113,559	10.22	to	10.21	1,160,346	1.95%	13.37%	to	13.32%
2022	0.35%			25,780	9.01			232,368	1.46%	-12.11%
2021	0.35%			1,850	10.26			18,973	0.00%	2.56%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.30%	to	0.35%	79,029	10.27	to	10.26	811,007	0.00%	12.81%	to	12.76%
2022	0.30%	to	0.35%	49,207	9.10			447,643	0.00%	-31.19%	to	-31.22%
2021	0.30%	to	0.35%	48,542	13.23	to	13.22	642,053	0.00%	18.74%	to	18.68%	****
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	0.45%	to	1.95%	664,455	24.18	to	20.56	14,880,386	0.00%	33.84%	to	31.83%
2022	0.45%	to	2.10%	726,423	18.06	to	15.37	12,231,636	0.00%	-32.24%	to	-33.37%
2021	0.45%	to	2.10%	759,266	26.66	to	23.06	18,984,084	0.00%	14.65%	to	12.75%
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to	28.17%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.30%	to	0.35%	145,005	10.38	to	10.37	1,503,781	0.64%	20.70%	to	20.64%
2022	0.30%	to	0.35%	128,381	8.60	to	8.59	1,103,483	0.00%	-27.35%	to	-27.38%
2021	0.30%	to	0.35%	127,611	11.84	to	11.83	1,510,404	0.00%	9.89%	to	9.83%	****
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to	25.84%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.30%	to	0.35%	26,390	9.58	to	9.57	252,484	1.33%	17.78%	to	17.72%
2022	0.35%			15,133	8.13			122,981	0.79%	-16.13%		*	***
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2023	0.85%	to	1.65%	657,758	18.32	to	17.11	11,752,385	0.97%	16.82%	to	15.88%
2022	0.85%	to	1.65%	582,470	15.68	to	14.76	8,942,379	0.26%	-16.76%	to	-17.43%
2021	0.85%	to	1.65%	559,952	18.84	to	17.88	10,358,386	0.20%	21.22%	to	20.25%
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to	24.05%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.45%	to	1.95%	540,773	19.29	to	15.68	9,131,383	2.08%	13.42%	to	11.72%
2022	0.45%	to	1.95%	601,220	17.01	to	14.03	9,057,547	1.45%	-15.12%	to	-16.40%
2021	0.45%	to	2.00%	722,054	20.04	to	16.69	12,951,523	1.56%	9.94%	to	8.23%
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to	18.80%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	1.00%	to	1.65%	142,561	8.17	to	7.73	1,144,708	2.70%	2.98%	to	2.30%
2022	0.85%	to	1.65%	225,811	8.03	to	7.56	1,769,294	3.27%	49.20%	to	48.00%
2021	0.85%	to	1.65%	271,402	5.38	to	5.11	1,435,107	1.35%	40.79%	to	39.66%
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to	1.77%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.85%	to	1.65%	1,852,231	17.84	to	16.66	32,162,991	1.78%	14.16%	to	13.24%
2022	0.85%	to	1.65%	1,920,418	15.63	to	14.71	29,295,281	0.97%	-17.33%	to	-17.99%
2021	0.85%	to	1.65%	1,933,168	18.91	to	17.94	35,787,854	0.67%	15.92%	to	14.98%
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to	20.26%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.85%	to	1.65%	474,592	10.47	to	9.78	4,857,201	3.75%	4.40%	to	3.56%
2022	0.85%	to	1.65%	431,456	10.03	to	9.44	4,237,444	1.98%	-14.63%	to	-15.32%
2021	0.85%	to	1.65%	463,600	11.75	to	11.15	5,346,540	1.67%	-1.95%	to	-2.75%
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to	7.47%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.85%	to	1.65%	919,057	39.02	to	36.43	34,956,733	0.00%	52.97%	to	51.74%
2022	0.85%	to	1.65%	925,497	25.51	to	24.01	23,072,880	0.00%	-37.66%	to	-38.16%
2021	0.85%	to	1.65%	1,017,500	40.91	to	38.83	40,841,898	0.11%	16.74%	to	15.80%
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to	42.43%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.85%	to	1.35%	40,749	10.09	to	10.06	410,304	1.09%	0.90%	to	0.56%	****
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2023	0.85%	to	1.65%	915,689	23.74	to	22.17	21,181,251	0.09%	16.78%	to	15.84%
2022	0.85%	to	1.65%	912,382	20.33	to	19.14	18,126,115	0.08%	-16.86%	to	-17.53%
2021	0.85%	to	1.65%	942,612	24.45	to	23.20	22,609,824	0.24%	15.55%	to	14.62%
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to	32.93%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
2023	0.30%	to	0.35%	27,380	12.36	to	12.34	337,877	5.60%	22.25%	to	22.18%
2022	0.30%	to	0.35%	24,142	10.11	to	10.10	243,824	3.78%	-15.21%	to	-15.26%
2021	0.30%	to	0.35%	21,307	11.92			253,933	2.31%	5.48%	to	5.43%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.45%	to	1.95%	293,780	11.58	to	9.85	3,051,721	4.85%	21.72%	to	19.90%
2022	0.45%	to	1.95%	391,384	9.51	to	8.22	3,374,560	3.09%	-15.50%	to	-16.77%
2021	0.45%	to	2.10%	548,611	11.26	to	9.74	5,655,278	1.94%	4.99%	to	3.25%
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to	15.37%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
2023	0.30%	to	0.35%	22,581	13.46	to	13.44	303,755	0.86%	19.35%	to	19.29%
2022	0.30%	to	0.35%	32,172	11.28	to	11.27	362,649	1.01%	-12.71%	to	-12.75%
2021	0.30%	to	0.35%	34,128	12.92	to	12.91	440,857	0.96%	23.29%	to	23.23%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2023	0.85%	to	1.65%	342,941	13.65	to	12.75	4,628,911	0.06%	23.08%	to	22.09%
2022	0.85%	to	1.65%	367,862	11.09	to	10.44	4,038,607	0.00%	-27.21%	to	-27.80%
2021	0.85%	to	1.65%	369,692	15.24	to	14.46	5,584,093	0.17%	9.11%	to	8.23%
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to	22.69%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2023	0.30%	to	0.35%	188,155	13.88	to	13.85	2,607,836	2.58%	13.85%	to	13.80%
2022	0.30%	to	0.35%	115,691	12.19	to	12.17	1,408,692	1.64%	-8.38%	to	-8.42%
2021	0.30%	to	0.35%	74,377	13.30	to	13.29	988,906	2.24%	26.42%	to	26.35%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
2023	0.30%	to	0.35%	27,117	8.48	to	8.47	229,858	0.21%	12.58%	to	12.52%
2022	0.35%			9,441	7.53			71,092	0.40%	-25.57%
2021	0.35%			956	10.12			9,673	0.00%	1.18%		*	***
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2023	0.45%	to	1.95%	253,095	12.48	to	10.62	2,915,099	4.82%	9.46%	to	7.82%
2022	0.45%	to	1.95%	300,914	11.40	to	9.85	3,191,053	5.69%	-14.25%	to	-15.54%
2021	0.45%	to	2.15%	426,401	13.30	to	11.45	5,283,341	3.83%	0.59%	to	-1.13%
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to	11.33%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2023	1.30%			62,464	26.57			1,659,842	1.30%	13.60%
2022	1.30%			65,250	23.39			1,526,261	1.32%	-7.64%
2021	1.30%			71,601	25.33			1,813,460	1.05%	24.57%
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2023	0.85%	to	1.65%	476,928	18.46	to	17.24	8,604,944	0.00%	7.21%	to	6.34%
2022	0.85%	to	1.65%	516,720	17.22	to	16.21	8,720,812	0.00%	-29.61%	to	-30.18%
2021	0.85%	to	1.65%	538,629	24.47	to	23.22	12,945,763	0.00%	11.36%	to	10.46%
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to	24.46%
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)
2023	0.30%	to	0.35%	831,674	10.15			8,442,164	1.67%	1.54%	to	1.50%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2023	0.30%	to	0.35%	199,183	11.11	to	11.10	2,211,800	2.02%	11.07%	to	11.04%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)
2023	0.30%	to	0.35%	84,273	11.30			952,034	1.11%	13.00%	to	12.96%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)
2023	0.30%	to	0.35%	426,308	11.65			4,966,592	1.00%	16.53%	to	16.50%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2023	0.30%	to	1.65%	1,689,288	10.04	to	10.03	17,680,309	4.54%	4.74%	to	3.32%
2022	0.30%	to	1.65%	1,746,501	9.58	to	9.71	17,617,661	2.92%	-5.34%	to	-6.62%
2021	0.35%	to	1.65%	1,419,079	10.12	to	10.40	15,250,903	2.36%	0.27%	to	-1.03%
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to	3.32%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.45%	to	1.95%	861,305	10.61	to	9.44	8,758,155	3.75%	5.86%	to	4.27%
2022	0.45%	to	1.95%	994,668	10.02	to	9.06	9,627,302	3.38%	-14.43%	to	-15.72%
2021	0.45%	to	1.95%	718,182	11.71	to	10.75	8,234,083	2.13%	-0.69%	to	-2.19%
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2023	0.65%	to	1.95%	377,504	19.39	to	17.53	7,008,415	1.76%	7.77%	to	6.37%
2022	0.65%	to	2.10%	356,353	17.99	to	16.31	6,177,867	2.96%	-13.53%	to	-14.79%
2021	0.65%	to	2.10%	410,743	20.81	to	19.15	8,274,527	0.74%	8.16%	to	6.58%
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
2023	0.30%	to	0.35%	182,456	11.01	to	10.99	2,006,484	7.18%	11.54%	to	11.48%
2022	0.30%	to	0.35%	87,124	9.87	to	9.86	859,544	5.29%	-8.34%	to	-8.38%
2021	0.35%			34,824	10.76			374,780	6.14%	5.14%		*	***
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
2023	0.30%	to	0.35%	54,411	11.55	to	11.53	627,359	8.28%	11.53%	to	11.47%
2022	0.30%	to	0.35%	77,010	10.35	to	10.34	796,583	4.87%	-1.55%	to	-1.59%
2021	0.30%	to	0.35%	59,742	10.52	to	10.51	627,910	2.23%	3.41%	to	3.36%	****
MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)
2023	0.35%			4,531	12.99			58,877	0.00%	42.55%
2022	0.35%			434	9.11			3,956	0.00%	-8.86%		*	***
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2023	0.85%	to	1.55%	65,176	9.25	to	9.08	599,306	0.46%	10.26%	to	9.48%
2022	0.85%	to	1.55%	64,090	8.39	to	8.30	535,750	1.35%	-27.75%	to	-28.26%
2021	0.85%	to	1.30%	19,930	11.62	to	11.58	231,324	1.09%	16.18%	to	15.83%	****
MFS(R)Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
2023	0.35%			24,704	9.35			230,872	0.00%	35.39%
2022	0.35%			13,104	6.90			90,452	0.00%	-31.87%
2021	0.35%			1,605	10.13			16,262	0.00%	1.32%		*	***
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2023	1.00%	to	1.55%	37,881	11.27	to	11.23	426,518	0.00%	12.75%	to	12.33%	****
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)
2023	0.35%			7,853	9.37			73,594	4.02%	8.73%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)
2023	0.35%			13,375	9.71			129,861	1.26%	12.62%
2022	0.35%			5,574	8.62			48,056	0.84%	-13.79%		*	***
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2023	1.00%	to	1.65%	99,011	13.37	to	13.05	1,314,336	0.80%	11.70%	to	10.97%
2022	1.00%	to	1.65%	99,652	11.97	to	11.76	1,186,550	1.68%	-18.62%	to	-19.16%
2021	1.00%	to	1.65%	78,497	14.70	to	14.54	1,150,827	0.70%	10.15%	to	9.43%
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2023	1.35%			3,480	10.28			35,771	1.09%	2.78%		*	***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2023	0.30%	to	0.35%	18,396	14.38	to	14.36	264,172	1.88%	12.39%	to	12.33%
2022	0.30%	to	0.35%	10,447	12.79	to	12.78	133,556	1.00%	-9.06%	to	-9.10%
2021	0.30%	to	0.35%	8,851	14.07	to	14.06	124,475	0.89%	30.59%	to	30.53%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2023	0.85%	to	1.65%	648,561	18.32	to	17.11	11,593,231	1.54%	11.43%	to	10.54%
2022	0.85%	to	1.65%	659,309	16.44	to	15.48	10,610,577	0.81%	-9.78%	to	-10.50%
2021	0.85%	to	1.65%	643,606	18.22	to	17.29	11,516,302	0.75%	29.49%	to	28.45%
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
MFS(R)Variable Insurance Trust II - MFS Blended Research(R)Core Equity Portfolio: Service Class (MVBRES)
2023	0.85%	to	1.65%	141,730	22.11	to	20.64	3,060,940	1.11%	27.12%	to	26.09%
2022	0.85%	to	1.65%	157,834	17.39	to	16.37	2,685,079	0.83%	-16.92%	to	-17.58%
2021	0.85%	to	1.65%	183,698	20.93	to	19.86	3,774,714	0.86%	28.09%	to	27.05%
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R)Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2023	0.30%	to	0.35%	91,640	13.24	to	13.22	1,212,123	1.58%	7.61%	to	7.56%
2022	0.30%	to	0.35%	80,696	12.30	to	12.29	992,006	1.21%	-6.19%	to	-6.24%
2021	0.30%	to	0.35%	131,668	13.11			1,726,198	1.48%	25.08%	to	25.01%	****
MFS(R)Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2023	0.45%	to	1.95%	56,139	15.26	to	12.59	765,392	0.14%	8.86%	to	7.22%
2022	0.45%	to	1.95%	65,507	14.02	to	11.75	825,547	1.91%	-7.86%	to	-9.24%
2021	0.45%	to	2.10%	77,368	15.22	to	12.73	1,064,590	0.79%	2.12%	to	0.43%
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2023	0.30%	to	0.35%	78,678	9.66	to	9.65	759,362	1.45%	14.38%	to	14.32%
2022	0.35%			29,404	8.44			248,163	0.74%	-15.25%
2021	0.35%			7,017	9.96			69,880	0.00%	-0.41%		*	***
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2023	0.85%	to	1.65%	341,570	12.86	to	12.38	4,334,076	0.93%	13.42%	to	12.51%
2022	0.85%	to	1.65%	264,131	11.34	to	11.00	2,965,793	0.39%	-15.90%	to	-16.58%
2021	0.85%	to	1.65%	224,615	13.48	to	13.19	3,007,949	0.42%	8.07%	to	7.19%
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R)Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
2023	0.35%			2,657	13.13			34,888	0.56%	18.56%
2022	0.35%			5,203	11.07			57,620	0.61%	-16.78%
2021	0.35%			7,343	13.31			97,717	0.56%	26.37%		*	***
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.85%	to	1.65%	1,979,110	16.19	to	15.12	31,586,998	0.48%	16.37%	to	15.44%
2022	0.85%	to	1.65%	2,064,631	13.91	to	13.10	28,350,150	0.50%	-24.40%	to	-25.01%
2021	0.85%	to	1.65%	2,091,188	18.40	to	17.46	38,060,608	0.14%	9.34%	to	8.46%
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
MFS(R)Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2023	0.85%	to	1.65%	362,522	14.88	to	13.90	5,266,164	3.03%	-3.16%	to	-3.94%
2022	0.85%	to	1.65%	477,776	15.37	to	14.47	7,176,745	2.30%	-0.37%	to	-1.18%
2021	0.85%	to	1.65%	309,520	15.43	to	14.64	4,687,784	1.54%	12.86%	to	11.95%
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2023	0.65%	to	1.95%	221,478	12.93	to	11.31	2,701,703	1.35%	3.67%	to	2.31%
2022	0.65%	to	1.95%	392,736	12.47	to	11.06	4,621,799	1.67%	0.23%	to	-1.08%
2021	0.65%	to	2.15%	329,977	12.44	to	10.99	3,925,380	0.00%	0.43%	to	-1.09%
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2023	0.45%	to	1.95%	533,318	12.97	to	10.70	6,320,433	8.79%	11.19%	to	9.52%
2022	0.45%	to	1.95%	648,512	11.66	to	9.77	6,953,292	7.49%	-19.17%	to	-20.39%
2021	0.65%	to	2.15%	702,004	14.12	to	12.01	9,355,530	5.15%	-2.60%	to	-4.07%
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2023	0.85%	to	1.95%	414,081	13.90	to	12.47	5,567,099	2.20%	3.39%	to	2.24%
2022	0.85%	to	2.10%	430,232	13.44	to	12.04	5,597,999	2.79%	-9.10%	to	-10.24%
2021	0.45%	to	2.10%	490,141	15.25	to	13.41	7,042,537	2.43%	13.49%	to	11.61%
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2023	0.85%	to	1.65%	1,527,626	13.17	to	12.68	19,812,772	0.00%	47.06%	to	45.88%
2022	0.85%	to	1.65%	1,590,273	8.95	to	8.69	14,076,354	0.00%	-60.50%	to	-60.82%
2021	0.85%	to	1.65%	1,402,351	22.67	to	22.18	31,547,861	0.00%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
2023	0.30%	to	0.35%	45,925	8.17	to	8.16	374,770	1.64%	11.64%	to	11.58%
2022	0.30%	to	0.35%	25,011	7.32	to	7.31	182,925	0.43%	-25.31%	to	-25.34%
2021	0.35%			3,459	9.79			33,878	0.00%	-2.06%		*	***
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2023	0.65%	to	1.85%	67,097	15.79	to	13.54	978,147	1.52%	13.21%	to	11.84%
2022	0.65%	to	2.10%	77,358	13.95	to	11.75	992,490	0.00%	-17.60%	to	-18.81%
2021	0.65%	to	2.10%	87,857	16.93	to	14.47	1,375,339	1.79%	7.52%	to	5.95%
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2023	0.45%	to	1.95%	728,923	12.47	to	10.29	8,263,337	1.98%	9.97%	to	8.32%
2022	0.45%	to	1.95%	835,029	11.34	to	9.50	8,676,554	4.52%	-26.53%	to	-27.63%
2021	0.45%	to	2.15%	967,149	15.43	to	12.84	13,778,083	2.35%	23.28%	to	21.17%
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.45%	to	1.65%	347,581	10.02	to	9.36	3,358,877	3.16%	5.19%	to	3.92%
2022	0.45%	to	1.65%	369,281	9.53	to	9.00	3,415,895	3.02%	-13.60%	to	-14.64%
2021	0.45%	to	1.65%	307,057	11.03	to	10.55	3,308,342	1.90%	-0.89%	to	-2.09%
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2023	0.85%	to	1.65%	625,100	18.51	to	17.28	11,280,271	1.65%	10.82%	to	9.93%
2022	0.85%	to	1.65%	725,797	16.70	to	15.72	11,855,862	1.29%	-5.10%	to	-5.87%
2021	0.85%	to	1.65%	621,809	17.60	to	16.70	10,750,872	1.16%	18.98%	to	18.02%
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.45%	to	1.95%	273,548	10.19	to	8.80	2,554,819	2.50%	4.23%	to	2.66%
2022	0.45%	to	2.10%	304,362	9.78	to	8.46	2,743,767	1.89%	-12.94%	to	-14.39%
2021	0.45%	to	2.10%	365,577	11.23	to	9.88	3,818,658	1.32%	-2.52%	to	-4.14%
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2023	0.85%	to	1.65%	594,335	9.50	to	8.87	5,521,538	2.39%	3.55%	to	2.72%
2022	0.85%	to	1.65%	638,849	9.17	to	8.64	5,737,488	1.37%	-13.48%	to	-14.17%
2021	0.85%	to	1.65%	784,258	10.60	to	10.06	8,158,593	1.75%	-3.19%	to	-3.97%
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.65%	to	1.95%	119,738	9.79	to	8.62	1,087,198	1.69%	3.49%	to	2.14%
2022	0.65%	to	1.95%	124,910	9.46	to	8.44	1,102,089	0.91%	-25.23%	to	-26.21%
2021	0.65%	to	1.95%	168,043	12.66	to	11.44	1,993,852	0.91%	-7.88%	to	-9.08%
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	0.85%	to	1.65%	821,464	9.93	to	9.27	7,998,484	1.46%	2.98%	to	2.15%
2022	0.85%	to	1.65%	885,086	9.64	to	9.08	8,386,641	0.65%	-25.55%	to	-26.15%
2021	0.85%	to	1.65%	871,905	12.95	to	12.29	11,122,871	0.75%	-8.30%	to	-9.04%
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.45%	to	1.95%	4,199,753	24.56	to	20.27	93,840,599	0.00%	13.33%	to	11.63%
2022	0.45%	to	2.20%	4,521,523	21.67	to	17.62	89,667,314	0.00%	-14.13%	to	-15.64%
2021	0.45%	to	2.45%	4,722,900	25.24	to	20.33	109,385,846	1.14%	14.19%	to	11.90%
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.85%	to	1.65%	1,409,877	10.56	to	9.86	14,577,477	0.00%	3.62%	to	2.78%
2022	0.85%	to	1.65%	1,407,223	10.19	to	9.59	14,076,522	0.00%	-13.54%	to	-14.24%
2021	0.85%	to	1.65%	1,430,109	11.78	to	11.18	16,596,281	2.05%	-1.56%	to	-2.35%
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.85%	to	1.65%	1,559,413	20.06	to	18.73	30,698,985	0.00%	21.11%	to	20.13%
2022	0.85%	to	1.65%	1,744,422	16.56	to	15.59	28,419,291	0.00%	-25.69%	to	-26.29%
2021	0.85%	to	1.65%	1,918,154	22.29	to	21.15	42,209,063	0.00%	15.02%	to	14.09%
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.85%	to	1.65%	2,431,765	22.03	to	20.57	52,235,622	0.00%	24.62%	to	23.62%
2022	0.85%	to	1.65%	2,524,942	17.68	to	16.64	43,627,492	0.00%	-17.52%	to	-18.19%
2021	0.85%	to	1.65%	2,515,961	21.44	to	20.34	52,891,661	1.11%	22.60%	to	21.61%
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.85%	to	1.65%	2,605,605	29.56	to	27.60	75,270,003	0.00%	36.78%	to	35.69%
2022	0.85%	to	1.65%	2,788,103	21.61	to	20.34	59,000,454	0.00%	-30.81%	to	-31.37%
2021	0.85%	to	1.65%	2,768,517	31.23	to	29.64	85,033,483	0.00%	20.50%	to	19.53%
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.45%	to	1.95%	1,358,511	17.33	to	14.96	21,837,415	0.00%	17.40%	to	15.64%
2022	0.45%	to	1.95%	1,593,337	14.76	to	12.94	21,979,506	0.00%	-18.65%	to	-19.87%
2021	0.45%	to	1.95%	1,859,950	18.14	to	16.14	31,794,003	0.16%	13.12%	to	11.41%
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.45%	to	1.95%	1,159,044	13.77	to	11.89	14,819,339	0.00%	10.75%	to	9.08%
2022	0.45%	to	2.20%	1,688,448	12.44	to	10.66	19,615,972	0.00%	-14.77%	to	-16.27%
2021	0.45%	to	2.20%	2,193,690	14.59	to	12.73	30,116,415	0.21%	6.23%	to	4.36%
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.45%	to	1.95%	14,334,432	26.07	to	22.69	350,495,297	1.30%	25.39%	to	23.51%
2022	0.45%	to	2.10%	15,622,670	20.79	to	18.15	306,566,271	1.20%	-18.68%	to	-20.03%
2021	0.45%	to	2.35%	16,369,397	25.56	to	22.28	397,306,266	2.23%	27.79%	to	25.35%
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	1.00%	to	1.95%	358,312	17.31	to	15.77	5,989,167	0.00%	18.19%	to	17.06%
2022	0.85%	to	1.95%	413,127	14.84	to	13.47	5,869,367	0.00%	-19.58%	to	-20.47%
2021	0.65%	to	2.10%	516,117	18.74	to	16.74	9,120,004	0.14%	14.75%	to	13.08%
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.85%	to	1.95%	1,220,415	11.67	to	10.47	13,708,333	0.00%	7.11%	to	5.93%
2022	0.85%	to	1.95%	1,596,175	10.89	to	9.89	16,832,762	0.00%	-12.94%	to	-13.90%
2021	0.85%	to	1.95%	1,825,934	12.51	to	11.48	22,173,061	0.23%	1.88%	to	0.75%
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.45%	to	2.00%	3,998,478	15.56	to	13.36	57,714,186	0.00%	14.21%	to	12.43%
2022	0.45%	to	2.00%	4,779,825	13.62	to	11.89	60,901,553	0.00%	-16.93%	to	-18.22%
2021	0.45%	to	2.30%	5,288,199	16.40	to	14.20	81,730,606	0.19%	9.82%	to	7.78%
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.85%	to	1.65%	471,292	13.39	to	12.38	6,140,118	6.02%	12.17%	to	11.27%
2022	0.85%	to	1.90%	490,089	11.94	to	10.89	5,712,009	5.57%	-12.68%	to	-13.60%
2021	0.85%	to	1.90%	484,760	13.68	to	12.60	6,481,160	3.69%	4.07%	to	2.97%
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2023	1.00%	to	1.65%	182,873	14.11	to	13.20	2,522,272	0.00%	11.83%	to	11.10%
2022	1.00%	to	1.65%	230,698	12.62	to	11.88	2,852,653	0.00%	-16.01%	to	-16.56%
2021	1.00%	to	1.65%	198,614	15.02	to	14.24	2,920,986	0.17%	10.89%	to	10.16%
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2023	0.85%	to	1.95%	239,601	13.01	to	11.62	3,019,017	0.00%	11.18%	to	9.95%
2022	1.00%	to	1.95%	248,915	11.54	to	10.56	2,815,126	0.00%	-15.02%	to	-15.84%
2021	0.85%	to	1.95%	279,905	13.74	to	12.55	3,752,890	0.19%	6.66%	to	5.48%
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.45%	to	1.95%	3,492,710	20.79	to	18.10	68,252,514	1.19%	15.54%	to	13.80%
2022	0.45%	to	2.10%	3,923,551	17.99	to	15.71	66,801,878	1.17%	-13.79%	to	-15.21%
2021	0.45%	to	2.10%	4,270,226	20.87	to	18.52	84,858,338	1.25%	23.70%	to	21.65%
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.45%	to	1.95%	972,306	13.31	to	11.32	11,817,083	6.23%	8.21%	to	6.59%
2022	0.45%	to	2.10%	861,893	12.30	to	10.46	9,731,018	3.61%	-2.73%	to	-4.34%
2021	0.45%	to	2.10%	902,600	12.64	to	10.94	10,570,718	5.62%	4.76%	to	3.03%
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2023	1.00%	to	1.65%	505,389	15.57	to	14.73	7,766,964	0.00%	16.05%	to	15.29%
2022	1.00%	to	1.65%	507,535	13.42	to	12.78	6,728,066	0.00%	-15.15%	to	-15.71%
2021	0.85%	to	1.65%	487,787	15.97	to	15.16	7,632,868	0.00%	11.75%	to	10.85%
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2023	0.85%	to	1.65%	272,415	19.67	to	18.37	5,251,937	0.00%	23.26%	to	22.27%
2022	0.85%	to	1.65%	326,638	15.96	to	15.02	5,122,582	0.00%	-16.13%	to	-16.80%
2021	0.85%	to	1.65%	318,507	19.03	to	18.06	5,977,463	0.21%	21.41%	to	20.44%
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2023	1.00%	to	1.90%	67,469	14.26	to	13.00	918,606	0.00%	11.30%	to	10.29%
2022	1.00%	to	1.90%	78,054	12.81	to	11.79	959,370	0.00%	-16.08%	to	-16.84%
2021	1.00%	to	1.90%	83,254	15.27	to	14.18	1,225,100	0.15%	14.26%	to	13.22%
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2023	1.00%	to	1.95%	113,710	13.09	to	11.87	1,440,783	0.00%	11.37%	to	10.30%
2022	1.00%	to	1.95%	128,411	11.75	to	10.76	1,472,275	0.00%	-14.68%	to	-15.50%
2021	0.85%	to	1.95%	121,577	13.95	to	12.74	1,642,789	0.16%	9.14%	to	7.93%
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)
2023	0.30%	to	0.35%	102,816	13.09	to	13.08	1,344,821	0.02%	68.84%	to	68.76%
2022	0.35%			47,626	7.75			369,086	0.00%	-22.50%		*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)
2023	0.35%			153,673	11.64			1,788,054	0.51%	33.71%
2022	0.35%			63,297	8.70			550,832	0.33%	-12.98%		*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2023	0.85%	to	1.35%	157,512	9.68	to	9.48	1,514,077	2.42%	7.81%	to	7.27%
2022	0.85%	to	1.55%	137,595	8.98	to	8.78	1,229,320	0.00%	-16.75%	to	-17.34%
2021	0.85%	to	1.35%	59,642	10.79	to	10.67	641,344	2.57%	6.16%	to	5.63%
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)
2023	0.30%	to	0.35%	449,049	12.43	to	12.42	5,579,582	0.29%	34.75%	to	34.68%
2022	0.30%	to	0.35%	160,683	9.23	to	9.22	1,482,230	0.73%	-7.73%	to	-7.76%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)
2023	0.30%	to	0.35%	296,813	13.13	to	13.12	3,893,914	0.00%	64.38%	to	64.30%
2022	0.30%	to	0.35%	85,781	7.99	to	7.98	684,882	0.00%	-20.14%	to	-20.17%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2023	0.85%	to	1.65%	89,608	19.52	to	18.23	1,698,696	1.29%	7.73%	to	6.87%
2022	0.85%	to	1.65%	131,940	18.12	to	17.06	2,328,188	0.99%	-2.13%	to	-2.92%
2021	0.85%	to	1.65%	146,630	18.52	to	17.57	2,663,654	0.94%	33.18%	to	32.11%
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2023	0.45%	to	1.95%	686,444	16.84	to	16.02	11,262,318	1.60%	8.30%	to	6.67%
2022	0.45%	to	1.95%	780,302	15.55	to	15.02	11,899,236	0.83%	-1.75%	to	-3.22%
2021	0.45%	to	2.10%	826,362	15.83	to	15.49	12,929,118	1.18%	33.75%	to	31.53%
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2023	0.45%	to	1.95%	4,175,443	10.57	to	9.20	41,570,477	2.69%	4.72%	to	3.15%
2022	0.45%	to	1.95%	4,229,300	10.09	to	8.92	40,439,391	2.26%	-13.78%	to	-15.07%
2021	0.45%	to	2.35%	4,430,368	11.70	to	10.20	49,392,621	2.05%	-2.52%	to	-4.38%
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2023	1.00%	to	1.65%	482,037	10.12	to	9.57	4,817,214	2.62%	4.01%	to	3.32%
2022	0.85%	to	1.65%	591,200	9.84	to	9.27	5,691,657	1.96%	-15.70%	to	-16.38%
2021	0.85%	to	1.65%	660,058	11.68	to	11.08	7,569,033	1.96%	-2.09%	to	-2.88%
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2023	0.45%	to	2.00%	493,043	24.15	to	19.49	10,448,578	0.00%	15.76%	to	13.96%
2022	0.45%	to	2.00%	573,505	20.86	to	17.10	10,624,024	0.00%	-15.43%	to	-16.75%
2021	0.45%	to	2.00%	629,936	24.67	to	20.54	13,925,407	0.17%	15.24%	to	13.44%
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2023	0.85%	to	1.95%	800,252	13.97	to	11.99	10,443,187	0.00%	7.90%	to	6.71%
2022	0.85%	to	1.95%	887,191	12.94	to	11.24	10,771,960	0.00%	-12.82%	to	-13.78%
2021	0.85%	to	2.30%	1,126,605	14.85	to	12.50	15,396,008	0.11%	3.49%	to	1.98%
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2023	0.85%	to	1.95%	297,094	24.92	to	21.40	6,938,575	0.00%	16.91%	to	15.61%
2022	0.45%	to	1.95%	351,847	22.43	to	18.51	7,073,132	0.00%	-15.51%	to	-16.78%
2021	0.45%	to	1.95%	357,334	26.55	to	22.24	8,564,318	0.16%	17.53%	to	15.76%
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2023	0.95%	to	2.30%	504,464	18.95	to	14.06	7,952,522	0.00%	10.14%	to	9.14%
2022	0.95%	to	2.30%	560,282	17.20	to	12.88	8,030,092	0.00%	-14.32%	to	-15.07%
2021	0.95%	to	2.30%	548,260	20.08	to	15.17	9,166,809	0.14%	7.57%	to	6.52%
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2023	0.45%	to	2.00%	792,268	22.10	to	17.83	15,332,960	0.00%	14.40%	to	12.63%
2022	0.45%	to	2.00%	961,051	19.32	to	15.84	16,402,354	0.00%	-14.51%	to	-15.84%
2021	0.45%	to	2.20%	1,061,546	22.60	to	18.37	21,364,299	0.15%	12.95%	to	10.97%
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2023	0.45%	to	1.95%	207,820	28.98	to	23.55	5,360,712	0.00%	19.00%	to	17.21%
2022	0.45%	to	1.95%	240,727	24.36	to	20.10	5,281,288	0.00%	-15.60%	to	-16.87%
2021	0.45%	to	1.95%	258,061	28.86	to	24.17	6,749,134	0.13%	19.56%	to	17.76%
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2023	0.45%	to	2.30%	630,032	19.85	to	15.37	11,052,036	0.00%	12.81%	to	10.72%
2022	0.45%	to	2.30%	626,578	17.60	to	13.88	9,887,623	0.00%	-14.09%	to	-15.68%
2021	0.45%	to	2.30%	718,252	20.49	to	16.46	13,247,924	0.16%	10.50%	to	8.44%
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	1.00%	to	2.30%	718,590	13.83	to	12.17	9,675,422	0.00%	11.91%	to	10.45%
2022	0.45%	to	2.30%	882,984	12.97	to	11.02	10,651,261	0.00%	-15.37%	to	-16.94%
2021	0.45%	to	2.10%	881,154	15.32	to	13.47	12,639,494	0.21%	7.76%	to	5.97%
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.45%	to	2.30%	931,553	16.55	to	13.80	14,317,533	0.00%	15.85%	to	13.71%
2022	0.45%	to	2.30%	1,064,670	14.28	to	12.13	14,266,256	0.00%	-17.94%	to	-19.46%
2021	0.45%	to	2.30%	1,058,937	17.40	to	15.07	17,354,026	0.17%	11.66%	to	9.58%
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.85%	to	1.65%	756,084	9.67	to	9.31	7,204,324	2.55%	4.33%	to	3.49%
2022	0.85%	to	1.65%	665,226	9.27	to	9.00	6,087,243	1.82%	-14.47%	to	-15.16%
2021	0.85%	to	1.65%	634,749	10.84	to	10.61	6,815,612	1.16%	-2.86%	to	-3.64%
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	1.00%	to	1.90%	96,699	14.74	to	14.13	1,415,213	1.48%	19.28%	to	18.20%
2022	1.00%	to	1.90%	91,131	12.36	to	11.95	1,120,048	1.72%	-17.21%	to	-17.97%
2021	0.85%	to	1.65%	70,589	14.99	to	14.67	1,047,496	1.64%	20.83%	to	19.86%
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.85%	to	1.35%	196,566	13.96	to	13.37	2,687,668	2.58%	20.44%	to	19.83%
2022	0.85%	to	1.35%	198,918	11.59	to	11.16	2,265,446	3.30%	-15.10%	to	-15.53%
2021	0.85%	to	1.35%	266,869	13.65	to	13.21	3,586,007	2.23%	11.44%	to	10.88%
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2023	0.45%	to	1.95%	3,415,010	14.72	to	12.82	47,422,732	2.36%	17.05%	to	15.29%
2022	0.45%	to	2.10%	4,049,635	12.58	to	10.98	48,326,128	3.90%	-14.68%	to	-16.09%
2021	0.45%	to	2.10%	4,022,365	14.74	to	13.08	56,620,590	3.06%	10.34%	to	8.52%
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2023	0.45%	to	1.95%	2,719,240	9.12	to	8.81	24,382,375	3.51%	6.88%	to	5.27%
2022	0.45%	to	1.95%	2,859,974	8.53	to	8.37	24,171,482	2.28%	-13.99%	to	-15.28%
2021	0.45%	to	2.10%	3,782,136	9.92	to	9.87	37,434,944	3.51%	-0.81%	to	-1.25%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2023	0.35%			4,007	9.26			37,116	3.19%	7.25%
2022	0.35%			6,243	8.64			53,924	2.54%	-13.74%
2021	0.35%			6,209	10.01			62,174	2.21%	0.13%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2023	0.85%	to	1.90%	258,453	12.69	to	12.47	3,210,635	0.00%	10.86%	to	9.69%
2022	0.85%	to	1.90%	232,679	11.45	to	11.37	2,611,205	0.00%	-15.56%	to	-16.45%
2021	0.85%	to	1.90%	226,421	13.56	to	13.61	3,019,154	3.71%	3.54%	to	2.44%
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2023	0.45%	to	1.95%	490,185	18.88	to	15.35	8,335,869	1.38%	15.02%	to	13.29%
2022	0.45%	to	1.95%	548,922	16.42	to	13.55	8,180,606	0.00%	-38.36%	to	-39.29%
2021	0.45%	to	2.10%	668,747	26.63	to	21.92	16,286,357	0.20%	-1.85%	to	-3.48%
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2023	0.45%	to	1.95%	298,923	13.87	to	13.21	4,044,538	2.39%	14.85%	to	13.12%
2022	0.45%	to	1.95%	340,994	12.08	to	11.68	4,045,406	3.55%	-6.55%	to	-7.96%
2021	0.45%	to	2.10%	386,705	12.92	to	12.67	4,946,862	3.18%	9.78%	to	7.97%
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2023	0.45%	to	2.05%	305,091	62.64	to	50.21	17,192,224	5.09%	34.38%	to	32.23%
2022	0.45%	to	2.05%	237,306	46.62	to	37.97	9,955,639	4.29%	-13.04%	to	-14.43%
2021	0.45%	to	2.10%	231,801	53.60	to	44.11	11,178,556	0.00%	39.24%	to	36.94%
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2023	0.45%	to	2.30%	19,403,371	10.22	to	7.86	176,733,499	4.39%	4.02%	to	2.09%
2022	0.45%	to	2.30%	23,879,495	9.83	to	7.70	209,812,809	1.25%	0.68%	to	-1.19%
2021	0.45%	to	2.50%	15,041,414	9.76	to	7.60	132,184,660	0.00%	-0.45%	to	-2.50%
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.35%	to	1.60%	23,598	8.19	to	39.57	267,888	0.00%	20.16%	to	18.65%
2022	0.35%	to	1.60%	31,433	6.82	to	33.35	278,626	0.00%	-37.83%	to	-38.61%
2021	0.35%	to	1.60%	19,427	10.96	to	54.32	323,585	0.12%	-5.04%	to	-6.23%
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2023	0.45%	to	1.95%	301,433	32.87	to	26.71	8,862,144	0.00%	19.90%	to	18.10%
2022	0.45%	to	1.95%	354,984	27.41	to	22.62	8,781,559	0.00%	-38.10%	to	-39.03%
2021	0.45%	to	2.10%	409,517	44.28	to	36.44	16,490,957	0.00%	-5.36%	to	-6.93%
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.45%	to	1.95%	226,949	33.46	to	27.19	6,735,378	1.46%	8.14%	to	6.52%
2022	0.45%	to	2.15%	264,013	30.94	to	24.88	7,291,684	1.34%	-3.10%	to	-4.75%
2021	0.45%	to	2.10%	308,248	31.93	to	26.27	8,879,492	0.76%	23.46%	to	21.41%
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2022	0.35%			26,416	11.23			296,665	0.34%	-17.35%
2021	0.35%			32,657	13.59			443,749	0.40%	26.13%		*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2023	0.45%	to	1.95%	172,191	23.84	to	21.23	3,873,658	0.43%	22.64%	to	20.80%
2022	0.45%	to	1.95%	181,232	19.44	to	17.57	3,357,278	0.28%	-17.48%	to	-18.73%
2021	0.45%	to	1.95%	216,559	23.56	to	21.62	4,900,273	0.22%	25.86%	to	23.96%
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	0.85%	to	1.55%	75,655	18.76	to	17.67	1,397,171	0.30%	19.66%	to	18.82%
2022	1.00%	to	1.55%	81,620	15.50	to	14.87	1,259,364	0.53%	-23.72%	to	-24.14%
2021	1.00%	to	1.55%	95,217	20.32	to	19.60	1,927,988	0.36%	25.49%	to	24.79%
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2023	0.45%	to	1.95%	681,339	25.44	to	22.64	16,009,908	1.16%	23.01%	to	21.16%
2022	0.45%	to	1.95%	719,998	20.68	to	18.68	13,867,822	0.63%	-22.61%	to	-23.78%
2021	0.45%	to	1.95%	763,239	26.72	to	24.51	19,118,529	0.38%	29.33%	to	27.38%
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2023	0.65%	to	1.95%	415,611	16.79	to	14.59	6,546,161	2.05%	11.91%	to	10.45%
2022	0.45%	to	1.95%	471,469	15.29	to	13.21	6,664,710	1.17%	-29.04%	to	-30.11%
2021	0.45%	to	2.10%	596,361	21.55	to	18.65	11,957,561	1.01%	45.67%	to	43.26%
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.45%	to	1.95%	2,380,014	17.95	to	15.62	40,127,941	1.11%	15.83%	to	14.09%
2022	0.65%	to	1.95%	2,584,907	15.24	to	13.69	37,937,760	0.81%	-21.24%	to	-22.27%
2021	0.65%	to	2.15%	2,593,518	19.35	to	17.36	48,546,778	0.81%	13.46%	to	11.75%
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.45%	to	1.95%	1,409,060	10.96	to	9.04	13,971,220	3.19%	5.21%	to	3.63%
2022	0.45%	to	2.10%	1,798,484	10.42	to	8.57	17,025,354	1.97%	-6.09%	to	-7.64%
2021	0.45%	to	2.10%	1,535,194	11.09	to	9.28	15,715,417	1.04%	-1.04%	to	-2.68%
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.85%	to	1.65%	40,689	12.35	to	11.54	491,371	2.46%	14.58%	to	13.66%
2022	0.85%	to	1.65%	42,677	10.78	to	10.15	451,174	3.53%	-6.79%	to	-7.54%
2021	0.85%	to	1.65%	54,229	11.57	to	10.98	616,056	1.85%	9.46%	to	8.58%
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	1.30%			3,508	9.22			32,336	4.65%	3.39%
2022	1.30%			3,509	8.92			31,287	1.04%	-0.02%
2021	1.30%			3,511	8.92			31,310	0.00%	-1.30%
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.45%	to	1.95%	254,420	22.53	to	19.45	5,238,751	0.48%	13.48%	to	11.77%
2022	0.45%	to	2.10%	298,547	19.86	to	17.17	5,462,677	0.41%	-19.13%	to	-20.47%
2021	0.45%	to	2.10%	356,480	24.55	to	21.59	8,137,448	0.00%	30.25%	to	28.09%
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2023	0.85%	to	1.65%	307,464	19.08	to	17.81	5,754,138	0.32%	12.73%	to	11.82%
2022	0.85%	to	1.65%	366,316	16.92	to	15.93	6,078,464	0.31%	-19.67%	to	-20.32%
2021	0.85%	to	1.65%	294,839	21.07	to	19.99	6,115,948	0.00%	29.40%	to	28.36%
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.45%	to	1.95%	151,966	23.09	to	19.93	3,170,751	0.00%	16.94%	to	15.18%
2022	0.45%	to	2.15%	161,207	19.75	to	17.00	2,900,477	0.00%	-30.68%	to	-31.86%
2021	0.45%	to	2.10%	207,812	28.48	to	25.05	5,481,214	0.00%	9.81%	to	7.99%
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2023	0.85%	to	1.65%	265,905	17.63	to	16.46	4,566,058	0.00%	16.17%	to	15.23%
2022	0.85%	to	1.65%	234,858	15.17	to	14.28	3,487,889	0.00%	-31.10%	to	-31.65%
2021	0.85%	to	1.65%	307,642	22.02	to	20.90	6,650,001	0.00%	9.11%	to	8.23%
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.45%	to	1.95%	136,451	18.80	to	16.23	2,337,447	0.38%	16.92%	to	15.17%
2022	0.45%	to	1.95%	179,309	16.08	to	14.10	2,649,258	0.33%	-13.31%	to	-14.61%
2021	0.45%	to	2.00%	197,125	18.55	to	16.44	3,391,780	0.00%	31.45%	to	29.40%
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2023	0.85%	to	1.65%	177,674	16.28	to	15.20	2,814,859	0.19%	16.16%	to	15.23%
2022	0.85%	to	1.65%	178,234	14.02	to	13.19	2,434,277	0.11%	-13.90%	to	-14.59%
2021	0.85%	to	1.65%	222,320	16.28	to	15.45	3,535,806	0.00%	30.46%	to	29.41%
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.45%	to	1.90%	75,194	24.58	to	21.32	1,678,288	1.43%	7.79%	to	6.22%
2022	0.45%	to	1.90%	69,955	22.80	to	20.07	1,462,464	1.09%	-8.86%	to	-10.18%
2021	0.45%	to	2.10%	91,888	25.02	to	22.00	2,126,930	0.75%	21.33%	to	19.32%
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2023	0.85%	to	1.65%	183,687	20.26	to	18.92	3,617,715	1.24%	7.12%	to	6.26%
2022	0.85%	to	1.65%	149,986	18.91	to	17.80	2,767,265	0.99%	-9.44%	to	-10.17%
2021	0.85%	to	1.65%	114,266	20.89	to	19.82	2,336,290	0.58%	20.54%	to	19.57%
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.35%			1,565	8.44			13,206	0.27%	-18.74%
2021	0.35%			3,311	10.38			34,382	0.00%	3.84%		*	***
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)
2023	0.45%	to	1.65%	87,184	13.60	to	12.17	1,101,877	0.00%	14.48%	to	13.11%
2022	0.65%	to	1.65%	103,717	11.69	to	10.76	1,156,041	0.00%	-11.85%	to	-12.74%
2021	0.65%	to	1.65%	105,301	13.26	to	12.33	1,345,659	0.30%	17.18%	to	16.00%
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2023	0.45%	to	1.95%	775,137	9.05	to	7.70	6,566,600	1.83%	1.07%	to	-0.45%
2022	0.45%	to	2.10%	936,216	8.96	to	7.62	7,821,376	1.61%	-13.51%	to	-14.94%
2021	0.45%	to	2.50%	1,355,517	10.36	to	8.65	13,107,228	0.29%	-2.83%	to	-4.83%
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)
2023	0.35%			12,227	11.29			138,033	0.00%	11.43%
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)
2023	0.30%	to	0.35%	71,446	11.04	to	11.03	788,423	0.00%	6.95%	to	6.90%
2022	0.30%			44,694	10.32			461,245	0.00%	3.20%		*	***
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2023	0.45%	to	1.95%	313,347	11.84	to	10.15	3,437,784	3.58%	6.52%	to	4.92%
2022	0.45%	to	1.95%	397,200	11.11	to	9.67	4,114,941	2.63%	-6.88%	to	-8.28%
2021	0.45%	to	2.10%	404,525	11.93	to	10.41	4,523,492	2.00%	0.74%	to	-0.93%
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2023	0.45%	to	1.95%	299,554	15.36	to	12.67	4,072,145	2.75%	7.53%	to	5.92%
2022	0.45%	to	1.95%	360,545	14.28	to	11.96	4,573,180	7.54%	-12.26%	to	-13.58%
2021	0.45%	to	2.10%	374,398	16.28	to	13.62	5,456,054	11.08%	15.52%	to	13.61%
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2023	0.45%	to	1.95%	312,719	15.22	to	12.37	4,315,084	5.61%	10.51%	to	8.85%
2022	0.45%	to	1.95%	346,359	13.77	to	11.37	4,348,789	4.72%	-16.18%	to	-17.44%
2021	0.45%	to	1.95%	377,599	16.43	to	13.77	5,703,657	4.40%	-3.09%	to	-4.55%
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2023	0.45%	to	1.95%	203,367	10.52	to	8.55	1,938,375	2.43%	5.64%	to	4.05%
2022	0.45%	to	1.95%	226,407	9.96	to	8.22	2,051,427	1.46%	-19.43%	to	-20.64%
2021	0.45%	to	1.95%	252,777	12.36	to	10.35	2,878,306	6.02%	-8.03%	to	-9.41%
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
2023	0.30%	to	0.35%	180,017	9.67	to	9.66	1,739,134	2.77%	8.86%	to	8.80%
2022	0.30%	to	0.35%	107,986	8.89	to	8.88	958,625	1.68%	-10.29%	to	-10.34%
2021	0.30%	to	0.35%	61,917	9.91	to	9.90	613,017	0.98%	-2.10%	to	-2.15%	****
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2023	0.85%	to	1.95%	337,378	10.59	to	9.84	3,530,515	2.49%	7.99%	to	6.80%
2022	0.85%	to	1.95%	361,890	9.81	to	9.21	3,511,050	1.38%	-11.01%	to	-12.00%
2021	0.85%	to	1.95%	386,668	11.02	to	10.47	4,225,023	1.49%	-2.89%	to	-3.96%
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2023	0.45%	to	1.95%	156,730	11.97	to	9.73	1,630,672	2.15%	4.69%	to	3.11%
2022	0.45%	to	1.95%	177,746	11.43	to	9.43	1,786,765	1.38%	-11.49%	to	-12.82%
2021	0.45%	to	2.10%	193,570	12.92	to	10.63	2,216,754	4.84%	-4.69%	to	-6.27%
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2023	0.45%	to	1.95%	311,492	18.59	to	15.11	5,098,858	5.60%	11.62%	to	9.95%
2022	0.45%	to	1.95%	365,517	16.66	to	13.74	5,403,301	4.97%	-10.79%	to	-12.13%
2021	0.45%	to	2.10%	317,292	18.67	to	15.36	5,275,870	4.34%	3.08%	to	1.37%
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
2022	0.30%	to	0.35%	88,684	9.46	to	9.45	837,769	5.18%	-10.43%	to	-10.47%
2021	0.30%	to	0.35%	98,111	10.56	to	10.55	1,035,357	4.13%	3.49%	to	3.44%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2023	0.30%	to	0.35%	498,112	10.38	to	10.36	5,164,601	5.47%	8.10%	to	8.05%
2022	0.30%	to	0.35%	288,301	9.60	to	9.59	2,765,781	3.93%	-7.93%	to	-7.97%
2021	0.30%	to	0.35%	185,959	10.43	to	10.42	1,938,518	2.09%	1.85%	to	1.80%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2023	0.45%	to	1.90%	1,472,317	11.94	to	10.82	16,710,599	5.20%	7.67%	to	6.11%
2022	0.45%	to	1.95%	1,711,861	11.09	to	10.17	18,239,878	3.62%	-8.30%	to	-9.67%
2021	0.45%	to	1.90%	1,594,554	12.09	to	11.29	18,688,883	2.80%	1.45%	to	-0.03%
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2023	0.45%	to	1.95%	1,305,455	10.71	to	8.84	12,078,145	3.49%	4.40%	to	2.84%
2022	0.45%	to	1.95%	1,235,500	10.26	to	8.59	11,257,591	1.48%	-6.27%	to	-7.68%
2021	0.45%	to	2.15%	1,438,705	10.95	to	9.11	14,141,862	0.42%	-1.47%	to	-3.15%
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
2023	0.30%	to	0.35%	149,336	9.78	to	9.77	1,459,809	3.77%	4.82%	to	4.77%
2022	0.30%	to	0.35%	131,229	9.33	to	9.32	1,224,009	1.84%	-5.89%	to	-5.94%
2021	0.35%			68,289	9.91			676,897	0.53%	-1.12%		*	***
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
2023	0.35%			113,976	9.86			1,123,416	3.26%	3.49%
2022	0.35%			82,428	9.52			785,092	7.19%	-12.07%
2021	0.35%			75,509	10.83			817,871	3.23%	5.33%		*	***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2023	0.45%	to	1.95%	580,739	8.80	to	7.15	4,505,477	16.27%	-8.35%	to	-9.72%
2022	0.45%	to	1.95%	707,438	9.60	to	7.92	6,038,249	23.15%	8.18%	to	6.55%
2021	0.45%	to	2.00%	622,029	8.87	to	7.39	4,945,451	4.43%	32.51%	to	30.45%
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
2023	0.30%	to	0.35%	50,406	14.55	to	14.53	732,600	15.43%	-8.02%	to	-8.07%
2022	0.30%	to	0.35%	38,731	15.82	to	15.80	612,263	20.31%	8.46%	to	8.41%
2021	0.30%	to	0.35%	30,330	14.59	to	14.58	442,228	3.87%	33.07%	to	33.00%	****
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2023	0.85%	to	1.65%	1,369,745	10.89	to	10.17	14,576,863	4.38%	4.91%	to	4.06%
2022	0.85%	to	1.65%	1,357,927	10.38	to	9.77	13,833,140	1.55%	-1.11%	to	-1.91%
2021	0.85%	to	1.65%	1,257,369	10.50	to	9.96	12,997,135	0.99%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
2023	0.30%	to	0.35%	170,322	10.54	to	10.52	1,792,371	4.66%	5.75%	to	5.70%
2022	0.30%	to	0.35%	137,405	9.96	to	9.95	1,368,074	1.87%	-0.32%	to	-0.37%
2021	0.30%	to	0.35%	78,986	10.00	to	9.99	789,092	0.65%	-0.20%	to	-0.25%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
2023	0.30%	to	0.35%	300,092	9.02	to	9.01	2,703,737	3.72%	5.78%	to	5.73%
2022	0.30%	to	0.35%	212,873	8.53	to	8.52	1,813,798	2.78%	-14.43%	to	-14.48%
2021	0.30%	to	0.35%	137,885	9.97	to	9.96	1,373,847	1.45%	-1.41%	to	-1.46%	****
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)
2023	0.35%			11,960	10.96			131,069	1.19%	24.71%
2022	0.35%			2,558	8.79			22,477	1.01%	-12.13%		*	***
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)
2023	0.30%	to	0.35%	100,806	9.19			926,240	4.61%	5.03%	to	4.98%
2022	0.35%			10,087	8.75			88,265	3.42%	-12.50%		*	***
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)
2023	0.35%			13,468	9.70			130,672	1.64%	17.04%
2022	0.35%			5,113	8.29			42,388	3.10%	-17.10%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
2023	0.30%	to	0.35%	52,214	12.41	to	12.39	647,042	0.00%	25.70%	to	25.64%
2022	0.35%			20,398	9.86			201,142	0.21%	-23.25%
2021	0.35%			11,527	12.85			148,092	0.08%	28.47%		*	***
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)
2023	0.35%			3,636	9.90			36,014	0.33%	15.13%
2022	0.35%			582	8.60			5,007	0.00%	-13.98%		*	***
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)
2023	0.35%			8,049	10.17			81,848	1.65%	5.24%
2022	0.35%			1,281	9.66			12,378	1.04%	-3.37%		*	***
ProFund VP Asia 30 (PROA30)
2023	0.45%	to	1.95%	29,733	10.92	to	8.87	286,224	0.13%	3.85%	to	2.29%
2022	0.45%	to	1.95%	64,821	10.51	to	8.67	602,133	0.71%	-24.76%	to	-25.90%
2021	0.45%	to	1.95%	97,682	13.97	to	11.70	1,214,974	0.00%	-18.89%	to	-20.11%
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
ProFund Access VP High Yield Fund (PROAHY)
2023	0.45%	to	1.95%	171,422	17.75	to	14.43	2,697,357	5.96%	9.93%	to	8.28%
2022	0.45%	to	2.10%	193,213	16.15	to	13.07	2,777,006	3.47%	-8.38%	to	-9.89%
2021	0.45%	to	2.10%	341,738	17.62	to	14.50	5,432,217	3.38%	-0.18%	to	-1.83%
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
ProFund VP Biotechnology (PROBIO)
2023	0.45%	to	1.95%	85,072	43.20	to	35.65	3,244,920	0.00%	9.65%	to	8.00%
2022	0.45%	to	2.15%	105,970	39.40	to	32.23	3,721,815	0.00%	-8.13%	to	-9.69%
2021	0.45%	to	2.15%	133,613	42.89	to	35.69	5,142,538	0.00%	15.21%	to	13.25%
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
ProFund VP Bull (PROBL)
2023	0.45%	to	1.95%	111,904	37.17	to	30.21	3,594,337	0.00%	23.18%	to	21.33%
2022	0.45%	to	1.95%	203,052	30.18	to	24.90	5,300,856	0.00%	-20.10%	to	-21.30%
2021	0.45%	to	1.95%	116,173	37.77	to	31.64	3,918,523	0.00%	25.77%	to	23.87%
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
ProFund VP Materials (PROBM)
2023	0.45%	to	1.95%	47,428	17.45	to	14.40	721,763	0.57%	11.87%	to	10.19%
2022	0.45%	to	2.10%	47,581	15.60	to	12.84	657,952	0.24%	-9.55%	to	-11.05%
2021	0.45%	to	2.15%	98,175	17.25	to	14.35	1,516,509	0.40%	25.06%	to	22.93%
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
ProFund VP Banks (PROBNK)
2023	0.45%	to	1.95%	48,828	22.76	to	18.78	980,277	1.15%	9.89%	to	8.24%
2022	0.45%	to	2.20%	49,106	20.71	to	16.84	899,798	0.23%	-20.24%	to	-21.64%
2021	0.45%	to	2.20%	76,839	25.97	to	21.49	1,788,345	0.94%	33.49%	to	31.14%
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
ProFund VP Bear (PROBR)
2023	1.15%	to	1.85%	92,744	1.12	to	1.02	101,201	0.21%	-16.24%	to	-16.83%
2022	0.45%	to	1.95%	204,011	1.46	to	1.21	265,996	0.00%	16.59%	to	14.84%
2021	0.45%	to	1.85%	90,477	1.25	to	1.06	106,711	0.00%	-24.97%	to	-26.02%
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
ProFund VP Consumer Staples (PROCG)
2023	0.45%	to	2.05%	106,512	24.27	to	19.77	2,284,540	0.19%	3.46%	to	1.80%
2022	0.45%	to	2.10%	113,304	23.46	to	19.31	2,373,181	0.05%	-25.04%	to	-26.28%
2021	0.45%	to	2.10%	160,777	31.30	to	26.19	4,536,766	0.36%	19.11%	to	17.14%
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Consumer Discretionary (PROCS)
2023	0.45%	to	1.95%	74,262	36.52	to	30.13	2,387,013	0.00%	31.46%	to	29.49%
2022	0.45%	to	2.10%	77,958	27.78	to	22.86	1,925,180	0.00%	-31.84%	to	-32.97%
2021	0.45%	to	2.10%	95,707	40.76	to	34.10	3,502,672	0.00%	9.73%	to	7.92%
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
ProFund VP Europe 30 (PROE30)
2023	0.45%	to	1.95%	82,249	16.91	to	13.74	1,196,848	1.94%	16.94%	to	15.18%
2022	1.15%	to	1.95%	100,136	13.22	to	11.93	1,267,673	1.34%	-8.82%	to	-9.56%
2021	0.45%	to	2.15%	123,331	15.74	to	12.88	1,714,860	0.96%	23.97%	to	21.85%
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
ProFund VP Emerging Markets (PROEM)
2023	0.45%	to	1.95%	263,327	10.44	to	8.48	2,355,846	2.74%	14.80%	to	13.07%
2022	0.45%	to	1.95%	206,107	9.09	to	7.50	1,634,966	0.61%	-16.57%	to	-17.82%
2021	0.45%	to	1.95%	153,589	10.90	to	9.13	1,487,338	0.00%	-18.38%	to	-19.61%
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
ProFund VP Financials (PROFIN)
2023	0.45%	to	2.05%	78,975	28.38	to	23.11	1,951,231	0.43%	13.37%	to	11.56%
2022	0.45%	to	2.20%	86,759	25.03	to	20.35	1,911,581	0.09%	-15.52%	to	-17.01%
2021	0.45%	to	2.20%	152,928	29.63	to	24.52	4,046,025	0.39%	29.52%	to	27.24%
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
ProFund VP U.S. Government Plus (PROGVP)
2023	1.15%	to	1.95%	33,100	10.93	to	9.78	345,877	5.07%	-1.10%	to	-1.90%
2022	1.15%	to	1.90%	11,373	11.05	to	10.03	119,181	0.00%	-42.36%	to	-42.80%
2021	0.45%	to	2.15%	27,246	20.81	to	17.03	505,981	0.00%	-7.50%	to	-9.08%
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
ProFund VP Health Care (PROHC)
2023	0.45%	to	1.95%	155,317	37.17	to	30.67	5,032,262	0.00%	0.37%	to	-1.14%
2022	0.45%	to	1.95%	189,320	37.03	to	31.02	6,205,806	0.00%	-6.45%	to	-7.85%
2021	0.45%	to	2.15%	242,111	39.58	to	32.94	8,566,055	0.04%	20.99%	to	18.93%
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
ProFund VP Industrials (PROIND)
2023	0.45%	to	1.90%	118,573	29.66	to	24.63	3,091,009	0.00%	15.77%	to	14.09%
2022	0.45%	to	1.90%	127,200	25.62	to	21.59	2,895,581	0.00%	-15.98%	to	-17.20%
2021	0.45%	to	1.95%	141,052	30.49	to	25.93	3,848,810	0.00%	15.88%	to	14.13%
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
ProFund VP International (PROINT)
2023	0.45%	to	1.90%	40,156	14.48	to	11.85	511,460	0.00%	15.03%	to	13.36%
2022	0.45%	to	1.90%	59,021	12.59	to	10.45	654,321	0.00%	-16.82%	to	-18.03%
2021	0.45%	to	1.90%	40,929	15.14	to	12.75	556,197	0.00%	8.33%	to	6.75%
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
ProFund VP Japan (PROJP)
2023	0.45%	to	1.95%	61,711	25.26	to	20.53	1,354,290	0.00%	33.91%	to	31.90%
2022	0.65%	to	1.95%	39,516	18.39	to	15.57	655,963	0.00%	-10.51%	to	-11.68%
2021	0.45%	to	1.95%	54,142	21.04	to	17.63	1,013,166	0.00%	3.42%	to	1.87%
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
ProFund VP NASDAQ-100 (PRON)
2023	0.45%	to	1.95%	154,669	68.43	to	55.62	9,167,325	0.00%	51.49%	to	49.22%
2022	0.45%	to	2.10%	124,848	45.17	to	36.56	4,939,572	0.00%	-34.21%	to	-35.30%
2021	0.45%	to	2.15%	197,031	68.66	to	56.17	11,962,342	0.00%	24.24%	to	22.12%
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Internet (PRONET)
2023	1.15%	to	1.95%	102,230	37.15	to	33.52	3,641,615	0.00%	48.13%	to	46.94%
2022	1.15%	to	1.95%	112,486	25.08	to	22.81	2,717,199	0.00%	-46.75%	to	-47.18%
2021	0.45%	to	1.95%	141,414	50.78	to	43.19	6,429,929	0.00%	4.83%	to	3.25%
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
ProFund VP Energy (PROOG)
2023	0.45%	to	1.95%	571,921	15.08	to	12.26	7,510,750	2.38%	-2.93%	to	-4.39%
2022	0.45%	to	2.15%	620,231	15.54	to	12.49	8,491,264	1.22%	58.71%	to	56.01%
2021	0.45%	to	2.15%	466,095	9.79	to	8.01	4,036,576	1.99%	51.25%	to	48.67%
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
ProFund VP Pharmaceuticals (PROPHR)
2023	1.15%	to	1.95%	39,783	20.97	to	18.92	793,805	0.66%	-6.58%	to	-7.33%
2022	1.15%	to	2.15%	53,383	22.44	to	19.93	1,137,384	0.08%	-7.21%	to	-8.14%
2021	0.45%	to	2.15%	69,790	26.08	to	21.70	1,617,000	0.31%	10.70%	to	8.81%
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
ProFund VP Precious Metals (PROPM)
2023	0.45%	to	1.95%	536,759	4.52	to	3.73	2,140,094	0.00%	1.02%	to	-0.50%
2022	0.45%	to	2.20%	625,060	4.48	to	3.64	2,479,762	0.00%	-11.42%	to	-12.98%
2021	0.45%	to	2.20%	581,754	5.06	to	4.18	2,621,749	0.00%	-9.34%	to	-10.94%
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
ProFund VP Rising Rates Opportunity (PRORRO)
2023	1.25%	to	1.95%	145,170	2.95	to	2.68	410,427	0.12%	0.49%	to	-0.22%
2022	0.45%	to	1.95%	444,009	3.25	to	2.68	1,275,940	0.00%	57.76%	to	55.39%
2021	0.45%	to	1.90%	71,120	2.06	to	1.74	132,364	0.00%	-0.52%	to	-1.97%
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
ProFund VP Semiconductor (PROSCN)
2023	0.45%	to	1.95%	307,328	85.01	to	70.15	23,418,354	0.00%	92.80%	to	89.91%
2022	1.15%	to	2.15%	69,215	40.61	to	36.07	2,712,713	0.00%	-38.22%	to	-38.85%
2021	0.45%	to	1.95%	115,218	70.87	to	60.28	7,304,880	0.00%	47.82%	to	45.60%
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
ProFund VP Short Emerging Markets (PROSEM)
2023	1.15%	to	1.85%	1,733	2.83	to	2.57	4,684	0.06%	-12.79%	to	-13.41%
2022	1.15%	to	1.85%	4,295	3.25	to	2.97	13,439	0.00%	5.47%	to	4.73%
2021	1.15%	to	1.85%	3,048	3.08	to	2.83	9,065	0.00%	8.69%	to	7.92%
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
ProFund VP Short International (PROSIN)
2023	1.25%	to	1.85%	2,249	2.38	to	2.19	5,166	0.68%	-11.41%	to	-11.95%
2022	1.15%	to	1.95%	50,332	2.72	to	2.46	130,191	0.00%	11.16%	to	10.27%
2021	1.25%	to	1.85%	21,044	2.42	to	2.25	50,673	0.00%	-14.48%	to	-15.00%
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
ProFund VP Short NASDAQ-100 (PROSN)
2023	1.15%	to	1.95%	204,086	0.49	to	0.44	98,331	0.00%	-33.18%	to	-33.72%
2022	0.45%	to	1.95%	249,528	0.81	to	0.67	179,108	0.00%	34.46%	to	32.44%
2021	1.15%	to	1.85%	58,292	0.55	to	0.51	30,662	0.00%	-25.99%	to	-26.51%
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Technology (PROTEC)
2023	0.45%	to	1.95%	402,577	63.09	to	52.06	22,623,488	0.00%	57.24%	to	54.88%
2022	0.45%	to	2.15%	161,613	40.12	to	32.82	5,709,576	0.00%	-36.01%	to	-37.11%
2021	0.45%	to	2.15%	228,315	62.71	to	52.19	12,755,692	0.00%	34.35%	to	32.06%
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
ProFund VP Communication Services (PROTEL)
2023	0.45%	to	1.95%	88,239	17.79	to	14.68	1,366,657	0.60%	31.22%	to	29.26%
2022	1.15%	to	1.95%	15,159	12.49	to	11.36	180,611	1.54%	-22.12%	to	-22.75%
2021	0.45%	to	1.95%	31,850	17.29	to	14.70	492,145	1.19%	17.88%	to	16.11%
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
ProFund VP UltraNASDAQ-100 (PROUN)
2023	1.15%	to	1.95%	19,942	254.20	to	227.51	4,847,477	0.00%	113.00%	to	111.28%
2022	1.15%	to	1.95%	24,822	119.34	to	107.68	2,844,407	0.00%	-61.38%	to	-61.69%
2021	1.15%	to	2.10%	159,065	309.02	to	276.13	48,276,770	0.00%	50.76%	to	49.31%
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2023	1.15%	to	1.90%	6,317,085	0.02	to	0.01	98,961	0.00%	-57.99%	to	-58.30%
2022	1.15%	to	1.95%	21,238,538	0.04	to	0.03	790,237	0.00%	54.29%	to	53.02%
2021	1.15%	to	1.90%	4,316,879	0.03	to	0.02	101,424	0.00%	-43.39%	to	-43.81%
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
ProFund VP Utilities (PROUTL)
2023	0.45%	to	1.95%	153,940	22.78	to	18.79	3,047,516	1.39%	-9.00%	to	-10.37%
2022	0.45%	to	1.95%	185,664	25.03	to	20.97	4,087,646	0.94%	-0.70%	to	-2.19%
2021	0.45%	to	1.95%	196,953	25.20	to	21.44	4,434,465	1.60%	14.89%	to	13.16%
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.85%	to	1.65%	1,096,250	21.36	to	19.95	22,847,728	1.98%	14.69%	to	13.76%
2022	0.85%	to	1.65%	1,029,746	18.63	to	17.54	18,735,458	1.40%	-3.95%	to	-4.73%
2021	0.85%	to	1.65%	895,184	19.40	to	18.41	17,019,299	1.11%	26.22%	to	25.20%
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2023	0.30%	to	0.35%	143,104	11.30	to	11.28	1,615,199	1.38%	15.58%	to	15.52%
2022	0.35%			44,052	9.77			430,285	0.96%	-3.21%
2021	0.35%			751	10.09			7,579	0.00%	0.91%		*	***
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2023	0.85%	to	1.55%	73,085	16.78	to	16.35	1,213,988	1.54%	17.67%	to	16.85%
2022	1.00%	to	1.55%	66,519	14.21	to	14.00	940,978	1.93%	-7.74%	to	-8.25%
2021	1.00%	to	1.55%	53,965	15.40	to	15.25	828,516	1.32%	13.79%	to	13.16%
2020	1.55%			4	13.48			54	0.00%	34.81%		*	***
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	1.00%			979	11.58			11,344	0.00%	15.83%		*	***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	1.00%	to	1.65%	59,858	9.96	to	9.78	592,594	0.02%	17.33%	to	16.56%
2022	1.00%	to	1.55%	17,897	8.49	to	8.41	151,741	1.83%	-15.62%	to	-16.09%
2021	1.00%	to	1.35%	20,720	10.06	to	10.03	208,286	0.00%	0.57%	to	0.34%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2023	0.30%	to	0.35%	318,976	11.02	to	11.00	3,510,911	0.00%	48.84%	to	48.77%
2022	0.30%	to	0.35%	450,881	7.41	to	7.40	3,335,717	0.00%	-38.69%	to	-38.72%
2021	0.30%	to	0.35%	452,603	12.08	to	12.07	5,464,459	0.00%	17.27%	to	17.21%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.85%	to	1.65%	1,708,704	16.52	to	15.43	27,530,881	0.00%	1.81%	to	1.00%
2022	0.85%	to	1.65%	1,726,923	16.23	to	15.27	27,405,926	0.00%	-13.43%	to	-14.13%
2021	0.85%	to	1.65%	1,681,087	18.74	to	17.79	30,937,267	0.00%	11.87%	to	10.97%
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2023	0.35%			59,872	9.92			594,063	3.38%	4.58%
2022	0.35%			35,074	9.49			332,778	2.35%	-4.86%
2021	0.35%			1,252	9.97			12,485	0.08%	-0.28%		*	***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.85%	to	1.65%	69,238	11.19	to	11.13	773,108	0.00%	11.87%	to	11.27%	****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
2023	0.85%	to	1.35%	103,487	8.18	to	7.94	833,758	3.33%	8.51%	to	7.97%
2022	0.85%	to	1.35%	98,526	7.53	to	7.36	733,456	0.00%	-25.37%	to	-25.74%
2021	0.85%	to	1.35%	78,885	10.09	to	9.91	788,068	0.90%	-12.97%	to	-13.40%
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2023	0.85%	to	1.95%	431,930	13.58	to	12.61	5,700,770	0.00%	9.47%	to	8.26%
2022	0.85%	to	2.10%	379,537	12.41	to	11.55	4,597,034	0.00%	-14.09%	to	-15.18%
2021	0.65%	to	2.10%	389,322	14.58	to	13.61	5,503,659	12.89%	-14.57%	to	-15.82%
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.35%			242	7.54			1,821	3.73%	9.39%
2022	0.35%			220	6.89			1,516	0.00%	-24.64%		*	***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.45%	to	1.95%	297,354	7.57	to	6.24	1,971,571	1.11%	-4.02%	to	-5.46%
2022	0.45%	to	1.95%	2,905,829	7.88	to	6.60	20,783,179	1.38%	7.91%	to	6.28%
2021	0.45%	to	1.95%	461,618	7.31	to	6.21	3,012,912	0.44%	18.38%	to	16.60%
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2023	0.85%	to	1.65%	710,278	10.67	to	9.96	7,397,228	2.58%	-4.65%	to	-5.42%
2022	0.85%	to	1.65%	803,807	11.19	to	10.53	8,800,801	1.44%	7.21%	to	6.34%
2021	0.85%	to	1.65%	960,317	10.43	to	9.90	9,847,758	0.32%	17.67%	to	16.72%
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.35%			14,922	11.00			164,103	1.33%	7.72%
2022	0.35%			88,534	10.21			903,856	1.67%	-1.01%
2021	0.35%			16,879	10.31			174,076	0.00%	3.13%		*	***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.30%	to	0.35%	846,400	9.01	to	8.99	7,614,036	1.82%	5.26%	to	5.21%
2022	0.30%	to	0.35%	422,915	8.56	to	8.55	3,615,332	1.96%	-13.47%	to	-13.52%
2021	0.30%	to	0.35%	344,801	9.89	to	9.88	3,408,035	0.17%	-2.01%	to	-2.06%	****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.30%	to	0.35%	490,936	8.75	to	8.73	4,290,226	1.46%	14.31%	to	14.25%
2022	0.30%	to	0.35%	421,490	7.65	to	7.64	3,223,326	1.17%	-30.33%	to	-30.37%
2021	0.30%	to	0.35%	190,494	10.98			2,091,764	0.00%	-1.84%	to	-1.89%	****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.30%	to	0.35%	345,773	12.58	to	12.56	4,345,507	1.09%	15.48%	to	15.43%
2022	0.30%	to	0.35%	208,707	10.89	to	10.88	2,271,909	1.06%	-19.06%	to	-19.10%
2021	0.30%	to	0.35%	115,256	13.46	to	13.45	1,550,505	0.05%	23.98%	to	23.92%	****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2023	0.30%	to	0.35%	702,414	9.94	to	9.93	6,976,432	1.63%	5.84%	to	5.79%
2022	0.30%	to	0.35%	463,019	9.39	to	9.38	4,345,975	1.38%	-6.00%	to	-6.05%
2021	0.30%	to	0.35%	290,454	9.99			2,901,376	0.01%	-0.75%	to	-0.80%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2023	0.30%	to	0.35%	580,337	11.42	to	11.40	6,617,108	2.20%	15.20%	to	15.14%
2022	0.30%	to	0.35%	355,864	9.91	to	9.90	3,523,713	2.79%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	214,590	11.84	to	11.83	2,538,662	0.03%	8.20%	to	8.15%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.30%	to	0.35%	466,869	13.60	to	13.57	6,339,529	1.04%	25.57%	to	25.51%
2022	0.30%	to	0.35%	320,057	10.83	to	10.82	3,462,502	1.30%	-19.83%	to	-19.87%
2021	0.30%	to	0.35%	273,616	13.51	to	13.50	3,694,149	0.03%	25.26%	to	25.20%	****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2023	0.65%	to	1.90%	421,622	12.49	to	11.78	5,123,906	2.18%	10.31%	to	8.92%
2022	0.65%	to	1.90%	344,256	11.33	to	10.81	3,826,854	0.92%	-26.57%	to	-27.49%
2021	0.65%	to	1.95%	407,114	15.43	to	14.89	6,191,338	0.77%	45.46%	to	43.56%
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.